AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 30, 1996

                                                 File Nos. 33-7404 and 811-4760

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION


                WASHINGTON, D.C. 20549


                                    FORM N-1A
                          REGISTRATION STATEMENT UNDER

                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 36

                                       AND
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 37


                               BT INVESTMENT FUNDS
               (Exact Name of Registrant as Specified in Charter)

6 ST. JAMES AVENUE, BOSTON, MASSACHUSETTS              02116
(Address of Principal Executive Offices)            (Zip Code)

        Registrant's Telephone Number, including Area Code: 617-423-0800

Philip W. Coolidge                       Copies to:  Burton M. Leibert, Esq.
Signature Broker-Dealer Services, Inc.               Willkie Farr & Gallagher
6 St. James Avenue                                   One Citicorp Center
Boston, Massachusetts 02116                          153 East 53rd Street
(Name and Address of Agent for Service)              New York, New York  10022

It is proposed that this filing will become effective (check appropriate box)
---                                         ---
 X
---  immediately upon filing pursuant to    --- on (date) pursuant to
     paragraph (b)                              paragraph (b)
---                                         ---
---  60 days after filing pursuant to       --- on (date) pursuant to
     paragraph (a)(i)                           paragraph (a)(i)
---                                         ---
---  75 days after filing pursuant to       --- on (date) pursuant to
     paragraph (a)(ii)                          paragraph (a)(ii) of rule 485.


If appropriate, check the following box:
---
--- this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



 BT INVESTMENT PORTFOLIOS, CAPITAL APPRECIATION
PORTFOLIO  AND INTERNATIONAL EQUITY PORTFOLIO HAVE ALSO EXECUTED THIS

REGISTRATION STATEMENT.


REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF ITS SHARES OF BENEFICIAL INTEREST PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. REGISTRANT FILED THE NOTICE REQUIRED BY RULE 24F-2 ON OR ABOUT NOVEMBER 30, 1995 FOR REGISTRANT'S FISCAL YEAR ENDED SEPTEMBER 30, 1995. REGISTRANT FILED THE NOTICE REQUIRED BY RULE 24F-2 ON FEBRUARY 28, 1995 FOR REGISTRANT'S FISCAL YEAR ENDED DECEMBER 31, 1994. REGISTRANT FILED THE

NOTICE REQUIRED BY RULE 24F-2 ON MAY 26, 1995 FOR REGISTRANT'S FISCAL YEAR ENDED MARCH 31, 1995.

EXPLANATORY NOTE


         This Post-Effective Amendment No. 36 (the "Amendment") to the Registrant's Registration Statement on Form N-1A is being filed with respect to the Global High Yield Securities Fund , Small Cap Fund, International Equity Fund, Capital Appreciation Fund, Pacific Basin Equity Fund, Latin American Equity Fund, European Equity Fund and International Bond Fund (the "Funds"), each a series of shares of the Registrant. The Amendment is being filed solely in order to bring the Funds' audited financial statements up to date and to make other non-material changes.


         The series of shares of the Registrant are listed below and are offered by Prospectuses in the respective Part A of the Post-Effective Amendments to the Registrant's Registration Statement as identified. Each of the following is a separate series of shares of the Registrant. This Amendment does not relate to, amend or otherwise affect the Prospectuses contained in prior Post-Effective Amendments, and, therefore, pursuant to Rule 485(d) under the Securities Act of 1933, as amended (the "1933 Act"), does not affect the effectiveness of such Post-Effective Amendments.

                                                           Post-Effective
                                                            AMENDMENT NO.

BT Investment Lifecycle Short Range Fund                           34
BT Investment Lifecycle Mid Range Fund                             34
BT Investment Lifecycle Long Range Fund                            34


Short/Intermediate U.S. Government Securities Fund                 33


Cash Management Fund                                               33

Treasury Money Fund                                                33
100% Treasury Fund                                                 33

Intermediate Tax Free Fund                                         33
Utility Fund                                                       33

 Tax Free Money Fund                                               33
 NY Tax Free Money Fund                                            33

 BT0329H


                               BT INVESTMENT FUNDS

GLOBAL HIGH YIELD SECURITIES FUND, SMALL CAP FUND, INTERNATIONAL EQUITY FUND, CAPITAL APPRECIATION FUND, PACIFIC BASIN EQUITY FUND, LATIN AMERICAN EQUITY FUND, EUROPEAN EQUITY FUND AND INTERNATIONAL BOND FUND


                                    FORM N-1A
                              CROSS REFERENCE SHEET

Part A
ITEM NO.                               HEADINGS IN PROSPECTUS

 1.     Cover Page . . . . . . . . Cover Page

 2.     Synopsis . . . . . . . . . Summary of Fund Expenses

 3.     Condensed Financial
        Information  . . . . . . . Fund's Financial Highlights

 4.     General Description of
        Registrant . . . . . . . . Cover Page; Investment Objective, Policies
                                   and Risks; Management of the Trust and
                                   Portfolios

 5.     Management of the Fund . . Management of the Trust and Portfolios

 6.     Capital Stock and Other
        Securities . . . . . . . . Cover Page; Purchase and Redemption of
                                   Shares; Dividends, Distributions and Taxes;
                                   Management of the Trust and Portfolios;
                                   Performance Information and Reports

 7.     Purchase of Securities
        Being Offered  . . . . . . Purchase and Redemption of Shares; Net Asset
Value

 8.     Redemption or Repurchase . Purchase and Redemption of Shares

 9.     Pending Legal Proceedings  Not applicable

Part B                                 Headings in Statement of
ITEM NO.                               ADDITIONAL INFORMATION

10.     Cover Page . . . . . . . . Cover Page

11.     Table of Contents  . . . . Contents

12.     General Information and
        History  . . . . . . . . . Not applicable

13.     Investment Objectives and
        Policies . . . . . . . . . Investment Objective, Policies and Risks

14.     Management of the Fund . . Management of the Trust and Portfolios

15.     Control Persons and Principal
        Holders of Securities . . .See Prospectus -- "Organization of the Trust"

16.     Investment Advisory and
        Other Services . . . . . . Management of the Trust and Portfolios

17.     Brokerage Allocation and
        Other Practices  . . . . . Investment Objective, Policies and Risks

18.     Capital Stock and Other
        Securities . . . . . . . . Organization of the Trust; see Prospectus --
                                   "Dividends, Distributions and Taxes" and
                                   "Organization of the Trust"

19.     Purchase, Redemption and
        Pricing of Securities
        Being Offered . . . . . .  Purchase and Redemption Information; Net
                                   Asset Value

20.     Tax Status . . . . . . . . Taxes; see Prospectus -- "Dividends,
                                   Distributions and Taxes"

21.     Underwriters . . . . . . . See Prospectus -- "Management of the Trust
                                   and Portfolios"

22.     Calculations of Yield
        Quotations of Money Market
        Funds  . . . . . . . . . . Performance Information

23.     Financial Statements . . . Financial Statements

PART C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

BT INVESTMENT FUNDS

                                              Global
                                              High Yield
                                              Securities Fund
PROSPECTUS: JANUARY 29, 1996 Please
read this Prospectus carefully
before investing and retain it for
future reference. It contains
important information about the             o Seeks high current income,
Fund that you should know and can             through investment in a non-
refer to in deciding whether the              diversified portfolio of high
Fund's goals match your own. A                yield, non-investment grade
Statement of Additional Information           debt securities issued
(SAI) with the same date has been             in many of the world's securities
filed with the Securities and                 markets.
Exchange Commission, and is
incorporated herein by reference.
You may request a free copy of the
Statement by calling the Fund's
Service Agent at 1-800-730-1313.

UNLIKE OTHER MUTUAL FUNDS, THE FUND
SEEKS TO ACHIEVE ITS INVESTMENT
OBJECTIVE BY INVESTING ALL OF ITS
INVESTABLE ASSETS IN THE PORTFOLIO
WHICH IS A SEPARATE FUND WITH AN
IDENTICAL INVESTMENT OBJECTIVE. SEE
"SPECIAL INFORMATION CONCERNING
MASTER-FEEDER FUND STRUCTURE" ON
PAGE 18. THE PORTFOLIO MAY BORROW
MONEY FOR INVESTMENT IN SECURITIES.
SUCH LEVERAGE WILL EXAGGERATE ANY
INCREASE OR DECREASE IN THE VALUE
OF SHARES IN THE FUND. BORROWING
ALSO INVOLVES COSTS TO THE
PORTFOLIO. SEE "LEVERAGE" ON PAGE
11 HEREIN. THIS PORTFOLIO INVESTS
PRIMARILY IN LOWER RATED BONDS,
COMMONLY KNOWN AS "JUNK BONDS."
INVESTMENTS OF THIS TYPE ARE
SUBJECT TO A GREATER RISK OF LOSS
OF PRINCIPAL AND INTEREST.
PURCHASERS OF SHARES OF THE FUND
SHOULD CAREFULLY ASSESS THE RISK
ASSOCIATED WITH AN INVESTMENT IN
THE FUND. THE FUND MAY BE
CONSIDERED A SPECULATIVE INVESTMENT
AND IS DESIGNED FOR AGGRESIVE
INVESTORS. SHARES OF THE FUND ARE
NEITHER INSURED NOR GUARANTEED BY
THE U.S. GOVERNMENT. SHARES OF THE
FUND ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED OR
ENDORSED BY, BANKERS TRUST COMPANY
AND THE SHARES ARE NOT FEDERALLY
INSURED BY THE FEDERAL DEPOSIT
INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY.

LIKE SHARES OF ALL MUTUAL FUNDS,
THESE SECURITIES HAVE NOT BEEN
APPROVED OR DISAPPROVED BY THE                BANKERS TRUST COMPANY
SECURITIES AND EXCHANGE COMMISSION            Investment Adviser of the
OR ANY STATE SECURITIES COMMISSION            Portfolio and Administrator
NOR HAS THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES            SIGNATURE BROKER-
COMMISSION PASSED UPON THE ACCURACY           DEALER SERVICES, INC.
OR ADEQUACY OF THIS PROSPECTUS. ANY           Distributor
REPRESENTATION TO THE CONTRARY IS A           6 St. James Avenue
CRIMINAL OFFENSE.                             Boston, Massachusetts 02116

TABLE  OF  CONTENTS
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                                                                          PAGE
 ..............................................................................
Summary of Fund Expenses                                                    3
Fund Financial Highlights                                                   4
Investment Objective, Policies and Risks                                    5
Risk Factors; Matching the Fund to Your Investment Needs                   13
Net Asset Value                                                            19
Purchase and Redemption of Shares                                          20
Dividends, Distributions and Taxes                                         23
Performance Information and Reports                                        24
Management of the Trust and BT Investment Portfolios                       25
Additional Information                                                     30
Appendix                                                                   35
-----------------------------------------------------------------------------

SUMMARY  OF  FUND  EXPENSES
The following table provides (i) a summary of expenses relating to purchases and sales of the shares of the Global High Yield Securities Fund (the "Fund") and the annual operating expenses of the Fund and the expenses of the Global High Yield Securities Portfolio (the "Portfolio"), as a percentage of average net assets of the Fund and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment in the Fund. THE TRUSTEES OF THE BT INVESTMENT FUNDS (THE "TRUST") BELIEVE THAT THE AGGREGATE PER SHARE EXPENSES
OF THE FUND AND THE PORTFOLIO WILL BE LESS THAN OR APPROXIMATELY EQUAL TO THE EXPENSES WHICH THE FUND WOULD INCUR IF THE TRUST RETAINED THE SERVICES OF AN INVESTMENT ADVISER AND THE INVESTABLE ASSETS ("ASSETS") OF THE FUND WERE INVESTED DIRECTLY IN THE TYPE OF SECURITIES BEING HELD BY THE PORTFOLIO.
------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES
(as a percentage of the average daily net assets of the Fund)
 ..............................................................................
Investment advisory fee (after reimbursement or waiver)                  0.41%
12b-1 fees                                                               0.00
Other expenses (after reimbursements or waivers)                         1.09
 ..............................................................................
Total operating expenses (after reimbursements or waivers)               1.50%
 ..............................................................................
EXAMPLE                               1 year    3 years    5 years    10 years
 ..............................................................................
You would pay the following expenses
  on a $1,000 investment, assuming (1)
  5% annual return and (2) redemption
  at the end of each time period       $15        $47        $82        $179
------------------------------------------------------------------------------

The expense table and the example above show the costs and expenses that an investor will bear directly or indirectly as a shareholder of the Fund. While reimbursement of distribution expenses in amounts up to 0.20% of average net assets are authorized to be made pursuant to the Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") it is not expected that any payments will actually be made under that plan in the foreseeable future. Bankers Trust Company ("Bankers Trust") has voluntarily agreed to waive a portion of its investment advisory fee. Without such waiver, the Portfolio's investment advisory fee would be equal to 0.80%. The expense table and the example reflect a voluntary undertaking by Bankers Trust or Signature Broker-Dealer Services, Inc. ("Signature") to waive or reimburse expenses such that the total operating expenses will not exceed 1.50% of the Fund's average net assets annually. Prior to September 15, 1995, Bankers Trust and Signature voluntarily undertook to waive and reimburse expenses such that total operating expense would not exceed 1.75%. The expense information in the above table has been restated to reflect the new expense waiver. In the absence of this undertaking, for the fiscal year ended September 30, 1995, the total operating expenses would be equal to approximately 2.61% of the Fund's average net assets annually. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Moreover, while each example assumes a 5% annual return, actual performance will vary and may result in a return greater or less than 5%.

The Fund is sold by Signature as the Trust's distributor (the "Distributor") to customers of Bankers Trust or to customers of another bank or a dealer or other institution that has a sub-shareholder servicing agreement with Bankers Trust (along with Bankers Trust, a "Service Agent"). Some Service Agents may impose certain conditions on their customers in addition to or different from those imposed by the Fund and may charge their customers a direct fee for their services. Each Service Agent has agreed to transmit to shareholders who are its customers appropriate disclosures of any fees that it may charge them directly.

For more information with respect to the expenses of the Fund and the Portfolio see "Management of the Trust and BT Investment Portfolios" herein.

FUND  FINANCIAL  HIGHLIGHTS
The following table shows selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the Fund for each period indicated and has been audited by Coopers & Lybrand L.L.P., the Fund's independent accountants, whose report thereon appears in the Fund's Annual Report which is incorporated by reference in the Fund's Statement of Additional Information.
------------------------------------------------------------------------------
                                                             FOR THE PERIOD
                                                          DECEMBER 14, 1993
                                                              (COMMENCEMENT
                                                FOR THE      OF OPERATIONS)
                                             YEAR ENDED                  TO
                                     SEPTEMBER 30, 1995  SEPTEMBER 30, 1994
 ..............................................................................
SELECTED PER SHARE DATA
Net Asset Value, Beginning of Period              $ 10.29           $ 10.00
Income from Investment Operations
  Net Investment Income                              0.77              0.31
  Net Realized and Unrealized (Loss) on
    Securities and
    Foreign Currency                                (0.41)            (0.02)
 ..............................................................................
  Total from Investment Operations                   0.36              0.29
 ..............................................................................
Less Dividends
  Distributions from Net Investment Income          (0.87)             --
 ..............................................................................
Net Asset Value, End of Period                    $  9.78           $ 10.29
 ..............................................................................
TOTAL INVESTMENT RETURN                              4.28%             3.66%*
RATIOS AND SUPPLEMENTAL DATA
Ratio of Net Investment Income to Average
Net Assets                                           8.68%             5.44%*
Ratio of Expenses to Average Net Assets,
  Including Expenses of the Global High
  Yield Securities  Portfolio                        1.74%             1.75%*
Decrease Reflected in Above Expense Ratio
  Due to Absorption of Expenses by Bankers
  Trust                                              0.87%             1.08%*
Net Assets, End of Period (000's omitted)         $22,913           $14,738
------------------------------------------------------------------------------
*Annualized

INVESTMENT OBJECTIVE, POLICIES AND RISKS
The Fund's investment objective is high current income from investment in a non-diversified portfolio of high yield, non-investment grade debt securities issued in many of the world's securities markets. Capital appreciation will be considered when consistent with the primary investment objective of high current income. The Portfolio intends to invest in Brady Bonds and other sovereign debt and in high risk, lower quality debt securities commonly referred to as "junk bonds" and regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation as well as in the debt securities of issuers located in emerging markets, Brady bonds and other sovereign debt. The Portfolio may borrow money for investment purposes and invest up to 10% of its assets in restricted securities (including 144A securities) which may involve greater risk and increased Fund expenses.

There can be no assurances that the investment objective of either the Fund or the Portfolio will be achieved. The investment objective of each of the Fund and the Portfolio is not a fundamental policy and may be changed upon notice to but without the approval of the Fund's shareholders or the Portfolio's investors, respectively. See "Special Information Concerning Master-Feeder Fund Structure" on page 18 herein.

The Portfolio is classified as a "non-diversified" investment company under the 1940 Act and may invest a greater portion of its assets in a single issuer than a diversified fund. As a result, the Portfolio may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

GLOBAL HIGH YIELD SECURITIES PORTFOLIO
Under normal circumstances, at least 65% of the Portfolio's assets will be invested in high yield, non-investment grade debt securities of both governmental and corporate issuers in both the major industrialized markets and the so-called "emerging markets." The world's industrialized markets generally include but are not limited to the following: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxemborg, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States; the world's emerging markets generally include but are not limited to the following:
Argentina, Bolivia, Brazil, Chile, China, Colombia, Costa Rica, the Czech Republic, Ecuador, Egypt, Greece, Hungary, India, Indonesia, Israel, the Ivory Coast, Jordan, Malaysia, Mexico, Morocco, Nicaragua, Nigeria, Pakistan, Peru, the Philippines, Poland, Portugal, Romania, Russia, Slovakia, Slovenia, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Uruguay, Venezuela, Vietnam and Zimbabwe. The Portfolio may also invest in securities of issuers located in Eastern Europe which may at any time revert back to Communist governments and nationalized industries. Higher risk is associated with investing in developing countries such as expropriation and withholding dividends at the source.

Although Bankers Trust considers each of the above countries, both industrialized and emerging, eligible for investment pursuant to the Portfolio's objective, the Portfolio will not be invested in all such markets at all times. Furthermore, investing in some of these markets may be neither feasible nor desirable from time to time, due to the lack of adequate custodial arrangements for the Portfolio's assets, exchange controls and overly burdensome repatriation, the lack of organized and liquid securities markets, and unacceptable political risks. Under normal circumstances, the Portfolio will invest in at least three of the emerging markets listed above.

The Portfolio generally invests in securities which are rated BBB or lower by Standard & Poor's Corporation ("S&P") or Baa or lower by Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of Bankers Trust. Securities which are rated BBB by S&P or Baa by Moody's possess some speculative characteristics. A description of the rating categories is contained in the Appendix herein. THERE IS NO LOWER LIMIT WITH RESPECT TO THE RATING CATEGORIES FOR SECURITIES IN WHICH THE PORTFOLIO MAY INVEST. See "Risk Factors: Matching the Fund to Your Investment Needs -- Risks of Investing in High Yield Securities ("Junk Bonds")."


Lower-rated securities will usually offer higher yields than higher-rated securities. However, there is more risk associated with these investments. This is because of the reduced creditworthiness and increased risk of default that these securities carry. Lower-rated securities generally tend to reflect short-term corporate and market developments to a greater extent than higher-rated securities which react primarily to fluctuations in the general level of interest rates. Short-term corporate and market developments affecting the prices and liquidity of lower-rated securities could include adverse news impacting major issues, and underwriters or dealers in lower-rated or unrated securities. In addition, since there are fewer investors in lower-rated securities, it may be harder to sell securities at an optimum time.

An economic downturn may adversely affect the value of some lower-rated bonds. Such a downturn may especially affect highly leveraged companies or companies in cyclically sensitive industries, where deterioration in a company's cash flow may impair its ability to meet its obligation to pay principal and interest to bondholders in a timely fashion. From time to time, as a result of changing conditions, issuers of lower-rated bonds may seek or may be required to restructure the terms and conditions of the securities they have issued. As a result of these restructurings, holders of lower-rated securities may receive less principal and interest than originally expected at the time such bonds were purchased. In the event of a restructuring, the Portfolio may bear additional legal or administrative expenses in order to maximize recovery from an issuer. The secondary trading market for lower-rated bonds is generally less liquid than the secondary trading market for higher-rated bonds.


Asset Allocation. The Portfolio invests in debt obligations allocated among diverse markets and denominated in various currencies, including multi-currency units such as European Currency Units ("ECUs"). The Portfolio may purchase securities that are issued by the government or a company or financial institution of one country but denominated in the currency (or multi-currency unit) of another country. Bankers Trust will allocate the assets of the Portfolio in securities of issuers in countries and currency denominations where the combination of fixed income market returns, the price appreciation potential of fixed income securities and currency exchange rate movements will present opportunities primarily for high current income and secondarily for capital appreciation. In so doing, Bankers Trust intends to take full advantage of the different yield, risk and return characteristics that investment in the fixed income markets of different countries can provide. Fundamental economic strength, credit quality, currency and interest rate trends and diversification to manage risk will be the principal determinants of the emphasis given to various country, geographic and industry sectors within the Portfolio. Securities held by the Portfolio may be invested without limitation as to maturity and are summarized according to the following general classifications; emerging market debt securities, Brady bonds, loan participations and assignments, convertible securities, preferred stock, industrialized market debt securities, leverage, reverse repurchase agreements, short-term instruments, repurchase agreements, zero coupon securities and floating rate bonds.


Emerging Markets Debt Securities. In addition to the risks inherent in investment in debt securities of U.S. issuers, investments in debt securities denominated in foreign currencies involve certain other risks. Less public information may be available concerning non-U.S. issuers as compared to U.S. issuers. Non-U.S. issuers are generally not subject to accounting, auditing and financial practices comparable to those applicable to U.S. issuers.

In investing in bonds denominated in non-U.S. currencies, the Portfolio will be subject to the risk of currency fluctuations. Non-U.S. currencies may be affected by devaluation, adverse political and economic developments, and governmental restrictions. The values of foreign investments and the investment income derived from them may also be affected adversely by changes in currency exchange control regulations. Although the Portfolio will invest primarily in securities denominated in U.S. dollars or in currencies that are fully convertible into U.S. dollars, it is a possibility that individual securities might suffer loss of value or liquidity due to foreign government imposition of currency exchange controls.

Securities denominated in foreign currencies of U.S. or non-U.S. issuers may be less liquid and their prices more volatile than securities issued by U.S. issuers and denominated in U.S. dollars. In addition, investing in non-U.S. securities and securities denominated in non-U.S. currencies often entails costs not associated with investments in U.S. dollar-denominated securities of U.S. issuers such as the cost of converting U.S. dollars to foreign currency, higher brokerage commissions, custodial expenses and other fees. Non-U.S. dollar denominated securities may be subject to withholding or other taxes in the relevant jurisdiction, which may reduce the yield on the securities to the Portfolio and which may not be recoverable by the Fund or its investors.

Sovereign and Supranational Debt Obligations. Debt instruments issued or guaranteed by foreign governments, agencies, and supranational organizations ("sovereign debt obligations"), especially sovereign debt obligations of developing countries, may involve a high degree of risk, and may be in default or present the risk of default. The issuer of the obligation or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.


Brady Bonds. The Portfolio will also invest in "Brady bonds," which have recently been issued by the governments of Argentina, Costa Rica, Mexico, Nigeria, Uruguay, Venezuela, Brazil and the Philippines, as well as other emerging market countries. Most Brady bonds are currently rated below BBB by S&P or Baa by Moody's. While Bankers Trust is not aware of the occurrence of any payment defaults on Brady bonds, investors should recognize that these debt securities have been issued only recently and, accordingly, do not have a long payment history. Brady bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the secondary market for Latin American debt.


Loan Participations and Assignments. The Portfolio may invest in fixed and floating rate loans ("loans") arranged through private negotiations between a borrower and one or more institutions ("lenders"). The majority of the Portfolio's investments in loans in emerging markets is expected to be in the form of participations in loans ("participations") and assignments of portions of loans from third parties ("assignments"). The Portfolio may also invest in loans, participations or assignments of loans to borrowers located in the industrialized world. Participations typically will result in the Portfolio having a contractual relationship only with the lender, not the borrower. The Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan ("loan agreement"), nor any rights of set-off against the borrower, and the Portfolio may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. The Portfolio will acquire participations only if the lender interpositioned between the Portfolio and the borrower is determined by Bankers Trust to be creditworthy. When the Portfolio purchases assignments from lenders, the Portfolio will acquire direct rights against the borrower on the loan; however, since assignments are arranged through private negotiations between the potential assignees and assignors, the rights and obligations acquired by the Portfolio as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

The Portfolio may have difficulty disposing of assignments and participations. The liquidity of such securities is limited and the Portfolio anticipates that such securities could only be sold to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on the Portfolio's ability to dispose of particular assignments or participations when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for assignments and participations also may make it more difficult in valuing the Portfolio and, therefore, calculating the net asset value per share of the Fund. All assignments and participations shall be considered to be illiquid securities by the Portfolio. The investment by the Portfolio in illiquid securities, including assignments and participations, is limited to a total of 15% of total assets.


Convertible Securities. A convertible security is a fixed income security, such as a bond or preferred stock, which may be converted at a stated price within a specific period of time into a specified number of shares of common stock of the same or different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed income stream -- generally higher in yield than in the income derivable from a common stock but lower than that afforded by a non-convertible debt security -- a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of common stock into which it is convertible.


In general, the market value of a convertible security is the higher of its investment value (its value as a fixed income security) or its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise; however, the price of a convertible security generally increases as the market value of the underlying stock increases, and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

Preferred Stock. The Portfolio may also invest in preferred stock of U.S. and non-U.S. issuers. Preferred stock has a preference in liquidation (and, generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities, for example common stock, at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long-term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks.

All preferred stocks are also subject to the same types of credit risks of the issuer as those described above for corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in more senior debt security with similar yield characteristics. Preferred stocks may be rated by S&P and Moody's although there is no minimum rating which a preferred stock must have (and a preferred stock may not be rated) to be an eligible investment for the Portfolio. Bankers Trust expects, however, that generally the preferred stocks in which the Portfolio invests will be rated at least CCC by S&P or Caa by Moody's or, if unrated, of comparable quality in the opinion of Bankers Trust Preferred stocks rated CCC by S&P are regarded as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations and represent the highest degree of speculation among securities rated between BB and CCC; preferred stocks rated Caa by Moody's are likely to be in arrears on dividend payments. Moody's rating with respect to preferred stocks does not purport to indicate the future status of payments of dividends.

Industrialized Market Debt Securities. Under normal market conditions, the Portfolio will invest in certain securities that are issued by corporate or guaranteed borrowers located in the world's industrialized markets. These debt securities may pay interest in cash or in additional securities, at fixed or adjustable rates or may be zero coupon securities and may be convertible into common stock or other securities. Bankers Trust selects securities for the Portfolio by considering, among other factors, price and yield, interest coverage and financial resources, the liquidity of the secondary trading market in the security, factors relating to the issuer's industry in general and its sensitivity to economic conditions, its operating history and quality of management, and regulatory matters.

The Portfolio will invest in higher-yielding, lower-rated U.S. dollar-denominated debt securities, which may involve high risk and are predominantly speculative in character. These securities are commonly known as "junk bonds." Investments in lower-rated long-term debt obligations, including securities rated from BB to D by S&P or Ba to C by Moody's or, if unrated, of comparable quality in the opinion of Bankers Trust involve special risks as compared with investments in higher-rated debt obligations, including greater sensitivity to general economic downturns and significant increases in interest rates, greater market price volatility, and less liquid secondary trading markets. See "Risk Factors; Matching the Fund to Your Investment Needs." The net asset value per share of the Fund can be expected to increase or decrease depending on real or perceived changes in the credit risks associated with the Portfolio's investments, changes in interest rates and other factors generally affecting the credit markets.

Most of the debt securities in which the Portfolio invests are rated, at the time of investment, at least CCC by S&P or Caa by Moody's or, if unrated, of comparable quality in the opinion of Bankers Trust. Such securities are regarded by S&P as predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the contract. Debt rated Caa by Moody's is regarded as being of poor standing and may be in default or there may be present elements of danger with respect to the payment of principal or interest.

Certain of the debt securities in which the Portfolio invests are rated, at the time of investment, or may be downgraded while held by the Portfolio, to ratings below CCC by S&P or Caa by Moody's or, if unrated, their credit quality may be or may decline to levels less than equivalent to such ratings in the opinion of Bankers Trust. Such debt securities are highly speculative and may be in default or payment of interest or principal may be in arrears. The issuers of such securities may be involved in bankruptcy or reorganization proceedings or may be restructuring outstanding debt. Defaulted debt securities may never resume interest payments or repay principal. Investing in bankrupt and troubled companies involves special risk. The Portfolio will not invest more than 10% of its assets in debt securities rated below CCC by S&P or Caa by Moody's or, if unrated, of comparable quality in the opinion of Bankers Trust.

The Portfolio is not required to dispose of debt securities whose credit quality declines at some point after the security is purchased; however, no more than 25% of the Portfolio's assets will be invested at any time in securities rated less than CCC by S&P or Caa by Moody's or, if unrated, of comparable quality in the opinion of Bankers Trust. S&P's lowest rating for bonds is CI, which is reserved for income bonds on which no interest is being paid and D, which is reserved for debt in default and in respect of which payment of interest or repayment of principal is in arrears. Moody's lowest rating is C, which is applied to bonds which have extremely poor prospects for ever attaining any real investment standing. Other than as set forth above, there is no restriction on the percentage of the Portfolio's assets which may be invested in bonds of a particular rating.


Short-Term Instruments. The Portfolio intends to stay invested in the securities described above to the extent practical in light of its objective and long-term investment perspective. However, the Portfolio's assets may be invested in short-term instruments with remaining maturities of 397 days or less to meet anticipated redemptions and expenses or for day-to-day operating purposes and may be invested without limit in such obligations when, in Bankers Trust's opinion, it is advisable to adopt a temporary defensive position because of unusual and adverse conditions affecting the world's high yield debt markets. In addition, when the Portfolio experiences large cash inflows and investments that are consistent with the Portfolio's investment objective are unavailable in sufficient quantities or at attractive prices, the Portfolio may hold short-term investments for a limited time pending availability of such securities. Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. These instruments may be denominated in U.S. dollars or in foreign currencies.


Repurchase Agreements. The Portfolio may engage in repurchase agreement transactions with banks and governmental securities dealers approved by the Trustees of the Portfolio. Under the terms of a typical repurchase agreement, the Portfolio would acquire an underlying debt obligation of a kind in which the Portfolio could invest for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the underlying securities will be at least equal at all time to the total amount of the repurchase obligations, including interest. The Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert these rights. Bankers Trust, acting under the supervision of the Board of Trustees of BT Investment Portfolios, reviews the creditworthiness of those banks and dealers with which the Portfolio enters in repurchase agreements and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that it is maintained at the required level. Repurchase agreements are considered collateralized loans under the 1940 Act.


Leverage. The Portfolio may borrow up to one-third of the value of its total assets, from banks or through the use of reverse repurchase agreements, to increase its holdings of portfolio securities. Under the 1940 Act, the Portfolio is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Portfolio's holdings may be disadvantageous from an investment standpoint.

Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of the Portfolio securities and the Fund's net asset value and money borrowed by the Portfolio will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

Reverse Repurchase Agreements. In a reverse repurchase agreement the Portfolio agrees to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price. At the time the Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account the following: cash; U.S. Government securities; or high grade liquid debt obligations having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of those securities. Reverse repurchase agreements are considered to be borrowings by the Portfolio for purposes of the limitations described in "Leverage" above.

NON-DIVERSIFIED INVESTMENT COMPANY
The Portfolio and the Fund are each classified as a "non-diversified" investment company so that with respect to 50% of the Portfolio's assets it will be able to invest more than 5% of its assets in obligations of one or more issuers, while being limited with respect to the other half of its assets to investments not exceeding 5% of the Portfolio's total assets. (A "diversified" investment company would be required under the 1940 Act to maintain at least 75% of its assets in cash (including foreign currency), cash items, U.S. Government securities, and other securities limited per issuer to not more than 5% of the investment company's total assets.) In order to enable the Fund to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), the Portfolio, among other things, may not invest more than 25% of its assets in obligations of any one issuer (other than U.S. Government securities). As a "non-diversified" investment company, the Portfolio may invest a greater proportion of its assets in the securities of a smaller number of issuers and therefore may be subject to greater market and credit risk than a more broadly diversified fund.

The Portfolio will not have more than 25% of the current value of its total assets invested in any single industry, provided that this restriction shall not apply to debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

OTHER INVESTMENTS AND INVESTMENT TECHNIQUES
The Portfolio may also utilize the following investments and investment techniques and practices: when-issued or delayed delivery securities, Rule 144A securities, securities lending, foreign currency exchange transactions, options on foreign currencies, options on foreign bond indices, futures contracts on foreign bond indices and options on futures contracts. See "Additional Information" for further information.

ADDITIONAL INVESTMENT LIMITATIONS
No more than 15% of the Portfolio's net assets may be invested in illiquid or not readily marketable securities (including assignments, participations, repurchase agreements and time deposits with remaining maturities of more than seven calendar days). Additional investment policies of the Portfolio are contained in the Statement of Additional Information.


RISK FACTORS; MATCHING THE FUND TO YOUR INVESTMENT NEEDS
Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund, nor can there be any assurance that the Fund's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in the Fund can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Portfolio's securities, including general economic conditions, market factors and currency exchange rates. Additionally, investment decisions made by Bankers Trust will not always be profitable or prove to have been correct.

By itself, the Fund does not constitute a balanced investment plan; the Fund and the Portfolio seek high current income from investments described above. Changes in domestic and foreign interest rates may affect the value of the Portfolio's investments, and rising interest rates can be expected to reduce the Fund's share value. A description of a number of investments and investment techniques available to the Portfolio, including foreign investments and the use of options and futures, and certain risks associated with these investments and techniques is included under "Additional Information." The Fund's share price, yield and total return fluctuate and your investment may be worth more or less than your original cost when you redeem your shares.

RISKS OF INVESTING IN FOREIGN SECURITIES
Investors should realize that investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Investors should realize that the value of the Portfolio's investments may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Portfolio's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. Any foreign investments made by the Portfolio must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.


Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the Portfolio holds various foreign currencies from time to time, the value of the net assets of the Portfolio as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. In order to protect against uncertainty in the level of future foreign currency exchange rates, the Portfolio is authorized to enter into certain foreign currency exchange transactions. See "Additional Information." Furthermore, the Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. The settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. Finally, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

RISKS OF INVESTING IN EMERGING MARKETS
The Portfolio will invest in the securities of issuers based in some of the world's underdeveloped emerging markets, including those in Eastern Europe. Investment in securities of issuers based in underdeveloped countries entails all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Portfolio's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) in the case of Eastern Europe, the absence of developed capital market and legal structures governing private or foreign investment and private property and the possibility that recent favorable economic and political developments could be slowed or reversed by unanticipated events.


So long as the Communist Party continues to exercise a significant or, in some countries, dominant role in Eastern European countries, investments in such countries will involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there may be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Portfolio could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to Fund shareholders.


In addition to brokerage commissions, custodial services and other costs relating to investment in emerging markets are generally more expensive than in the United States. Such markets have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of a security due to settlement problems could result either in losses to the Portfolio due to subsequent declines in the value of the security or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser.


RISKS OF INVESTING IN HIGH YIELD SECURITIES ("JUNK BONDS")
Under normal circumstances, a majority of the Portfolio's assets will be invested in fixed income securities offering high current income. Such high yield, fixed income securities are ordinarily in the lower rating categories of recognized rating agencies or will be non-rated and of equivalent quality in the opinion of Bankers Trust. They are commonly known as "junk bonds." The market value for such securities tends to be less sensitive to changes in prevailing interest rates than higher-rated securities but more sensitive to individual corporate developments than higher-rated securities. Such lower-rated securities also tend to be more sensitive to economic conditions than are higher-rated securities. Accordingly, these securities are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher-rated categories. Even securities rated BBB or Baa by S&P and Moody's, respectively, possess some speculative characteristics. There are risks involved in applying credit ratings as a method for evaluating high yield obligations in that credit ratings evaluate the safety of principal and interest payments, not market value risk. In addition, credit rating agencies may not change credit ratings on a timely basis to reflect changes in economic or company conditions that affect a security's market value. The Portfolio will rely on Bankers Trust's judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, Bankers Trust will take into consideration, among other things, the issuer's ability to cover interest and fixed charges, factors relating to the issuer's industry and its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.

The Portfolio is authorized to invest in high risk, lower quality debt securities without limit. Investments in lower-rated long-term obligations, including securities rated from BB to D by S&P or Ba to C by Moody's or, if unrated, of comparable quality in the opinion of Bankers Trust, involve special risks as compared with investments in higher-rated debt obligations, including greater sensitivity to general economic downturns and significant increases in interest rates, greater market price volatility, and less liquid secondary trading markets. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) will be carefully analyzed by Bankers Trust to insure, to the extent possible, that the planned investment is sound. The Portfolio may, from time to time, purchase defaulted debt securities if, in the opinion of Bankers Trust, the issuer may resume interest payments in the near future. The Fund will not invest more than 10% of its total assets (at the time of purchase) in defaulted debt securities, which may be illiquid.

The risk of loss due to default by the issuer is significantly greater for the holders of high yield securities because such securities are generally unsecured and are often subordinated to other obligations of the issuer. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yield securities may experience financial stress and may not have sufficient revenues to meet their interest payment obligations. An issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, its inability to meet specific projected business forecasts, or the unavailability of additional financing.

Factors adversely affecting the market value of high yield and other securities will adversely affect the Fund's net asset value per share. In addition, the Portfolio may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings.


Futures contracts and related option transactions are discussed under "Additional Information." Successful use of futures contracts and related options is subject to special risk considerations. A liquid secondary market for any futures or options contract may not be available when a futures or options position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or foreign currency on which the futures or options contract is based and movements in the securities or currency of the Portfolio. Successful use of futures or options contracts is further dependent on Bankers Trust's ability to correctly predict movements in the securities or foreign currency markets and no assurance can be given that its judgment will be correct. Successful use of options on securities or stock indices is subject to similar risk considerations. In addition, by writing covered call options, the Portfolio gives up the opportunity, which the option is in effect, to profit from any price increase in the underlying securities above the option exercise price.


There are further risk factors, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described elsewhere in the Prospectus and in the Statement of Additional Information.


PORTFOLIO TURNOVER
The frequency of portfolio transactions -- the Portfolio's turnover rate -- will vary from year to year depending on market conditions. The Portfolio's turnover rate for the year ended September 30, 1995 and for the period from December 14, 1993 (commencement of operations) through September 30, 1994, was 169% and 347%, respectively. Because a higher turnover rate increases transaction costs and may increase taxable capital gains, Bankers Trust carefully weighs the anticipated benefits of short-term investment against these consequences.

DERIVATIVES
The Portfolio may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets, and can in some circumstances, lead to significant losses. The Adviser will use derivatives only in circumstances where the Adviser believes they offer the most economic means of improving the risk/reward profile of the Portfolio. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indexes that by themselves would not be purchased for the Portfolio. The use of derivatives for non-hedging purposes may be considered speculative. A description of the derivatives that the Portfolio may use and some of their associated risks is found under "Additional Information."

SPECIAL INFORMATION CONCERNING MASTER-FEEDER FUND STRUCTURE
Unlike other open-end management investment companies (mutual funds) which directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its Assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Bankers Trust at
(800) 730-1313.

The master-feeder structure has been developed relatively recently, so shareholders should carefully consider this investment approach.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.


Certain changes in the Portfolio's investment objectives, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

The Fund may withdraw its investment from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the Assets of the Fund in another pooled investment entity having the same investment objectives as the Fund or the retaining of an investment adviser to manage the Fund's Assets in accordance with the investment policies described below with respect to the Portfolio.

The Fund's investment objective is not a fundamental policy and may be changed upon notice to but without the approval of the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of the Portfolio is also not a fundamental policy. Shareholders of the Fund will receive 30 days prior written notice with respect to any change in the investment objective of the Fund or the Portfolio. See "Investment Objective, Policies and Risks" for a description of the fundamental policies of the Portfolio that cannot be changed without approval by the holders of "a majority of the outstanding voting securities" (as defined in the 1940 Act) of the Portfolio.

For descriptions of the investment objective, policies and restrictions of the Portfolio, see "Investment Objective, Policies and Risks." For descriptions of the management of the Portfolio, see "Management of the Trust and BT Investment Portfolios" herein and "Management of the Trust and Portfolios" in the Statement of Additional Information. For descriptions of the expenses of the Portfolio, see "Management of the Trust and BT Investment Portfolios" herein.

NET  ASSET  VALUE
The net asset value per share of the Fund is calculated on each day on which the New York Stock Exchange Inc. (the "NYSE") is open (each such day being a "Valuation Day"). The NYSE is currently open on each day, Monday through Friday, except: (a) January 1st, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the last Thursday in November) and December 25th; and (b) the preceding Friday or the subsequent Monday when one of the calendar-determined holidays falls on a Saturday or Sunday, respectively.


The net asset value per share of the Fund is calculated once on each Valuation Day as of the close of regular trading on the NYSE (the "Valuation Time"), which is currently 4:00 p.m., New York time or in the event that the NYSE closes early, at the time of such early closing. The net asset value per share of the Fund is computed by dividing the value of the Fund's Assets (i.e., the value of its investment in the Portfolio and other assets), less all liabilities, by the total number of its shares outstanding. The Portfolio's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available by Bankers Trust, pursuant to procedures adopted by the Portfolio's Board of Trustees. These procedures require Bankers Trust to value such a security at the same value as an equivalent security which is readily marketable and, in making such comparisons, to consider all relevant factors under applicable guidelines of the Securities and Exchange Commission (the "SEC"). See "Valuation of Securities" in the Statement of Additional Information for more information.

PURCHASE AND REDEMPTION OF SHARES
PURCHASE OF SHARES
The Trust accepts purchase orders for shares of the Fund at the net asset value per share of the Fund next determined on each Valuation Day. See "Net Asset Value" above. There is no sales charge on the purchase of shares, but costs of distributing shares of the Fund may be reimbursed from its assets, as described herein. Service Agents may impose initial and subsequent investment minimums that differ from the amounts presented in the "Minimum Investments" table below. Shares of the Fund may be purchased in only those states where they may be lawfully sold.

Purchase orders for shares of the Fund that are received by a Service Agent and transmitted to Bankers Trust, as the Trust's transfer agent (the "Transfer Agent"), prior to the Valuation Time (currently 4:00 p.m., New York time or earlier, should the NYSE close earlier) on any Valuation Day will be effective at that day's Valuation Time. The Trust and Signature reserve the right to reject any purchase order.


Shares must be purchased in accordance with procedures established by the Transfer Agent and Service Agents, including Bankers Trust, in connection with customers' accounts. It is the responsibility of each Service Agent to transmit to the Transfer Agent purchase and redemption orders and to transmit to Bankers Trust as the Trust's custodian (the "Custodian") purchase payments on behalf of its customers in a timely manner, and a shareholder must settle with the Service Agent his or her entitlement to an effective purchase or redemption order as of a particular time. Because Bankers Trust is the Custodian and Transfer Agent of the Trust, funds may be transferred directly from or to a customer's account with Bankers Trust to or from the Fund without incurring the additional costs or delays associated with the wiring of Federal funds.

Certificates for shares will not be issued. Each shareholder's account will be maintained by a Service Agent or the Transfer Agent.


Automatic Investment Plan. The Fund may offer shareholders an automatic investment plan under which shareholders may authorize some Service Agents to place a purchase order each month or quarter for Fund shares. For further information regarding the automatic investment plan, shareholders should contact their Service Agent.


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MINIMUM INVESTMENTS

TO OPEN AN ACCOUNT                                                      $2,500
For retirement accounts                                                 $  500
Through automatic investment plans                                      $1,000

TO ADD TO AN ACCOUNT                                                    $  250
For retirement accounts                                                 $  100
Through automatic investment plans                                      $  100

MINIMUM BALANCE                                                         $1,000
For retirement accounts                                                   None

REDEMPTION OF SHARES
Shareholders may redeem shares at the net asset value per share next determined on each Valuation Day. Redemption requests should be transmitted by customers in accordance with procedures established by the Transfer Agent and the shareholder's Service Agent. Redemption requests for shares of the Fund received by the Service Agent and transmitted to the Transfer Agent prior to the Valuation Time (currently
4:00 p.m., New York time or earlier should the NYSE close earlier) on each Valuation Day will be effective at that day's Valuation Time and the redemption proceeds normally will be delivered to the shareholder's account with the Service Agent on the next day, but in any event within seven calendar days following receipt of the request.


Service Agents may allow redemptions or exchanges by telephone and may disclaim liability for following instructions communicated by telephone that the Service Agent reasonably believes to be genuine. The Service Agent must provide the investor with an opportunity to choose whether or not to utilize the telephone redemption or exchange privilege. The Service Agent must employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Service Agent does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.


Redemption orders are processed without charge by the Trust. A Service Agent may on at least 30 days' notice involuntarily redeem a shareholder's account with the Fund having a minimum market value, but not if an account is below the minimum due to a change in market value. See "Investment Minimums" above for minimum balance amounts.


Automatic Cash Withdrawal Plan. The Fund may offer shareholders an automatic cash withdrawal plan, under which shareholders who own shares of the Fund may elect to receive periodic cash payments. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions. For further information regarding the automatic cash withdrawal plan, shareholders should contact their Service Agent.

EXCHANGE PRIVILEGE
Shareholders may exchange their shares for shares of certain other funds in the BT Family of Funds registered in their state. The Fund reserves the right to terminate or modify the exchange privilege in the future. To make an exchange, follow the procedures indicated in "Purchase of Shares" and "Redemption of Shares" in that fund's prospectus. Before making an exchange, please note the following:

* Call your Service Agent for information and a prospectus. Read the prospectus for relevant information.

* Complete and sign an application, taking care to register your new account in the same name, address and taxpayer identification number as your existing account(s).

* Each exchange represents the sale of shares of one fund and the purchase of shares of another, which may produce a gain or loss for tax purposes. Your Service Agent will send a written confirmation of each exchange transaction.

TAX-SAVING RETIREMENT PLANS
Retirement plans offer significant tax savings and are available to individuals, partnerships, small businesses, corporations, nonprofit organizations and other institutions. Contact your Service Agent or Bankers Trust for further information. Bankers Trust can set up your new account in the Fund under a number of several tax-sheltered plans. These plans contain special tax advantages and let you invest for retirement while sheltering your investment income from current taxes. Minimums may differ from those listed elsewhere in the Prospectus.

* Individual Retirement Accounts (IRAs): personal savings plans that offer tax advantages for individuals to set aside money for retirement and allow new contributions of $2,000 per tax year.

* Rollover IRAs: tax-deferred retirement accounts that retain the special tax advantages of lump sum distributions from qualified retirement plans and transferred IRA accounts.

* Simplified Employee Pension Plans (SEP): a relatively easy and inexpensive alternative to retirement planning for sole proprietors, partnerships and corporations. Under a SEP, employers make tax-deductible contributions to their own and to eligible employees' IRA accounts. Employee contributions are available through a "Salary Deferral" SEP for businesses with fewer than 25 eligible employees.

* Keogh Plans: defined contribution plans available to individuals with self-employed income and nonincorporated businesses such as sole proprietors, professionals and partnerships. Contributions are tax-deductible to the employer and earnings are tax-sheltered until distribution.

* Corporate Profit-Sharing and Money-Purchase Plans: defined contribution plans available to corporations to benefit their employees by making contributions on their behalf and in some cases permitting their employees to make contributions.

* 401(k) Programs: defined contribution plans available to corporations allowing tax-deductible employer contributions and permitting employees to contribute a percentage of their wages on a tax-deferred basis.

* 403(b) Custodian Accounts: defined contribution plans open to employees of most nonprofit organizations and educational institutions.

* Deferred Benefit Plans: plan sponsors may invest all or part of their pension assets in the Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES
Distributions. The Fund distributes substantially all of its net investment income and capital gains to shareholders each year. Income dividends are distributed on the first business day in April, July and October. In December, another income dividend will be distributed plus any net capital gains. Unless a shareholder instructs the Trust to pay such dividends and distributions in cash, they will be automatically reinvested in additional shares of the Fund.

Federal Taxes. Distributions from the Fund's income and short-term capital gains are taxed as dividends, and long-term capital gain distributions are taxed as long-term capital gains. The Fund's distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional shares. Distributions declared to shareholders of record in November and December and paid in January are taxable as if paid on December 31. The Fund will send each shareholder a tax statement by January 31 showing the tax status of the distributions received in the past year.

Capital Gains. You may realize a capital gain or loss when you redeem (sell) or exchange shares. Because the tax treatment also depends on your purchase price and your personal tax position, you should keep your regular account statements to use in determining your tax.

"Buying a Dividend." On the ex-date for a distribution from income and/or capital gains, the Fund's share value is reduced by the amount of the distribution. If you buy shares just before the ex-date ("buying a dividend"), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Other Tax Information. In addition to Federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area.

Income received by the Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolio's assets to be invested in various countries will vary.

If the Portfolio is liable for foreign taxes, and if more than 50% of the value of the Portfolio's total assets at the close of its taxable year consists of securities of foreign corporations, it may make an election pursuant to which certain foreign taxes paid by it would be treated as having been paid directly by shareholders of the entities, such as the Fund, which have invested in the Portfolio. Pursuant to such election, the amount of foreign taxes paid will be included in the income of Fund shareholders, and Fund shareholders (except tax-exempt shareholders) may, subject to certain limitations, claim either a credit or deduction for the taxes. Each Fund shareholder will be notified after the close of the Portfolio's taxable year whether the foreign taxes paid will "pass through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country and (b) the portion which represents income derived from sources within each such country.

The amount of foreign taxes for which a shareholder may claim a credit in any year will generally be subject to a separate limitation for "passive income," which includes, among other items of income, dividends, interest and certain foreign currency gains. Because capital gains realized by the Portfolio on the sale of foreign securities will be treated as U.S. source income, the available credit of foreign taxes paid with respect to such gains may be restricted by this limitation.


PERFORMANCE INFORMATION AND REPORTS
The Fund's performance may be used from time to time in advertisements, shareholder reports or other communications to shareholders or prospective shareholders. Performance information may include the Fund's investment results and/or comparisons of its investment results to various unmanaged indices such as the JP Morgan Emerging Markets Bonds Indices and the Merrill Lynch High Yield Master Index or results of other mutual funds or investment or savings vehicles. The Fund will compare its performance to the results of a blending of these Indexes. The Fund's investment results as used in such communications will be calculated on a yield or total rate of return basis in the manner set forth below. From time to time, fund rankings may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line and Morningstar, Inc.

The Trust may provide period and average annualized "total return" quotations for the Fund. The Fund's "total return" refers to the change in the value of an investment in the Fund over a stated period based on any change in net asset value per share and including the value of any shares purchasable with any dividends or capital gains distributed during such period. Period total return quotations may be annualized. An annualized total return is a compounded total return which assumes that the period total return is generated over a one-year period, and that all dividends and capital gain distributions are reinvested. An annualized total return will be higher than a period total return if the period is shorter than one year because of the compounding effect.

The Trust may provide annualized "yield" quotations for the Fund. The "yield" of the Fund refers to the income generated by an investment in the Fund over a 30-day or one-month period (which period shall be stated in any such advertisement or communications). This income is then annualized; that is, the amount generated by the investment over the period is assumed to be generated over a one-year period and is shown as a percentage of investment.

Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of the Fund will vary depending upon interest rates, the current market value of the securities held by the Portfolio and changes in the Fund's expenses. In addition, during certain periods for which total return or yields may be provided, Bankers Trust, as Adviser, Service Agent or Administrator, or Signature, as Distributor, may have voluntarily agreed to waive portions of their fees on a month-to-month basis. Such waivers will have the effect of increasing the Fund's net income (and therefore its total rate of return or yield) during the period such waivers are in effect.

Shareholders will receive financial reports semi-annually that include the Portfolio's financial statements, including listings of investment securities held by the Portfolio at those dates. Annual reports are audited by independent accountants.


MANAGEMENT OF THE TRUST AND BT INVESTMENT PORTFOLIOS
BOARD OF TRUSTEES
The affairs of the Trust and BT Investment Portfolios are managed under the supervision of their respective Boards of Trustees. By virtue of the responsibilities assumed by Bankers Trust, as the Administrator of the Trust and BT Investment Portfolios, neither the Trust nor BT Investment Portfolios requires employees other than its officers. None of the Trust's or BT Investment Portfolios' officers devotes full time to the affairs of the Trust or BT Investment Portfolios.


The Trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) of the Trust or of the BT Investment Portfolios, as the case may be, (the "Independent Trustees") have adopted written procedures reasonably appropriate to deal with potential conflicts of interest, up to and including creating separate boards of trustees, arising from the fact that several of the same individuals are trustees of the Trust and BT Investment Portfolios. For more information with respect to the Trustees of both the Trust and BT Investment Portfolios, see "Management of the Trust and the Portfolios" in the Statement of Additional Information.


INVESTMENT ADVISER
The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of the Fund by investing all the Assets of the Fund in the Portfolio. BT Investment Portfolios has retained the services of Bankers Trust, as investment adviser. David A Reiss, Vice President of Bankers Trust and Stephen C. Freidheim, Managing Director of Bankers Trust are responsible for the day-to-day management of the Portfolio. Mr. Reiss has been employed by Bankers Trust since March, 1994 and has managed the Portfolio's assets since March, 1994. From September, 1989 to March, 1994, Mr. Reiss was a Portfolio Manager at Kidder Peabody Asset Management. Prior to September, 1989, he was an associate in Mortgage Research at Goldman, Sachs & Co. Mr. Freidheim has been employed by Bankers Trust since August, 1993 and has managed the Portfolio's assets since December, 1993. From July, 1990 to July, 1993 he was a Senior Vice President and Director of Research and Trading at Nomura Securities International. Mr. Freidheim was also on the Board of Directors of Nomura Corporate Research and Asset Management. Prior to July, 1990, he was Director of Research at Kidder, Peabody High Yield Asset Management.


     Bankers Trust, a New York banking corporation with principal offices at 280 Park Avenue, New York, New York 10017, is a wholly owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional markets. As of September 30, 1995, Bankers Trust New York Corporation was the ninth largest bank holding company in the United States with total assets of approximately $104 billion. Bankers Trust is a worldwide merchant bank dedicated to servicing the needs of corporations, governments, financial institutions and private clients through a global network of over 120 offices in more than 40 countries. Investment management is a core business of Bankers Trust, built on a tradition of excellence from its roots as a trust bank founded in 1903. The scope of Bankers Trust's investment management capability is unique due to its leadership positions in both active and passive quantitative management and its presence in major equity and fixed income markets around the world. Bankers Trust is one of the nation's largest and most experienced investment managers with approximately $200 billion in assets under management globally.


Bankers Trust has more than 50 years of experience managing retirement assets for the nation's largest corporations and institutions. In the past, these clients have been serviced through separate account and commingled fund structures. Now, the BT Family of Funds brings Bankers Trust's extensive investment management expertise -- once available to only the largest institutions in the U.S. -- to individual investors. Bankers Trust's officers have had extensive experience in managing investment portfolios having objectives similar to those of the Portfolio.


Bankers Trust, subject to the supervision and direction of the Board of Trustees of BT Investment Portfolios, manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. Bankers Trust may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as investment adviser.


All orders for investment transactions on behalf of the Portfolio are placed by Bankers Trust with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents or customers of Bankers Trust.

Under its Investment Advisory Agreement, Bankers Trust receives a fee from the Portfolio computed daily and paid monthly at the annual rate of 0.80% of the average daily net assets of the Portfolio.


Bankers Trust has been advised by its counsel that, in counsel's opinion, Bankers Trust currently may perform the services for the Trust and the Portfolio described in this Prospectus and the Statement of Additional Information without violation of the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretations of relevant Federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law.


ADMINISTRATOR
Under its Administration and Services Agreement with the Trust, Bankers Trust calculates the net asset value of the Fund and generally assists the Board of Trustees of the Trust in all aspects of the administration and operation of the Trust. The Administration and Services Agreement provides for the Trust to pay Bankers Trust a fee computed daily and paid monthly at the rate of 0.95% of the average daily net assets of the Fund.


Under an Administration and Services Agreement with BT Investment Portfolios, Bankers Trust calculates the value of the assets of the Portfolio and generally assists the Board of Trustees of BT Investment Portfolios in all aspects of the administration and operation of BT Investment Portfolios. The Administration and Services Agreement provides for the Portfolio to pay Bankers Trust a fee computed daily and paid monthly at the rate of 0.20% of the average daily net assets of the Portfolio. Under the Administration and Services Agreement, Bankers Trust may delegate one or more of its responsibilities to others, including Signature, at Bankers Trust's expense. For more information, see the Statement of Additional Information.


DISTRIBUTOR
Under its Distribution Agreement with the Trust, Signature, as Distributor, serves as the Trust's principal underwriter on a best efforts basis. In addition, Signature provides the Trust with office facilities. Signature is a wholly owned subsidiary of Signature Financial Group, Inc. ("SFG"). SFG and its affiliates currently provide administration and distribution services for other registered investment companies. The principal business address of SFG and Signature is 6 St. James Avenue, Boston, Massachusetts 02116.


Pursuant to the terms of the Trust's Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), Signature may seek reimbursement in an amount not exceeding 0.20% of the Fund's average daily net assets annually for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares, including, but not limited to: compensation to and expenses (including overhead and telephone expenses) of account executives or other employees of Signature who, as their primary activity, engage in or support the distribution of shares; printing of prospectuses, statements of additional information and reports for other than existing Fund shareholders in amounts in excess of that typically used in connection with the distribution of shares of the Fund; costs of placing advertising in various media; services of parties other than Signature or its affiliates in formulating sales literature; and typesetting, printing and distribution of sales literature. All costs and expenses in connection with implementing and operating the Plan will be paid by the Fund, subject to the 0.20% of net assets limitation. All costs and expenses associated with preparing the Fund's prospectus and statement of additional information and in connection with printing them for and distributing them to existing shareholders and regulatory authorities, which costs and expenses would not be considered distribution expenses for purposes of the Plan, will also be paid by the Fund. To the extent expenses of Signature under the Plan in any fiscal year of the Trust exceed amounts payable under the Plan during that year, those expenses will not be reimbursed in any succeeding fiscal year. Expenses incurred in connection with distribution activities will be identified to the Fund or the other series of the Trust involved, although it is anticipated that some activities may be conducted on a Trust-wide basis, with the result that those activities will not be identifiable to any particular series. In the latter case, expenses will be allocated among the series of the Trust on the basis of their relative net assets. It is not expected that any payment will be made under the Plan in the foreseeable future.

SERVICE AGENT
All shareholders must be represented by a Service Agent. Bankers Trust acts as a Service Agent pursuant to its Administration and Services Agreement with the Trust and receives no additional compensation from the Fund for such shareholder services. The service fees of any other Service Agents, including broker-dealers, will be paid by Bankers Trust from its fees. The services provided by a Service Agent may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as the Administrator or the Service Agent's clients may reasonably request and agree upon with the Service Agent. Service Agents may separately charge their clients additional fees only to cover provision of additional or more comprehensive services not already provided under the Administration and Services Agreement with Bankers Trust, or of the type or scope not generally offered by a mutual fund, such as cash management services or enhanced retirement or trust reporting. Each Service Agent has agreed to transmit to shareholders, who are its customers, appropriate disclosures of any fees that it may charge them directly.


CUSTODIAN AND TRANSFER AGENT
Bankers Trust acts as Custodian of the assets of the Trust and BT Investment Portfolios and serves as the Transfer Agent for the Trust and BT Investment Portfolios under the Administration and Services Agreement with the Trust and BT Investment Portfolios.


ORGANIZATION OF THE TRUST
The Trust was organized on July 21, 1986 under the laws of the Commonwealth of Massachusetts. The Fund is a separate series of the Trust and was established and designated as a separate series of the Trust on August 6, 1993. The Trust offers shares of beneficial interest of separate series, par value $0.001 per share. The shares of the other series of the Trust are offered through separate prospectuses. No series of shares has any preference over any other series.

The Trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

When matters are submitted for shareholder vote, shareholders of the Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of the Fund is required on any matter affecting the Fund on which shareholders are entitled to vote. Shareholders of the Fund are not entitled to vote on Trust matters that do not affect the Fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares.

The Portfolio is a series of BT Investment Portfolios, an open-end management investment company. BT Investment Portfolios was organized as a trust under the laws of the State of New York. BT Investment Portfolios' Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio. The interests in BT Investment Portfolios are divided into separate series, such as the Portfolio. No series of BT Investment Portfolios has any preference over any other series.

Each series of the Trust will not be involved in any vote involving a Portfolio in which it does not invest its Assets. Shareholders of all of the series of the Trust will, however, vote together to elect Trustees of the Trust and for certain other matters. Under certain circumstances, the shareholders of one or more series could control the outcome of these votes. The series of BT Investment Portfolios will vote together or separately on matters in the same manner, and in the same circumstances, as do the series of the Trust. As with the Trust, the investors in one or more series of BT Investment Portfolios could control the outcome of these votes.

EXPENSES OF THE TRUST
The Fund bears its own expenses. Operating expenses for the Fund generally consist of all costs not specifically borne by Bankers Trust or Signature, including administration and service fees, fees for necessary professional services, amortization of organizational expenses, and costs associated with regulatory compliance and maintaining legal existence and shareholder relations. Bankers Trust and Signature have agreed to reimburse the Fund to the extent required by applicable state law for certain expenses that are described in the Statement of Additional Information. The Portfolio bears its own expenses. Operating expenses for the Portfolio generally consist of all costs not specifically borne by Bankers Trust or Signature, including investment advisory and administration and services fees, fees for necessary professional services, amortization of organizational expenses, the costs associated with regulatory compliance and maintaining legal existence and investor relations.


ADDITIONAL  INFORMATION
When-Issued and Delayed Delivery Securities. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to the Portfolio until settlement takes place. The Portfolio maintains with the Custodian a segregated account containing high grade liquid securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged.

Rule 144A Securities. The Portfolio may purchase securities in the United States that are not registered for sale under Federal securities laws but which can be resold to institutions under the SEC's Rule 144A. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the Portfolio's 15% limit on illiquid securities. Under the supervision of the Board of Trustees of the Portfolio, Bankers Trust determined the liquidity of restricted securities and, through reports from Bankers Trust, the Board will monitor trading activity in restricted securities. Because Rule 144A is relatively new, it is not possible to predict how these markets will develop. If institutional trading in restricted securities were to decline, the liquidity of the Portfolio could be adversely affected. No more than 10% of the Portfolio's assets may be invested in securities restricted as to transfer or re-sale, including Rule 144A securities.


Securities Lending. The Portfolio is permitted to lend up to 30% of the total value of its securities. These loans must be secured continuously by cash or equivalent collateral or by a letter of credit at least equal to the market value of the securities loaned plus accrued income. By lending its securities, the Portfolio can increase its income by continuing to receive income on the loaned securities as well as by the opportunity to receive interest on the collateral. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its investors. In lending securities to brokers, dealers and other organizations, the Portfolio is subject to risk which, like those associated with other extensions of credit, include delays in recovery and possible loss of rights in the collateral should the borrower fail financially.

Zero Coupon Securities. The Portfolio may purchase zero coupon securities which are the separate income or principal components of a debt instrument. These involve risks that are similar to those of other debt securities, although they may be more volatile, and certain zero coupon securities move in the same direction as interest rates.

Floating Rate Bonds. The Portfolio may purchase floating rate bonds which may have interest rates that move in tandem with a benchmark, helping to stabilize their prices.


Foreign Currency Exchange Transactions. Because the Portfolio buys and sells securities denominated in currencies other than the U.S. dollar and receives interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Portfolio from time to time may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Portfolio either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies.

A forward foreign currency exchange contract is an obligation by the Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. The Portfolio maintains with its custodian a segregated account of high grade liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Portfolio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

The Portfolio may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into Bankers Trust's long-term investment decisions, the Portfolio will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, Bankers Trust believes that it is important to have the flexibility to enter into foreign currency hedging transactions when it determines that the transactions would be in the Portfolio's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

Options on Foreign Currencies. The Portfolio may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. The Portfolio may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different, but related currency. As with other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be used to hedge against fluctuations in exchange rates although, in the event of exchange rate movements adverse to the Portfolio's position, it may forfeit the entire amount of the premium plus related transaction costs. In addition, the Portfolio may purchase call options on currency when the investment adviser anticipates that the currency will appreciate in value.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time. If the Portfolio is unable to effect a closing purchase transaction with respect to covered options it has written, the Portfolio will not be able to sell the underlying currency or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Portfolio is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying currency. The Portfolio pays brokerage commissions or spreads in connection with its options transactions.

As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. The Portfolio's ability to terminate over-the-counter options ("OTC Options") will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in OTC Options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Portfolio will treat purchased OTC Options and assets used to cover written OTC Options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.


Options on Foreign Bond Indices. The Portfolio may purchase and write put and call options on foreign indices listed on domestic and foreign exchanges. A bond index fluctuates with changes in the market values of the bonds included in the index.

Options on bond indices are generally similar to options on securities except that the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a bond index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of a bond index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

To the extent permitted by U.S. Federal or state securities laws, the Portfolio may invest in options on foreign bond indices in lieu of direct investment in foreign bonds. The Portfolio may also use foreign bond index options for hedging purposes.

Because the value of a bond option depends upon movements in the level of the index rather than the price of a particular bond, whether the Portfolio will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of bond prices in the securities market generally, rather than movements in the price of a particular security. Accordingly, successful use by the Portfolio of options on bond indices will be subject to Bankers Trust's ability to predict correctly movements in the direction of the corresponding bond market generally. This requires different skills and techniques than predicting changes in the price of individual bonds.

Futures Contracts on Foreign Bond Indices. The Portfolio may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of foreign bonds ("Futures Contracts"). This investment technique is designed only to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by the Portfolio or adversely affect the prices of securities which are intended to be purchased at a later date for the Portfolio. A Futures Contract may also be entered into to close out or offset an existing futures position.


In general, each transaction in Futures Contracts involves the establishment of a position which will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Portfolio will rise in value by an amount which approximately offsets the decline in value of the portion of the Portfolio's investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized.

Although Futures Contracts would be entered into for hedging purposes only, such transactions do involve certain risks. These risks could include a lack of correlation between the Futures Contract and the foreign bond market being hedged, a potential lack of liquidity in the secondary market and incorrect assessments of market trends which may result in poorer overall performance than if a Futures Contract had not been entered into.

Brokerage costs will be incurred and "margin" will be required to be posted and maintained as a good-faith deposit against performance of obligations under Futures Contracts written for the Portfolio. The Portfolio may not purchase or sell a Futures Contract if immediately thereafter its margin deposits on its outstanding Futures Contracts would exceed 5% of the market value of the Portfolio's total assets.

Options on Futures Contracts. The Portfolio may invest in options on such futures contracts for similar purposes.

The Portfolio will write and purchase put and call options only to the extent permitted by the policies of state securities authorities in states where shares of the Fund are qualified for offer and sale.

There can be no assurance that the use of these portfolio strategies will be successful.

Asset Coverage. To assure that the Portfolio's use of futures and related options, as well as when-issued and delayed-delivery securities and foreign currency exchange transactions, are not used to achieve investment leverage, the Portfolio will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities or by establishing a segregated account with the Portfolio's custodian containing high grade liquid debt securities in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these instruments or contracts.

APPENDIX
DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium-grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such, bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both (good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C - Bonds rated C are the lowest-rated class of bonds and issued so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&PS CORPORATE BOND RATINGS:

AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB - Debt rate BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB-rating.

CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C -The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

            INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR
                            BANKERS TRUST COMPANY


                                 DISTRIBUTOR
                    SIGNATURE BROKER-DEALER SERVICES, INC.

                         CUSTODIAN AND TRANSFER AGENT
                            BANKERS TRUST COMPANY

                           INDEPENDENT ACCOUNTANTS
                           COOPERS & LYBRAND L.L.P.

                                   COUNSEL
                           WILLKIE FARR & GALLAGHER

 ..............................................................................
No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectuses, its Statements of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.
 ..............................................................................

BT INVESTMENT FUNDS

                                          Small Cap Fund

PROSPECTUS: JANUARY 29, 1996


Please read this Prospectus
carefully before investing and
retain it for future reference. It
contains important information          o Seeks long-term capital growth
about the Fund that you should know       through investment in smaller sized
and can refer to in deciding              growth companies.
whether the Fund's goals match your
own.


A Statement of Additional
Information (SAI) with the same
date has been filed with the
Securities and Exchange Commission,
and is incorporated herein by
reference. You may request a free
copy of the Statement by calling
the Fund's Service Agent at
1-800-730-1313.


UNLIKE OTHER MUTUAL FUNDS, THE FUND
SEEKS TO ACHIEVE ITS INVESTMENT
OBJECTIVE BY INVESTING ALL OF ITS
INVESTABLE ASSETS IN THE PORTFOLIO
WHICH IS A SEPARATE FUND WITH AN
IDENTICAL INVESTMENT OBJECTIVE. SEE
"SPECIAL INFORMATION CONCERNING
MASTER-FEEDER STRUCTURE" ON PAGE 9.

SHARES OF THE FUND ARE NOT DEPOSITS
OR OBLIGATIONS OF, OR GUARANTEED OR
ENDORSED BY, BANKERS TRUST COMPANY
AND THE SHARES ARE NOT FEDERALLY
INSURED BY THE FEDERAL DEPOSIT
INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY.

LIKE SHARES OF ALL MUTUAL FUNDS,          BANKERS TRUST COMPANY
THESE SECURITIES HAVE NOT BEEN            Investment Adviser of the
APPROVED OR DISAPPROVED BY THE            Portfolio and Administrator
SECURITIES AND EXCHANGE COMMISSION
OR ANY STATE SECURITIES COMMISSION        SIGNATURE BROKER-
NOR HAS THE SECURITIES AND EXCHANGE       DEALER SERVICES, INC.
COMMISSION OR ANY STATE SECURITIES        Distributor
COMMISSION PASSED UPON THE ACCURACY       6 St. James Avenue
OR ADEQUACY OF THIS PROSPECTUS. ANY       Boston, Massachusetts 02116
REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

TABLE  OF  CONTENTS
--------------------------------------------------------------------------------
                                                                            PAGE
 ................................................................................
Summary of Fund Expenses                                                       3
Fund Financial Highlights                                                      4
Investment Objective, Policies and Risks                                       4
Risk Factors; Matching the Fund to Your Investment Needs                       7
Net Asset Value                                                               10
Purchase and Redemption of Shares                                             11
Dividends, Distributions and Taxes                                            14
Performance Information and Reports                                           14
Management of the Trust and BT Investment Portfolios                          15
Additional Information                                                        20
--------------------------------------------------------------------------------

SUMMARY  OF  FUND  EXPENSES
The following table provides (i) a summary of estimated expenses relating to purchases and sales of the shares of the Small Cap Fund (the "Fund") and the annual operating expenses of the Fund and the expenses of the Small Cap
Portfolio (the "Portfolio"), as a percentage of average net assets of the Fund and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment in the Fund. THE TRUSTEES OF THE BT INVESTMENT FUNDS (THE "TRUST") BELIEVE THAT THE AGGREGATE PER SHARE EXPENSES OF THE FUND AND THE PORTFOLIO
WILL BE LESS THAN OR APPROXIMATELY EQUAL TO THE EXPENSES WHICH THE FUND WOULD INCUR IF THE TRUST RETAINED THE SERVICES OF AN INVESTMENT ADVISER AND THE INVESTABLE ASSETS ("ASSETS") OF THE FUND WERE INVESTED DIRECTLY IN THE TYPE OF SECURITIES BEING HELD BY THE PORTFOLIO.
--------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES
(as a percentage of the average daily net assets of the Fund)
 ................................................................................
Investment advisory fee (after reimbursement or waiver)                    0.37%
12b-1 fees                                                                 0.00
Other expenses (after reimbursements or waivers)                           0.88
 ................................................................................
Total operating expenses (after reimbursements or waivers)                 1.25%
 ................................................................................
EXAMPLE                                 1 year     3 years    5 years   10 years
 ................................................................................
You would pay the following expenses
 on a $1,000 investment, assuming (1)
 5% annual return and (2) redemption
 at the end of each time period           $13         $40        $69      $151
--------------------------------------------------------------------------------

The expense table and the example above show the costs and expenses that an investor will bear directly or indirectly as a shareholder of the Fund. While reimbursement of distribution expenses in amounts up to 0.20% of average net assets are authorized to be made pursuant to the Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act"), it is not expected that any payments will actually be made under that plan in the foreseeable future. Bankers Trust Company ("Bankers Trust") has voluntarily agreed to waive a portion of its investment advisory fee. Without such waiver, the Portfolio's investment advisory fee would be equal to 0.65%. The expense table and the example reflect a voluntary undertaking by Bankers Trust or Signature Broker-Dealer Services, Inc. ("Signature") to waive or reimburse expenses such that the total operating expenses will not exceed 1.25% of the Fund's average net assets annually. In the absence of this undertaking, for the fiscal year ended September 30, 1995, the total operating expenses would be equal to approximately 1.59% of the Fund's average net assets annually. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Moreover, while each example assumes a 5% annual return, actual performance will vary and may result in a return greater or less than 5%.

The Fund is sold by Signature as the Trust's distributor (the "Distributor") to customers of Bankers Trust or to customers of another bank or a dealer or other institution that has a sub-shareholder servicing agreement with Bankers Trust (along with Bankers Trust, a "Service Agent"). Some Service Agents may impose certain conditions on their customers in addition to or different from those imposed by the Fund and may charge their customers a direct fee for their services. Each Service Agent has agreed to transmit to shareholders who are its customers appropriate disclosures of any fees that it may charge them directly.


For more information with respect to the expenses of the Fund and the Portfolio see "Management of the Trust and BT Investment Portfolios" herein.


FUND  FINANCIAL  HIGHLIGHTS
The following table shows selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the Fund for each period indicated and has been audited by Coopers &
Lybrand L.L.P., the Fund's independent accountants, whose report thereon appears in the Fund's Annual Report which is incorporated by reference in the Fund's Statement of Additional Information.
--------------------------------------------------------------------------------
                                                             FOR THE PERIOD
                                                           OCTOBER 21, 1993
                                             FOR THE          (COMMENCEMENT
                                          YEAR ENDED      OF OPERATIONS) TO
                                  SEPTEMBER 30, 1995      SEPEMBER 30, 1994
--------------------------------------------------------------------------------
SELECTED PER SHARE DATA
 ................................................................................
Net Asset Value, Beginning of Period        $  11.60                $ 10.00
 ................................................................................
Income from Investment Operations
  Net Investment (Loss)                        (0.04)                  (0.03)
  Net Realized and Unrealized Gain on
Securities                                      6.94                    1.63
 ................................................................................
  Total from Investment Operations              6.90                    1.60
 ................................................................................
Net Asset Value, End of Period              $  18.50                 $ 11.60
 ................................................................................
TOTAL INVESTMENT RETURN                        59.48%                  17.06%*
RATIOS AND SUPPLEMENTAL DATA
Ratio of Net Investment (Loss) to Average
Net Assets                                     (0.46%)                 (0.58%)*
Ratio of Expenses to Average Net Assets,
  Including Expenses of the Small Cap
  Portfolio                                     1.25%                   1.25%*
Decrease Reflected in Above Expense Ratio
  Due to Absorption of Expenses by Bankers
  Trust                                         0.34%                   0.86%*
Net Assets, End of Period (000's omitted)   $122,935                 $21,332
--------------------------------------------------------------------------------
*Annualized


INVESTMENT  OBJECTIVE, POLICIES  AND  RISKS
The Fund's investment objective is long-term capital growth; the production of any current income is secondary to this objective.


There can be no assurances that the investment objective of either the Fund or the Portfolio will be achieved. The investment objective of each of the Fund and the Portfolio is not a fundamental policy and may be changed upon notice to, but without the approval of the Fund's shareholders or the Portfolio's investors, respectively. See "Special Information Concerning Master-Feeder Fund Structure" on page 9 herein.

SMALL CAP PORTFOLIO

The Portfolio seeks to provide long term capital growth by investing primarily in equity securities of smaller companies. The Portfolio's policy is to invest in equity securities of smaller companies that Bankers Trust, as the Portfolio's investment adviser (the "Adviser"), believes are in an early stage or transitional point in their development and have demonstrated or have the potential for above average capital growth. The Adviser will select companies which have the potential to gain market share in their industry, achieve and maintain high and consistent profitability or produce increases in earnings. The Adviser also seeks companies with strong company management and superior fundamental strength.

The Adviser employs a flexible investment program in pursuit of the Portfolio's investment objective. The Adviser takes advantage of its market access and the research available to it to select investments in promising growth companies that are involved in new technologies, new products, foreign markets and special developments, such as research discoveries, acquisitions, recapitalizations, liquidations or management changes, and companies whose stock may be undervalued by the market. These situations are only illustrative of the types of investment the Portfolio may make. The Portfolio is free to invest in any common stock which in the Adviser's judgment provides above average potential for long-term growth of capital and income.

Under normal market conditions, the Portfolio will invest at least 65% of its assets in smaller companies (with market capitalizations less than $750 million at time of purchase that offer strong potential for capital growth). Small capitalization companies have the potential to show earnings growth over time that is well above the growth rate of the overall economy. The Portfolio may also invest in larger, more established companies that the Adviser believes may offer the potential for strong capital growth due to their relative market position, anticipated earnings growth, changes in management or other similar opportunities. The Portfolio will follow a disciplined selling process to lessen market risks.

For temporary defensive purposes, when in the opinion of the Adviser market conditions so warrant, the Portfolio may invest all or a portion of its assets in common stocks of larger, more established companies or in fixed-income securities or short-term money market securities. To the extent the Portfolio is engaged in temporary defensive investments, the Portfolio will not be pursuing its investment objective.

The Portfolio may also invest up to 25% of its assets in similar securities of foreign issuers. For further information on foreign investments and related hedging techniques, see "Risk Factors; Matching the Fund to Your Investment Needs," "Additional Information" and the Statement of Additional Information.

Equity Investments. The Portfolio invests primarily in common stock and other securities with equity characteristics, such as trust or limited partnership interests, rights and warrants. These investments may or may not pay dividends and may or may not carry voting rights. The Portfolio may also invest in convertible securities when, due to market conditions, it is more advantageous to obtain a position in an attractive company by purchase of its convertible securities than by purchase of its common stock. The convertible securities in which the Portfolio invests may include any debt securities or preferred stock which may be converted into common stock or which carries the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to exercise the conversion privilege. Since the Portfolio invests in both common stock and convertible securities, the risks of the general equity markets may be tempered to a degree by the Portfolio's investments in convertible securities which are often not as volatile as equity securities.

Short-Term Instruments. The Portfolio intends to stay invested in the securities described above to the extent practical in light of its objective and long-term investment perspective. However, the Portfolio's assets may be invested in short-term instruments with remaining maturities of 397 days or less to meet anticipated redemptions and expenses or for day-to-day operating purposes and when, in Bankers Trust's opinion, it is advisable to adopt a temporary defensive position because of unusual and adverse conditions affecting the equity markets. In addition, when the Portfolio experiences large cash inflows through the sale of securities and desirable equity securities that are consistent with the Portfolio's investment objective are unavailable in sufficient quantities or at attractive prices, the Portfolio may hold short-term investments for a limited time pending availability of such equity securities. Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated Aa or higher by Moody's Investors Service, Inc. ("Moody's") or AA or higher by Standard & Poor's Corporation ("S&P") or, if unrated, of comparable quality in the opinion of Bankers Trust; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and
(v) repurchase agreements. At the time the Portfolio invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated Aa or higher by Moody's or AA or higher by S&P or outstanding commercial paper or bank obligations rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of Bankers Trust. These instruments may be denominated in U.S. dollars or in foreign currencies.


ADDITIONAL INVESTMENT TECHNIQUES
The Portfolio may also utilize the following investments and investment techniques and practices: Rule 144A securities, when-issued and delayed delivery securities, securities lending, repurchase agreements, foreign investments, options on stocks, options on stock indices, futures contracts on stock indices, options on futures contracts, foreign currency exchange transactions and options on foreign currencies. See "Additional Information" for further information.

ADDITIONAL INVESTMENT LIMITATIONS
As a diversified fund, no more than 5% of the assets of the Portfolio may be invested in the securities of one issuer (other than U.S. Government securities), except that up to 25% of the Portfolio's assets may be invested without regard to this limitation. The Portfolio will not invest more than 25% of its assets in the securities of issuers in any one industry. These are fundamental investment policies of the Portfolio which may not be changed without investor approval. No more than 15% of the Portfolio's net assets may be invested in illiquid or not readily marketable securities (including repurchase agreements and time deposits with remaining maturities of more than seven calendar days). Additional investment policies of the Portfolio are contained in the Statement of Additional Information.


RISK FACTORS; MATCHING THE FUND TO YOUR
INVESTMENT NEEDS
By itself, the Fund does not constitute a balanced investment plan; the Fund and the Portfolio seek to provide long-term capital growth, with the production of any current income being incidental to this objective, by investments primarily in growth-oriented common stocks of domestic corporations and, to a limited extent, foreign corporations. The Fund is designed for those investors primarily interested in capital growth from investments in smaller-sized growth companies. In view of the long-term capital growth objective of the Fund and the smaller size of the companies, the risks of investment in the Fund may be greater than the general equity markets, and changes in domestic and foreign interest rates may also affect the value of the Portfolio's investments, and rising interest rates can be expected to reduce the Fund's share value. A description of a number of investments and investment techniques available to the Portfolio, including foreign investments and the use of options and futures, and certain risks associated with these investments and techniques is included under "Additional Information." The Fund's share price, yield and total return fluctuate and your investment may be worth more or less than your original cost when you redeem your shares.

RISKS OF INVESTING IN FOREIGN SECURITIES
In seeking its investment objectives, the Portfolio may invest in securities of foreign issuers. Foreign securities may involve a higher degree of risk and may be less liquid or more volatile than domestic investments. Foreign securities usually are denominated in foreign currencies, which means their value will be affected by changes in the strength of foreign currencies relative to the U.S. dollar as well as the other factors that affect security prices. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there often is less publicly available information about their operations. Generally, there is less governmental regulation of foreign securities markets, and security trading practices abroad may offer less protection to investors such as the Portfolio. The value of such investments may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. Additional risks of foreign securities include settlement delays and costs, difficulties in obtaining and enforcing judgments, and taxation of dividends at the source of payment. The Portfolio will not invest more than 5% of the value of its total assets in the securities of issuers based in developing countries, including Eastern Europe.


PORTFOLIO TURNOVER
The Portfolio intends to manage its holdings actively to pursue its investment objective. Since the Portfolio has a long-term investment perspective, it does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, it may take advantage of short-term trading opportunities that are consistent with its objective. The Portfolio's turnover rate for the year ended September 30, 1995 and for the period from October 21, 1993 (commencement of operations) through September 30, 1994 was 161% and 154%, respectively. Because a higher portfolio turnover rate increases transaction costs and may increase taxable capital gains, Bankers Trust carefully weighs the anticipated benefits of short-term investment against these consequences.

DERIVATIVES
The Portfolio may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets, and can in some circumstances, lead to significant losses. The Adviser will use derivatives only in circumstances where the Adviser believes they offer the most economic means of improving the risk/reward profile of the Portfolio. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indices that by themselves would not be purchased for the Portfolio. The use of derivatives for non-hedging purposes may be considered speculative. A description of the derivatives that the Portfolio may use and some of their associated risks is found under "Additional Information."

SPECIAL INFORMATION CONCERNING MASTER-FEEDER FUND STRUCTURE Unlike other open-end management investment companies (mutual funds) which directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its Assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Bankers Trust at (800) 730- 1313.

The master-feeder structure has been developed relatively recently, so shareholders should carefully consider this investment approach.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Except as permitted by the Securities and Exchange Commission ("SEC"), whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.


Certain changes in the Portfolio's investment objectives, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

The Fund may withdraw its investment from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the Assets of the Fund in another pooled investment entity having the same investment objectives as the Fund or the retaining of an investment adviser to manage the Fund's Assets in accordance with the investment policies described below with respect to the Portfolio.

The Fund's investment objective is not a fundamental policy and may be changed upon notice to but without the approval of the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of the Portfolio is also not a fundamental policy. Shareholders of the Fund will receive 30 days prior written notice with respect to any change in the investment objective of the Fund or the Portfolio. See "Investment Objective, Policies and Risks" for a description of the fundamental policies of the Portfolio that cannot be changed without approval by the holders of "a majority of the outstanding voting securities" (as defined in the 1940 Act) of the Portfolio.

For descriptions of the investment objective, policies and restrictions of the Portfolio, see "Investment Objective, Policies and Risks." For descriptions of the management of the Portfolio, see "Management of the Trust and BT Investment Portfolios" herein and "Management of the Trust and Portfolios" in the Statement of Additional Information. For descriptions of the expenses of the Portfolio, see "Management of the Trust and BT Investment Portfolios" herein.

NET ASSET VALUE
The net asset value per share of the Fund is calculated on each day on which the New York Stock Exchange Inc. (the "NYSE") is open (each such day being a "Valuation Day"). The NYSE is currently open on each day, Monday through Friday, except: (a) January 1st, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the last Thursday in November) and December 25th; and (b) the preceding Friday or the subsequent Monday when one of the calendar-determined holidays falls on a Saturday or Sunday, respectively.


The net asset value per share of the Fund is calculated once on each Valuation Day as of the close of regular trading on the NYSE (the "Valuation Time"), which is currently 4:00 p.m., New York time or in the event that the NYSE closes early, at the time of such early closing. The net asset value per share of the Fund is computed by dividing the value of the Fund's Assets (i.e., the value of its investment in the Portfolio and other assets), less all liabilities, by the total number of its shares outstanding. The Portfolio's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method which the Portfolio's Board of Trustees believes accurately reflects fair value.

PURCHASE AND REDEMPTION OF SHARES
PURCHASE OF SHARES
The Trust accepts purchase orders for shares of the Fund at the net asset value per share of the Fund next determined on each Valuation Day. See "Net Asset Value" above. There is no sales charge on the purchase of shares, but costs of distributing shares of the Fund may be reimbursed from its assets, as described herein. Service Agents may impose initial and subsequent investment minimums that differ from the amounts presented in the "Minimum Investments" table below. Shares of the Fund may be purchased in only those states where they may be lawfully sold.

Purchase orders for shares of the Fund that are received by a Service Agent and transmitted to Bankers Trust, as the Trust's transfer agent (the "Transfer Agent"), prior to the Valuation Time (currently 4:00 p.m., New York time or earlier should the NYSE close earlier) on any Valuation Day will be effective at that day's Valuation Time. The Trust and Signature reserve the right to reject any purchase order.


Shares must be purchased in accordance with procedures established by the Transfer Agent and Service Agents, including Bankers Trust, in connection with customers' accounts. It is the responsibility of each Service Agent to transmit to the Transfer Agent purchase and redemption orders and to transmit to Bankers Trust as the Trust's custodian (the "Custodian") purchase payments on behalf of its customers in a timely manner, and a shareholder must settle with the Service Agent his or her entitlement to an effective purchase or redemption order as of a particular time. Because Bankers Trust is the Custodian and Transfer Agent of the Trust, funds may be transferred directly from or to a customer's account with Bankers Trust to or from the Fund without incurring the additional costs or delays associated with the wiring of Federal funds.

Certificates for shares will not be issued. Each shareholder's account will be maintained by a Service Agent or the Transfer Agent.


Automatic Investment Plan. The Fund may offer shareholders an automatic investment plan under which shareholders may authorize some Service Agents to place a purchase order each month or quarter for Fund shares. For further information regarding the automatic investment plan, shareholders should contact their Service Agent.

MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT                                                      $2,500
For retirement accounts                                                 $  500
Through automatic investment plans                                      $1,000
TO ADD TO AN ACCOUNT                                                    $  250
For retirement accounts                                                 $  100
Through automatic investment plan                                       $  100
MINIMUM BALANCE                                                         $1,000
For retirement accounts                                                   None

REDEMPTION OF SHARES
Shareholders may redeem shares at the net asset value per share next determined on each Valuation Day. Redemption requests should be transmitted by customers in accordance with procedures established by the Transfer Agent and the shareholder's Service Agent. Redemption requests for shares of the Fund received by the Service Agent and transmitted to the Transfer Agent prior to the Valuation Time (currently 4:00 p.m., New York time or earlier should the NYSE close earlier) on each Valuation Day will be effective at that day's Valuation Time and the redemption proceeds normally will be delivered to the shareholder's account with the Service Agent on the next day, but in any event within seven calendar days following receipt of the request.


Service Agents may allow redemptions or exchanges by telephone and may also disclaim liability for following instructions communicated by telephone that the Service Agent reasonably believes to be genuine. The Service Agent must provide the investor with an opportunity to choose whether or not to utilize the telephone redemption or exchange privilege. The Service Agent must employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Service Agent does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.


Redemption orders are processed without charge by the Trust. A Service Agent may on at least 30 days' notice involuntarily redeem a shareholder's account with the Fund having a minimum market value, but not if an account is below the minimum due to a change in market value. See "Investment Minimums" above for minimum balance amounts.


Automatic Cash Withdrawal Plan. The Fund may offer shareholders an automatic cash withdrawal plan, under which shareholders who own shares of the Fund may elect to receive periodic cash payments. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions. For further information regarding the automatic cash withdrawal plan, shareholders should contact their Service Agent.

EXCHANGE PRIVILEGE
Shareholders may exchange their shares for shares of certain other funds in the BT Family of Funds registered in their state. The Fund reserves the right to terminate or modify the exchange privilege in the future. To make an exchange, follow the procedures indicated in "Purchase of Shares" and "Redemption of Shares" in that fund's prospectus. Before making an exchange, please note the following:

* Call your Service Agent for information and a prospectus. Read the prospectus for relevant information.

* Complete and sign an application, taking care to register your new account in the same name, address and taxpayer identification number as your existing account(s).

* Each exchange represents the sale of shares of one fund and the purchase of shares of another, which may produce a gain or loss for tax purposes. Your Service Agent will send a written confirmation of each exchange transaction.

TAX-SAVING RETIREMENT PLANS
Retirement plans offer significant tax savings and are available to individuals, partnerships, small businesses, corporations, nonprofit organizations and other institutions. Contact your Service Agent or Bankers Trust for further information. Bankers Trust can set up your new account in the Fund under a number of several tax-sheltered plans. These plans contain special tax advantages and let you invest for retirement while sheltering your investment income from current taxes. Minimums may differ from those listed elsewhere in the Prospectus.

* Individual Retirement Accounts (IRAs): personal savings plans that offer tax advantages for individuals to set aside money for retirement and allow new contributions of $2,000 per tax year.

* Rollover IRAs: tax-deferred retirement accounts that retain the special tax advantages of lump sum distributions from qualified retirement plans and transferred IRA accounts.

* Simplified Employee Pension Plans (SEP): a relatively easy and inexpensive alternative to retirement planning for sole proprietors, partnerships and corporations. Under a SEP, employers make tax-deductible contributions to their own and to eligible employees' IRA accounts. Employee contributions are available through a "Salary Deferral" SEP for businesses with fewer than 25 eligible employees.

* Keogh Plans: defined contribution plans available to individuals with self-employed income and nonincorporated businesses such as sole proprietors, professionals and partnerships. Contributions are tax-deductible to the employer and earnings are tax-sheltered until distribution.

* Corporate Profit-Sharing and Money-Purchase Plans: defined contribution plans available to corporations to benefit their employees by making contributions on their behalf and in some cases permitting their employees to make contributions.

* 401(k) Programs: defined contribution plans available to corporations allowing tax-deductible employer contributions and permitting employees to contribute a percentage of their wages on a tax-deferred basis.

* 403(b) Custodian Accounts: defined contribution plans open to employees of most nonprofit organizations and educational institutions.

* Deferred Benefit Plans: plan sponsors may invest all or part of their pension assets in the Fund.


DIVIDENDS, DISTRIBUTIONS AND TAXES
Distributions. The Fund distributes substantially all of its net investment income and capital gains to shareholders each year. Income dividends if any, are distributed on the first business day in April, July and October. In December, another income dividend will be distributed plus any net capital gains. Unless a shareholder instructs the Trust to pay such dividends and distributions in cash, they will be automatically reinvested in additional shares of the Fund.


Federal Taxes. Distributions from the Fund's income and short-term capital gains are taxed as dividends, and long-term capital gain distributions are taxed as long-term capital gains. The Fund's distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional shares. Distributions declared in December and paid in January are taxable as if paid on December 31. The Fund will send each shareholder a tax statement by January 31 showing the tax status of the distributions received in the past year.

Capital Gains. You may realize a capital gain or loss when you redeem (sell) or exchange shares. Because the tax treatment also depends on your purchase price and your personal tax position, you should keep your regular account statements to use in determining your tax.

"Buying a Dividend." On the ex-date for a distribution from income and/or capital gains, the Fund's share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend"), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Other Tax Information. In addition to Federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. Income received by the Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.


PERFORMANCE INFORMATION AND REPORTS
The Fund's performance may be used from time to time in advertisements, shareholder reports or other communications to shareholders or prospective shareholders. Performance information may include the Fund's investment results and/or comparisons of its investment results to various unmanaged indices such as the Russell 2000 Index or Lipper Small Company Growth Funds Average or results of other mutual funds or investment or savings vehicles. The Fund's investment results as used in such communications will be calculated on a total rate of return basis in the manner set forth below. From time to time, fund rankings may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line and Morningstar, Inc.


The Trust may provide period and average annualized "total return" quotations for the Fund. The Fund's "total return" refers to the change in the value of an investment in the Fund over a stated period based on any change in net asset value per share and including the value of any shares purchasable with any dividends or capital gains distributed during such period. Period total return may be annualized. An annualized total return is a compounded total return which assumes that the period total return is generated over a one-year period, and that all dividends and capital gain distributions are reinvested. An annualized total return will be higher than a period total return if the period is shorter than one year, because of the compounding effect.

Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of the Fund will vary depending upon interest rates, the current market value of the securities held by the Portfolio and changes in the Fund's expenses. In addition, during certain periods for which total return quotations may be provided, Bankers Trust, as Adviser, Service Agent or Administrator, or Signature, as Distributor, may have voluntarily agreed to waive portions of their fees on a month-to-month basis. Such waivers will have the effect of increasing the Fund's net income (and therefore its total return) during the period such waivers are in effect.


Shareholders will receive financial reports semi-annually that include the Portfolio's financial statements, including listings of investment securities held by the Portfolio at those dates. Annual reports are audited by independent accountants.


MANAGEMENT OF THE TRUST AND
BT INVESTMENT PORTFOLIOS
BOARD OF TRUSTEES
The affairs of the Trust and BT Investment Portfolios are managed under the supervision of their respective Boards of Trustees. By virtue of the responsibilities assumed by Bankers Trust, as the Administrator of the Trust and BT Investment Portfolios, neither the Trust nor BT Investment Portfolios requires employees other than its officers. None of the Trust's or BT Investment Portfolios' officers devotes full time to the affairs of the Trust or BT Investment Portfolios.


The Trustees of the Trust who are not "interested persons," (as defined in the 1940 Act) of the Trust or of the BT Investment Portfolios, as the case may be, (the "Independent Trustees") have adopted written procedures reasonably appropriate to deal with potential conflicts of interest, up to and including creating separate boards of trustees, arising from the fact that several of the same individuals are trustees of the Trust and BT Investment Portfolios. For more information with respect to the Trustees of both the Trust and the Portfolio, see "Management of the Trust and Portfolios" in the Statement of Additional Information.


INVESTMENT ADVISER
The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of the Fund by investing all the Assets of the Fund in the Portfolio. The Portfolio has retained the services of Bankers Trust, as investment adviser. Ms. Mary Lisanti, Managing Director of Bankers Trust, is responsible for the day-to-day management of the Portfolio. Ms. Lisanti has been employed by Bankers Trust since February, 1993 and has managed the Portfolio's assets since October, 1993. Prior to 1993, she was a Vice President and Portfolio Manager with Lieber and Company/The Evergreen Funds (since 1990).


Bankers Trust, a New York banking corporation with principal offices at 280 Park Avenue, New York, New York 10017, is a wholly owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional markets. As of September 30, 1995, Bankers Trust New York Corporation was the ninth largest bank holding company in the United States with total assets of approximately $104 billion. Bankers Trust is a worldwide merchant bank dedicated to servicing the needs of corporations, governments, financial institutions and private clients through a global network of over 120 offices in more than 40 countries. Investment management is a core business of Bankers Trust, built on a tradition of excellence from its roots as a trust bank founded in 1903. The scope of Bankers Trust's investment management capability is unique due to its leadership positions in both active and passive quantitative management and its presence in major equity and fixed income markets around the world. Bankers Trust is one of the nation's largest and most experienced investment managers with approximately $200 billion in assets under management globally.

Bankers Trust has more than 50 years of experience managing retirement assets for the nation's largest corporations and institutions. In the past, these clients have been serviced through separate account and commingled fund structures. Now, the BT Family of Funds brings Bankers Trust's extensive investment management expertise -- once available to only the largest institutions in the U.S. -- to individual investors.

Bankers Trust, subject to the supervision and direction of the Board of Trustees of BT Investment Portfolios, manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. Bankers Trust may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as investment adviser.


All orders for investment transactions on behalf of the Portfolio are placed by Bankers Trust with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents or customers of Bankers Trust.

Under its investment advisory agreement, Bankers Trust receives a fee from the Portfolio computed daily and paid monthly at the annual rate of 0.65% of the average daily net assets of the Portfolio.


Bankers Trust's officers have had extensive experience in managing investment portfolios having objectives similar to those of the Portfolio. Bankers Trust has been advised by its counsel that, in counsel's opinion, Bankers Trust currently may perform the services for the Trust and the Portfolio described in this Prospectus and the Statement of Additional Information without violation of the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretations of relevant Federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law.


ADMINISTRATOR
Under its Administration and Services Agreement with the Trust, Bankers Trust calculates the net asset value of the Fund and generally assists the Board of Trustees of the Trust in all aspects of the administration and operation of the Trust. The Administration and Services Agreement provides for the Trust to pay Bankers Trust a fee, computed daily and paid monthly, at the annual rate of 0.65% of the average daily net assets of the Fund.


Under an Administration and Services Agreement with BT Investment Portfolios, Bankers Trust calculates the value of the assets of the Portfolio and generally assists the Board of Trustees of the Portfolio in all aspects of the administration and operation of the Portfolio. The Administration and Services Agreement provides for the Portfolio to pay Bankers Trust a fee, computed daily and paid monthly, at the annual rate of 0.10% of the average daily net assets of the Portfolio. Under each Administration and Services Agreement, Bankers Trust may delegate one or more of its responsibilities to others, including Signature, at Bankers Trust's expense. For more information, see the Statement of Additional Information.


DISTRIBUTOR
Under its Distribution Agreement with the Trust, Signature, as Distributor, serves as the Trust's principal underwriter on a best efforts basis. In addition, Signature provides the Trust with office facilities. Signature is a wholly owned subsidiary of Signature Financial Group, Inc. ("SFG"). SFG and its affiliates currently provide administration and distribution services for other registered investment companies. The principal business address of SFG and Signature is 6 St. James Avenue, Boston, Massachusetts 02116.


Pursuant to the terms of the Trust's Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), Signature may seek reimbursement in an amount not exceeding 0.20% of the Fund's average daily net assets annually for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares, including, but not limited to: compensation to and expenses (including overhead and telephone expenses) of account executives or other employees of Signature who, as their primary activity, engage in or support the distribution of shares; printing of prospectuses, statements of additional information and reports for other than existing Fund shareholders in amounts in excess of that typically used in connection with the distribution of shares of the Fund; costs of placing advertising in various media; services of parties other than Signature or its affiliates in formulating sales literature; and typesetting, printing and distribution of sales literature. All costs and expenses in connection with implementing and operating the Plan will be paid by the Fund, subject to the 0.20% of net assets limitation. All costs and expenses associated with preparing the prospectus and statement of additional information and in connection with printing them for and distributing them to existing shareholders and regulatory authorities, which costs and expenses would not be considered distribution expenses for purposes of the Plan, will also be paid by the Fund. To the extent expenses of Signature under the Plan in any fiscal year of the Trust exceed amounts payable under the Plan during that year, those expenses will not be reimbursed in any succeeding fiscal year. Expenses incurred in connection with distribution activities will be identified to the Fund or the other series of the Trust involved, although it is anticipated that some activities may be conducted on a Trust-wide basis, with the result that those activities will not be identifiable to any particular series. In the latter case, expenses will be allocated among the series of the Trust on the basis of their relative net assets. It is not expected that any payment will be made under the Plan in the foreseeable future.

SERVICE AGENT
All shareholders must be represented by a Service Agent. Bankers Trust acts as a Service Agent pursuant to its Administration and Services Agreement with the Trust and receives no additional compensation from the Fund for such shareholder services. The service fees of any other Service Agents, including broker-dealers, will be paid by Bankers Trust from its fees. The services provided by a Service Agent may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as the Administrator or the Service Agent's clients may reasonably request and agree upon with the Service Agent. Service Agents may separately charge their clients additional fees only to cover provision of additional or more comprehensive services not already provided under the Administration and Services Agreement with Bankers Trust, or of the type or scope not generally offered by a mutual fund, such as cash management services or enhanced retirement or trust reporting. Each Service Agent has agreed to transmit to shareholders, who are its customers, appropriate disclosures of any fees that it may charge them directly.


CUSTODIAN AND TRANSFER AGENT
Bankers Trust acts as Custodian of the assets of the Trust and BT Investment Portfolios and serves as the Transfer Agent for the Trust and BT Investment Portfolios under the Administration and Services Agreement with the Trust and the Portfolio.


ORGANIZATION OF THE TRUST
The Trust was organized on July 21, 1986 under the laws of the Commonwealth of Massachusetts. The Fund is a separate series of the Trust and was established and designated as a separate series of the Trust on August 12, 1992. The Trust offers shares of beneficial interest of separate series, par value $0.001 per share. The shares of the other series of the Trust are offered through separate prospectuses. No series of shares has any preference over any other series.

The Trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

When matters are submitted for shareholder vote, shareholders of the Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of the Fund is required on any matter affecting the Fund on which shareholders are entitled to vote. Shareholders of the Fund are not entitled to vote on Trust matters that do not affect the Fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares.

The Portfolio is a series of BT Investment Portfolios, an open-end management investment company. BT Investment Portfolios was organized as a trust under the laws of the State of New York. BT Investment Portfolios' Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio. The interest in BT Investment Portfolios are divided into separate series, such as the Portfolio. No series of BT Investment Portfolios has any preference over any other series.


Each series in the Trust will not be involved in any vote involving a Portfolio in which it does not invest its Assets. Shareholders of all the series of the Trust will, however, vote together to elect Trustees of the Trust and for certain other matters. Under certain circumstances, the shareholders of one or more series could control the outcome of these votes.

The series of BT Investment Portfolios will vote separately or together in the same manner as the series of the Trust. Under certain circumstances, the investors in one or more series of BT Investment Portfolios could control the outcome of these votes.


EXPENSES OF THE TRUST
The Fund bears its own expenses. Operating expenses for the Fund generally consist of all costs not specifically borne by Bankers Trust or Signature, including administration and service fees, fees for necessary professional services, amortization of organizational expenses, and costs associated with regulatory compliance and maintaining legal existence and shareholder relations. Bankers Trust and Signature have agreed to reimburse the Fund to the extent required by applicable state law for certain expenses that are described in the Statement of Additional Information. The Portfolio bears its own expenses. Operating expenses for the Portfolio generally consist of all costs not specifically borne by Bankers Trust or Signature, including investment advisory and administration and services fees, fees for necessary professional services, amortization of organizational expenses, the costs associated with regulatory compliance and maintaining legal existence and investor relations.

ADDITIONAL INFORMATION
Rule 144A Securities. The Portfolio may purchase securities in the United States that are not registered for sale under Federal securities laws but which can be resold to institutions under SEC Rule 144A. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the Portfolio's 15% limit on illiquid securities. Under the supervision of the Board of Trustees of the Portfolio, Bankers Trust determines the liquidity of restricted securities and, through reports from Bankers Trust, the Board will monitor trading activity in restricted securities. Because Rule 144A is relatively new, it is not possible to predict how these markets will develop. If institutional trading in restricted securities were to decline, the liquidity of the Portfolio could be adversely affected. No more than 10% of the Portfolio's assets may be invested in securities restricted as to transfer or re-sale, including Rule 144A securities.


When-Issued and Delayed Delivery Securities. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to the Portfolio until settlement takes place. The Portfolio maintains with the custodian a segregated account containing high grade liquid securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged.


Securities Lending. The Portfolio is permitted to lend up to 30% of the total value of its securities. These loans must be secured continuously by cash or equivalent collateral or by a letter of credit at least equal to the market value of the securities loaned plus accrued income. By lending its securities, the Portfolio can increase its income by continuing to receive income on the loaned securities as well as by the opportunity to receive interest on the collateral. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its investors. In lending securities to brokers, dealers and other organizations, the Portfolio is subject to risk which, like those associated with other extensions of credit, include delays in recovery and possible loss of rights in the collateral should the borrower fail financially.

Foreign Investments. The Portfolio may invest in securities of foreign issuers directly or in the form of American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other similar securities representing securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. Designed for use in U.S. and European securities markets, respectively, ADRs, GDRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies. ADRs, GDRs and EDRs are subject to the same risks as the foreign securities to which they relate.

With respect to certain countries in which capital markets are either less developed or not easily accessed, investments by the Portfolio may be made through investment in other investment companies that in turn are authorized to invest in the securities of such countries. Investment in other investment companies is limited in amount by the 1940 Act, will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies and may result in a duplication of fees and expenses.


Options on Stocks. The Portfolio may write and purchase put and call options on stocks. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying stock at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying stock at the exercise price at any time during the option period. A covered call option, which is a call option with respect to which the Portfolio owns the underlying stock, sold by the Portfolio exposes the Portfolio during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying stock or to possible continued holding of a stock which might otherwise have been sold to protect against depreciation in the market price of the stock. A covered put option sold by the Portfolio exposes the Portfolio during the term of the option to a decline in price of the underlying stock. A put option sold by the Portfolio is covered when, among other things, cash or liquid securities are placed in a segregated account to fulfill the obligations undertaken.

To close out a position when writing covered options, the Portfolio may make a "closing purchase transaction," which involves purchasing an option on the same stock with the same exercise price and expiration date as the option which it has previously written on the stock. The Portfolio will realize a profit or loss for a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Portfolio may make a "closing sale transaction," which involves liquidating the Portfolio's position by selling the option previously purchased.

The Portfolio intends to treat over-the-counter options ("OTC Options") purchased and the assets used to "cover" OTC Options written as not readily marketable and therefore subject to the limitations described in "Investment Restrictions" in the Statement of Additional Information.


Options on Stock Indices. The Portfolio may purchase and write put and call options on stock indices listed on stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

Options on stock indices are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Portfolio will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Portfolio of options on stock indices will be subject to Bankers Trust's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Futures Contracts on Stock Indices. The Portfolio may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of securities ("Futures Contracts"). This investment technique is designed only to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by the Portfolio or adversely affect the prices of securities which are intended to be purchased at a later date for the Portfolio. A Futures Contract may also be entered into to close out or offset an existing futures position.


In general, each transaction in Futures Contracts involves the establishment of a position which will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Portfolio will rise in value by an amount which approximately offsets the decline in value of the portion of the Portfolio's investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized.

Although Futures Contracts would be entered into for hedging purposes only, such transactions do involve certain risks. These risks could include a lack of correlation between the Futures Contract and the equity market being hedged, a potential lack of liquidity in the secondary market and incorrect assessments of market trends which may result in poorer overall performance than if a Futures Contract had not been entered into.

Brokerage costs will be incurred and "margin" will be required to be posted and maintained as a good-faith deposit against performance of obligations under Futures Contracts written for the Portfolio. The Portfolio may not purchase or sell a Futures Contract if immediately thereafter its margin deposits on its outstanding Futures Contracts would exceed 5% of the market value of the Portfolio's total assets.

Options on Futures Contracts. The Portfolio may invest in options on such Futures Contracts for similar purposes.


Foreign Currency Exchange Transactions. Because the Portfolio may buy and sell securities denominated in currencies other than the U.S. dollar and receives interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Portfolio from time to time may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Portfolio either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies.


A forward foreign currency exchange contract is an obligation by the Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. The Portfolio maintains with its custodian a segregated account of high grade liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Portfolio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

The Portfolio may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into Bankers Trust's long-term investment decisions, the Portfolio will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, Bankers Trust believes that it is important to have the flexibility to enter into foreign currency hedging transactions when it determines that the transactions would be in the Portfolio's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

Options on Foreign Currencies. The Portfolio may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. The Portfolio may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different, but related currency. As with other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be used to hedge against fluctuations in exchange rates although, in the event of exchange rate movements adverse to the Portfolio's position, it may forfeit the entire amount of the premium plus related transaction costs. In addition, the Portfolio may purchase call options on currency when the Adviser anticipates that the currency will appreciate in value.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time. If the Portfolio is unable to effect a closing purchase transaction with respect to covered options it has written, the Portfolio will not be able to sell the underlying currency or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Portfolio is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying currency. The Portfolio pays brokerage commissions or spreads in connection with its options transactions.

As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. The Portfolio's ability to terminate over-the-counter options ("OTC Options") will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in OTC Options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Portfolio will treat purchased OTC Options and assets used to cover written OTC Options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.


All options that the Portfolios write will be covered under applicable requirements of the SEC.

The Portfolio will write and purchase options only to the extent permitted by the policies of state securities authorities in states where shares of the Fund are qualified for offer and sale.


There can be no assurance that the use of these portfolio strategies will be successful.

Repurchase Agreements. In a repurchase agreement the Portfolio buys a security and simultaneously agrees to sell it back at a higher price. In the event of the bankruptcy of the other party to either a repurchase agreement or a securities loan, the Portfolio could experience delays in recovering either its cash or the securities it lent. To the extent that, in the meantime, the value of the securities repurchased had decreased or the value of the securities lent had increased, the Portfolio could experience a loss. In all cases, Bankers Trust must find the creditworthiness of the other party to the transaction satisfactory. A repurchase agreement is considered a collateralized loan under the 1940 Act.

Asset Coverage. To assure that the Portfolio's use of futures and related options, as well as when-issued and delayed-delivery securities and foreign currency exchange transactions, are not used to achieve investment leverage, the Portfolio will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities or by establishing a segregated account with the Portfolio's custodian containing high grade liquid debt securities in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these instruments or contracts.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

            INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR
                            BANKERS TRUST COMPANY

                                 DISTRIBUTOR
                    SIGNATURE BROKER-DEALER SERVICES, INC.

                         CUSTODIAN AND TRANSFER AGENT
                            BANKERS TRUST COMPANY

                           INDEPENDENT ACCOUNTANTS
                           COOPERS & LYBRAND L.L.P.

                                   COUNSEL
                           WILLKIE FARR & GALLAGHER



                          .............................

No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectuses, its Statements of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                          ............................

BT INVESTMENT FUNDS


                                             International Equity Fund


PROSPECTUS: January 29, 1996

Please read this Prospectus                o Seeks long-term capital
carefully before investing and               appreciation primarily from
retain it for future reference. It           non-U.S. equities, or other
contains important information               securities with equity
about the Fund that you should know          characteristics.
and can refer to in deciding
whether the Fund's goals match your
own.


A Statement of Additional
Information (SAI) with the same
date has been filed with the
Securities and Exchange Commission,
and is incorporated herein by
reference. You may request a free
copy of the Statement by calling
the Fund's Service Agent at
1-800-730-1313.


UNLIKE OTHER MUTUAL FUNDS, THE FUND
SEEKS TO ACHIEVE ITS INVESTMENT
OBJECTIVE BY INVESTING ALL OF ITS
INVESTABLE ASSETS IN THE PORTFOLIO
WHICH IS A SEPARATE FUND WITH AN
IDENTICAL INVESTMENT OBJECTIVE. SEE
"SPECIAL INFORMATION CONCERNING
MASTER-FEEDER FUND STRUCTURE" ON
PAGE 11.

SHARES OF THE FUND ARE NOT DEPOSITS
OR OBLIGATIONS OF, OR GUARANTEED OR
ENDORSED BY, BANKERS TRUST COMPANY
AND THE SHARES ARE NOT FEDERALLY
INSURED BY THE FEDERAL DEPOSIT
INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY.
AN INVESTMENT IN THE FUND IS
SUBJECT TO RISK THAT MAY CAUSE THE
VALUE OF THE INVESTMENT TO
FLUCTUATE, AND WHEN THE INVESTMENT
IS REDEEMED, THE VALUE MAY BE
HIGHER OR LOWER THAN THE AMOUNT
ORIGINALLY INVESTED BY THE
INVESTOR.


LIKE SHARES OF ALL MUTUAL FUNDS,             BANKERS TRUST COMPANY
THESE SECURITIES HAVE NOT BEEN               Investment Adviser of the
APPROVED OR DISAPPROVED BY THE               Portfolio and Administrator
SECURITIES AND EXCHANGE COMMISSION
OR ANY STATE SECURITIES COMMISSION           SIGNATURE BROKER-
NOR HAS THE SECURITIES AND EXCHANGE          DEALER SERVICES, INC.
COMMISSION OR ANY STATE SECURITIES           Distributor
COMMISSION PASSED UPON THE ACCURACY          6 St. James Avenue
OR ADEQUACY OF THIS PROSPECTUS. ANY          Boston, Massachusetts 02116
REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

TABLE OF CONTENTS
------------------------------------------------------------------------------
                                                                          PAGE
 ..............................................................................
Summary of Fund Expenses                                                     3
Fund Financial Highlights                                                    5
Investment Objective and Policies                                            6
Risk Factors; Matching the Fund to Your Investment Needs                     8
Net Asset Value                                                             12
Purchase and Redemption of Shares                                           13
Dividends, Distributions and Taxes                                          16
Performance Information and Reports                                         17
Management of the Trust and Portfolio                                       17
Additional Information                                                      22
------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES
The following table provides (i) a summary of expenses relating to purchases and sales of the shares of the International Equity Fund (the "Fund") and the annual operating expenses of the Fund and the expenses of the International Equity Portfolio (the "Portfolio"), as a percentage of average net assets of the Fund and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment in the Fund. THE TRUSTEES OF THE BT INVESTMENT FUNDS (THE "TRUST") BELIEVE THAT THE AGGREGATE PER SHARE EXPENSES OF THE FUND AND THE PORTFOLIO WILL BE LESS THAN OR APPROXIMATELY EQUAL TO THE EXPENSES WHICH THE
FUND WOULD INCUR IF THE TRUST RETAINED THE SERVICES OF AN INVESTMENT ADVISER
AND THE INVESTABLE ASSETS ("ASSETS") OF THE FUND WERE INVESTED DIRECTLY IN THE TYPE OF SECURITIES BEING HELD BY THE PORTFOLIO.
--------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES
(as a percentage of the average daily net assets of the Fund)
 ................................................................................
Investment advisory fee (after reimbursements of waivers)              0.56%
12b-1 fees                                                             0.00
Other expenses (after reimbursements or waivers)                       0.94
 ................................................................................
Total operating expenses (after reimbursements or waivers)             1.50%
 ................................................................................
EXAMPLE                                 1 year    3 years    5 years  10 years
 ................................................................................
You would pay the following expenses
 on a $1,000 investment, assuming:
 (1) 5% annual return and (2)
 redemption at the end of
  each time period                        $15        $47        $82     $179
--------------------------------------------------------------------------------

The expense table and the example above show the costs and expenses that an investor will bear directly or indirectly as a shareholder of the Fund. While reimbursement of distribution expenses in amounts up to 0.20% of average net assets are authorized to be made pursuant to the Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act"), it is not expected that any payments will actually be made under that plan in the foreseeable future. Bankers Trust Company ("Bankers Trust") has voluntarily agreed to waive a portion of its investment advisory fee. Without such waiver, the Portfolio's investment advisory fee would be equal to 0.65%. The expense table and the example reflect a voluntary undertaking by Bankers Trust or Signature Broker-Dealer Services, Inc. ("Signature") to waive or reimburse expenses such that the total operating expenses will not exceed 1.50% of the Fund's average net assets annually. In the absence of this undertaking, for the period from January 1, 1995 to September 30, 1995, the total operating expenses would have been equal to approximately 1.83% of the Fund's average net assets annually. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Moreover, while each example assumes a 5% annual return, actual performance will vary and may result in a return greater or less than 5%.


The Fund is sold by Signature as the Trust's distributor (the "Distributor") to customers of Bankers Trust or to customers of another bank or a dealer or other institution that has a sub-shareholder servicing agreement with Bankers Trust (along with Bankers Trust, a "Servicing Agent"). Some Service Agents may impose certain conditions on their customers in addition to or different from those imposed by the Fund and may charge their customers a direct fee for their services. Each Service Agent has agreed to transmit to shareholders who are its customers appropriate disclosures of any fees that it may charge them directly.

For more information with respect to the expenses of the Fund and the Portfolio see "Management of the Trust and Portfolio" herein.

FUND FINANCIAL HIGHLIGHTS
The following table shows selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data of the Fund for each period indicated and has been audited by Coopers & Lybrand L.L.P., the Fund's independent accountants, whose report thereon appears in the Fund's Annual Report which is incorporated by reference in the Fund's Statement of Additional Information.

------------------------------------------------------------------------------------------
                                                                          FOR THE PERIOD
                                               FOR THE YEAR ENDED         AUGUST 4, 1992
                            FOR THE PERIOD           DECEMBER 31,          (COMMENCEMENT
                        JANUARY 1, 1995 TO     ------------------      OF OPERATIONS) TO
                        SEPTEMBER 30, 1995       1994        1993      DECEMBER 31, 1992
 ...........................................................................................
SELECTED PER SHARE DATA
Net Asset Value, Beginning
  of Period                         $13.37      $13.18     $ 9.75                 $10.00
 ...........................................................................................
Income from Investment Operations
  Net Investment Income               0.14        0.10       0.05                   0.03
  Net Realized and
    Unrealized Gain (Loss)
    on Securities and
    Foreign Currency                  1.97        0.44       3.60                 (0.28)
 ...........................................................................................
  Total from Investment
    Operations                        2.11        0.54       3.65                 (0.25)
 ...........................................................................................
Less Dividends and Distributions
  Dividends from Net
  Investment Income                  (0.00)+     (0.09)     (0.15)                  --
  Distributions from Net
    Realized Gain from
    Securities Transactions          (0.01)      (0.26)     (0.07)                  --
 ...........................................................................................
  Total Dividends and
    Distributions                    (0.01)      (0.35)     (0.22)                  --
 ...........................................................................................
Net Asset Value, End of
Period                              $15.47      $13.37     $13.18                  $9.75
 ...........................................................................................
TOTAL INVESTMENT RETURN              15.82%       4.12%     37.38%                 (6.01%)*
RATIOS AND SUPPLEMENTAL DATA
Ratio of Net Investment
  Income to Average Net
  Assets                              1.55%*      0.84%      0.79%                  0.97%*
Ratio of Expenses to Average
  Net Assets, Including
  Expenses of the
  International Equity
  Portfolio                           1.50%*      1.50%      1.50%                  1.50%*
Decrease Reflected in Above
  Expense Ratio Due to
  Absorption of Expenses by
  Bankers Trust                       0.33%*      0.37%      0.62%                  1.36%*
Net Assets, End of Period
  (000's omitted)                  $82,807     $56,020    $33,869                 $8,218
-------------------------------------------------------------------------------------------
*Annualized
+ Less Than $0.01 Per Share

INVESTMENT OBJECTIVE AND POLICIES
The Fund's investment objective is long-term capital appreciation from investment in foreign equity securities (or other securities with equity characteristics); the production of any current income is incidental to this objective.


The Trust seeks to achieve the investment objective of the Fund by investing all the Assets of the Fund in the Portfolio, which has the same investment objective as the Fund. There can be no assurances that the investment objective of either the Fund or the Portfolio will be achieved. The investment objective of each of the Fund and the Portfolio is not a fundamental policy and may be changed upon notice to but without the approval of the Fund's shareholders or the Portfolio's investors, respectively. See "Special Information Concerning Master-Feeder Fund Structure" on page 11 herein.

INTERNATIONAL EQUITY PORTFOLIO
The Portfolio invests primarily in the equity securities of foreign issuers, consisting of common stock and other securities with equity characteristics. These issuers are primarily established companies based in developed countries outside the United States. However, the Portfolio may also invest in securities of issuers in underdeveloped countries. Investments in these countries will be based on an acceptable degree of risk in anticipation of superior returns. Under normal circumstances, the Portfolio will invest at least 65% of the value of its total assets in the equity securities of issuers based in at least three countries other than the United States. For further discussion of the unique risks associated with investing in foreign securities in both developed and underdeveloped countries, see "Risk Factors; Matching the Fund to Your Investment Needs," "Additional Information" herein and the Statement of Additional Information.

The Portfolio's investments will generally be diversified among several geographic regions and countries. Criteria for determining the appropriate distribution of investments among various countries and regions include the prospects for relative growth among foreign countries, expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships and the range of alternative opportunities available to international investors.

In countries and regions with well-developed capital markets where more information is available, Bankers Trust will seek to select individual investments for the Portfolio. Criteria for selection of individual securities include the issuer's competitive position, prospects for growth, managerial strength, earnings quality, underlying asset value, relative market value and overall marketability. The Portfolio may invest in securities of companies having various levels of net worth, including smaller companies whose securities may be more volatile than securities offered by larger companies with higher levels of net worth.

In other countries and regions where capital markets are underdeveloped or not easily accessed and information is difficult to obtain, the Portfolio may choose to invest only at the market level. Here, the Portfolio may seek to achieve country exposure through use of options or futures based on an established local index. Similarly, country exposure may also be achieved through investments in other registered investment companies. Restrictions on both these types of investments are fully explained herein and in the Statement of Additional Information.

The remainder of the Portfolio's assets will be invested in dollar and non-dollar denominated short-term instruments. These investments are subject to the conditions described in "Short-Term Instruments" below.

Equity Investments. The Portfolio invests primarily in common stock and other securities with equity characteristics. For purposes of the Portfolio's policy of investing at least 65% of the value of its total assets in the equity securities of foreign issuers, equity securities are defined as common stock, preferred stock, trust or limited partnership interests, rights and warrants, and convertible securities, consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. The Portfolio invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets and may invest in restricted or unlisted securities.

With respect to certain countries in which capital markets are either less developed or not easily accessed, investments by the Portfolio may be made through investment in other investment companies that in turn are authorized to invest in the securities of such countries. Investment in other investment companies is limited in amount by the 1940 Act, will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies and may result in a duplication of fees and expenses.

Short-Term Instruments. The Portfolio intends to stay invested in the securities described above to the extent practical in light of its objective and long-term investment perspective. However, the Portfolio's assets may be invested in short-term instruments with remaining maturities of 397 days or less to meet anticipated redemptions and expenses or for day-to-day operating purposes and when, in Bankers Trust's opinion, it is advisable to adopt a temporary defensive position because of unusual and adverse conditions affecting the equity markets. In addition, when the Portfolio experiences large cash inflows through the sale of securities and desirable equity securities that are consistent with the Portfolio's investment objective are unavailable in sufficient quantities or at attractive prices, the Portfolio may hold short-term investments for a limited time pending availability of such equity securities. Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated Aa or higher by Moody's Investors Service, Inc. ("Moody's") or AA or higher by Standard & Poor's Corporation ("S&P") or, if unrated, of comparable quality in the opinion of Bankers Trust; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and
(v) repurchase agreements. At the time the Portfolio invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated Aa or higher by Moody's or AA or higher by S&P or outstanding commercial paper or bank obligations rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of Bankers Trust. These instruments may be denominated in U.S. dollars or in foreign currencies and will have been determined to be of high quality by a nationally recognized statistical rating organization, or if unrated, by Bankers Trust.


ADDITIONAL INVESTMENT TECHNIQUES
The Portfolio may also utilize the following investments and investment techniques and practices: American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts, when-issued and delayed delivery securities, Rule 144A securities, securities lending, repurchase agreements, foreign currency exchange transactions, options on foreign currencies, options on stocks, options on foreign stock indices, futures contracts on foreign stock indices and options on futures contracts. See "Additional Information" for further information.

ADDITIONAL INVESTMENT LIMITATIONS
As a diversified fund, no more than 5% of the assets of the Portfolio may be invested in the securities of one issuer (other than U.S. Government securities), except that up to 25% of the Portfolio's assets may be invested without regard to this limitation. The Portfolio will not invest more than 25% of its assets in the securities of issuers in any one industry. These are fundamental investment policies of the Portfolio which may not be changed without investor approval. No more than 15% of the Portfolio's net assets may be invested in illiquid or not readily marketable securities (including repurchase agreements and time deposits with remaining maturities of more than seven calendar days). Additional investment policies of the Portfolio are contained in the Statement of Additional Information.


RISK FACTORS; MATCHING THE FUND
TO YOUR INVESTMENT NEEDS
By itself, the Fund does not constitute a balanced investment plan; the Fund seeks long-term capital appreciation from investment primarily in the equity securities (or other securities with equity characteristics) of foreign issuers. Changes in domestic and foreign interest rates may affect the value of the Portfolio's investments, and rising interest rates can be expected to reduce the Fund's share value. A description of a number of investments and investment techniques available to the Portfolio, including foreign investments and the use of options and futures, and certain risks associated with these investments and techniques is included under "Additional Information." The Fund's share price and total return fluctuate and your investment may be worth more or less than your original cost when you redeem your shares.

RISK OF INVESTING IN FOREIGN SECURITIES
Investors should realize that investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Although the Portfolio intends to invest primarily in securities of established companies based in developed countries, investors should realize that the value of the Portfolio's investments may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Portfolio's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. Any foreign investments made by the Portfolio must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

The Portfolio may invest in the securities of issuers based in underdeveloped countries, including those in Eastern Europe. Investment in securities of issuers based in underdeveloped countries entails all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Portfolio's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) in the case of Eastern Europe, the absence of developed capital market and legal structures governing private or foreign investment and private property and the possibility that recent favorable economic and political developments could be slowed or reversed by unanticipated events. The Portfolio will not invest more than 5% of the value of its total assets in securities of issuers based in Eastern Europe.

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the Portfolio holds various foreign currencies from time to time, the value of the net assets of the Portfolio as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. Generally, the Portfolio's currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of the Portfolio's currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold. In order to protect against uncertainty in the level of future foreign currency exchange rates, the Portfolio is authorized to enter into certain foreign currency exchange transactions. See "Additional Information." In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of the New York Stock Exchange Inc. (the "NYSE"). Accordingly, the Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, the Portfolio normally pays fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.


PORTFOLIO TURNOVER
Bankers Trust intends to manage the Portfolio actively in pursuit of its investment objective. The Portfolio does not expect to trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time held. The Portfolio's portfolio turnover rate for the period January 1, 1995 to September 30, 1995, the years ended December 31, 1994 and 1993 and the period from August 4, 1992 (commencement of operations) to December 31, 1992 was 21%, 15%, 17% and 7%, respectively.

DERIVATIVES
The Portfolio may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets and can, in some circumstances, lead to significant losses. The Adviser will use derivatives only in circumstances where the Adviser believes they offer the most economic means of improving the risk/reward profile of the Portfolio. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indices that by themselves would not be purchased for the Portfolio. The use of derivatives for non-hedging purposes may be considered speculative. A description of the derivatives that the Portfolio may use and some of their associated risks is found under "Additional Information."

SPECIAL INFORMATION CONCERNING MASTER-FEEDER FUND STRUCTURE
Unlike other open-end management investment companies (mutual funds) which directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its Assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Bankers Trust at (800) 730- 1313.

The master-feeder structure has been developed relatively recently, so shareholders should carefully consider this investment approach.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing the Fund's shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.


Certain changes in the Portfolio's investment objectives, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing. The Fund may withdraw its investment from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the Assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio.

The Fund's investment objective is not a fundamental policy and may be changed upon notice to but without the approval of the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of the Portfolio is also not a fundamental policy. Shareholders of the Fund will receive 30 days prior written notice with respect to any change in the investment objective of the Fund or the Portfolio. See "Investment Objective and Policies" for a description of the fundamental policies of the Portfolio that cannot be changed without approval by the holders of "a majority of the outstanding voting securities" (as defined in the 1940 Act) of the Portfolio.

For descriptions of the investment objective, policies and restrictions of the Portfolio, see "Investment Objective and Policies." For descriptions of the management of the Portfolio, see "Management of the Trust and Portfolio" herein and in the Statement of Additional Information. For descriptions of the expenses of the Portfolio, see "Management of the Trust and Portfolio" herein.

NET ASSET VALUE
The net asset value per share of the Fund is calculated on each day on which the NYSE is open (each such day being a "Valuation Day"). The NYSE is currently open on each day, Monday through Friday, except (a) January 1st, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the last Thursday in November) and December 25th; and (b) the preceding Friday or the subsequent Monday when one of the calendar determined holidays falls on a Saturday or Sunday, respectively.


The net asset value per share of the Fund is calculated once on each Valuation Day as of the close of regular trading on the NYSE (the "Valuation Time"), which is currently 4:00 p.m., New York time or in the event that the NYSE closes early, at the time of such early closing. The net asset value per share of the Fund is computed by dividing the value of the Fund's Assets (i.e., the value of its investment in the Portfolio and other assets), less all liabilities, by the total number of its shares outstanding. The Portfolio's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method which the Portfolio's Board of Trustees believes accurately reflects fair value.

PURCHASE AND REDEMPTION OF SHARES
PURCHASE OF SHARES
The Trust accepts purchase orders for shares of the Fund at the net asset value per share of the Fund next determined on each Valuation Day. See "Net Asset Value" above. There is no sales charge on the purchase of shares, but costs of distributing shares of the Fund may be reimbursed from its assets, as described herein. Service Agents may impose initial and subsequent investment minimums that differ from the amounts presented in the "Minimum Investment" table below. Shares of the Fund may be purchased in only those states where they may be lawfully sold.

Purchase orders for shares of the Fund that are received by a Service Agent and transmitted to Bankers Trust, as the Trust's transfer agent (the "Transfer Agent"), prior to the Valuation Time (currently 4:00 p.m., New York time or earlier, should the NYSE close earlier) on any Valuation Day will be effective at that day's Valuation Time. The Trust and Signature reserve the right to reject any purchase order.


Shares must be purchased in accordance with procedures established by the Transfer Agent and Service Agents, including Bankers Trust, in connection with customers' accounts. It is the responsibility of each Service Agent to transmit to the Transfer Agent purchase and redemption orders and to transmit to Bankers Trust as the Trust's custodian (the "Custodian") purchase payments on behalf of its customers in a timely manner, and a shareholder must settle with the Service Agent his or her entitlement to an effective purchase or redemption order as of a particular time. Because Bankers Trust is the Custodian and Transfer Agent of the Trust, funds may be transferred directly from or to a customer's account with Bankers Trust to or from the Fund without incurring the additional costs or delays associated with the wiring of federal funds.

Certificates for shares will not be issued. Each shareholder's account will be maintained by a Service Agent or the Transfer Agent.


Automatic Investment Plan. The Fund may offer shareholders an automatic investment plan under which shareholders may authorize some Service Agents to place a purchase order each month or quarter for Fund shares. For further information regarding the automatic investment plan, shareholders should contact their Service Agent.
------------------------------------------------------------------------------
MINIMUM INVESTMENTS

TO OPEN AN ACCOUNT                                                      $2,500
For retirement accounts                                                 $  500
Through automatic investment plans                                      $1,000

TO ADD TO AN ACCOUNT                                                    $  250
For retirement accounts                                                 $  100
Through automatic investment plan                                       $  100

MINIMUM BALANCE                                                         $1,000
For retirement accounts                                                   None

REDEMPTION OF SHARES
Shareholders may redeem shares at the net asset value per share next determined on each Valuation Day. Redemption requests should be transmitted by customers in accordance with procedures established by the Transfer Agent and the shareholder's Service Agent. Redemption requests for shares of the Fund received by the Service Agent and transmitted to the Transfer Agent prior to the Valuation Time (currently 4:00 p.m., New York time or earlier, should the NYSE close earlier) on each Valuation Day will be effective at that day's Valuation Time and the redemption proceeds normally will be delivered to the shareholder's account with the Service Agent on the next day, but in any event within seven calendar days following receipt of the request.


Service Agents may allow redemptions or exchanges by telephone and may disclaim liability for following instructions communicated by telephone that the Service Agent reasonably believes to be genuine. The Service Agent must provide the investor with an opportunity to choose whether or not to utilize the telephone redemption or exchange privilege. The Service Agent must employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Service Agent does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.


Redemption orders are processed without charge by the Trust. A Service Agent may on at least 30 days' notice involuntarily redeem a shareholder's account with the Fund having a minimum market value, but not if an account is below the minimum due to a change in market value. See "Investment Minimums" above for minimum balance amounts.


Automatic Cash Withdrawal Plan. The Fund may offer shareholders an automatic cash withdrawal plan, under which shareholders who own shares of the Fund may elect to receive periodic cash payments. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions. For further information regarding the automatic cash withdrawal plan, shareholders should contact their Service Agent.


EXCHANGE PRIVILEGE
Shareholders may exchange their shares for shares of certain other funds in the BT Family of Funds registered in their state. The Fund reserves the right to terminate or modify the exchange privilege in the future. To make an exchange, follow the procedures indicated in "Purchase of Shares" and "Redemption of Shares" in that fund's prospectus. Before making an exchange, please note the following:


* Call your Service Agent for information and a prospectus. Read the prospectus for relevant information.

* Complete and sign an application, taking care to register your new account in the same name, address and taxpayer identification number as your existing account(s).

* Each exchange represents the sale of shares of one fund and the purchase of shares of another, which may produce a gain or loss for tax purposes. Your Service Agent will send a written confirmation of each exchange transaction.

TAX-SAVING RETIREMENT PLANS
Retirement plans offer significant tax savings and are available to individuals, partnerships, small businesses, corporations, nonprofit organizations and other institutions. Contact your Service Agent or Bankers Trust for further information. Bankers Trust can set up your new account in the Fund under a number of several tax-sheltered plans. These plans contain special tax advantages and let you invest for retirement while sheltering your investment income from current taxes. Minimums may differ from those listed elsewhere in the Prospectus.

* Individual Retirement Accounts (IRAs): personal savings plans that offer tax advantages for individuals to set aside money for retirement and allow new contributions of $2,000 per tax year.

* Rollover IRAs: tax-deferred retirement accounts that retain the special tax advantages of lump sum distributions from qualified retirement plans and transferred IRA accounts.

* Simplified Employee Pension Plans (SEP): a relatively easy and inexpensive alternative to retirement planning for sole proprietors, partnerships and corporations. Under a SEP, employers make tax-deductible contributions to their own and to eligible employees' IRA accounts. Employee contributions are available through a "Salary Deferral" SEP for businesses with fewer than 25 eligible employees.

* Keogh Plans: defined contribution plans available to individuals with self-employed income and nonincorporated businesses such as sole proprietors, professionals and partnerships. Contributions are tax-deductible to the employer and earnings are tax-sheltered until distribution.

* Corporate Profit-Sharing and Money-Purchase Plans: defined contribution plans available to corporations to benefit their employees by making contributions on their behalf and in some cases permitting their employees to make contributions.

* 401(k) Programs: defined contribution plans available to corporations allowing tax-deductible employer contributions and permitting employees to contribute a percentage of their wages on a tax-deferred basis.

* 403(b) Custodian Accounts: defined contribution plans open to employees of most nonprofit organizations and educational institutions.

* Deferred Benefit Plans: plan sponsors may invest all or part of their pension assets in the Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES
Distributions. The Fund distributes substantially all of its net investment income and capital gains to shareholders each year. Income dividends and any net capital gains are normally distributed in December. Unless a shareholder instructs the Trust to pay such dividends and distributions in cash, they will be automatically reinvested in additional shares of the Fund.

Federal Taxes. Distributions from the Fund's income and short-term capital gains are taxed as dividends, and long-term capital gain distributions are taxed as long-term capital gains. The Fund's distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional shares. Distributions declared to shareholders of record in November and December and paid in January are taxable as if paid on December 31. The Fund will send each shareholder a tax statement by January 31 showing the tax status of the distributions received in the past year.

Capital Gains. You may realize a capital gain or loss when you redeem (sell) or exchange shares. Because the tax treatment also depends on your purchase price and your personal tax position, you should keep your regular account statements to use in determining your tax.

"Buying a Dividend." On the ex-date for a distribution from income and/or capital gains, the Fund's share value is reduced by the amount of the distribution. If you buy shares just before the ex-date ("buying a dividend"), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Other Tax Information. In addition to Federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. Income received by the Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolio's assets to be invested in various countries will vary.

If the Portfolio is liable for foreign taxes, and if more than 50% of the value of the Portfolio's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, it may make an election pursuant to which certain foreign taxes paid by it would be treated as having been paid directly by shareholders of the entities, such as the Fund, which have invested in the Portfolio. Pursuant to such election, the amount of foreign taxes paid will be included in the income of Fund shareholders, and Fund shareholders (except tax-exempt shareholders) may, subject to certain limitations, claim either a credit or deduction for the taxes. Each Fund shareholder will be notified after the close of the Portfolio's taxable year whether the foreign taxes paid will "pass through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country and (b) the portion which represents income derived from sources within each such country. The amount of foreign taxes for which a shareholder may claim a credit in any year will generally be subject to a separate limitation for "passive income," which includes, among other items of income, dividends, interest and certain foreign currency gains. Because capital gains realized by the Portfolio on the sale of foreign securities will be treated as U.S.-source income, the available credit of foreign taxes paid with respect to such gains may be restricted by this limitation.

PERFORMANCE INFORMATION AND REPORTS
The Fund's performance may be used from time to time in advertisements, shareholder reports or other communications to shareholders or prospective shareholders. Performance information may include the Fund's investment results and/or comparisons of its investment results to the MSCI GDP weighted EAFE Index, MSCI EAFE Index, and the Lipper International Average or other various unmanaged indices or results of other mutual funds or investment or savings vehicles. The Fund's investment results as used in such communications will be calculated on a total rate of return basis in the manner set forth below. From time to time, fund rankings may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line and Morningstar, Inc.

The Trust may provide period and average annualized "total return" quotations for the Fund. The Fund's "total return" refers to the change in the value of an investment in the Fund over a stated period based on any change in net asset value per share and including the value of any shares purchasable with any dividends or capital gains distributed during such period. Period total return may be annualized. An annualized total return is a compounded total return which assumes that the period total return is generated over a one-year period, and that all dividends and capital gain distributions are reinvested. An annualized total return will be higher than a period total return if the period is shorter than one year, because of the compounding effect.

Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of the Fund will vary depending upon interest rates, the current market value of the securities held by the Portfolio and changes in the Fund's expenses. In addition, during certain periods for which total return may be provided, Bankers Trust, as Adviser, Service Agent or Administrator, or Signature, as Distributor, may have voluntarily agreed to waive portions of their fees on a month-to-month basis. Such waivers will have the effect of increasing the Fund's net income (and therefore its total return) during the period such waivers are in effect.

Shareholders will receive financial reports semi-annually that include the Portfolio's financial statements, including a listing of investment securities held by the Portfolio at those dates. Annual reports are audited by independent accountants.

MANAGEMENT OF THE TRUST AND PORTFOLIO
BOARD OF TRUSTEES
The affairs of the Trust and the Portfolio are managed under the supervision of their respective Boards of Trustees. By virtue of the responsibilities assumed by Bankers Trust, the administrator of the Trust and Portfolio, neither the Trust nor the Portfolio requires employees other than its executive officers. None of the executive officers of the Trust or the Portfolio devotes full time to the affairs of the Trust or the Portfolio.


The Trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) (the "Independent Trustees") or of the Portfolio, as the case may be, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest, up to and including creating separate boards of trustees, arising from the fact that several of the same individuals are trustees of the Trust and of the Portfolio. For more information with respect to the Trustees of both the Trust and the Portfolio, see "Management of the Trust and Portfolios" in the Statement of Additional Information.

INVESTMENT ADVISER
The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of the Fund by investing all the Assets of the Fund in the Portfolio. The Portfolio has retained the services of Bankers Trust, as investment adviser. Mr. Michael Levy has been the primary portfolio manager for the International Equity Fund since August 1995. He also heads the international active equity team, which is responsible for the day to day management of the Portfolio. Mr. Levy has been the head of this team since joining Bankers Trust in March, 1993, and is a Managing Director and International Equity Strategist of Bankers Trust. The international active equity team has provided input into the management of the Portfolio since the Portfolio's commencement of operations. Prior to joining Bankers Trust, Mr. Levy was an investment banker and an equity analyst with Oppenheimer & Company. He has twenty-four years of business experience, of which fourteen years have been in the investment industry.

Bankers Trust, a New York banking corporation with principal offices at 280 Park Avenue, New York, New York 10017, is a wholly owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional markets. As of September 30, 1995, Bankers Trust New York Corporation was the ninth largest bank holding company in the United States with total assets of approximately $104 billion. Bankers Trust is a worldwide merchant bank dedicated to servicing the needs of corporations, governments, financial institutions and private clients through a global network of over 120 offices in more than 40 countries. Investment management is a core business of Bankers Trust, built on a tradition of excellence from its roots as a trust bank founded in 1903. The scope of Bankers Trust's investment management capability is unique due to its leadership positions in both active and passive quantitative management and its presence in major equity and fixed income markets around the world. Bankers Trust is one of the nation's largest and most experienced investment managers with approximately $200 billion in assets under management globally.

Bankers Trust has more than 50 years of experience managing retirement assets for the nation's largest corporations and institutions. In the past, these clients have been serviced through separate account and commingled fund structures. Now, the BT Family of Funds brings Bankers Trust's extensive investment management expertise -- once available to only the largest institutions in the U.S. -- to individual investors. Bankers Trust's officers have had extensive experience in managing investment portfolios having objectives similar to those of the Portfolio.

Bankers Trust, subject to the supervision and direction of the Board of Trustees of the Portfolio, manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. Bankers Trust may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as investment adviser. All orders for investment transactions on behalf of the Portfolio are placed by Bankers Trust with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents and customers of Bankers Trust.


Under its Investment Advisory Agreement, Bankers Trust receives a fee from the Portfolio, computed daily and paid monthly, at the annual rate of 0.65% (before waiver) of the average daily net assets of the Portfolio.


Bankers Trust has been advised by its counsel that, in counsel's opinion, Bankers Trust currently may perform the services for the Trust and the Portfolio described in this Prospectus and the Statement of Additional Information without violation of the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretations of relevant Federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law.


ADMINISTRATOR
Under its Administration and Services Agreement with the Trust, Bankers Trust calculates the net asset value of the Fund and generally assists the Board of Trustees of the Trust in all aspects of the administration and operation of the Trust. The Administration and Services Agreement provides for the Trust to pay Bankers Trust a fee, computed daily and paid monthly, at the annual rate of 0.85% of the average daily net assets of the Fund.

Under an Administration and Services Agreement with the Portfolio, Bankers Trust calculates the value of the assets of the Portfolio and generally assists the Board of Trustees of the Portfolio in all aspects of the administration and operation of the Portfolio. The Administration and Services Agreement provides for the Portfolio to pay Bankers Trust a fee, computed daily and paid monthly, at the annual rate of 0.15% of the average daily net assets of the Portfolio. Under each Administration and Services Agreement, Bankers Trust may delegate one or more of its responsibilities to others, including Signature, at Bankers Trust's expense. For more information, see the Statement of Additional Information.


DISTRIBUTOR
Under its Distribution Agreement with the Trust, Signature, as Distributor, serves as the Trust's principal underwriter on a best efforts basis. In addition, Signature provides the Trust with office facilities. Signature is a wholly owned subsidiary of Signature Financial Group, Inc. ("SFG"). SFG and its affiliates currently provide administration and distribution services for other registered investment companies. The principal business address of SFG and Signature is 6 St. James Avenue, Boston, Massachusetts 02116.

Pursuant to the terms of the Trust's Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), Signature may seek reimbursement in an amount not exceeding 0.20% of the Fund's average daily net assets annually for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares, including, but not limited to: compensation to and expenses (including overhead and telephone expenses) of account executives or other employees of Signature who, as their primary activity, engage in or support the distribution of shares; printing of prospectuses, statements of additional information and reports for other than existing Fund shareholders in amounts in excess of that typically used in connection with the distribution of shares of the Fund; costs of placing advertising in various media; services of parties other than Signature or its affiliates in formulating sales literature; and typesetting, printing and distribution of sales literature. All costs and expenses in connection with implementing and operating the Plan will be paid by the Fund, subject to the 0.20% of net assets limitation. All costs and expenses associated with preparing the Fund's prospectuses and statements of additional information and in connection with printing them for and distributing them to existing shareholders and regulatory authorities, which costs and expenses would not be considered distribution expenses for purposes of the Plan, will also be paid by the Fund. To the extent expenses of Signature under the Plan in any fiscal year of the Trust exceed amounts payable under the Plan during that year, those expenses will not be reimbursed in any succeeding fiscal year. Expenses incurred in connection with distribution activities will be identified to the Fund or the other series of the Trust involved, although it is anticipated that some activities may be conducted on a Trust-wide basis, with the result that those activities will not be identifiable to any particular series. In the latter case, expenses will be allocated among the series of the Trust on the basis of their relative net assets. It is not expected that any payments will be made under the Plan in the foreseeable future.


SERVICE AGENT
All shareholders must be represented by a Service Agent. Bankers Trust acts as a Service Agent pursuant to its Administration and Services Agreement with the Trust and receives no additional compensation from the Fund for such shareholder services. The service fees of any other Service Agents, including broker-dealers, will be paid by Bankers Trust from its fees. The services provided by a Service Agent may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as the Administrator or the Service Agent's clients may reasonably request and agree upon with the Service Agent. Service Agents may separately charge their clients additional fees only to cover provision of additional or more comprehensive services not already provided under the Administration and Services Agreement with Bankers Trust, or of the type or scope not generally offered by a mutual fund, such as cash management services or enhanced retirement or trust reporting. In addition, investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent. Each Service Agent has agreed to transmit to shareholders, who are its customers, appropriate disclosures of any fees that it may charge them directly.

CUSTODIAN AND TRANSFER AGENT
Bankers Trust acts as Custodian of the assets of the Trust and the Portfolio and serves as the Transfer Agent for the Trust and the Portfolio under the Administration and Services Agreement with the Trust and the Portfolio.

ORGANIZATION OF THE TRUST
The Trust was organized on July 21, 1986 under the laws of the Commonwealth of Massachusetts. The Fund is a separate series of the Trust. The Trust offers shares of beneficial interest of separate series, par value $0.001 per share. The shares of the other series of the Trust are offered through separate prospectuses. No series of shares has any preference over any other series.

The Trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

When matters are submitted for shareholder vote, shareholders of the Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of the Fund is required on any matter affecting the Fund on which shareholders are entitled to vote. Shareholders of the Fund are not entitled to vote on Trust matters that do not affect the Fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares.

The Portfolio, in which all the Assets of the Fund will be invested, is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio.

Each series in the Trust will not be involved in any vote involving a Portfolio in which it does not invest its Assets. Shareholders of all of the series of the Trust will, however, vote together to elect Trustees of the Trust and for certain other matters. Under certain circumstances, the shareholders of one or more series could control the outcome of these votes.

EXPENSES OF THE TRUST
The Fund bears its own expenses. Operating expenses for the Fund generally consist of all costs not specifically borne by Bankers Trust or Signature, including administration and services fees, fees for necessary professional services, amortization of organizational expenses and costs associated with regulatory compliance and maintaining legal existence and shareholder relations. Bankers Trust and Signature have agreed to reimburse the Fund to the extent required by applicable state law for certain expenses that are described in the Statement of Additional Information. The Portfolio bears its own expenses. Operating expenses for the Portfolio generally consist of all costs not specifically borne by Bankers Trust or Signature, including investment advisory and administration and services fees, fees for necessary professional services, amortization of organizational expenses, the costs associated with regulatory compliance and maintaining legal existence and investor relations.


ADDITIONAL INFORMATION
American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs"). ADRs, GDRs and EDRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs, GDRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies. ADRs, GDRs and EDRs are subject to the same risks as the foreign securities to which they relate.

When-Issued and Delayed Delivery Securities. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to the Portfolio until settlement takes place. The Portfolio maintains with the Custodian a segregated account containing high grade liquid securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged.


Rule 144A Securities. The Portfolio may purchase securities in the United States that are not registered for sale under Federal securities laws but which can be resold to institutions under the Securities and Exchange Commission's ("SEC") Rule 144A. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the Portfolio's 15% limit on illiquid securities. Under the supervision of the Board of Trustees of the Portfolio, Bankers Trust determines the liquidity of restricted securities and, through reports from Bankers Trust, the Board will monitor trading activity in restricted securities. Because Rule 144A is relatively new, it is not possible to predict how these markets will develop. If institutional trading in restricted securities were to decline, the liquidity of the Portfolio could be adversely affected.


Securities Lending. The Portfolio is permitted to lend up to 30% of the total value of its securities. These loans must be secured continuously by cash or equivalent collateral or by a letter of credit at least equal to the market value of the securities loaned plus accrued income. By lending its securities, the Portfolio can increase its income by continuing to receive income on the loaned securities as well as by the opportunity to receive interest on the collateral. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its investors. In lending securities to brokers, dealers and other organizations, the Portfolio is subject to risk which, like those associated with other extensions of credit, include delays in recovery and possible loss of rights in the collateral should the borrower fail financially.


Repurchase Agreements. In a repurchase agreement the Portfolio buys a security and simultaneously agrees to sell it back at a higher price. In the event of the bankruptcy of the other party to either a repurchase agreement or a securities loan, the Portfolio could experience delays in recovering either its cash or the securities it lent. To the extent that, in the meantime, the value of the securities repurchased had decreased or the value of the securities lent had increased, the Portfolio could experience a loss. In all cases, Bankers Trust must find the creditworthiness of the other party to the transaction satisfactory. A repurchase agreement is considered a collateralized loan under the 1940 Act.

Foreign Currency Exchange Transactions. Because the Portfolio buys and sells securities denominated in currencies other than the U.S. dollar and receives interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Portfolio from time to time may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Portfolio either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies.

A forward foreign currency exchange contract is an obligation by the Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. The Portfolio maintains with its custodian a segregated account of high grade liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Portfolio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

The Portfolio may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into Bankers Trust's long-term investment decisions, the Portfolio will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, Bankers Trust believes that it is important to have the flexibility to enter into foreign currency hedging transactions when it determines that the transactions would be in the Portfolio's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.


Options on Foreign Currencies. The Portfolio may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. The Portfolio may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different, but related currency. As with other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be used to hedge against fluctuations in exchange rates although, in the event of exchange rate movements adverse to the Portfolio's position, it may forfeit the entire amount of the premium plus related transaction costs. In addition, the Portfolio may purchase call options on currency when the Adviser anticipates that the currency will appreciate in value.


There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time. If the Portfolio is unable to effect a closing purchase transaction with respect to covered options it has written, the Portfolio will not be able to sell the underlying currency or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Portfolio is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying currency. The Portfolio pays brokerage commissions or spreads in connection with its options transactions.

As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. The Portfolio's ability to terminate over-the-counter options ("OTC Options") will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in OTC Options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Portfolio will treat purchased OTC Options and assets used to cover written OTC Options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

Options on Stocks. The Portfolio may write and purchase put and call options on stocks. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying stock at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying stock at the exercise price at any time during the option period. A covered call option, which is a call option with respect to which the Portfolio owns the underlying stock, sold by the Portfolio exposes the Portfolio during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying stock or to possible continued holding of a stock which might otherwise have been sold to protect against depreciation in the market price of the stock. A covered put option sold by the Portfolio exposes the Portfolio during the term of the option to a decline in price of the underlying stock. A put option sold by the Portfolio is covered when, among other things, cash or liquid securities are placed in a segregated account to fulfill the obligations undertaken.

To close out a position when writing covered options, the Portfolio may make a "closing purchase transaction," which involves purchasing an option on the same stock with the same exercise price and expiration date as the option which it has previously written on the stock. The Portfolio will realize a profit or loss for a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Portfolio may make a "closing sale transaction," which involves liquidating the Portfolio's position by selling the option previously purchased.

The Portfolio intends to treat OTC Options purchased and the assets used to "cover" OTC Options written as not readily marketable and therefore subject to the limitations described in "Investment Restrictions" in the Statement of Additional Information.


Options on Foreign Stock Indices. The Portfolio may purchase and write put and call options on foreign stock indices listed on domestic and foreign stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

Options on stock indices are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

To the extent permitted by U.S. federal or state securities laws, the Portfolio may invest in options on foreign stock indices in lieu of direct investment in foreign securities. The Portfolio may also use foreign stock index options for hedging purposes.

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Portfolio will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Portfolio of options on stock indices will be subject to Bankers Trust's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Futures Contracts on Foreign Stock Indices. The Portfolio may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of foreign securities ("Futures Contracts"). This investment technique is designed only to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by the Portfolio or adversely affect the prices of securities which are intended to be purchased at a later date for the Portfolio. A Futures Contract may also be entered into to close out or offset an existing futures position.


In general, each transaction in Futures Contracts involves the establishment of a position which will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Portfolio will rise in value by an amount which approximately offsets the decline in value of the portion of the Portfolio's investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized.

Although Futures Contracts would be entered into for hedging purposes only, such transactions do involve certain risks. These risks could include a lack of correlation between the Futures Contract and the foreign equity market being hedged, a potential lack of liquidity in the secondary market and incorrect assessments of market trends which may result in poorer overall performance than if a Futures Contract had not been entered into.

Brokerage costs will be incurred and "margin" will be required to be posted and maintained as a good-faith deposit against performance of obligations under Futures Contracts written for the Portfolio. The Portfolio may not purchase or sell a Futures Contract if immediately thereafter its margin deposits on its outstanding Futures Contracts would exceed 5% of the market value of the Portfolio's total assets.

Options on Futures Contracts. The Portfolio may invest in options on such futures contracts for similar purposes.

All options that the Portfolio writes will be covered under applicable requirements of the SEC. The Portfolio will write and purchase options only to the extent permitted by the policies of state securities authorities in states where shares of the Fund are qualified for offer and sale.

There can be no assurance that the use of these portfolio strategies will be successful.

Asset Coverage. To assure that the Portfolio's use of futures and related options, as well as when-issued and delayed-delivery securities and foreign currency exchange transactions, are not used to achieve investment leverage, the Portfolio will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities or by establishing a segregated account with the Portfolio's Custodian containing high grade liquid debt securities in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these instruments or contracts.

            INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR
                            BANKERS TRUST COMPANY

                                 DISTRIBUTOR
                    SIGNATURE BROKER-DEALER SERVICES, INC.

                         CUSTODIAN AND TRANSFER AGENT
                            BANKERS TRUST COMPANY

                           INDEPENDENT ACCOUNTANTS
                           COOPERS & LYBRAND L.L.P.

                                   COUNSEL
                           WILLKIE FARR & GALLAGHER
 ..............................................................................
No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectuses, its Statements of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.
 ..............................................................................

BT INVESTMENT FUNDS



PROSPECTUS: January 29, 1996


Please read this Prospectus carefully before investing and retain it for future reference. It contains important information about the Fund that you should know and can refer to in deciding whether the Fund's goals match your own.


A Statement of Additional Information (SAI) with the same date has been filed Rwith the Securities and Exchange Commission, and is incorporated herein by reference. You may request a free copy of the Statement by calling the Fund's Service Agent at 1-800-730-1313.


UNLIKE OTHER MUTUAL FUNDS, THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE PORTFOLIO WHICH IS A SEPARATE FUND WITH AN IDENTICAL INVESTMENT OBJECTIVE. SEE "SPECIAL INFORMATION CONCERNING MASTER-FEEDER FUND STRUCTURE" ON PAGE 9.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, BANKERS TRUST COMPANY AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE INVESTMENT TO FLUCTUATE, AND WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR.


Capital Appreciation
Fund


Seeks capital growth over the long-term through investment in medium-sized companies that show growth potential. Current income is a secondary goal.



LIKE SHARES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



BANKERS TRUST COMPANY
Investment Adviser of the
Portfolio and Administrator

SIGNATURE BROKER-
DEALER SERVICES, INC.
Distributor
6 St. James Avenue
Boston, Massachusetts 02116

TABLE OF CONTENTS
------------------------------------------------------------------------------
                                                                          PAGE
 ..............................................................................
Summary of Fund Expenses                                                     3
Fund Financial Highlights                                                    4
Investment Objective Policies and Risks                                      5
Risk Factors; Matching the Fund to your Investment Needs                     7
Net Asset Value                                                             10
Purchase and Redemption of Shares                                           11
Dividends, Distributions and Taxes                                          14
Performance Information and Reports                                         14
Management of the Trust and Portfolio                                       15
Additional Information                                                      20
------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES
The following table provides: (i) a summary of expenses relating to purchases and sales of the shares of the Capital Appreciation Fund (the "Fund") and the annual operating expenses of the Fund and the expenses of the Capital Appreciation Portfolio (the "Portfolio"), as a percentage of average net assets of the Fund; and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment in the Fund. THE TRUSTEES OF THE BT INVESTMENT FUNDS (THE "TRUST") BELIEVE THAT THE AGGREGATE PER SHARE EXPENSES OF THE FUND AND THE PORTFOLIO WILL BE LESS THAN OR APPROXIMATELY EQUAL TO THE EXPENSES WHICH THE FUND WOULD INCUR IF THE TRUST RETAINED THE SERVICES OF AN INVESTMENT ADVISER AND THE INVESTABLE ASSETS ("ASSETS") OF THE FUND WERE INVESTED DIRECTLY IN THE TYPE OF SECURITIES BEING HELD BY THE PORTFOLIO.
------------------------------------------------------------------------------

ANNUAL OPERATING EXPENSES
(as a percentage of the average daily net assets of the Fund)
 ..............................................................................
Investment advisory fee (after waiver)                                   0.52%
12b-1 fees                                                               0.00
Other expenses (after reimbursements or waivers)                         0.73
 ..............................................................................
Total operating expenses (after reimbursements or waivers)               1.25%
 ..............................................................................
EXAMPLE                                   1 year    3 years   5 years  10 years
 ..............................................................................
You would pay the following expenses
  on a $1,000 investment, assuming:
  (1) 5% annual return; and (2)
  redemption at the end of each
  time period                               $13       $40       $69      $151
------------------------------------------------------------------------------

The expense table and the example above show the costs and expenses that an investor will bear directly or indirectly as a shareholder of the Fund. While reimbursement of distribution expenses in amounts up to 0.20% of average net assets are authorized to be made pursuant to the Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act"), it is not expected that any payments will actually be made under that plan in the foreseeable future. Bankers Trust Company ("Bankers Trust") has voluntarily agreed to waive a portion of its investment advisory fee. Without such waiver, the Portfolio's investment advisory fee would be equal to 0.65%. The expense table and the example reflect a voluntary undertaking by Bankers Trust or Signature Broker-Dealer Services, Inc. ("Signature") to waive or reimburse expenses such that the total operating expenses will not exceed 1.25% of the Fund's average net assets annually. In the absence of this undertaking, for the period from January 1, 1995 to September 30, 1995, the total operating expenses would have been equal to approximately 1.57% of the Fund's average net assets annually. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Moreover, while each example assumes a 5% annual return, actual performance will vary and may result in a return greater or less than 5%.

The Fund is sold by Signature as the Trust's distributor (the "Distributor") to customers of Bankers Trust or to customers of another bank or a dealer or other institution that has a sub-shareholder servicing agreement with Bankers Trust (along with Bankers Trust, a "Servicing Agent"). Some Service Agents may impose certain conditions on their customers in addition to or different from those imposed by the Fund and may charge their customers a direct fee for their services. Each Service Agent has agreed to transmit to shareholders who are its customers appropriate disclosures of any fees that it may charge them directly.


For more information with respect to the expenses of the Fund and the Portfolio see "Management of the Trust and Portfolio" herein.

FUND FINANCIAL HIGHLIGHTS
The following table shows the selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data of the Fund for the periods indicated and has been audited by Coopers & Lybrand L.L.P., the Fund's independent accountants, whose report thereon appears in the Fund's Annual Report which is incorporated by reference in the Fund's Statement of Additional Information.

-----------------------------------------------------------------------------

                                                                                                                  FOR THE PERIOD
                                                                                                                  MARCH 9, 1993
                                                        FOR THE PERIOD                                            (COMMENCEMENT
                                                       JANUARY 1, 1995 TO            FOR THE YEAR ENDED         OF OPERATIONS) TO
                                                       SEPTEMBER 30, 1995             DECEMBER 31, 1994          DECEMBER 31,1993
 .................................................................................................................................
SELECTED PER SHARE DATA
Net Asset Value, Beginning of Period                           $12.10                      $11.72                      $10.00
 .................................................................................................................................
Income from Investment Operations
  Net Investment (Loss)                                         (0.07)                      (0.04)                      (0.01)
  Net Realized and Unrealized Gain on Securities                 4.80                        0.42                        1.73
 .................................................................................................................................
  Total from Investment Operations                               4.73                        0.38                        1.72
 .................................................................................................................................
Net Asset Value, End of Period                                 $16.83                      $12.10                      $11.72
 .................................................................................................................................
TOTAL INVESTMENT RETURN                                         39.09%                       3.24%                      21.54%<F1>
RATIOS AND SUPPLEMENTAL DATA
Ratio of Net Investment (Loss) to Average Net
  Assets                                                        (0.65)%<F1>                 (0.57)%                     (0.23)%<F1>
Ratio of Expenses to Average Net Assets,
  Including Expenses of the Capital Appreciation
  Portfolio                                                      1.25%<F1>                   1.25%                       1.25%<F1>
Decrease Reflected in Above Expense Ratio Due to
  Absorption of Expenses by Bankers Trust                        0.32%<F1>                   0.54%                       0.74%<F1>
Net Assets, End of Period
  (000's omitted)                                             $57,380                     $42,737                     $17,573
-----------------------------------------------------------------------------------------------------------------------------------

<F1> Annualized


INVESTMENT OBJECTIVE, POLICIES AND RISKS
The Fund's investment objective is long-term capital growth; the production of any current income is secondary to this objective.

The Trust seeks to achieve the investment objective of the Fund by investing all the Assets of the Fund in the Capital Appreciation Portfolio, which has the same investment objective as the Fund. There can be no assurances that the investment objective of either the Fund or the Portfolio will be achieved. The investment objective of each of the Fund and the Portfolio is not a fundamental policy and may be changed upon notice to but without the approval of the Fund's shareholders or the Portfolio's investors, respectively. See "Special Information Concerning Master-Feeder Fund Structure" on page 9 herein.

CAPITAL APPRECIATION PORTFOLIO
The Portfolio invests primarily in growth-oriented common stocks of domestic corporations and, to a lesser extent, foreign corporations. Bankers Trust, as the Portfolio's investment adviser (the "Adviser"), employs a flexible investment program in pursuit of the Portfolio's investment objective. The Portfolio is not restricted to investments in specific market sectors. The Portfolio may invest in any market sectors and in companies of any size and may take advantage of any investment opportunity with attractive long-term prospects. The Adviser takes advantage of its market access and the research available to it to select investments in promising growth companies that are involved in new technologies, new products, foreign markets and special developments, such as research discoveries, acquisitions, recapitalizations, liquidations or management changes, and companies whose stock may be undervalued by the market. These situations are only illustrative of the types of investment the Portfolio may make. The Portfolio is free to invest in any common stock which in the Adviser's judgment provides above average potential for long-term growth of capital and income.

The Portfolio will generally invest a majority of its assets in securities of medium-sized companies (companies with a market capitalization of between $500 million and $2 billion), but may invest in securities of companies having various levels of market capitalization, including smaller companies whose securities may be more volatile and less liquid than securities issued by larger companies with higher levels of net worth. Investments will be in companies in various industries. Industry and company fundamentals along with key investment themes and various quantitative screens will be used in the investment process. Criteria for selection of individual securities include the issuer's competitive environment and position, prospects for growth, managerial strength, earnings momentum and quality, underlying asset value, relative market value and overall marketability. The Portfolio will follow a disciplined selling process to lessen market risks.

The Portfolio may also invest up to 25% of its assets in similar securities of foreign issuers. For further information on foreign investments and related hedging techniques, see "Risk Factors; Matching the Fund to Your Investment Needs," "Additional Information" and the Statement of Additional Information.

Equity Investments. The Portfolio invests primarily in common stock and other securities with equity characteristics, such as trust or limited partnership interests, rights and warrants. These investments may or may not pay dividends and may or may not carry voting rights. The Portfolio may also invest in convertible securities when, due to market conditions, it is more advantageous to obtain a position in an attractive company by purchase of its convertible securities than by purchase of its common stock. The convertible securities in which the Portfolio invests may include any debt securities or preferred stock which may be converted into common stock or which carries the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to exercise the conversion privilege. Since the Portfolio invests in both common stock and convertible securities, the risks of the general equity markets may be tempered to a degree by the Portfolio's investments in convertible securities which are often not as volatile as equity securities.

Short-Term Instruments. The Portfolio intends to stay invested in the securities described above to the extent practical in light of its objective and long-term investment perspective. However, the Portfolio's assets may be invested in short-term instruments with remaining maturities of 397 days or less to meet anticipated redemptions and expenses or for day-to-day operating purposes and when, in Bankers Trust's opinion, it is advisable to adopt a temporary defensive position because of unusual and adverse conditions affecting the equity markets. In addition, when the Portfolio experiences large cash inflows through the sale of securities and desirable equity securities that are consistent with the Portfolio's investment objective are unavailable in sufficient quantities or at attractive prices, the Portfolio may hold short-term investments for a limited time pending availability of such equity securities. Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated Aa or higher by Moody's Investors Service, Inc. ("Moody's") or AA or higher by Standard & Poor's Corporation ("S&P") or, if unrated, of comparable quality in the opinion of Bankers Trust; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. At the time the Portfolio invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated Aa or higher by Moody's or AA or higher by S&P or outstanding commercial paper or bank obligations rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of Bankers Trust. These instruments may be denominated in U.S. dollars or in foreign currencies.


OTHER INVESTMENTS AND INVESTMENT TECHNIQUES
The Portfolio may also utilize the following investments and investment techniques and practices: Rule 144A securities, when-issued and delayed delivery, securities lending, repurchase agreements, foreign investments, options on stocks, options on stock indices, futures contracts on stock indices, options on futures contracts, foreign currency exchange transactions and options on foreign currencies. See "Additional Information" for further information.

ADDITIONAL INVESTMENT LIMITATIONS
As a diversified fund, no more than 5% of the assets of the Portfolio may be invested in the securities of one issuer (other than U.S. Government securities), except that up to 25% of the Portfolio's assets may be invested without regard to this limitation. The Portfolio will not invest more than 25% of its assets in the securities of issuers in any one industry. These are fundamental investment policies of the Portfolio which may not be changed without investor approval. No more than 15% of the Portfolio's net assets may be invested in illiquid or not readily marketable securities (including repurchase agreements and time deposits with remaining maturities of more than seven calendar days). Additional investment policies of the Portfolio are contained in the Statement of Additional Information.


RISK FACTORS; MATCHING THE FUND TO YOUR INVESTMENT NEEDS
By itself, the Fund does not constitute a balanced investment plan; the Fund and the Portfolio seek to provide long-term capital growth, with the production of any current income being incidental to this objective, by investments primarily in growth-oriented common stocks of domestic corporations and, to a limited extent, foreign corporations. The Fund is designed for those investors primarily interested in capital growth from investments in medium-sized growth companies. In view of the long-term capital growth objective of the Fund and the smaller size of the companies, the risks of investment in the Fund may be greater than the general equity markets, and changes in domestic and foreign interest rates may also affect the value of the Portfolio's investments, and rising interest rates can be expected to reduce the Fund's share value. A description of a number of investments and investment techniques available to the Portfolio, including foreign investments and the use of options and futures, and certain risks associated with these investments and techniques is included under "Additional Information." The Fund's share price, yield and total return fluctuate and your investment may be worth more or less than your original cost when you redeem your shares.

RISKS OF INVESTING IN FOREIGN SECURITIES
In seeking its investment objectives, the Portfolio may invest in securities of foreign issuers. Foreign securities may involve a higher degree of risk and may be less liquid or more volatile than domestic investments. Foreign securities usually are denominated in foreign currencies, which means their value will be affected by changes in the strength of foreign currencies relative to the U.S. dollar as well as the other factors that affect security prices. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there often is less publicly available information about their operations. Generally, there is less governmental regulation of foreign securities markets, and security trading practices abroad may offer less protection to investors such as the Portfolio. The value of such investments may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. Additional risks of foreign securities include settlement delays and costs, difficulties in obtaining and enforcing judgments, and taxation of dividends at the source of payment. The Portfolio will not invest more than 5% of the value of its total assets in the securities of issuers based in developing countries, including Eastern Europe.


PORTFOLIO TURNOVER
The Portfolio intends to manage its holdings actively to pursue its investment objective. Since the Portfolio has a long-term investment perspective, it does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, it may take advantage of short-term trading opportunities that are consistent with its objective. The annual portfolio turnover rate of the Portfolio may exceed 100%. Higher portfolio turnover rates result in higher brokerage costs and possible adverse tax consequences. For the period January 1, 1995 to September 30, 1995, the year ended December 31, 1994 and the period from March 9, 1993 (commencement of operations) to December 31, 1993, the Portfolio's portfolio turnover rate was 125%, 157% and 137%, respectively.

DERIVATIVES
The Portfolio may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset or market index. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets and can, in some circumstances, lead to significant losses. The Adviser will use derivatives only in circumstances where the Adviser believes they offer the most economic means of improving the risk/reward profile of the Portfolio. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indices that by themselves would not be purchased for the Portfolio. The use of derivatives for non-hedging purposes may be considered speculative. A description of the derivatives that the Portfolio may use and some of their associated risks is found under "Additional Information."

SPECIAL INFORMATION CONCERNING MASTER-FEEDER FUND STRUCTURE
Unlike other open-end management investment companies (mutual funds) which directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its Assets in the Portfolio, a separate registered investment company with the same investment objectives as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Bankers Trust at (800) 730-1313.

The master-feeder structure has been developed relatively recently, so shareholders should carefully consider this investment approach.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

Certain changes in the Portfolio's investment objectives, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.


The Fund may withdraw its investment from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the Assets of the Fund in another pooled investment entity having the same investment objectives as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio.

The Fund's investment objective is not a fundamental policy and may be changed upon notice to but without the approval of the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of the Portfolio is also not a fundamental policy. Shareholders of the Fund will receive 30 days prior written notice with respect to any change in the investment objective of the Fund or the Portfolio. See "Investment Objective, Policies and Risks" for a description of the fundamental policies of the Portfolio that cannot be changed without approval by the holders of "a majority of the outstanding voting securities" (as defined in the 1940 Act) of the Portfolio.

For descriptions of the investment objective, policies and restrictions of the Portfolio, see "Investment Objective, Policies and Risks." For descriptions of the management of the Portfolio, see "Management of the Trust and Portfolio" herein and in the Statement of Additional Information. For descriptions of the expenses of the Portfolio, see "Management of the Trust and Portfolio" herein.

NET ASSET VALUE
The net asset value per share of the Fund is calculated on each day on which the New York Stock Exchange Inc. (the "NYSE") is open (each such day being a "Valuation Day"). The NYSE is currently open on each day, Monday through Friday, except: (a) January 1st, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the last Thursday in November) and December 25th; and (b) the preceding Friday or the subsequent Monday when one of the calendar-determined holidays falls on a Saturday or Sunday, respectively.


The net asset value per share of the Fund is calculated once on each Valuation Day as of the close of regular trading on the NYSE (the "Valuation Time"), which is currently 4:00 p.m., New York time or in the event that the NYSE closes early, at the time of such early closing. The net asset value per share of the Fund is computed by dividing the value of the Fund's Assets (i.e., the value of its investment in the Portfolio and other assets), less all liabilities, by the total number of its shares outstanding. The Portfolio's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method which the Portfolio's Board of Trustees believes accurately reflects fair value.

PURCHASE AND REDEMPTION OF SHARES
PURCHASE OF SHARES
The Trust accepts purchase orders for shares of the Fund at the net asset value per share of the Fund next determined on each Valuation Day. See "Net Asset Value" above. There is no sales charge on the purchase of shares, but costs of distributing shares of the Fund may be reimbursed from its assets, as described herein. Service Agents may impose initial and subsequent investment minimums that differ from the amounts presented in the "Minimum Investments" table below. Shares of the Fund may be purchased in only those states where they may be lawfully sold.

Purchase orders for shares of the Fund that are received by a Service Agent and transmitted to Bankers Trust, as the Trust's transfer agent (the "Transfer Agent"), prior to the Valuation Time (currently 4:00 p.m., New York time or earlier should the NYSE close earlier) on any Valuation Day will be effective at that day's Valuation Time. The Trust and Signature reserve the right to reject any purchase order.


Shares must be purchased in accordance with procedures established by the Transfer Agent and Service Agents, including Bankers Trust, in connection with customers' accounts. It is the responsibility of each Service Agent to transmit to the Transfer Agent purchase and redemption orders and to transmit to Bankers Trust as the Trust's custodian (the "Custodian") purchase payments on behalf of its customers in a timely manner, and a shareholder must settle with the Service Agent his or her entitlement to an effective purchase or redemption order as of a particular time. Because Bankers Trust is the Custodian and Transfer Agent of the Trust, funds may be transferred directly from or to a customer's account with Bankers Trust to or from the Fund without incurring the additional costs or delays associated with the wiring of federal funds.

Certificates for shares will not be issued. Each shareholder's account will be maintained by a Service Agent or the Transfer Agent.


Automatic Investment Plan. The Fund may offer shareholders an automatic investment plan under which shareholders may authorize some Service Agents to place a purchase order each month or quarter for Fund shares. For further information regarding the automatic investment plan, shareholders should contact their Service Agent.

MINIMUM INVESTMENTS

TO OPEN AN ACCOUNT                                                      $2,500
For retirement accounts                                                 $  500
Through automatic investment plans                                      $1,000

TO ADD TO AN ACCOUNT                                                    $  250
For retirement accounts                                                 $  100
Through automatic investment plan                                       $  100

MINIMUM BALANCE                                                         $1,000
For retirement accounts                                                   None

REDEMPTION OF SHARES
Shareholders may redeem shares at the net asset value per share next determined on each Valuation Day. Redemption requests should be transmitted by customers in accordance with procedures established by the Transfer Agent and the shareholder's Service Agent. Redemption requests for shares of the Fund received by the Service Agent and transmitted to the Transfer Agent prior to the Valuation Time (currently 4:00 p.m., New York time or earlier should the NYSE close earlier) on each Valuation Day will be effective at that day's Valuation Time and the redemption proceeds normally will be delivered to the shareholder's account with the Service Agent on the next day, but in any event within seven calendar days following receipt of the request.

Service Agents may allow redemptions or exchanges by telephone and may disclaim liability for following instructions communicated by telephone that the Service Agent reasonably believes to be genuine. The Service Agent must provide the investor with an opportunity to choose whether or not to utilize the telephone redemption or exchange privilege. The Service Agent must employ reasonable procedures to confirm that the instructions communicated by telephone are genuine. If the Service Agent does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon such instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.

Redemption orders are processed without charge by the Trust. A Service Agent may on at least 30 days' notice involuntarily redeem a shareholder's account with the Fund having a minimum market value, but not if an account is below the minimum due to a change in market value. See "Investment Minimums" above for minimum balance amounts.


Automatic Cash Withdrawal Plan. The Fund may offer shareholders an automatic cash withdrawal plan, under which shareholders who own shares of the Fund may elect to receive periodic cash payments. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions. For further information regarding the automatic cash withdrawal plan, shareholders should contact their Service Agent.


EXCHANGE PRIVILEGE
Shareholders may exchange their shares for shares of certain other funds in the BT Family of Funds registered in their state. The Fund reserves the right to terminate or modify the exchange privilege in the future. To make an exchange, follow the procedures indicated in "Purchase of Shares" and "Redemption of Shares" in that fund's prospectus. Before making an exchange, please note the following:


* Call your Service Agent for information and a prospectus. Read the prospectus for relevant information.

* Complete and sign an application, taking care to register your new account in the same name, address and taxpayer identification number as your existing account(s).

* Each exchange represents the sale of shares of one fund and the purchase of shares of another, which may produce a gain or loss for tax purposes. Your Service Agent will send a written confirmation of each exchange transaction.

TAX-SAVING RETIREMENT PLANS
Retirement plans offer significant tax savings and are available to individuals, partnerships, small businesses, corporations, nonprofit organizations and other institutions. Contact your Service Agent or Bankers Trust for further information. Bankers Trust can set up your new account in the Fund under a number of several tax-sheltered plans. These plans contain special tax advantages and let you invest for retirement while sheltering your investment income from current taxes. Minimums may differ from those listed elsewhere in the Prospectus.

* Individual Retirement Accounts (IRAs): personal savings plans that offer tax advantages for individuals to set aside money for retirement and allow new contributions of $2,000 per tax year.

* Rollover IRAs: tax-deferred retirement accounts that retain the special tax advantages of lump sum distributions from qualified retirement plans and transferred IRA accounts.

* Simplified Employee Pension Plans (SEP): a relatively easy and inexpensive alternative to retirement planning for sole proprietors, partnerships and corporations. Under a SEP, employers make tax-deductible contributions to their own and to eligible employees' IRA accounts. Employee contributions are available through a "Salary Deferral" SEP for businesses with fewer than 25 eligible employees.

* Keogh Plans: defined contribution plans available to individuals with self-employed income and nonincorporated businesses such as sole proprietors, professionals and partnerships. Contributions are tax-deductible to the employer and earnings are tax-sheltered until distribution.

* Corporate Profit-Sharing and Money-Purchase Plans: defined contribution plans available to corporations to benefit their employees by making contributions on their behalf and in some cases permitting their employees to make contributions.

* 401(k) Programs: defined contribution plans available to corporations allowing tax-deductible employer contributions and permitting employees to contribute a percentage of their wages on a tax-deferred basis.

* 403(b) Custodian Accounts: defined contribution plans open to employees of most nonprofit organizations and educational institutions.

* Deferred Benefit Plans: plan sponsors may invest all or part of their pension assets in the Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES
Distributions. The Fund distributes substantially all of its net investment income and capital gains to shareholders each year. Income dividends are distributed on the first business day in April, July and October. In December, another income dividend will be distributed plus any net capital gains. Unless a shareholder instructs the Trust to pay such dividends and distributions in cash, they will be automatically reinvested in additional shares of the Fund.

Federal Taxes. Distributions from the Fund's income and short-term capital gains are taxed as dividends, and long-term capital gain distributions are taxed as long-term capital gains. The Fund's distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional shares. Distributions declared in December and paid in January are taxable as if paid on December 31. The Fund will send each shareholder a tax statement by January 31 showing the tax status of the distributions received in the past year.

Capital Gains. You may realize a capital gain or loss when you redeem (sell) or exchange shares. Because the tax treatment also depends on your purchase price and your personal tax position, you should keep your regular account statements to use in determining your tax.

"Buying a Dividend." On the ex-date for a distribution from income and/or capital gains, the Fund's share value is reduced by the amount of the distribution. If you buy shares just before the ex-date ("buying a dividend"), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Other Tax Information. In addition to Federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. Income received by the Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.


PERFORMANCE INFORMATION AND REPORTS
The Fund's performance may be used from time to time in advertisements, shareholder reports or other communications to shareholders or prospective shareholders. Performance information may include the Fund's investment results and/or comparisons of its investment results to the Standard and Poor's 500 Composite Stock Price Index, the Standard and Poor's MidCap 400 Index, the Lipper General Equity Averages, the Lipper MidCap Average or other various unmanaged indices or results of other mutual funds or investment or savings vehicles. The Fund's investment results as used in such communications will be calculated on a total return basis in the manner set forth below. From time to time, fund rankings may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line and Morningstar, Inc.


The Trust may provide period and average annualized "total return" quotations for the Fund. The Fund's "total return" refers to the change in the value of an investment in the Fund over a stated period based on any change in net asset value per share and including the value of any shares purchasable with any dividends or capital gains distributed during such period. Period total return may be annualized. An annualized total return is a compounded total return which assumes that the period total return is generated over a one-year period, and that all dividends and capital gain distributions are reinvested. An annualized total return will be higher than a period total rate of return if the period is shorter than one year, because of the compounding effect.


Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total rates of return of the Fund will vary depending upon interest rates, the current market value of the securities held by the Portfolio and changes in the Fund's expenses. In addition, during certain periods for which total rates of return may be provided, Bankers Trust, as Adviser, Service Agent or Administrator, or Signature, as Distributor, may have voluntarily agreed to waive portions of their fees on a month-to-month basis. Such waivers will have the effect of increasing the Fund's net income (and therefore its total rate of return) during the period such waivers are in effect.


Shareholders will receive financial reports semi-annually that include the Portfolio's financial statements, including listings of investment securities held by the Portfolio at those dates. Annual reports are audited by independent accountants.

MANAGEMENT OF THE TRUST AND PORTFOLIO
BOARD OF TRUSTEES
The affairs of the Trust and the Portfolio are managed under the supervision of their respective Boards of Trustees. By virtue of the responsibilities assumed by Bankers Trust, as the administrator of the Trust and the Portfolio, neither the Trust nor the Portfolio requires employees other than its officers. None of the Trust's or the Portfolio's officers devotes full time to the affairs of the Trust or the Portfolio.


The Trustees of the Trust who are not "interested persons," as defined in the 1940 Act, of the Trust or of the Portfolio, as the case may be, (the "Independent Trustees") have adopted written procedures reasonably appropriate to deal with potential conflicts of interest, up to and including creating separate boards of trustees, arising from the fact that several of the same individuals are trustees of the Trust and of the Portfolio. For more information with respect to the Trustees of both the Trust and the Portfolio, see "Management of the Trust and the Portfolios" in the Statement of Additional Information.

INVESTMENT ADVISER
The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of the Fund by investing all the Assets of the Fund in the Portfolio. The Portfolio has retained the services of Bankers Trust, as investment adviser. Ms. Mary Lisanti, Managing Director of Bankers Trust, is responsible for the day-to-day management of the Portfolio. Ms. Lisanti has been employed by Bankers Trust since February, 1993 and has managed the Portfolio's assets since the Portfolio's commencement of operations. Prior to 1993, she was a Vice President and Portfolio Manager with Lieber & Company/The Evergreen Funds (since 1990).

Bankers Trust, a New York banking corporation with principal offices at 280 Park Avenue, New York, New York 10017, is a wholly owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional markets. As of December 31, 1994, Bankers Trust New York Corporation was the ninth largest bank holding company in the United States with total assets of approximately $104 billion. Bankers Trust is a worldwide merchant bank dedicated to servicing the needs of corporations, governments, financial institutions and private clients through a global network of over 120 offices in more than 40 countries. Investment management is a core business of Bankers Trust, built on a tradition of excellence from its roots as a trust bank founded in 1903. The scope of Bankers Trust's investment management capability is unique due to its leadership positions in both active and passive quantitative management and its presence in major equity and fixed income markets around the world. Bankers Trust is one of the nation's largest and most experienced investment managers with approximately $200 billion in assets under management globally.

Bankers Trust has more than 50 years of experience managing retirement assets for the nation's largest corporations and institutions. In the past, these clients have been serviced through separate account and commingled fund structures. Now, the BT Family of Funds brings Bankers Trust's extensive investment management expertise -- once available to only the largest institutions in the U.S. -- to individual investors. Bankers Trust's officers have had extensive experience in managing investment portfolios having objectives similar to those of the Portfolio.

Bankers Trust, subject to the supervision and direction of the Board of Trustees of the Portfolio, manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. Bankers Trust may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as investment adviser. All orders for investment transactions on behalf of the Portfolio are placed by Bankers Trust with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents or customers of Bankers Trust.


Under its Investment Advisory Agreement, Bankers Trust receives a fee from the Portfolio, computed daily and paid monthly, at the annual rate of 0.65% of the average daily net assets of the Portfolio.


Bankers Trust has been advised by its counsel that, in counsel's opinion, Bankers Trust currently may perform the services for the Trust and the Portfolio described in this Prospectus and the Statement of Additional Information without violation of the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretations of relevant Federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law.


ADMINISTRATOR
Under its Administration and Services Agreement with the Trust, Bankers Trust calculates the net asset value of the Fund and generally assists the Board of Trustees of the Trust in all aspects of the administration and operation of the Trust. The Administration and Services Agreement provides for the Trust to pay Bankers Trust a fee, computed daily and paid monthly, at the rate of 0.65% of the average daily net assets of the Fund.

Under an Administration and Services Agreement with the Portfolio, Bankers Trust calculates the value of the assets of the Portfolio and generally assists the Board of Trustees of the Portfolio in all aspects of the administration and operation of the Portfolio. The Administration and Services Agreement provides for the Portfolio to pay Bankers Trust a fee, computed daily and paid monthly, at the rate of 0.10% of the average daily net assets of the Portfolio. Under each Administration and Services Agreement, Bankers Trust may delegate one or more of its responsibilities to others, including Signature, at Bankers Trust's expense. For more information, see the Statement of Additional Information.

DISTRIBUTOR
Under its Distribution Agreement with the Trust, Signature, as Distributor, serves as the Trust's principal underwriter on a best efforts basis. In addition, Signature provides the Trust with office facilities. Signature is a wholly owned subsidiary of Signature Financial Group, Inc. ("SFG"). SFG and its affiliates currently provide administration and distribution services for other registered investment companies. The principal business address of SFG and Signature is 6 St. James Avenue, Boston, Massachusetts 02116.

Pursuant to the terms of the Trust's Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), Signature may seek reimbursement in an amount not exceeding 0.20% of the Fund's average daily net assets annually for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares, including, but not limited to: compensation to and expenses (including overhead and telephone expenses) of account executives or other employees of Signature who, as their primary activity, engage in or support the distribution of shares; printing of prospectuses, statements of additional information and reports for other than existing Fund shareholders in amounts in excess of that typically used in connection with the distribution of shares of the Fund; costs of placing advertising in various media; services of parties other than Signature or its affiliates in formulating sales literature; and typesetting, printing and distribution of sales literature. All costs and expenses in connection with implementing and operating the Plan will be paid by the Fund, subject to the 0.20% of net assets limitation. All costs and expenses associated with preparing the prospectus and statement of additional information and in connection with printing them for and distributing them to existing shareholders and regulatory authorities, which costs and expenses would not be considered distribution expenses for purposes of the Plan, will also be paid by the Fund. To the extent expenses of Signature under the Plan in any fiscal year of the Trust exceed amounts payable under the Plan during that year, those expenses will not be reimbursed in any succeeding fiscal year. Expenses incurred in connection with distribution activities will be identified to the Fund or the other series of the Trust involved, although it is anticipated that some activities may be conducted on a Trust-wide basis, with the result that those activities will not be identifiable to any particular series. In the latter case, expenses will be allocated among the series of the Trust on the basis of their relative net assets. It is not expected that any payments will be made under the Plan in the foreseeable future.

SERVICE AGENT
All shareholders must be represented by a Service Agent. Bankers Trust acts as a Service Agent pursuant to its Administration and Services Agreement with the Trust and receives no additional compensation from the Fund for such shareholder services. The service fees of any other Service Agents, including broker-dealers, will be paid by Bankers Trust from its fees. The services provided by a Service Agent may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as the Administrator or the Service Agent's clients may reasonably request and agree upon with the Service Agent. Service Agents may separately charge their clients additional fees only to cover provision of additional or more comprehensive services not already provided under the Administration and Services Agreement with Bankers Trust, or of the type or scope not generally offered by a mutual fund, such as cash management services or enhanced retirement or trust reporting. In addition, investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent. Each Service Agent has agreed to transmit to shareholders, who are its customers, appropriate disclosures of any fees that it may charge them directly.

CUSTODIAN AND TRANSFER AGENT
Bankers Trust acts as Custodian of the assets of the Trust and the Portfolio and serves as the Transfer Agent for the Trust and the Portfolio under the Administration and Services Agreement with the Trust and the Portfolio.

ORGANIZATION OF THE TRUST
The Trust was organized on July 21, 1986 under the laws of the Commonwealth of Massachusetts. The Fund was established and designated as a separate series of the Trust on August 12, 1992. The Trust offers shares of beneficial interest of separate series, par value $0.001 per share. The shares of the other series of the Trust are offered through separate prospectuses. No series of shares has any preference over any other series.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

When matters are submitted for shareholder vote, shareholders of the Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of the Fund is required on any matter affecting the Fund on which shareholders are entitled to vote. Shareholders of the Fund are not entitled to vote on Trust matters that do not affect the Fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares.

The Portfolio, in which all the Assets of the Fund will be invested, is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio.

Each series in the Trust will not be involved in any vote involving a Portfolio in which it does not invest its Assets. Shareholders of all the series of the Trust will, however, vote together to elect Trustees of the Trust and for certain other matters. Under certain circumstances, the shareholders of one or more series could control the outcome of these votes.


EXPENSES OF THE TRUST
The Fund bears its own expenses. Operating expenses for the Fund generally consist of all costs not specifically borne by Bankers Trust or Signature, including administration and service fees, fees for necessary professional services, amortization of organizational expenses, and costs associated with regulatory compliance and maintaining legal existence and shareholder relations. Bankers Trust and Signature have agreed to reimburse the Fund to the extent required by applicable state law for certain expenses that are described in the Statement of Additional Information. The Portfolio bears its own expenses. Operating expenses for the Portfolio generally consist of all costs not specifically borne by Bankers Trust or Signature, including investment advisory and administration and services fees, fees for necessary professional services, amortization of organizational expenses the costs associated with regulatory compliance and maintaining legal existence and investor relations.





ADDITIONAL INFORMATION
Rule 144A Securities. The Portfolio may purchase securities in the United States that are not registered for sale under Federal securities laws but which can be resold to institutions under the Securities and Exchange Commission's ("SEC") Rule 144A. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the Portfolio's 15% limit on illiquid securities. Under the supervision of the Board of Trustees of the Portfolio, Bankers Trust determines the liquidity of restricted securities and, through reports from Bankers Trust, the Board will monitor trading activity in restricted securities. Because Rule 144A is relatively new, it is not possible to predict how these markets will develop. If institutional trading in restricted securities were to decline, the liquidity of the Portfolio could be adversely affected.

When-Issued and Delayed Delivery Securities. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to the Portfolio until settlement takes place. The Portfolio maintains with the custodian a segregated account containing high grade liquid securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged.


Securities Lending. The Portfolio is permitted to lend up to 30% of the total value of its securities. These loans must be secured continuously by cash or equivalent collateral or by a letter of credit at least equal to the market value of the securities loaned plus accrued income. By lending its securities, the Portfolio can increase its income by continuing to receive income on the loaned securities as well as by the opportunity to receive interest on the collateral. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its investors. In lending securities to brokers, dealers and other organizations, the Portfolio is subject to risk which, like those associated with other extensions of credit, include delays in recovery and possible loss of rights in the collateral should the borrower fail financially.


Repurchase Agreements. In a repurchase agreement the Portfolio buys a security and simultaneously agrees to sell it back at a higher price. In the event of the bankruptcy of the other party to either a repurchase agreement or a securities loan, the Portfolio could experience delays in recovering either its cash or the securities it lent. To the extent that, in the meantime, the value of the securities repurchased had decreased or the value of the securities lent had increased, the Portfolio could experience a loss. In all cases, Bankers Trust must find the creditworthiness of the other party to the transaction satisfactory. A repurchase agreement is considered a collateralized loan under the 1940 Act.


Foreign Investments. The Portfolio may invest in securities of foreign issuers directly or in the form of American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other similar securities representing securities of foreign issuers. Designed for use in U.S. and European securities markets, respectively, ADRs, GDRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies. ADRs, GDRs and EDRs are subject to the same risks as the foreign securities to which they relate.

With respect to certain countries in which capital markets are either less developed or not easily accessed, investments by the Portfolio may be made through investment in other investment companies that in turn are authorized to invest in the securities of such countries. Investment in other investment companies is limited in amount by the 1940 Act, will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies and may result in a duplication of fees and expenses.


Options on Stocks. The Portfolio may write and purchase put and call options on stocks. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying stock at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying stock at the exercise price at any time during the option period. A covered call option, which is a call option with respect to which the Portfolio owns the underlying stock, sold by the Portfolio exposes the Portfolio during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying stock or to possible continued holding of a stock which might otherwise have been sold to protect against depreciation in the market price of the stock. A covered put option sold by the Portfolio exposes the Portfolio during the term of the option to a decline in price of the underlying stock. A put option sold by the Portfolio is covered when, among other things, cash or liquid securities are placed in a segregated account to fulfill the obligations undertaken.

To close out a position when writing covered options, the Portfolio may make a "closing purchase transaction," which involves purchasing an option on the same stock with the same exercise price and expiration date as the option which it has previously written on the stock. The Portfolio will realize a profit or loss for a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Portfolio may make a "closing sale transaction," which involves liquidating the Portfolio's position by selling the option previously purchased.

The Portfolio intends to treat over-the-counter options ("OTC Options") purchased and the assets used to "cover" OTC Options written as not readily marketable and therefore subject to the limitations described in "Investment Restrictions" in the Statement of Additional Information.


Options on Stock Indices. The Portfolio may purchase and write put and call options on stock indexes listed on stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

Options on stock indices are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Portfolio will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Portfolio of options on stock indices will be subject to Bankers Trust's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Futures Contracts on Stock Indices. The Portfolio may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of securities ("Futures Contracts"). This investment technique is designed only to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by the Portfolio or adversely affect the prices of securities which are intended to be purchased at a later date for the Portfolio. A Futures Contract may also be entered into to close out or offset an existing futures position.


In general, each transaction in Futures Contracts involves the establishment of a position which will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Portfolio will rise in value by an amount which approximately offsets the decline in value of the portion of the Portfolio's investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized.

Although Futures Contracts would be entered into for hedging purposes only, such transactions do involve certain risks. These risks could include a lack of correlation between the Futures Contract and the equity market being hedged, a potential lack of liquidity in the secondary market and incorrect assessments of market trends which may result in poorer overall performance than if a Futures Contract had not been entered into.

Brokerage costs will be incurred and "margin" will be required to be posted and maintained as a good-faith deposit against performance of obligations under Futures Contracts written for the Portfolio. The Portfolio may not purchase or sell a Futures Contract if immediately thereafter its margin deposits on its outstanding Futures Contracts would exceed 5% of the market value of the Portfolio's total assets.

Options on Futures Contracts. The Portfolio may invest in options on such Futures Contracts for similar purposes.


Foreign Currency Exchange Transactions. Because the Portfolio may buy and sell securities denominated in currencies other than the U.S. dollar and receives interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Portfolio from time to time may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Portfolio either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies.


A forward foreign currency exchange contract is an obligation by the Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. The Portfolio maintains with its custodian a segregated account of high grade liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Portfolio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

The Portfolio may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into Bankers Trust's long-term investment decisions, the Portfolio will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, Bankers Trust believes that it is important to have the flexibility to enter into foreign currency hedging transactions when it determines that the transactions would be in the Portfolio's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

Options on Foreign Currencies. The Portfolio may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. The Portfolio may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different, but related currency. As with other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be used to hedge against fluctuations in exchange rates although, in the event of exchange rate movements adverse to the Portfolio's position, it may forfeit the entire amount of the premium plus related transaction costs. In addition, the Portfolio may purchase call options on currency when the Adviser anticipates that the currency will appreciate in value.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time. If the Portfolio is unable to effect a closing purchase transaction with respect to covered options it has written, the Portfolio will not be able to sell the underlying currency or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Portfolio is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying currency. The Portfolio pays brokerage commissions or spreads in connection with its options transactions.

As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. The Portfolio's ability to terminate over-the-counter options ("OTC Options") will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in OTC Options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Portfolio will treat purchased OTC Options and assets used to cover written OTC Options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

All options that the Portfolio writes will be covered under applicable requirements of the SEC. The Portfolio will write and purchase options only to the extent permitted by the policies of state securities authorities in states where shares of the Fund are qualified for offer and sale.

There can be no assurance that the use of these portfolio strategies will be successful.

Asset Coverage. To assure that the Portfolio's use of futures and related options, as well as when-issued and delayed-delivery securities and foreign currency exchange transactions, are not used to achieve investment leverage, the Portfolio will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities or by establishing a segregated account with the Portfolio's custodian containing high grade liquid debt securities in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these instruments or contracts.


                     [THIS PAGE INTENTIONALLY LEFT BLANK]


                     [THIS PAGE INTENTIONALLY LEFT BLANK]

            INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR
                            BANKERS TRUST COMPANY

                                 DISTRIBUTOR
                    SIGNATURE BROKER-DEALER SERVICES, INC.

                         CUSTODIAN AND TRANSFER AGENT
                            BANKERS TRUST COMPANY

                           INDEPENDENT ACCOUNTANTS
                           COOPERS & LYBRAND L.L.P.

                                   COUNSEL
                           WILLKIE FARR & GALLAGHER

 ..............................................................................
No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectuses, its Statements of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.
 ..............................................................................

BT INVESTMENT FUNDS
                                         Pacific Basin
                                         Equity Fund

PROSPECTUS: JANUARY 29, 1996

Please read this Prospectus carefully O Seeks long-term capital appreciation
before investing and retain it for      from investment primarily in the
future reference. It contains           equity securities of the Pacific Basin
important information about the Fund    region issuers or companies domiciled
that you should know and can refer to   in or doing business in the Pacific
in deciding whether the Fund's goals    Basin, other than Japan.
match your own.


A Statement of Additional Information
(SAI) with the same date has been
filed with the Securities and Exchange
Commission, and is incorporated herein
by reference. You may request a free
copy of the Statement by calling the
Fund's Service Agent at
1-800-730-1313.


UNLIKE OTHER MUTUAL FUNDS, THE FUND IS
AN OPEN-END MANAGEMENT INVESTMENT
COMPANY WHICH SEEKS TO ACHIEVE ITS
INVESTMENT OBJECTIVE BY INVESTING ALL
OF ITS INVESTABLE ASSETS IN THE
PORTFOLIO WHICH IS A SEPARATE FUND
WITH AN IDENTICAL INVESTMENT
OBJECTIVE. SEE "SPECIAL INFORMATION
CONCERNING MASTER-FEEDER FUND
STRUCTURE" ON PAGE 14. SHARES OF THE
FUND ARE NOT DEPOSITS OR OBLIGATIONS
OF, OR GUARANTEED OR ENDORSED BY,
BANKERS TRUST COMPANY AND THE SHARES
ARE NOT FEDERALLY INSURED BY THE
FEDERAL DEPOSIT INSURANCE CORPORATION,
THE FEDERAL RESERVE BOARD OR ANY OTHER
AGENCY.


LIKE SHARES OF ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN APPROVED OR      BANKERS TRUST COMPANY
DISAPPROVED BY THE SECURITIES AND         Investment Adviser of the
EXCHANGE COMMISSION OR ANY STATE          Portfolio and Administrator
SECURITIES COMMISSION NOR HAS THE
SECURITIES AND EXCHANGE COMMISSION OR     SIGNATURE BROKER-
ANY STATE SECURITIES COMMISSION PASSED    DEALER SERVICES, INC.
UPON THE ACCURACY OR ADEQUACY OF THIS     Distributor
PROSPECTUS. ANY REPRESENTATION TO THE     6 St. James Avenue
CONTRARY IS A CRIMINAL OFFENSE.           Boston, Massachusetts 02116

TABLE OF CONTENTS
---------------------------------------------------------------------------
                                                                       PAGE
 ...........................................................................
Summary of Fund Expenses                                                  3
Fund Financial Highlights                                                 4
Investment Objective, Policies and Risks                                  5
Risk Factors; Matching the Fund to Your Investment Needs                  8
Net Asset Value                                                          16
Purchase and Redemption of Shares                                        16
Dividends, Distributions and Taxes                                       19
Performance Information and Reports                                      20
Management of the Trust and BT Investment Portfolios                     21
Additional Information                                                   27
---------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES
The following table provides (i) a summary of expenses relating to purchases and sales of the shares of the Pacific Basin Equity Fund (the "Fund") and the annual operating expenses of the Fund and the expenses of the Pacific Basin Equity Portfolio (the "Portfolio"), as a percentage of average net assets of the Fund and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment in the Fund. THE TRUSTEES OF THE BT INVESTMENT FUNDS (THE "TRUST") BELIEVE THAT THE AGGREGATE PER SHARE EXPENSES OF THE FUND AND THE PORTFOLIO WILL BE LESS THAN OR APPROXIMATELY EQUAL TO THE EXPENSES WHICH THE FUND WOULD INCUR IF THE TRUST RETAINED THE SERVICES OF AN INVESTMENT ADVISER AND THE INVESTABLE ASSETS ("ASSETS") OF THE FUND WERE INVESTED DIRECTLY IN THE TYPE OF SECURITIES BEING HELD BY THE PORTFOLIO.

------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES
(as a percentage of the average daily net assets of the Fund)
 ..............................................................................
Investment advisory fee (after reimbursements or waivers)                0.74%
12b-1 fees                                                               0.00
Other expenses (after reimbursements or waivers)                         1.01
 ..............................................................................
Total operating expenses (after reimbursements or waivers)               1.75%
 ..............................................................................
EXAMPLE                                   1 year  3 years   5 years   10 years
 ..............................................................................
You would pay the following expenses
  on a $1,000 investment, assuming (1)
  5% annual return and (2) redemption
  at the end of each time period           $18      $55       $95       $206
------------------------------------------------------------------------------

The expense table and the example above show the costs and expenses that an investor will bear directly or indirectly as a shareholder of the Fund. While reimbursement of distribution expenses in amounts up to 0.20% of average net assets are authorized to be made pursuant to the Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") it is not expected that any payments will actually be made under that plan in the foreseeable future. Bankers Trust Company ("Bankers Trust") has voluntarily agreed to waive a portion of its investment advisory fee. Without such waiver, the Portfolio's investment advisory fee would be equal to 0.75%. The expense table and the example reflect a voluntary undertaking by Bankers Trust or Signature Broker-Dealer Services, Inc. ("Signature") to waive or reimburse expenses such that the total operating expenses will not exceed 1.75% of the Fund's average net assets annually. In the absence of this undertaking, for the fiscal year ended September 30, 1995, the total operating expenses would be equal to approximately 2.27% of the Fund's average net assets annually. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Moreover, while each example assumes a 5% annual return, actual performance will vary and may result in a return greater or less than 5%.

The Fund is sold by Signature as the Trust's distributor (the "Distributor") to customers of Bankers Trust or to customers of another bank or dealer or other institution that has a sub-shareholder servicing agreement with Bankers Trust (along with Bankers Trust, a "Service Agent"). Some Service Agents may impose certain conditions on their customers in addition to or different from those imposed by the Fund and may charge their customers a direct fee for their services. Each Service Agent has agreed to transmit to shareholders who are its customers appropriate disclosures of any fees that it may charge them directly.


For more information with respect to the expenses of the Fund and the Portfolio see "Management of the Trust and BT Investment Portfolios" herein.


FUND FINANCIAL HIGHLIGHTS
The following table shows selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data of the Fund for each period indicated and has been audited by Coopers & Lybrand L.L.P., the Fund's independent accountants, whose report thereon appears in the Fund's Annual Report which is incorporated by reference in the Fund's Statement of Additional Information.
------------------------------------------------------------------------------

                                                                                            FOR THE PERIOD
                                                                                          NOVEMBER 1, 1993
                                                                             FOR THE         (COMMENCEMENT
                                                                          YEAR ENDED     OF OPERATIONS) TO
                                                                  SEPTEMBER 30, 1995    SEPTEMBER 30, 1994
 ..........................................................................................................
SELECTED PER SHARE DATA
 ..........................................................................................................
Net Asset Value, Beginning of Period                                       $ 11.82             $ 10.00
Income from Investment Operations
  Net Investment Income (Loss)                                                0.01               (0.04)
  Net Realized and Unrealized Gain on Securities
    and Foreign Currency                                                     (0.49)               1.86
 ..........................................................................................................
  Total from Investment Operations                                           (0.48)               1.82
 ..........................................................................................................
Less Distributions
  Distributions from Net Realized Gain from Securities
    Transactions                                                            (0.38)                --
 ..........................................................................................................
Net Asset Value, End of Period                                             $ 10.96             $ 11.82
 ..........................................................................................................
TOTAL INVESTMENT RETURN                                                      (3.87%)             20.11%<F1>
RATIOS AND SUPPLEMENTAL DATA
Ratio of Net Investment Income (Loss) to Average Net Assets                   0.12%              (0.59%)<F1>
Ratio of Expenses to Average Net Assets, Including Expenses
  of the Pacific Basin Equity Portfolio                                       1.75%               1.75%<F1>
Decrease Reflected in Above Expense Ratio Due to Absorption
  of Expenses by Bankers Trust                                                0.52%               0.60%<F1>
Net Assets, End of Period (000's omitted)                                  $24,504             $25,362
 ..........................................................................................................
<F1> Annualized

INVESTMENT OBJECTIVE, POLICIES AND RISKS
The Fund's investment objective is long-term capital appreciation from investment primarily in the equity securities (or other securities with equity characteristics) of companies domiciled in, or doing business in the Pacific Basin region, other than Japan; the production of any current income is incidental to this objective. Investment in such securities involves certain considerations which are not normally involved in investment in securities of U.S. issuers, and an investment in the Fund may be considered speculative. The Portfolio may invest up to 10% of its assets in restricted securities (including 144A securities) which may involve greater risk and increased Portfolio expenses.

There can be no assurances that the investment objective of either the Fund or the Portfolio will be achieved. The investment objective of each of the Fund and the Portfolio is not a fundamental policy and may be changed upon notice to but without the approval of the Fund's shareholders or the Portfolio's investors, respectively. See "Special Information Concerning Master-Feeder Fund Structure" on page 14 herein.

PACIFIC BASIN EQUITY PORTFOLIO
The investment objective of the Portfolio is long-term capital appreciation through investment primarily in the equity securities of companies domiciled in, or doing business in, the Pacific Basin region, other than Japan. This shall include securities of issuers: (1) which are organized under the laws of Pacific Basin countries (see below); (2) for which the principal securities trading market is in a Pacific Basin country; or (3) which derive a significant proportion (at least 50 percent) of their revenues or profits from goods produced or sold, investments made, or services performed in the countries of the Pacific Basin or which have at least 50 percent of their assets situated in the countries of the Pacific Basin. The production of any income is incidental to this objective. It is expected under normal conditions that at least 65% of the Portfolio's assets will be invested in the equity securities of issuers located in the Pacific Basin. There can be no assurance that the Portfolio will be able to achieve its investment objective.


For the purpose of this Prospectus, the "Pacific Basin" includes, but not limited to the following countries: Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, the Philippines, the People's Republic of China, Singapore, Sri Lanka, South Korea, Thailand and Taiwan.

The Portfolio will be managed using a disciplined, value-oriented investment philosophy that stresses the inherent value of, and the medium term outlook for, the companies under examination. Experience has proven that often the real basis of a business is quite different from that perceived by the market: a misconception that usually results in its shares trading below its true business or replacement value. The exploitation of this "perception/reality" gap is a hallmark of the investment style that has been adopted for the Portfolio, and a potential source of value for its investors.

"Value" investing means trying to find companies which are mispriced by the market for reasons of neglect, fashion or misconception. These opportunities arise out of legislative changes, industrial restructuring and technology advancements, for example. As a result, Bankers Trust as investment adviser (the "Adviser") and the sub-investment adviser attach great importance to analyzing trends and accessing possible breaks with traditional price patterns. At the company level, the emphasis is placed on assessing the inherent "business" value of the firm. While this often varies from the stock market's valuation, the Adviser and the sub-investment adviser believe a company's stock price tends to gravitate to their "business" value over time.

The Portfolio invests primarily in the equity securities of foreign issuers, consisting of common stock and other securities with equity characteristics. These issuers are primarily established companies based in developed countries outside the United States. However, the Portfolio may also invest in securities of issuers in underdeveloped countries. Investments in these countries will be based on an acceptable degree of risk in anticipation of superior returns. Under normal circumstances, the Portfolio will invest at least 65% of the value of its total assets in the equity securities of issuers based in at least three countries in the Pacific Basin.

The Portfolio will not invest more than 20% of the value of its total assets in issuers domiciled in China.

For further discussion of the unique risks associated with investing in foreign securities in both developed and underdeveloped countries, see "Risk Factors; Matching the Fund to your Investment Needs," herein and the Statement of Additional Information.

The Portfolio's investments will generally be diversified among several geographic regions and countries in the Pacific Basin. Criteria for determining the appropriate distribution of investment among various countries and regions include the prospects for relative growth among foreign countries, expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships and the range of alternative opportunities available to international investors.

In countries and regions with well-developed capital markets where more information is available, Bankers Trust will seek to select individual investments for the Portfolio. Criteria for selection of individual securities include the issuer's competitive position, prospects for growth, managerial strength, earnings quality, underlying asset value, relative market value and overall marketability. The Portfolio may invest in securities of companies having various levels of net worth, including smaller companies whose securities may be more volatile than securities offered by larger companies with higher levels of net worth.

In other countries and regions where capital markets are underdeveloped or not easily accessed and information is difficult to obtain, the Portfolio may choose to invest only at the market level. Here, the Portfolio may seek to achieve country exposure through use of options on futures based on an established local index. Similarly, country exposure may also be achieved through investments in other registered investment companies. Restrictions on both these types of investments are fully explained herein and in the Statement of Additional Information.

The remainder of the Portfolio's assets will be invested in dollar and non-dollar denominated short-term instruments. These investments are subject to the conditions described under "Short-Term Instruments" below.

Equity Investments. The Portfolio invests primarily in common stock and other securities with equity characteristics. For purposes of the Portfolio's policy of investing at least 65% of the value of its total assets in the equity securities of foreign issuers, equity securities are defined as common stock, preferred stock, trust or limited partnership interests, rights and warrants, and convertible securities, consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. The Portfolio invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets and may invest in restricted unlisted securities.

With respect to certain countries in which capital markets are either less developed or not easily accessed, investments by the Portfolio may be made through investment in other investment companies that in turn are authorized to invest in the securities of such countries. Investment in other investment companies is limited in amount by the 1940 Act, will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies and may result in a duplication of fees and expenses.

Short-Term Instruments. The Portfolio intends to stay invested in the securities described above to the extent practical in light of its objective and long-term investment perspective. However, the Portfolio's assets may be invested in short-term instruments with remaining maturities of 397 days or less to meet anticipated redemptions and expenses for day-to-day operating purposes and when, in Bankers Trust's opinion, it is advisable to adopt a temporary defensive position because of unusual and adverse conditions affecting the equity markets.

In addition, when the Portfolio experiences large cash inflows through the sale of securities and desirable equity securities, that are consistent with the Portfolio's investment objective, which are unavailable in sufficient quantities or at attractive prices, the Portfolio may hold short-term investments for a limited time pending availability of such equity securities. Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated Aa or higher by Moody's Investors Service, Inc. ("Moody's") or AA or higher by Standard & Poor's Corporation ("S&P") or, if unrated, of comparable quality in the opinion of Bankers Trust; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and banker's acceptances; and (v) repurchase agreements. At the time the Portfolio invests in commercial paper, bank obligations or repurchase agreements, the issuer of the issuer's parent must have outstanding debt rated Aa or higher by Moody's or AA or higher by S&P or outstanding commercial paper or bank obligations rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of Bankers Trust. These instruments may be denominated in U.S dollars or in foreign currencies.


OTHER INVESTMENTS AND INVESTMENT TECHNIQUES
The Portfolio may also utilize the following investments and investment techniques and practices: American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts, when-issued and delayed delivery securities, Rule 144A securities, securities lending, foreign currency exchange transactions, options on foreign currencies, options on stocks, options on foreign stock indices, futures contracts on foreign stock indices, options on futures contracts and repurchase agreements. See "Additional Information" for further information.

ADDITIONAL INVESTMENT LIMITATIONS
As a diversified fund, no more than 5% of the assets of the Portfolio may be invested in the securities of one issuer (other than U.S. Government securities), except that up to 25% of the Portfolio's assets may be invested without regard to this limitation. The Portfolio will not invest more than 25% of its assets in the securities of issuers in any one industry. These are fundamental investment policies of the Portfolio which may not be changed without investor approval. No more than 15% of the Portfolio's net assets may be invested in illiquid or not readily marketable securities (including repurchase agreements and time deposits with remaining maturities of more than seven calendar days). Additional investment policies of the Portfolio are contained in the Statement of Additional Information.


RISK FACTORS; MATCHING THE FUND TO YOUR INVESTMENT NEEDS
Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund, nor can there be any assurance that the Fund's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in the Fund can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Portfolio's securities including economic conditions, market factors and currency exchange rates in the Pacific Basin. Additionally, investment decisions made by Bankers Trust will not always be profitable or prove to have been correct.

By itself, the Fund does not constitute a balanced investment plan; the Fund and the Portfolio seek long-term capital appreciation from investment primarily in the equity securities (or other securities with equity characteristics) of foreign issuers. Change in domestic and foreign interest rates may affect the value of the Portfolio's investments, and rising interest rates can be expected to reduce the Fund's share value. A description of a number of investments and investment techniques available to the Portfolio, including foreign investments and the use of options and futures, and certain risks associated with these investments and techniques is included under "Additional Information." The Fund's share price, yield and total return fluctuate and your investment may be worth more or less than your original cost when you redeem your shares.

RISKS OF INVESTING IN FOREIGN SECURITIES
Investors should realize that investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Although the Portfolio intents to invest primarily in securities of established companies based in developed countries, investors should realize that the value of the Portfolio's investments may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Portfolio's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgement against a foreign issuer. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. Any foreign investments made by the Portfolio must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

The Portfolio may invest in the securities of issuers based in underdeveloped countries, including those in the Pacific Basin. Investment in securities of issuers based in underdeveloped countries entails all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree.

These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a low or non-existent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Portfolio's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interest; and
(iv) in the case of Eastern Europe and the People's Republic of China, the absence of developed capital market and legal structures governing private or foreign investment and private property and the possibility that recent favorable economic and political developments could be slowed or reversed by unanticipated events. See "Risk Factors; Investment in China." The Portfolio will not invest more than 5% of the value of its total assets in securities of issuers based in Eastern Europe.

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the Portfolio holds various foreign currencies from time to time, the value of the net assets of the Portfolio as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. Generally, the Portfolio's currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of the Portfolio's currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold. In order to protect against uncertainty in the level of future foreign currency exchange rates, the Portfolio is authorized to enter into certain foreign currency transactions. See "Additional Information."

In addition, while the volume of the transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of the New York Stock Exchange Inc. (the "NYSE"). Accordingly, the Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity.

In buying and selling securities on foreign exchanges, the Portfolio normally pays fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchange, brokers and issuers in foreign countries than in the United States. Bankers Trust intends to manage the Portfolio actively in pursuit of its investment objective. However, the annual portfolio turnover rate of the Portfolio is generally not expected to exceed 100%. The Portfolio does not expect to trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time held.

Futures contracts and related options are discussed under "Additional Information." Successful use of the futures contract and related options are subject to special risk considerations. A liquid secondary market for any futures or options contract may not be available when a futures or options position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or currency in the Portfolio. Successful use of futures or options contracts are further dependent on Bankers Trust's ability to correctly predict movements in the securities or foreign currency markets and no assurance can be given that its judgement will be correct. Successful use of options on securities or stock indices are subject to similar risk considerations. In addition, by writing covered call options, the Portfolio gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying securities above the options exercise price.

Risk Factors; Investments in China. The People's Republic of China ("China") has had for many centuries a well deserved reputation for being closed to foreigners, with trade with the outside world being carried on under terms of extreme restriction and under central control. Such conditions were maintained in the first thirty years of the Communist regime which began in 1949; however there have been several stages of evolution, from the institution of an industrialization program in the 1950s to a modernization policy commencing in 1978 which combined economic development with the beginnings of opening the country.

The economic reform plan thus begun was designed to bring in foreign investment capital and technological skills. The result has been a move towards a more mixed economy away from the previous centrally planned economy. The process of devolving responsibility for all aspects of enterprise to local management and authorities continues, even though the system of socialism with Chinese characteristics involves considerable influence by the central government on production and marketing.

In order to attract foreign investment, China has since 1978 designated certain areas of the country where overseas investors can receive special investment incentives and tax concessions. There are five Special Economic Zones (Shenzhen, Shantou and Zhuhai in Guangdong Province, Xiamen in Fujian Province and Hainan Island, which itself is a province). Fourteen coastal cities have been designated as "open cities" and certain Open Economic Zones have been established in coastal areas. Shanghai has established the Pudong New Area. Twenty-seven High and New Technology Industrial Development Zones have been approved where preferential treatment is given to enterprises which are confirmed as technology intensive.

Exports continue to rise strongly, although China remains vulnerable to United States economic conditions and possible trade sanctions, unless it liberalizes current import restrictions and improves its human rights record. However, imports are also expected to rise and may outstrip exports in terms of growth rates.

There are currently two officially recognized securities exchanges in China -- The Shanghai Securities Exchange which opened in December 1990 and The Shenzhen Stock Exchange which opened in July 1991. Shares traded on these Exchanges are two types -- "A" shares which can be traded only by Chinese investors and "B" shares which can be traded only by individuals and corporations not resident in China.

In Shanghai, all "B" Shares are denominated in Chinese renminbi ("RMB"), but all transactions in "B" shares must be settled in U.S. dollars, and all distributions made on "B" shares are payable in U.S. dollars, the exchange rate being the weighted average exchange rate for the U.S. dollar as published by the Shanghai Foreign Exchange Adjustment Centre.

In Shenzhen, the purchase and sale prices for "B" shares are quoted in Hong Kong dollars. Dividends and other lawful revenue derived from "B" shares are calculated in RMB but payable in Hong Kong dollars, the rate of exchange being the average rate published by Shenzhen Foreign Exchange Adjustment Centre.

There are no foreign exchange restrictions on the repatriation of gains made on or income derived from "B" Shares, subject to the payment of taxes imposed by China thereon.

Company law relating to companies limited by shares and regulations regarding the issuing of shares by equity joint ventures have not yet been developed on a national basis. The Shenzhen municipality issued regulations in 1992 relating to joint stock companies, and the Shanghai municipality has a draft joint stock company law under review. Regulations governing the trading of securities on both the Shenzhen and the Shanghai stock exchanges have been issued by each municipality; there is no national securities legislation as yet.

The securities markets in the China Region are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many Chinese issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by the Portfolio. Similarly, volume and liquidity in the bond markets in China are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in Chinese securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of securities markets in China may also affect the Portfolio's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid Chinese securities markets, the Portfolio's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its net assets in illiquid securities. Conversely, the Portfolio's inability to dispose fully and promptly of positions in declining markets will cause the Portfolio's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, the Chinese securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

The Chinese, Hong Kong and Taiwan stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations.

Economies of countries in the China Region may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As an export-driven economy, the economy of China is affected by developments in the economies of its principal trading partners. Revocation by the United States of China's "Most Favored Nation" trading status, which the U.S. President and Congress reconsider annually, would adversely affect the trade and economic development of China and Hong Kong. Hong Kong and Taiwan have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

China governmental actions can have a significant effect on the economic conditions in China, which could adversely affect the value and liquidity of the Portfolio's investments. Although the Chinese Government has recently begun to institute economic reform policies, there can be no assurances that it will continue to pursue such policies or, if it does, that such policies will succeed.

The securities industry in China is not well developed. China has no securities laws of nationwide applicability. The municipal securities regulations adopted by Shanghai and Shenzhen municipalities are very new, as are their respective securities exchanges and other self-regulatory organizations. In addition, Chinese stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets. The prices at which the Portfolio may acquire investments may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Portfolio in particular securities.

China does not have a comprehensive system of laws, although substantial changes have occurred in this regard in recent years. The corporate form of organization has only recently been permitted in China and national regulations governing corporations were introduced only in May, 1992. Prior to the introduction of such regulations, Shanghai had adopted a set of corporate regulations applicable to corporations located or listed in Shanghai, and the relationship between the two sets of regulations is not clear. Consequently, until a firmer legal basis is provided, even such fundamental corporate law tenets as the limited liability status of Chinese issuers and their authority to issue shares remain open to question. Laws regarding fiduciary duties of officers and directors and the protection of shareholders are not well developed. China's judiciary is relatively inexperienced in enforcing the laws that exist, leading to a higher than usual degree of uncertainty as to the outcome of any litigation. Even where adequate law exists in China, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgement by a court of another jurisdiction. The bankruptcy laws pertaining to state enterprises have rarely been used and are untried in regard to an enterprise with foreign shareholders, and there can be no assurance that such shareholders, including the Portfolio, would be able to realize the value of the assets of the enterprise or receive payment in convertible currency. As the Chinese legal system develops, the promulgation of new laws, changes to existing laws and the preemption of local laws by national laws may adversely affect foreign investors, including the Portfolio. The uncertainties faced by foreign investors in China are exacerbated by the fact that many laws, regulations and decrees of China are not publicly available, but merely circulated internally.

There are further risk factors, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described elsewhere in the Prospectus and in the Statement of Additional Information.


PORTFOLIO TURNOVER
The frequency of portfolio transactions -- the Portfolio's turnover rate -- will vary from year to year depending on market conditions. The Portfolio's turnover rate for the year ended September 30, 1995, and for the period from November 1, 1993 (commencement of operations) through September 30, 1994, was 104% and 40%, respectively. Because a higher turnover rate increases transaction costs and may increase taxable capital gains, Bankers Trust carefully weighs the anticipated benefits of short-term investment against these consequences.

DERIVATIVES
The Portfolio may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets, and can in some circumstances, lead to significant losses. The Adviser will use derivatives only in circumstances where the Adviser believes they offer the most economic means of improving the risk/reward profile of the Portfolio. Derivatives will not be used to increase Portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indices that by themselves would not be purchased for the Portfolio. The use of derivatives for non-hedging purposes may be considered speculative. A description of the derivatives that the Portfolio may use and some of their associated risks is found under "Additional Information."

SPECIAL INFORMATION CONCERNING MASTER-FEEDER FUND STRUCTURE
Unlike other open-end management investment companies (mutual funds) which directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its Assets in the Portfolio, a separate registered investment company with the same investment objectives as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interest in the Portfolio is available from Bankers Trust at (800) 730-1313.

The master-feeder structure has been developed relatively recently, so shareholders should carefully consider this investment approach.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the Portfolio. Except as permitted by the Securities and Exchange Commission ("SEC"), whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.


Certain changes in the Portfolio's investment objectives, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

The Fund may withdraw its investment from the Portfolio at any time, if the Board of Trustee of the Trust determines that it is in the best interest of the shareholders of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the Assets of the Fund in another pooled investment entity having the same investment objectives as the Fund or the retaining of an investment adviser to manage the Fund's Assets in accordance with the investment policies described below with respect to the Portfolio.

The Fund's investment objective is not a fundamental policy and may be changed upon notice to but without the approval of the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of the Portfolio is also not a fundamental policy. Shareholders of the Fund will receive 30 days prior written notice with respect to any change in the investment objective of the Fund or the Portfolio. See "Investment Objective, Policies and Risks" for a description of the fundamental policies of the Portfolio that cannot be changed without approval by the holders of "a majority of the outstanding voting securities" (as defined in the 1940 Act) of the Portfolio.

For descriptions of the investment objective, policies and restrictions of the Portfolio, see "Investment Objective, Policies and Risks." For descriptions of the management of the Portfolio, see "Management of the Trust and BT Investment Portfolios" herein and "Management of the Trust and Portfolios" in the Statement of Additional Information. For descriptions of the expenses of the Portfolio, see "Management of the Trust and BT Investment Portfolios" herein.

NET ASSET VALUE
The net asset value per share of the Fund is calculated on each day on which the NYSE is open (each such day being a "Valuation Day"). The NYSE is currently open on each day, Monday through Friday, except: (a) January 1st, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the last Thursday in November) and December 25th; and (b) the preceding Friday or the subsequent Monday when one of the calendar determined holidays falls on a Saturday or Sunday, respectively.


The net asset value per share of the Fund is calculated on each Valuation Day as of the close of regular trading on the NYSE (the "Valuation Time") which is currently 4:00 p.m., New York time or in the event that the NYSE closes early, at the time of such early closing. The net asset value per share of the Fund is computed by dividing the value of the Fund's Assets (i.e., the value of its investment in the Portfolio and other assets) less all liabilities, by the total number of its shares outstanding. The Portfolio's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by Bankers Trust, pursuant to procedures adopted by the Portfolio's Board of Trustees. These procedures require Bankers Trust to value such a security at the same value as an equivalent security which is readily marketable, in making such comparisons, and to consider all relevant factors, in making such comparisons, under applicable guidelines of the SEC. See "Valuation of Securities" in the Statement of Additional Information for more information.

PURCHASE AND REDEMPTION OF SHARES
PURCHASE OF SHARES
The Trust accepts purchase orders for shares of the Fund at the net asset value per share of the Fund next determined on each Valuation Day. See "Net Asset Value" above. There is no sales charge on the purchase of shares, but costs of distributing shares of the Fund may be reimbursed from its assets, as described herein. Service Agents may impose initial and subsequent investment minimums that differ from the amounts presented in the "Minimum Investments" table below. Shares of the Fund may be purchased in only those states where they may be lawfully sold.

Purchase orders for shares of the Fund that are received by a Service Agent and transmitted to Bankers Trust, as the Trust's transfer agent (the "Transfer Agent"), prior to the Valuation Time (currently 4:00 p.m., New York time or earlier should the NYSE close earlier) on any Valuation Day will be effective at that day's Valuation Time. The Trust and Signature reserve the right to reject any purchase order.


Shares must be purchased in accordance with procedures established by the Transfer Agent and Service Agents, including Bankers Trust, in connection with customers' accounts. It is the responsibility of each Service Agent to transmit to the Transfer Agent purchase and redemption orders and to transmit to Bankers Trust as the Trust's custodian (the "Custodian") purchase payments on behalf of its customers in a timely manner, and a shareholder must settle with the Service Agent his or her entitlement to an effective purchase or redemption order as of a particular time. Because Bankers Trust is the Custodian and Transfer Agent of the Trust, funds may be transferred directly from or to a customer's account with Bankers Trust to or from the Fund without incurring the additional costs or delays associated with the wiring of the Federal funds.

Certificates for shares will not be issued. Each shareholder's account will be maintained by a Service Agent or the Transfer Agent.


Automatic Investment Plan. The Fund may offer shareholders an automatic investment plan under which shareholders may authorize some Service Agents to place a purchase order each month or quarter for Fund shares. For further information regarding the automatic investment plan, shareholders should contact their Service Agent.
------------------------------------------------------------------------------

MINIMUM INVESTMENTS

TO OPEN AN ACCOUNT                                                      $2,500
For retirement accounts                                                 $  500
Through automatic investment plans                                      $1,000

TO ADD TO AN ACCOUNT                                                    $  250
For retirement accounts                                                 $  100
Through automatic investment plans                                      $  100

MINIMUM BALANCE                                                         $1,000
For retirement accounts                                                   None

REDEMPTION OF SHARES
Shareholders may redeem shares at the net asset value per share next determined on each Valuation Day. Redemption requests should be transmitted by customers in accordance with procedures established by the Transfer Agent and the shareholder's Service Agent. Redemption requests for shares of the Fund received by the Service Agent and transmitted to the Transfer Agent prior to the Valuation Time (currently 4:00 p.m., New York time or earlier should the NYSE close earlier) on each Valuation Day will be effective at that day's Valuation Time and the redemption proceeds normally will be delivered to the shareholder's account with the Service Agent on the next day, but in any event within seven calendar days following receipt of the request.


Service Agents may allow redemptions or exchanges by telephone and may disclaim liability for following instructions communicated by telephone that the Service agent reasonably believes to be genuine. The Service Agent must provide the investor with an opportunity to choose whether or not to utilize the telephone redemption or exchange privilege. The Service Agent must employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Service Agent does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recordings of telephone instructions.


Redemption orders are processed without charge by the Trust. A Service Agent may on at least 30 days' notice involuntarily redeem a shareholder's account with the Fund having a minimum market value, but not if an account is below the minimum due to a change in market value. See "Investment Minimums" above for minimum balance amounts.


Automatic Cash Withdrawal Plan. The Fund may offer shareholders an automatic cash withdrawal plan, under which shareholders who own shares of the Fund may elect to receive periodic cash payments. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions. For further information regarding the automatic cash withdrawal plan, shareholders should contact their Service Agent.

EXCHANGE PRIVILEGE
Shareholders may exchange their shares for shares of certain other funds in the BT Family of Funds registered in their state. The Fund reserves the right to terminate or modify the exchange privilege in the future. To make an exchange, follow the procedures indicated in "Purchase of Shares" and "Redemption of Shares" in that fund's prospectus. Before making an exchange, please note the following:

* Call your Service Agent for information and a prospectus. Read the prospectus for relevant information.

* Complete and sign an application, taking care to register your new account in the same name, address and taxpayer identification number as your existing account(s).

* Each exchange represents the sale of shares of one fund and the purchase of shares of another, which may produce a gain or loss for tax purposes. Your Service Agent will send a written confirmation of each exchange transaction.

TAX SAVING RETIREMENT PLANS
Retirement plans offer significant tax savings and are available to individuals, partnerships, small business, corporations, non-profit organizations and other institutions. Contact your Service Agent or Bankers Trust for further information. Bankers Trust can set up your new account in the Fund under a number of several tax-sheltered plans. These plans contain special tax advantages and let you invest for retirement while sheltering your investment income from current taxes. Minimums may differ from those listed elsewhere in the Prospectus.

* Individual Retirement Accounts (IRAs): personal savings plans that offer tax advantages for individuals to set aside money for retirement and allow new contributions of $2,000 per tax year.

* Rollover IRAs: tax deferred retirement accounts that retain the special tax advantages of lump sum distributions from qualified retirement plans and transferred IRA accounts.

* Simplified Employees Pension Plans (SEP): a relatively easy and inexpensive alternative to retirement planning for sole proprietors, partnerships and corporations. Under a SEP, employers make deductible contributions to their own and to eligible employees' IRA accounts. Employee contributions are available through a "Salary Deferral" SEP for businesses with fewer than 25 eligible employees.

* Keogh Plans: defined contribution plans available to individuals with self-employed income and non incorporated businesses such as sole proprietors, professionals and partnerships. Contributions are tax-deductible to the employer and earnings are tax sheltered until distribution.

* Corporate Profit Sharing and Money Purchase Plans: defined contribution plans available to corporations to benefit their employees by making contributions on their behalf and in some cases permitting their employees to make contributions.

* 401(k) Programs: defined contribution plans available to corporations allowing tax deductible employer contributions and permitting employees to contribute a percentage of their wage on a tax-deferred basis.

* 403(b) Custodian Accounts: defined contribution plans open to employees of most non-profit organization and educational institutions.

* Deferred Benefit Plans: plan sponsors may invest all or part of their pension assets in the Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES
Distributions. The Fund distributes substantially all of its net investment income and capital gains to shareholders each year. Income dividends and any net capital gains are distributed in December. Unless a shareholder instructs the Trust to pay such dividends and distributions in cash, they will be automatically reinvested in additional shares of the Fund.

Federal Taxes. Distributions from the Fund's income and short-term capital gains are taxed as dividends and long-term capital gains. The Fund's distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional shares. Distributions declared to shareholders of record in November and December and paid in January are taxable as if paid on December 31. The Fund will send each shareholder a tax statement by January 31 showing the tax status of the distributions received in the past year.

Capital Gains. You may realize a capital gain or loss when you redeem (sell) or exchange shares. Because the tax treatment also depends on your purchase price and your personal tax position, you should keep your regular account statements to use in determining your tax.

"Buying a Dividend." On the ex-date for a distribution from income and/or capital gains, the Fund's share value is reduced by the amount of distribution. If you buy shares just before the ex-date ("buying a dividend"), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Other Tax Information. In addition to Federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area.

Income received by the Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolio's assets to be invested in various countries will vary.

If the Portfolio is liable for foreign taxes, and if more than 50% of the value of the Portfolio's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, it may make an election pursuant to which certain foreign taxes paid by it would be treated as having been paid directly by shareholders of the entities, such as the Fund which have invested in the Portfolio. Pursuant to such election, the amount of foreign taxes paid will be included in the income for Fund shareholders, and Fund shareholders (except tax-exempt shareholders) may, subject to certain limitations, claim either a credit or deduction for the taxes. Each Fund shareholder will be notified after the close of the Portfolio's taxable year whether the foreign taxes paid will "pass through" for that year and, if so, such notifications will designate (a) the shareholder's portion of the foreign taxes paid to each such country and (b) the portion which represents income derived from sources within each such country.

The amount of foreign taxes for which a shareholder may claim a credit in any year will generally be subject to a separate limitation for "passive income," which includes, among other items of income, dividends, interest and certain foreign currency gains. Because capital gains realized by the Portfolio on the sale of foreign securities will be treated as U.S. source income, the available credit of foreign taxes paid with respect to such gains may be restricted by this limitation.


PERFORMANCE INFORMATION AND REPORTS
The Fund's performance may be used from time to time in advertisements, shareholder reports or other communications to shareholders or prospective shareholders. Performance information may include the Fund's investment results and/or comparisons of its investment results to various unmanaged indices such as MSCI Combined Asia Index, MSCI combined Far East Free Excluding Japan Index, or Lipper Pacific Region Funds Average or results of other mutual funds or investment or savings vehicles. The Fund's investment results as used in such communications will be calculated on a total rate of return basis in the manner set forth below. From time to time, fund rankings may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line and Morningstar, Inc.


The Trust may provide period and average annualized "total return" quotations for the Fund. The Fund's "total return" refers to the change in the value of an investment in the Fund over a stated period based on any change in net asset value per share and including the value of any shares purchasable with any dividends or capital gains distributed during such period. Period total return may be annualized. An annualized total return is a compounded total return which assumes that the period total return is generated over a one-year period, and that all dividends and capital gain distributions are reinvested. An annualized total return will be higher than a period total return if the period is shorter than one year because of the compounding effect.

Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of the Fund will vary depending upon interest rates, the current market value of the securities held by the Portfolio and changes in the Fund's expenses. In addition, during certain periods for which total return quotations may be provided, Bankers Trust, as Adviser, Service Agent or Administrator, or Signature, as Distributor, may have voluntarily agreed to waive portions of their fees on a month-to-month basis. Such waivers will have the effect of increasing the Fund's net income (and, therefore, its total return) during the period such waivers are in effect.


Shareholders will receive financial reports semi-annually that include the Portfolio's financial statements, including listings of investment securities held by the Portfolio at those dates. Annual reports are audited by independent accountants.

MANAGEMENT OF THE TRUST AND BT INVESTMENT PORTFOLIOS
BOARD OF TRUSTEES
The affairs of the Trust and the BT Investment Portfolios are managed under the supervision of their respective Board of Trustees. By virtue of the responsibilities assumed by Bankers Trust, as the Administrator of the Trust and the BT Investment Portfolios, neither the Trust nor BT Investment Portfolios requires employees other than its officers. None of the Trust's or BT Investment Portfolios' officers devotes full time to the affairs of the Trust or BT Investment Portfolios.

The Trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) of the Trust or of the BT Investment Portfolios, as the case may be, (the "Independent Trustees") have adopted written procedures reasonably appropriate to deal with potential conflicts of interest, up to and including creating separate boards of trustees, arising from the fact that several of the same individuals are trustees of the Trust and BT Investment Portfolios. For more information with respect to the Trustees of both the Trust and BT Investment Portfolios, see "Management of the Trust and Portfolios" in the Statement of Additional Information.


INVESTMENT ADVISER
The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of the Fund by investing all the Assets of the Fund in the Portfolio. BT Investment Portfolios has retained the services of Bankers Trust as investment adviser.


Bankers Trust, a New York banking corporation with principal offices at 280 Park Avenue, New York, New York 10017, is a wholly owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional market. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional markets. As of September 30, 1995, Bankers Trust New York Corporation was the ninth largest bank holding company in the United States with total assets of approximately $104 billion. Bankers Trust is a worldwide merchant bank dedicated to servicing the needs of corporations, governments, financial institutions and private clients through a global network of over 120 offices in more than 40 countries. Investment management is a core business of Bankers Trust, built on a tradition of excellence from its roots as a trust bank founded in 1903. The scope of Bankers Trust's investment management capability is unique due to its leadership positions in both active and passive quantitative management and its presence in major equity and fixed income markets around the world. Bankers Trust is one of the nation's largest and most experienced investment managers with approximately $200 billion in assets under management globally.

Bankers Trust has more than 50 years of experience managing retirement assets for the nation's largest corporations and institutions. In the past, these clients have been serviced through separate account and commingled fund structures. Now, the BT Family of Funds brings Bankers Trust's extensive investment management expertise -- once available to only the largest institutions in the U.S. -- to individual investors.

Bankers Trust, subject to the supervision and direction of the Board of Trustees of BT Investment Portfolios, manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. Bankers Trust may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as investment adviser.


All orders for investment transactions on behalf of the Portfolio are placed by Bankers Trust with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or a sale of an investment for the Portfolio only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents or customers of Bankers Trust.

Under its Investment Advisory Agreement, Bankers Trust receives a fee from the Portfolio, computed daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of the Portfolio. Although the investment advisory fee is higher than the investment advisory fee paid by most funds, it is not higher than the investment advisory fees paid by many other international or Pacific Basin funds.


Bankers Trust's officers have had extensive experience in managing investment portfolios having objectives similar to those of the Portfolio. Bankers Trust has been advised by its counsel that, in counsel's opinion, Bankers Trust currently may perform the services for the Trust and the Portfolio described in this Prospectus and the Statement of Additional Information without violation of the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretations of relevant Federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law.


SUB-INVESTMENT ADVISER
Bankers Trust has entered into a sub-investment advisory agreement (the "Sub-Advisory Agreement") with BT Fund Managers International Limited ("BT Fund Managers International"), a wholly owned subsidiary of Bankers Trust Australia Limited ("BTAL") in Sydney. BTAL is a wholly owned subsidiary of Bankers Trust New York Corporation. Under the Sub-Advisory Agreement, Bankers Trust may receive investment advice and research services with respect to companies based in the Pacific Basin and may grant BT Fund Managers International investment management authority as well as the authority to buy and sell securities if Bankers Trust believes it would be beneficial to the Portfolio. Under the Sub-Advisory Agreement, BT Fund Managers International receives a fee from Bankers Trust for providing investment advice and research services, computed daily and paid monthly, at the annual rate of 0.60% of the average daily assets of the Portfolio.

BTAL, which was granted a banking license in 1986, is the parent of Bankers Trust Australia Group which has offices in Sydney, Melbourne, Perth, Brisbane, Adelaide, London and Hong Kong. A representative office of Bankers Trust Company was opened in Australia in 1966 and Australian merchant banking operations commences in 1969. A related organization, Bankers Trust New Zealand Limited, was established in 1986. Although BTAL has not previously served as investment adviser for a registered investment company, BTAL provides investment services for a range of clients.

Paul Durham, Vice President of BTAL, is responsible for the day-to-day management of the Portfolio. Mr. Durham has been employed by Bankers Trust since January, 1988 and has managed the Portfolio's assets since November, 1993.

ADMINISTRATOR
Under its Administration and Services Agreement with the Trust, Bankers Trust calculates the net asset value of the Fund and generally assists the Board of Trustees of the Trust in all aspects of the administration and operation of the Trust. The Administration and Services Agreement provides for the Trust to pay Bankers Trust a fee, computed daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of the Fund.


Under an Administration and Services Agreement with BT Investment Portfolios, Bankers Trust calculates the value of the assets of the Portfolio and generally assists the Board of Trustees of BT Investment Portfolios in all aspects of the administration and operation of BT Investment Portfolios. The Administration and Services Agreement provides for the Portfolio to pay Bankers Trust a fee, computed daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of the Portfolio. Under the Administration and Services Agreement, Bankers Trust may delegate one or more of its responsibilities to others, including Signature, at Bankers Trust's expense. For more information, see the Statement of Additional Information.


DISTRIBUTOR
Under its Distribution Agreement with the Trust, Signature, as Distributor, serves as the Trust's principal underwriter on a best efforts basis. In addition, Signature provides the Trust with office facilities. Signature is a wholly owned subsidiary of Signature Financial Group, Inc. ("SFG"). SFG and its affiliates currently provide administration and distribution services for other registered investment companies. The principal business address of SFG and Signature is 6 St. James Avenue, Boston, Massachusetts 02116.


Pursuant to the terms of the Trust's Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), Signature may seek reimbursement in an amount not exceeding 0.20% of the Fund's average daily net assets annually for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares, including, but not limited to, compensation to and expenses (including overhead and telephone expenses) of account executives or other employees of Signature who, as their primary activity, engage in or support the distribution of shares; printing of prospectuses, statements of additional information and reports for other than existing Fund shareholders in amounts in excess of that typically used in connection with the distribution of shares of the Fund; costs of placing advertising in various media; services of parties other than Signature or its affiliates in formulating sales literature, and typesetting, printing and distribution of sales literature. All costs and expenses in connection with implementing and operating the Plan will be paid by the Fund, subject to the 0.20% of net assets limitation. All costs and expenses associated with preparing the Fund's prospectus and statement of additional information and in connection with printing them for and distributing them to existing shareholders and regulatory authorities, which costs and expenses would not be considered distribution expenses for purposes of the Plan, will also be paid by the Fund. To the extent expenses of Signature under the Plan in any fiscal year of the Trust exceed amounts payable under the Plan during that year, those expenses will not be reimbursed in any succeeding fiscal year. Expenses incurred in connection with distribution activities will be identified to the Fund or the other series of the Trust involved, although it is anticipated that some activities may be conducted on a Trust-wide basis, with the result that those activities will not be identifiable to any particular series. In the latter case, expenses will be allocated among the series of the Trust on the basis of their relative net assets. It's not expected that any payment will be made under the Plan in the foreseeable future.

SERVICE AGENT
All shareholders must be represented by a Service Agent. Bankers Trust acts as a Service Agent pursuant to its Administration and Services Agreement with the Trust and receives no additional compensation from the Fund for such shareholder services. The service fees of any other Service Agent, including broker-dealers, will be paid by Bankers Trust from its fees. The services provided by a Service Agent may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as the Administrator or the Service Agent's clients may reasonably request and agree upon with the Service Agent. Service Agents may separately charge their clients additional fees only to cover provision of additional or more comprehensive services not already provided under the Administration and Service Agreement with Bankers Trust, or the type of scope not generally offered by a mutual fund, such as cash management services or enhanced retirement or trust reporting. Each Service Agent has agreed to transmit to shareholders, who are its customers, appropriate disclosures of any fees that it may charge them directly.


CUSTODIAN AND TRANSFER AGENT
Bankers Trust acts as Custodian of the assets of the Trust and BT Investment Portfolios and serves as the Transfer Agent for the Trust and BT Investment Portfolios under the Administration and Services Agreements with the Trust and BT Investment Portfolios.

ORGANIZATION OF THE TRUST
The Trust was organized on July 21, 1986 under the laws of the Commonwealth of Massachusetts. The Fund is a separate series of the Trust and was established and designated as a separate series of the Trust on August 6, 1993. The Trust offers shares of beneficial interest of separate series, par value $0.001 per share. The shares of the other series of the Trust are offered through separate prospectuses. No series of shares has any preference over any other series.


The Trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

When matters are submitted for shareholder vote, shareholders of the Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of the Fund is required on any matter affecting the Fund on which shareholders are entitled to vote. Shareholders of the Fund are not entitled to vote on Trust matters that do not affect the Fund. There normally will be no meeting of shareholders for the purpose of electing Trustees of the Trust unless and until such time as less than a majority of the Trust's Trustees holding office have been elected by shareholders, at which time the Trust's Trustees then in office will call a shareholder's meeting for the election of trustees. Any Trustee of the Trust may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares.

The Portfolio is a series of BT Investment Portfolios, an open-end management investment company. BT Investment Portfolios was organized as a trust under the laws of the State of New York. BT Investment Portfolios' Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio. The interests in BT Investment Portfolios are divided into separate series, such as the Portfolio. No series of BT Investment Portfolios has any preference over any other series.

Each series of the Trust will not be involved in any vote involving a Portfolio in which it does not invest its Assets. Shareholders of all of the series of the Trust will, however, vote together to elect Trustees of the Trust and for certain other matters. Under certain circumstances the shareholders of one or more series could control the outcome of these votes. The series of BT Investment Portfolios will vote separately or together in the same manner as the series of the Trust. Under certain circumstances, the investor in one or more series of BT Investment Portfolios could control the outcome of these votes.

EXPENSES OF THE TRUST
The Fund bears its own expenses. Operating expenses for the Fund generally consist of all costs not specifically borne by Bankers Trust or Signature, including administration and service fees, fees for necessary professional services, amortization of organizational expenses, and costs associated with regulatory compliance and maintaining legal existence and shareholder relations. Bankers Trust and Signature have agreed to reimburse the Fund to the extent required by applicable state law for certain expenses that are described in the Statement of Additional Information. The Portfolio bears its own expenses. Operating expenses for the Portfolio generally consist of all costs not specifically borne by Bankers Trust or Signature, including investment advisory and administration and services fees, fees for necessary professional services, amortization of organizational expenses, the costs associated with regulatory compliance and maintaining legal existence and investor relations.

ADDITIONAL INFORMATION
American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs"). The Portfolio may invest in securities of foreign issuers directly in the form of ADRs, GDRs, EDRs or other similar securities representing securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. Designed for use in U.S. and European securities markets, respectively, ADRs, GDRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies. ADRs, GDRs and EDRs are subject to the same risks as the foreign securities to which they relate.

When Issued and Delayed Delivery Securities. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to the Portfolio unless settlement takes place. The Portfolio maintains with the Custodian a segregated account containing high grade liquid securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged.


Rule 144A Securities. The Portfolio may purchase securities in the United States that are not registered for sale under Federal securities laws but which can be resold to institutions under the SEC's Rule 144A. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the Portfolio's 15% limit on illiquid securities. Under the supervision of the Board of Trustees of the Portfolio, Bankers Trust determines the liquidity of restricted securities and, through reports from Bankers Trust, the Board will monitor trading activity in restricted securities. Because Rule 144A is relatively new, it is not possible to predict how these markets will develop. If institutional trading in restricted securities were to decline, the liquidity of the Portfolio could be adversely affected. No more than 10% of the Portfolio's assets may be invested in securities restricted as to transfer or re-sale, including 144A securities.


Securities Lending. The Portfolio is permitted to lend up to 30% of the total value of its securities. These loans must be secured continuously by cash or equivalent collateral or by a letter of credit at least equal to the market value of the securities loaned plus accrued income. By lending its securities, the Portfolio can increase its income by continuing to receive income on the loaned securities as well as by the opportunity to receive interest on the collateral. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its investors. In lending securities to brokers, dealers and other organizations, the Portfolio is subject to risk which, like those associated with other extensions of credit, include delays in recovery and possible loss of rights in the collateral should the borrower fail financially.


Foreign Currency Exchange Transactions. Because the Portfolio buys and sells securities denominated in currencies other than the U.S. dollar and receives interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Portfolio from time to time may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Portfolio either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies.

A forward foreign currency exchange contract is an obligation by the Portfolio to purchase or to sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the inter bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. The Portfolio maintains with its custodian a segregated account of high grade liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Portfolio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

The Portfolio may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or change in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parties will be incorporated into Bankers Trust's long-term investment decisions, the Portfolio will not routinely enter into foreign currency hedging transactions with respect to security transactions, however, Bankers Trust believes that it is important to have the flexibility to enter into foreign currency hedging transactions when it determines that the transactions would be in the Portfolio's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.


Options on Foreign Currencies. The Portfolio may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. The Portfolio may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different, but related currency. As with other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be used to hedge against fluctuations in exchange rates although, in the event of exchange rate movements adverse to the Portfolio's position, it may forfeit the entire amount of the premium plus related transaction costs. In addition, the Portfolio may purchase call options on a currency when the investment adviser anticipates that the currency will appreciate in value.


There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time. If the Portfolio is unable to effect a closing purchase transaction with respect to covered options it has written, the Portfolio will not be able to sell the underlying currency or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Portfolio is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying currency. The Portfolio pays brokerage commissions or spreads in connection with its options transactions.

As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-rated currency options. The Portfolio's ability to terminate over-the-counter options ("OTC Options") will be more limited than the exchange-traded options. It is also possible that broker-dealers participating in OTC Options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Portfolio will treat purchased OTC Options and assets used to cover written OTC Options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

Options on Stocks. The Portfolio may write and purchase options on stocks. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying stock at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy the underlying stock at the exercise price at any time during the option period. A covered call option with respect to which the Portfolio owns the underlying stock sold by the Portfolio exposes the Portfolio during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying stock or to possible continued holding of a stock which might otherwise have been sold to protect against depreciation in the market price of the stock. A covered put option sold by the Portfolio exposes the Portfolio during the term of the option to a decline in price of the underlying stock. A put option sold by the Portfolio is covered, when among other things, cash or liquid securities are placed in a segregated account to fulfill the obligations undertaken.

To close out a position when writing covered options, the Portfolio may make a "closing purchase transaction" which involves purchasing an option on the same stock with the same exercise price and expiration date as the option which it has previously written on the stock. The Portfolio will realize a profit or loss for a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Portfolio, may make a "closing sale transaction" which involves liquidating the Portfolio's position by selling the option previously purchased.

The Portfolio intends to treat OTC Options purchased and the assets used to "cover" OTC Options written as not readily marketable and therefore subject to the limitations described in "Investment Restrictions" in the Statement of Additional Information.


Options on Foreign Stock Indices. The Portfolio may purchase and write put and call options on foreign stock indices listed on domestic and foreign stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

Options on stock indices are generally similar to options on stocks except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holders the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

To the extent permitted by U.S. Federal or state securities laws, the Portfolio may invest in options on foreign stock indices in lieu of direct investment in foreign securities. The Portfolio may also use foreign stock index options for hedging purposes.

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the portfolio will realize a gain or loss from the purchase or writing of options in an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in price of a particular stock. Accordingly, successful use by the Portfolio of options on stock indices will be subject to Bankers Trust's ability to predict correctly movement in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Futures Contracts on Foreign Stock Indices. The Portfolio may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of foreign securities ("Futures Contracts"). This investment technique is designed only to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by the Portfolio or adversely affect the prices of securities which are intended to be purchased at a later date for the Portfolio. A Futures Contract may also be entered into to close out or offset an existing futures position.

In general, each transaction in Futures Contracts involves the establishment of a position which will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures position taken for the Portfolio will rise in value by an amount which approximately offsets the decline in value of the portion of the Portfolio's investments that is being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized.

Although Futures Contracts would be entered into for hedging purposes only, such transactions do involve certain risks. These risks could include a lack of correlation between the Futures Contract and the foreign equity market being hedged, a potential lack of liquidity in the secondary market and incorrect assessments of market trends which may result in poorer overall performance than if a Futures Contract had not been entered into.

Brokerage costs will be incurred and "margin" will be required to be posted and maintained as a good faith deposit against performance of obligations under Futures Contracts written for the Portfolio. The Portfolio may not purchase or sell a Futures Contract if immediately thereafter its margin deposits on its outstanding Futures Contracts would exceed 5% of the market value of the Portfolio's total assets.


Options on Futures Contracts. The Portfolio may invest in options on such futures contracts for similar purposes.


The Portfolio will write and purchase put and call options only to the extent permitted by the policies of state securities authorities in states where shares of the Fund are qualified for offer and sale.

There can be no assurance that the use of these portfolio strategies will be successful.

Repurchase Agreements. In a repurchase agreement the Portfolio buys a security and simultaneously agrees to sell it back at a higher price. In the event of the bankruptcy of the other party to either a repurchase agreement or a securities loan, the Portfolio could experience delays in recovering either its cash or the securities it lent. To the extent that, in the meantime, the value of the securities repurchased had decreased or the value of the securities lent had increased, the Portfolio could experience a loss. In all cases, Bankers Trust must find the creditworthiness of the other party to the transaction satisfactory. A repurchase agreement is considered a collateralized loan under the 1940 Act.

Asset Coverage. To assure that the Portfolio's use of futures and related options, as well as when-issued and delayed-delivery securities and foreign currency exchange, are not used to achieve investment leverage, the Portfolio will cover such transactions, as required under applicable interpretations, of the SEC, either by owning the underlying securities or by establishing a segregated account with the Portfolio's custodian containing high grade liquid debt securities in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these instruments or contracts.

            INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR
                            BANKERS TRUST COMPANY

                                 DISTRIBUTOR
                    SIGNATURE BROKER-DEALER SERVICES, INC.

                         CUSTODIAN AND TRANSFER AGENT
                            BANKERS TRUST COMPANY

                           INDEPENDENT ACCOUNTANTS
                           COOPERS & LYBRAND L.L.P.

                                   COUNSEL
                           WILLKIE FARR & GALLAGHER

 ..............................................................................

No person has been authorized to give any information or to make any representation other than those contained in the Trust's Prospectuses, its Statements of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representation must not be relied on as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.
 ..............................................................................

BT INVESTMENT FUNDS



PROSPECTUS: JANUARY 29, 1996                       Latin American

Please read this Prospectus carefully              Equity Fund
before investing and retain it for future
reference. It contains important
information about the Fund that you should
know and can refer to in deciding whether
the Fund's goals match your own.
                                                o  Seeks long-term capital
A Statement of Additional Information (SAI)        appreciation through
with the same date has been filed with the         investment primarily in
Securities and Exchange Commission, and is         the equity securities of
incorporated herein by reference. You may          Latin American issuers
request a free copy of the Statement by            or companies domiciled
calling the Fund's Service Agent at                in or doing business in
1-800-730-1313.                                    Latin America.

UNLIKE OTHER MUTUAL FUNDS, THE FUND SEEKS
TO ACHIEVE ITS INVESTMENT OBJECTIVE BY
INVESTING ALL OF ITS INVESTABLE ASSETS IN
THE PORTFOLIO WHICH IS A SEPARATE FUND WITH
AN IDENTICAL INVESTMENT OBJECTIVE. SEE
"SPECIAL INFORMATION CONCERNING
MASTER-FEEDER FUND STRUCTURE" ON PAGE 14.


THE PORTFOLIO MAY BORROW MONEY FOR
INVESTMENT IN SECURITIES. SUCH LEVERAGE
WILL EXAGGERATE ANY INCREASE OR DECREASE IN
THE VALUE OF SHARES IN THE FUND. BORROWING
ALSO INVOLVES COSTS TO THE PORTFOLIO. SEE
"LEVERAGE" ON PAGE 7 HEREIN. INVESTMENTS IN
LATIN AMERICAN SECURITIES MARKETS AND THE
USE OF LEVERAGE CAN INVOLVE SIGNIFICANT
RISKS. THE FUND MAY BE CONSIDERED A
SPECULATIVE INVESTMENT AND IS DESIGNED FOR
AGGRESSIVE INVESTORS. SHARES OF THE FUND
ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, BANKERS TRUST
COMPANY AND THE SHARES ARE NOT FEDERALLY
INSURED BY THE FEDERAL DEPOSIT INSURANCE
CORPORATION, THE FEDERAL RESERVE BOARD OR
ANY OTHER AGENCY.


LIKE SHARES OF ALL MUTUAL FUNDS, THESE             BANKERS TRUST COMPANY
SECURITIES HAVE NOT BEEN APPROVED OR               Investment Adviser of the
DISAPPROVED BY THE SECURITIES AND EXCHANGE         Portfolio and Administrator
COMMISSION OR ANY STATE SECURITIES COMMISSION
NOR HAS THE SECURITIES AND EXCHANGE COMMISSION     SIGNATURE BROKER-
OR ANY STATE SECURITIES COMMISSION PASSED UPON     DEALER SERVICES, INC.
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.       Distributor
ANY REPRESENTATION TO THE CONTRARY IS A            6 St. James Avenue
CRIMINAL OFFENSE.                                  Boston, Massachusetts 02116

TABLE OF CONTENTS

------------------------------------------------------------------------------
                                                                          PAGE
 ..............................................................................
Summary of Fund Expenses                                                     3
Fund Financial Highlights                                                    4
Investment Objective, Policies and Risks                                     5
Risk Factors; Matching the Fund to your Investment Needs                     9
Net Asset Value                                                             15
Purchase and Redemption of Shares                                           15
Dividends, Distributions and Taxes                                          18
Performance Information and Reports                                         19
Management of the Trust and BT Investment Portfolios                        20
Additional Information                                                      25
------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES
The following table provides (i) a summary of expenses relating to purchases and sales of the shares of the Latin American Equity Fund (the "Fund") and the aggregate annual operating expenses of the Fund and the expenses of the Latin American Equity Portfolio (the "Portfolio"), as a percentage of average net assets of the Fund and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment in the Fund. THE TRUSTEES OF THE BT INVESTMENT FUNDS (THE "TRUST") BELIEVE THAT THE AGGREGATE PER SHARE EXPENSES OF THE FUND AND THE PORTFOLIO WILL BE LESS THAN OR APPROXIMATELY EQUAL TO THE EXPENSES WHICH THE FUND WOULD INCUR IF THE TRUST RETAINED THE SERVICES OF AN INVESTMENT ADVISER AND THE INVESTABLE ASSETS ("ASSETS") OF THE FUND WERE INVESTED DIRECTLY IN THE TYPE OF SECURITIES BEING HELD BY THE PORTFOLIO.

------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES
(as a percentage of the average daily net assets of the Fund)
 ..............................................................................
Investment advisory fee (after reimbursement or waiver)                  0.41%
12b-1 fees                                                               0.00
Other expenses (after reimbursements or waivers)                         1.59
 ..............................................................................

Total operating expenses (after reimbursements or waivers)               2.00%
 ..............................................................................

EXAMPLE                                                                  1 year         3 years        5 years       10 years
 ..............................................................................................................................
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the
  end of each time period                                                  $20              $63           $108           $233
-------------------------------------------------------------------------------------------------------------------------------


The expense table and the example above show the costs and expenses that an investor will bear directly or indirectly as a shareholder of the Fund. While reimbursement of distribution expenses in amounts up to 0.20% of average net assets are authorized to be made pursuant to the Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") it is not expected that any payments will actually be made under that plan in the foreseeable future. Bankers Trust Company ("Bankers Trust") has voluntarily agreed to waive a portion of its investment advisory fee. Without such waiver, the Portfolio's investment advisory fee would be equal to 1.00%. The expense table and the example reflect a voluntary undertaking by Bankers Trust or Signature Broker-Dealer Services, Inc. ("Signature") to waive or reimburse expenses such that total operating expenses will not exceed 2.00% of the Fund's average net assets annually. In the absence of this undertaking, for the fiscal year ended September 30, 1995, the total operating expenses would be equal to approximately 3.17% of the Fund's average net assets annually. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Moreover, while each example assumes a 5% annual return, actual performance will vary and may result in a return greater or less than 5%.

The Fund is sold by Signature as the Trust's distributor (the "Distributor") to customers of Bankers Trust or to customers of another bank or a dealer or other institution that has a sub-shareholder servicing agreement with Bankers Trust (along with Bankers Trust, a "Service Agent"). Some Service Agents may impose certain conditions on their customers in addition to or different from those imposed by the Fund and may charge their customers a direct fee for their services. Each Service Agent has agreed to transmit to shareholders who are its customers appropriate disclosures of any fees that it may charge them directly.

For more information with respect to the expenses of the Fund and the Portfolio see "Management of the Trust and BT Investment Portfolios" herein.

FUND FINANCIAL HIGHLIGHTS
The following table shows selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data of the Fund for each period indicated and has been audited by Coopers & Lybrand L.L.P., the Fund's independent accountants, whose report thereon appears in the Fund's Annual Report which is incorporated by reference in the Fund's Statement of Additional Information.

---------------------------------------------------------------------------------------------------------------
                                                                                                 FOR THE PERIOD
                                                                                               OCTOBER 25, 1993
                                                                            FOR THE               (COMMENCEMENT
                                                                         YEAR ENDED           OF OPERATIONS) TO
                                                                 SEPTEMBER 30, 1995          SEPTEMBER 30, 1994
 ...............................................................................................................
SELECTED PER SHARE DATA
 ...............................................................................................................
Net Asset Value, Beginning of Period                                $ 14.59                    $ 10.00
Income from Investment Operations
  Net Investment Income                                                0.03                       0.00#
  Net Realized and Unrealized Gain (loss) on Securities and
    Foreign Currency                                                  (5.92)                      4.59
 ...............................................................................................................
  Total from Investment Operations                                    (5.89)                      4.59
 ...............................................................................................................
Less Distributions
  Distributions from Net Realized Gain from Securities
    Transactions                                                      (0.20)                        --
 ...............................................................................................................
Net Asset Value, End of Period                                      $  8.50                    $ 14.59
 ...............................................................................................................
TOTAL INVESTMENT RETURN                                              (40.68%)                    50.01%*

RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to Average Net Assets                   0.29%                      0.03%*
Ratio of Expenses to Average Net Assets, Including Expenses
  of the Latin American Equity Portfolio                               2.00%                      2.00%*
Decrease Reflected in Above Expense Ratio Due to Absorption
  of Expenses by Bankers Trust                                         1.17%                      1.27%*
Net Assets, End of Period (000's omitted)                           $13,624                    $27,489
---------------------------------------------------------------------------------------------------------------

* Annualized
# Less than $0.01 per share

INVESTMENT OBJECTIVE POLICIES AND RISKS
The Fund's investment objective is long-term capital appreciation from investment primarily in the equity securities (or other securities with equity characteristics) of companies domiciled in, or doing business in, Latin America; the production of any current income is incidental to this objective. Investment in such securities involves certain considerations which are not normally involved in investment in securities of U.S. issuers, and an investment in the Fund may be considered speculative. The Fund may borrow money for investment purposes and invest up to 10% of its assets in restricted securities (including Rule 144A securities) which may involve greater risk and increased Fund expenses.


There can be no assurances that the investment objective of either the Fund or the Portfolio will be achieved. The investment objective of each of the Fund and the Portfolio is not a fundamental policy and may be changed upon notice to but without the approval of the Fund's shareholders or the Portfolio's investors, respectively. See "Special Information Concerning Master-Feeder Fund Structure" on page 14 herein.

LATIN AMERICAN EQUITY PORTFOLIO
The investment objective of the Portfolio is long-term capital appreciation through investment primarily in the equity securities (or other securities with equity characteristics) of companies domiciled in, or doing business in, Latin America; the production of any income is incidental to this objective. It is expected under normal conditions that at least 65% of the Portfolio's total assets will be invested in the equity securities of Latin American issuers. There can be no assurance that the Portfolio will be able to achieve its investment objective.


For purposes of this prospectus, "Latin America" is defined as Mexico, and all countries in Central America and South America, including Argentina, Brazil, Chile and Venezuela. The Portfolio will invest in Argentina, Brazil, Chile, Colombia, Peru, Mexico and Venezuela.


Equity Investments. The Portfolio invests primarily in common stock and other securities with equity characteristics. For purposes of the Portfolio's policy of investing at least 65% of the value of its total assets in the equity securities of Latin American issuers, "equity securities" are defined as common stock, preferred stock, trust or limited partnership interests, rights and warrants, to subscribe to or purchase such securities, sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs"), and convertible securities, consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. The Portfolio invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets and may invest in restricted or unlisted securities.


With respect to certain countries in which capital markets are either less developed or not easily accessed, investments by the Portfolio may be made through investment in closed-end investment companies that in turn are authorized to invest in the securities of such countries. Investment in other investment companies is limited in amount by the 1940 Act, will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies and may result in a duplication of fees and expenses.

As used in this prospectus, "securities of Latin American issuers" is defined as: (i) securities of companies the principal securities trading market for which is in Latin America; (ii) securities, traded in any market, of companies that derive 50% or more of their total revenue from either goods or services produced in Latin America or sales made in Latin America; (iii) securities of companies organized under the laws of, and with a principal office in, Latin America; or (iv) securities issued or guaranteed by the government of a country in Latin America, its agencies or instrumentalities, political subdivisions or the central bank of such a country. Determinations as to eligibility will be made by Bankers Trust, under the supervision of the Board of Trustees of BT Investment Portfolios, based on publicly available information and inquiries made to the companies. (See "Risk Factors; Matching the Fund to your Investment Needs," for a discussion of the nature of information publicly available for non-U.S. companies.)

Bankers Trust intends to consider investment only in those countries in Latin America in which it believes investing is feasible and does not involve undue political risks. As of the date of this Prospectus, this list included Argentina, Brazil, Chile, Colombia, Mexico, Peru and Venezuela. The list of acceptable countries will be reviewed by Bankers Trust and approved by the Board of Trustees of BT Investment Portfolios, on a periodic basis and any additions or deletions with respect to such list will be made in accordance with changing economic and political circumstances involving such countries.

The Portfolio's investments will be diversified among at least three Latin American countries. Criteria for determining the appropriate distribution of investments among various countries and regions include the prospects for relative growth among the countries, expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships and the range of alternative opportunities available to international investors. The Portfolio seeks to benefit from economic and other developments in Latin America.

Bankers Trust will seek to select individual investments for the Portfolio. Criteria for selection of individual securities include the issuer's competitive position, prospects for growth, managerial strength, earnings quality, underlying asset value, relative market value and overall marketability. The Portfolio may invest in securities of companies having various levels of net worth, including smaller companies whose securities may be more volatile than securities offered by larger companies with higher levels of net worth.

Fixed Income Investments. For purposes of seeking capital appreciation, the Portfolio may invest up to 35% of its total assets in debt securities (defined as bonds, notes, debentures, commercial paper, certificates of deposit, time deposits and bankers' acceptances) of Latin American issuers which are rated at least C by Standard & Poor's Corporation ("S&P") or C by Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of Bankers Trust. See "Risk Factors." As an operating policy, which may be changed by the Board of Trustees of BT Investment Portfolios, the Fund will not invest more than 10% of its total assets in debt securities rated BBB or lower by S&P or Baa or lower by Moody's. Securities which are rated BBB by S&P or Baa by Moody's possess speculative characteristics. Investments in lower-rated long-term obligations, including securities rated from BB to C by S&P or Ba to C by Moody's or, if unrated, of comparable quality in the opinion of Bankers Trust, involve special risks as compared with investments in higher-rated debt obligations, including greater sensitivity to general economic downturns and significant increases in interest rates, greater market price volatility, and less liquid secondary trading markets. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) will be carefully analyzed by Bankers Trust to insure, to the extent possible, that the planned investment is sound. Bonds rated C by S&P are of the lowest quality and may be used when the issuer has filed a bankruptcy petition, but debt payments are still being paid. Moody's lowest rating is C, which is applied to bonds which have extremely poor prospects for ever attaining any real investment standing. Certain debt securities can provide the potential for capital appreciation based on various factors such as changes in interest rates, economic and market conditions, improvement in an issuer's ability to repay principal and pay interest and ratings upgrades. Additionally, convertible bonds offer the potential for capital appreciation through the conversion feature, which enables the holder of the bond to benefit from increases in the market price of the securities into which they are convertible.


Brady Bonds. The Portfolio may also invest in "Brady bonds," which have recently been issued by the governments of Argentina, Costa Rica, Mexico, Nigeria, Uruguay, Venezuela, Brazil and the Philippines, as well as other emerging market countries. Most Brady bonds are currently rated below BBB by S&P or Baa by Moody's. While Bankers Trust is not aware of the occurrence of any payment defaults on Brady bonds, investors should recognize that these debt securities have been issued only recently and, accordingly, do not have a long payment history. Brady bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the secondary market for Latin American debt.

Reverse Repurchase Agreements. In a reverse repurchase agreement, the Portfolio agrees to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price. At the time the Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account the following: cash; U.S. Government securities; or highgrade liquid debt obligations having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of those securities. Reverse repurchase agreements are considered to be borrowings by the Portfolio for purposes of the limitations described in "Leverage" above.


Short-Term Instruments. The Portfolio intends to stay invested in the securities described above to the extent practical in light of its objective and long-term investment perspective. However, the Portfolio's assets may be invested in short-term instruments with remaining maturities of 397 days or less to meet anticipated redemptions and expenses or for day-to-day operating purposes and may be invested without limit in such obligations when, in Bankers Trust's opinion, it is advisable to adopt a temporary defensive position because of unusual and adverse conditions affecting the equity markets. In addition, when the Portfolio experiences large cash inflows and securities that are consistent with the Portfolio's investment objective are unavailable in sufficient quantities or at attractive prices, the Portfolio may hold short-term investments for a limited time pending availability of such equity securities. Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities;
(iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. These instruments may be denominated in U.S. dollars or in foreign currencies.

Repurchase Agreements. The Portfolio may engage in repurchase agreement transactions with banks and governmental securities dealers approved by the Trustees of the Portfolio. Under the terms of a typical repurchase agreement, the Portfolio would acquire an underlying debt obligation of a kind in which the Portfolio could invest for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligations, including interst. The Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert these rights. Bankers Trust, acting under the supervision of the Board of Trustees of BT Investment Portfolios reviews the creditworthiness of those banks and dealers with which the Portfolio enters in repurchase agreements and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that it is maintained at the required level.


Leverage. The Portfolio may borrow up to one-third of the value of its total assets, from banks or through the use of reverse repurchase agreements, to increase its holdings of portfolio securities. Under the 1940 Act, the Portfolio is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Portfolio's holdings may be disadvantageous from an investment standpoint.

Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of the Portfolio's securities and the Fund's net asset value, and money borrowed by the Portfolio will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

ADDITIONAL INVESTMENT TECHNIQUES
The Portfolio may also utilize the following investments and investment techniques and practices: ADRs, GDRs and EDRs, when-issued and delayed delivery securities, Rule 144A securities, securities lending, foreign currency exchange transactions, options on foreign currencies, options on stocks, options on foreign stock indices, futures contracts on foreign stock indices, options on futures contracts. See "Additional Information" for further information.

ADDITIONAL INVESTMENT LIMITATIONS
As a diversified fund, no more than 5% of the assets of the Portfolio may be invested in the securities of one issuer (other than U.S. Government securities), except that up to 25% of the Portfolio's assets may be invested without regard to this limitation. The Portfolio will not invest more than 25% of its assets in the securities of issuers in any one industry. These are fundamental investment policies of the Portfolio which may not be changed without investor approval. As an operating (non-fundamental) policy, no more than 15% of the Portfolio's net assets may be invested in illiquid or not readily marketable securities (including repurchase agreements and time deposits with remaining maturities of more than seven calendar days). Also, no more than 10% of the Portfolio's net assets may be invested in securities restricted as to transfer or re-sale, including Rule 144A securities. See "Additional Information Rule 144A Securities." Additional investment policies of the Portfolio are contained in the Statement of Additional Information.


RISK FACTORS; MATCHING THE FUND TO YOUR INVESTMENT NEEDS
Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund, nor can there be any assurance that the Fund's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in the Fund can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Portfolio's securities, including economic conditions, market factors and currency exchange rates in Latin America. Additionally, investment decisions made by Bankers Trust will not always be profitable or prove to have been correct.

By itself, the Fund does not constitute a balanced investment plan; the Fund and the Portfolio seek long-term capital appreciation from investments described above. Changes in domestic and foreign interest rates may affect the value of the Portfolio's investments, and rising interest rates can be expected to reduce the Fund's share value. A description of a number of investments and investment techniques available to the Portfolio, including foreign investments and the use of options and futures, and certain risks associated with these investments and techniques is included under "Additional Information." The Fund's share price, yield and total return fluctuate and your investment may be worth more or less than your original cost when you redeem your shares.

RISKS OF INVESTING IN LATIN AMERICAN AND OTHER FOREIGN SECURITIES
Investors should realize that investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Investors should realize that the value of the Portfolio's investments may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Portfolio's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. Any foreign investments made by the Portfolio must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.


The Portfolio will invest in the securities of issuers based in underdeveloped countries. Investment in securities of issuers based in underdeveloped countries entails all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Portfolio's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; (iv) the economies of Latin American countries may be predominantly based in only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates; and (v) securities of issuers located in Latin America may have limited marketability and may be subject to more abrupt or erratic price movements.


Governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in those countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments, such as military coups, have occurred in the past and could also adversely affect the Portfolio's investments in this region.

Certain Latin American countries such as Argentina, Brazil and Mexico are among the world's largest debtors to commercial banks and foreign governments. At times, certain Latin American countries have declared moratoria on the payment of principal and/or interest on outstanding debt. Investment in sovereign debt can involve a high degree of risk.

In recent years, there have been significant improvements in some Latin American economies; however, others continue to experience economic problems, including high inflation rates and high interest rates. The emergence of Latin American economies and securities markets will require economic and fiscal discipline, as well as stable political and social conditions. Recovery may also be influenced by international economic conditions, particularly those in the United States, by world prices for oil and other commodities, and international trade agreements such as the North American Free Trade Agreement. Because Latin American securities generally are denominated and pay dividends or interest in currencies of Latin American countries, and the Portfolio holds various foreign currencies from time to time, the value of the net assets of the Portfolio as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. In order to protect against uncertainty in the level of future foreign currency exchange rates, the Portfolio is authorized to enter into certain foreign currency exchange transactions. See "Additional Information."


Furthermore, the Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. The settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. There is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

In addition to brokerage commissions, custodial services and other costs relating to investment in emerging markets, such as Latin America, are generally more expensive than in the United States. Some markets have been unable to keep pace with the volume of securities transactions, making it difficult to conduct certain transactions. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Portfolio due to subsequent declines in the value of the security, or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser.


RISKS OF INVESTING IN HIGH YIELD ("JUNK") BONDS
The Portfolio is authorized to invest up to 35% of its total assets in medium quality or high risk, lower quality debt securities (commonly known as "junk bonds") that are rated between BBB and as low as D by S&P, and between Baa and as low as C by Moody's or, if unrated, of comparable quality in the opinion of Bankers Trust. As an operating policy, which may be changed by the Board of Trustees of BT Investment Portfolios, the Portfolio will not invest more than 10% of its total assets in debt securities rated BBB or lower by S&P or Baa or lower by Moody's. The Board may consider a change in this operating policy if, in its judgment, economic conditions change such that a higher level of investment in high risk, lower quality debt securities would be consistent with the interests of the Portfolio and its investors. High risk, lower quality debt securities, commonly referred to as "junk bonds" are regarded on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. Unrated debt securities are not necessarily of lower quality than rated securities but they may not be attractive to as many buyers. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) will be carefully analyzed by Bankers Trust to insure, to the extent possible, that the planned investment is sound. The Portfolio may, from time to time, purchase defaulted debt securities if, in the opinion of Bankers Trust, the issuer may resume interest payments in the near future. As an operating policy, the Portfolio will not invest more than 10% of its total assets (at the time of purchase) in defaulted debt securities, which may be illiquid.


PORTFOLIO TURNOVER
The frequency of portfolio transactions -- the Portfolio's turnover rate -- will vary from year to year depending on market conditions. The Portfolio's turnover rate for the year ended September 30, 1995 and for the period from October 25, 1993 (commencement of operations) through September 30, 1994, was 161% and 124%, respectively. Because a higher portfolio turnover rate increases transaction costs and may increase taxable capital gains, Bankers Trust carefully weighs the anticipated benefits of short-term investment against these consequences.



DERIVATIVES
The Portfolio may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets, and can in some circumstances, lead to significant losses. The Adviser will use derivatives only in circumstances where the Adviser believes they offer the most economic means of improving the risk/reward profile of the Portfolio. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indices that by themselves would not be purchased for the Portfolio. The use of derivatives for non-hedging purposes may be considered speculative. A description of the derivatives that the Portfolio may use and some of their associated risks is found under "Additional Information."

Futures contracts and related options are discussed under "Additional Information." Successful use of futures contracts and related options is subject to special risk considerations. A liquid secondary market for any futures or options contract may not be available when a futures or options position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or foreign currency on which the futures or options contracts is based and movements in the securities or currency in the Portfolio. Successful use of futures or options contracts is further dependent on Bankers Trust's ability to correctly predict movements in the securities or foreign currency markets and no assurance can be given that its judgment will be correct. Successful use of options on securities or stock indices is subject to similar risk considerations. In addition, by writing covered call options, the Portfolio gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying securities above the options exercise price.

SPECIAL INFORMATION CONCERNING MASTER-FEEDER FUND STRUCTURE
Unlike other open-end management investment companies (mutual funds) which directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its Assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Information concerning other holders of interests in the Portfolio is available from Bankers Trust at (800) 730-1313.

The master-feeder structure has been developed relatively recently, so shareholders should carefully consider this investment approach.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.


Certain changes in the Portfolio's investment objectives, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

The Fund may withdraw its investment from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the Assets of the Fund in another pooled investment entity having the same investment objectives as the Fund or the retaining of an investment adviser to manage the Fund's Assets in accordance with the investment policies described below with respect to the Portfolio.

The Fund's investment objective is not a fundamental policy and may be changed upon notice to but without the approval of the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of the Portfolio is also not a fundamental policy. Shareholders of the Fund will receive 30 days prior written notice with respect to any change in the investment objective of the Fund or the Portfolio. See "Investment Objective, Policies and Risks" for a description of the fundamental policies of the Portfolio that cannot be changed without approval by the holders of "a majority of the outstanding voting securities" (as defined in the 1940 Act) of the Portfolio.

For descriptions of the investment objective, policies and restrictions of the Portfolio, see "Investment Objective, Policies and Risks." For descriptions of the management of the Portfolio, see "Management of the Trust and BT Investment Portfolios" herein and "Management of the Trust and Portfolios" in the Statement of Additional Information. For descriptions of the expenses of the Portfolio, see "Management of the Trust and BT Investment Portfolios" herein.

NET ASSET VALUE
The net asset value per share of the Fund is calculated on each day on which the New York Stock Exchange Inc. (the "NYSE") is open (each such day being a "Valuation Day"). The NYSE is currently open on each day, Monday through Friday, except (a) January 1st, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the last Thursday in November) and December 25th; and (b) the preceding Friday or the subsequent Monday when one of the calendar-determined holidays falls on a Saturday or Sunday, respectively.


The net asset value per share of the Fund is calculated once on each Valuation Day as of the close of regular trading on the NYSE (the "Valuation Time"), which is currently 4:00 p.m., New York time or in the event that the NYSE closes early, at the time of such early closing. The net asset value per share of the Fund is computed by dividing the value of the Fund's Assets (i.e., the value of its investment in the Portfolio and other assets), less all liabilities, by the total number of its shares outstanding. The Portfolio's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by Bankers Trust, pursuant to procedures adopted by the Portfolio's Board of Trustees. These procedures require Bankers Trust to value such a security at the same value as an equivalent security which is readily marketable, in making such comparisons, and to consider all relevant factors, in making such comparisons, under applicable guidelines of the Securities and Exchange Commission (the "SEC"). See "Valuation of Securities" in the Statement of Additional Information for more information.


PURCHASE AND REDEMPTION OF SHARES


PURCHASE OF SHARES
The Trust accepts purchase orders for shares of the Fund at the net asset value per share of the Fund next determined on each Valuation Day. See "Net Asset Value" above. There is no sales charge on the purchase of shares, but costs of distributing shares of the Fund may be reimbursed from its assets, as described herein. Service Agents may impose initial and subsequent investment minimums that differ from the amounts present in the "Minimum Investment" table below. Shares of the Fund may be purchased in only those states where they may be lawfully sold.

Purchase orders for shares of the Fund that are received by a Service Agent and transmitted to Bankers Trust, as the Trust's transfer agent (the "Transfer Agent"), prior to the Valuation Time (currently 4:00 p.m., New York time or earlier should the NYSE close earlier) on any Valuation Day will be effective at that day's Valuation Time. The Trust and Signature reserve the right to reject any purchase order.


Shares must be purchased in accordance with procedures established by the Transfer Agent and Service Agents, including Bankers Trust, in connection with customers' accounts. It is the responsibility of each Service Agent to transmit to the Transfer Agent purchase and redemption orders and to transmit to Bankers Trust as the Trust's custodian (the "Custodian") purchase payments on behalf of its customers in a timely manner, and a shareholder must settle with the Service Agent his or her entitlement to an effective purchase or redemption order as of a particular time. Because Bankers Trust is the Custodian and Transfer Agent of the Trust, funds may be transferred directly from or to a customer's account with Bankers Trust to or from the Fund without incurring the additional costs or delays associated with the wiring of Federal funds.

Certificates for shares will not be issued. Each shareholder's account will be maintained by a Service Agent or the Transfer Agent.


Automatic Investment Plan. The Fund may offer shareholders an automatic investment plan under which shareholders may authorize some Service Agents to place a purchase order each month or quarter for Fund shares. For further information regarding the automatic investment plan, shareholders should contact their Service Agent.

--------------------------------------------------------------------------------
MINIMUM INVESTMENTS

TO OPEN AN ACCOUNT                                                        $2,500
For retirement accounts                                                   $  500
Through automatic investment plans                                        $1,000

TO ADD TO AN ACCOUNT                                                      $  250
For retirement accounts                                                   $  100
Through automatic investment plans                                        $  100

MINIMUM BALANCE                                                           $1,000
For retirement accounts                                                   None

REDEMPTION OF SHARES
Shareholders may redeem shares at the net asset value per share next determined on each Valuation Day. Redemption requests should be transmitted by customers in accordance with procedures established by the Transfer Agent and the shareholder's Service Agent. Redemption requests for shares of the Fund received by the Service Agent and transmitted to the Transfer Agent prior to the Valuation Time (currently 4:00 p.m., New York time or earlier should the NYSE close earlier) on each Valuation Day will be effective at that day's Valuation Time and the redemption proceeds normally will be delivered to the shareholder's account with the Service Agent on the next day, but in any event within seven calendar days following receipt of the request.


Service Agents may allow redemptions or exchanges by telephone and may disclaim liability for following instructions communicated by telephone that the Service Agent reasonably believes to be genuine. The Service Agent must provide the investor with an opportunity to choose whether or not to utilize the telephone redemption or exchange privilege. The Service Agent must employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Service Agent does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.


Redemption orders are processed without charge by the Trust. A Service Agent may on at least 30 days' notice involuntarily redeem a shareholder's account with the Fund having a minimum market value of less than $5,000 (excluding retirement plans), but not if an account is below the minimum due to a change in market value. See "Investment Minimums" above for minimum balance amounts.

Automatic Cash Withdrawal Plan. The Fund may offer shareholders an automatic cash withdrawal plan, under which shareholders who own shares of the Fund may elect to receive periodic cash payments. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions. For further information regarding the automatic cash withdrawal plan, shareholders should contact their Service Agent.

EXCHANGE PRIVILEGE
Shareholders may exchange their shares for shares of certain other funds in the BT Family of Funds registered in their state. The Fund reserves the right to terminate or modify the exchange privilege in the future. To make an exchange, follow the procedures indicated in "Purchase of Shares" and "Redemption of Shares" in that fund's prospectus. Before making an exchange, please note the following:

* Call your Service Agent for information and a prospectus. Read the prospectus for relevant information.

* Complete and sign an application, taking care to register your new account in the same name, address and taxpayer identification number as your existing account(s).

* Each exchange represents the sale of shares of one fund and the purchase of shares of another, which may produce a gain or loss for tax purposes. Your Service Agent will send a written confirmation of each exchange transaction.

TAX-SAVING RETIREMENT PLANS
Retirement plans offer significant tax savings and are available to individuals, partnerships, small businesses, corporations, nonprofit organizations and other institutions. Contact your Service Agent or Bankers Trust for further information. Bankers Trust can set up your new account in the Fund under a number of several tax-sheltered plans. These plans contain special tax advantages and let you invest for retirement while sheltering your investment income from current taxes. Minimums may differ from those listed elsewhere in the Prospectus.

* Individual Retirement Accounts (IRAs): personal savings plans that offer tax advantages for individuals to set aside money for retirement and allow new contributions of $2,000 per tax year.

* Rollover IRAs: tax-deferred retirement accounts that retain the special tax advantages of lump sum distributions from qualified retirement plans and transferred IRA accounts.

* Simplified Employee Pension Plans (SEP): a relatively easy and inexpensive alternative to retirement planning for sole proprietors, partnerships and corporations. Under a SEP, employers make tax-deductible contributions to their own and to eligible employees' IRA accounts. Employee contributions are available through a "Salary Deferral" SEP for businesses with fewer than 25 eligible employees.

* Keogh Plans: defined contribution plans available to individuals with self-employed income and nonincorporated businesses such as sole proprietors, professionals and partnerships. Contributions are tax-deductible to the employer and earnings are tax-sheltered until distribution.

* Corporate Profit-Sharing and Money-Purchase Plans: defined contribution plans available to corporations to benefit their employees by making contributions on their behalf and in some cases permitting their employees to make contributions.

* 401(k) Programs: defined contribution plans available to corporations allowing tax-deductible employer contributions and permitting employees to contribute a percentage of their wages on a tax-deferred basis.

* 403(b) Custodian Accounts: defined contribution plans open to employees of most nonprofit organizations and educational institutions.

* Deferred Benefit Plans: plan sponsors may invest all or part of their pension assets in the Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES
Distributions. The Fund distributes substantially all of its net investment income and capital gains to shareholders each year. Income dividends and any net capital gains are distributed in December. Unless a shareholder instructs the Trust to pay such dividends and distributions in cash, they will be automatically reinvested in additional shares of the Fund.

Federal Taxes. Distributions from the Fund's income and short-term capital gains are taxed as dividends, and long-term capital gain distributions are taxed as long-term capital gains. The Fund's distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional shares. Distributions declared to shareholders of record in November and December and paid in January are taxable as if paid on December 31. The Fund will send each shareholder a tax statement by January 31 showing the tax status of the distributions received in the past year.

Capital Gains. You may realize a capital gain or loss when you redeem (sell) or exchange shares. Because the tax treatment also depends on your purchase price and your personal tax position, you should keep your regular account statements to use in determining your tax.

"Buying a Dividend." On the ex-date for a distribution from income and/or capital gains, the Fund's share value is reduced by the amount of the distribution. If you buy shares just before the ex-date ("buying a dividend"), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Other Tax Information. In addition to Federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area.

Income received by the Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolio's assets to be invested in various countries will vary.

If the Portfolio is liable for foreign taxes, and if more than 50% of the value of the Portfolio's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, it may make an election pursuant to which certain foreign taxes paid by it would be treated as having been paid directly by shareholders of the entities, such as the Fund, which have invested in the Portfolio. Pursuant to such election, the amount of foreign taxes paid will be included in the income of Fund shareholders, and Fund shareholders (except tax-exempt shareholders) may, subject to certain limitations, claim either a credit or deduction for the taxes. Each Fund shareholder will be notified after the close of the Portfolio's taxable year whether the foreign taxes paid will "pass through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country and (b) the portion which represents income derived from sources within each such country.

The amount of foreign taxes for which a shareholder may claim a credit in any year will generally be subject to a separate limitation for "passive income," which includes, among other items of income, dividends, interest and certain foreign currency gains. Because capital gains realized by the Portfolio on the sale of foreign securities will be treated as U.S. source income, the available credit of foreign taxes paid with respect to such gains may be restricted by this limitation.


PERFORMANCE INFORMATION AND REPORTS
The Fund's performance may be used from time to time in advertisements, shareholder reports or other communications to shareholders or prospective shareholders. Performance information may include the Fund's investment results and/or comparisons of its investment results to various unmanaged indices such as the IFCG Latin America Index, IFCI Latin America Index or Lipper Latin American Funds Average or results of other mutual funds or investment or savings vehicles. The Fund's investment results as used in such communications will be calculated on a total rate of return basis in the manner set forth below. From time to time, fund rankings may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line and Morningstar, Inc.


The Trust may provide period and average annualized "total return" quotations for the Fund. The Fund's "total return" refers to the change in the value of an investment in the Fund over a stated period based on any change in net asset value per share and including the value of any shares purchasable with any dividends or capital gains distributed during such period. Period total return may be annualized. An annualized total return is a compounded total return which assumes that the period total return is generated over a one-year period, and that all dividends and capital gain distributions are reinvested. An annualized total return will be higher than a period total return if the period is shorter than one year because of the compounding effect.

Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of the Fund will vary depending upon interest rates, the current market value of the securities held by the Portfolio and changes in the Fund's expenses. In addition, during certain periods for which total return quotations may be provided, Bankers Trust, as Adviser, Service Agent or Administrator, or Signature, as Distributor, may have voluntarily agreed to waive portions of their fees on a month-to-month basis. Such waivers will have the effect of increasing the Fund's net income (and therefore its total return) during the period such waivers are in effect.


Shareholders will receive financial reports semi-annually that include the Portfolio's financial statements, including listings of investment securities held by the Portfolio at those dates. Annual reports are audited by independent accountants.


MANAGEMENT OF THE TRUST AND
BT INVESTMENT PORTFOLIOS

BOARD OF TRUSTEES
The affairs of the Trust and the BT Investment Portfolios are managed under the supervision of their respective Boards of Trustees. By virtue of the responsibilities assumed by Bankers Trust, as the Administrator of the Trust and the BT Investment Portfolios, neither the Trust nor BT Investment Portfolios requires employees other than its officers. None of the Trust's or BT Investment Portfolios' officers devotes full time to the affairs of the Trust or the BT Investment Portfolios.


The Trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) of the Trust or of the BT Investment Portfolios, as the case may be, (the "Independent Trustees") have adopted written procedures reasonably appropriate to deal with potential conflicts of interest, up to and including creating separate boards of trustees, arising from the fact that several of the same individuals are trustees of the Trust and of BT Investment Portfolios. For more information with respect to the Trustees of both the Trust and BT Investment Portfolios, see "Management of the Trust and the Portfolios" in the Statement of Additional Information.


INVESTMENT ADVISER
The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of the Fund by investing all the Assets of the Fund in the Portfolio. BT Investment Portfolios has retained the services of Bankers Trust, as investment adviser. Maria-Elena Carrion (CFA), Vice President of Bankers Trust, is primarily responsible for the day-to-day management of the Portfolio. Ms. Carrion has been employed by Bankers Trust since April, 1993 and has managed the Portfolio's assets since its inception. Prior to April, 1993, Ms. Carrion was employed by Latin American Securities (London) (from June, 1991 to April, 1993). Prior to June, 1991, Ms. Carrion was employed by US Trust Company (from September, 1986 to June, 1991).


Bankers Trust, a New York banking corporation with principal offices at 280 Park Avenue, New York, New York 10017, is a wholly owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional market. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional markets. As of September 30, 1995, Bankers Trust New York Corporation was the ninth largest bank holding company in the United States with total assets of approximately $104 billion. Bankers Trust is a worldwide merchant bank dedicated to servicing the needs of corporations, governments, financial institutions and private clients through a global network of over 120 offices in more than 40 countries. Investment management is a core business of Bankers Trust, built on a tradition of excellence from its roots as a trust bank founded in 1903. The scope of Bankers Trust's investment management capability is unique due to its leadership positions in both active and passive quantitative management and its presence in major equity and fixed income markets around the world. Bankers Trust is one of the nation's largest and most experienced investment managers with approximately $200 billion in assets under management globally.

Bankers Trust has more than 50 years of experience managing retirement assets for the nation's largest corporations and institutions. In the past, these clients have been serviced through separate account and commingled fund structures. Now, the BT Family of Funds brings Bankers Trust's extensive investment management expertise -- once available to only the largest institutions in the U.S. -- to individual investors. Bankers Trust's officers have had extensive experience in managing investment portfolios having objectives similar to those of the Portfolio. Bankers Trust has been advised by its counsel that, in counsel's opinion, Bankers Trust currently may perform the services for the Trust and the Portfolio described in this Prospectus and the Statement of Additional Information without violation of the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretations of relevant Federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law.


Bankers Trust, subject to the supervision and direction of the Board of Trustees of BT Investment Portfolios, manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. Bankers Trust may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as investment adviser.

All orders for investment transactions on behalf of the Portfolio are placed by Bankers Trust with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents or customers of Bankers Trust.

Under its Investment Advisory Agreement, Bankers Trust receives a fee from the Portfolio, computed daily and paid monthly, at the annual rate of 1.00% of the average daily net assets of the Portfolio. This fee is higher than the investment advisory fee of most investment companies; however, it is not higher than most funds investing in international or Latin American securities.

ADMINISTRATOR
Under its Administration and Services Agreement with the Trust, Bankers Trust calculates the net asset value of the Fund and generally assists the Board of Trustees of the Trust in all aspects of the administration and operation of the Trust. The Administration and Services Agreement provides for the Trust to pay Bankers Trust a fee, computed daily and paid monthly, at the annual rate of 0.95% of the average daily net assets of the Fund.


Under an Administration and Services Agreement with BT Investment Portfolios, Bankers Trust calculates the value of the assets of the Portfolio and generally assists the Board of Trustees of BT Investment Portfolios in all aspects of the administration and operation of BT Investment Portfolios. The Administration and Services Agreement provides for the Portfolio to pay Bankers Trust a fee, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of the Portfolio. Under the Administration and Services Agreement, Bankers Trust may delegate one or more of its responsibilities to others, including Signature, at Bankers Trust's expense. For more information, see the Statement of Additional Information.


DISTRIBUTOR
Under its Distribution Agreement with the Trust, Signature, as Distributor, serves as the Trust's principal underwriter on a best efforts basis. In addition, Signature provides the Trust with office facilities. Signature is a wholly owned subsidiary of Signature Financial Group, Inc. ("SFG"). SFG and its affiliates currently provide administration and distribution services for other registered investment companies. The principal business address of SFG and Signature is 6 St. James Avenue, Boston, Massachusetts 02116.


Pursuant to the terms of the Trust's Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), Signature may seek reimbursement in an amount not exceeding 0.20% of the Fund's average daily net assets annually for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares, including, but not limited to: compensation to and expenses (including overhead and telephone expenses) of account executives or other employees of Signature who, as their primary activity, engage in or support the distribution of shares, printing of prospectuses, statements of additional information and reports for other than existing Fund shareholders in amounts in excess of that typically used in connection with the distribution of shares of the Fund; costs of placing advertising in various media; services of parties other than Signature or its affiliates in formulating sales literature; and typesetting, printing and distribution of sales literature. All costs and expenses in connection with implementing and operating the Plan will be paid by the Fund, subject to the 0.20% of net assets limitation. All costs and expenses associated with preparing the Fund's prospectus and statement of additional information and in connection with printing them for and distributing them to existing shareholders and regulatory authorities, which costs and expenses would not be considered distribution expenses for purposes of the Plan, will also be paid by the Fund. To the extent expenses of Signature under the Plan in any fiscal year of the Trust exceed amounts payable under the Plan during that year, those expenses will not be reimbursed in any succeeding fiscal year. Expenses incurred in connection with distribution activities will be identified to the Fund or the other series of the Trust involved, although it is anticipated that some activities may be conducted on a Trust-wide basis, with the result that those activities will not be identifiable to any particular series. In the latter case, expenses will be allocated among the series of the Trust on the basis of their relative net assets. It is not expected that any payment will be made under the Plan in the foreseeable future.

SERVICE AGENT
All shareholders must be represented by a Service Agent. Bankers Trust acts as a Service Agent pursuant to its Administration and Services Agreement with the Trust and receives no additional compensation from the Fund for such shareholder services. The service fees of any other Service Agents, including broker-dealers, will be paid by Bankers Trust from its fees. The services provided by a Service Agent may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as the Administrator or the Service Agent's clients may reasonably request and agree upon with the Service Agent. Service Agents may separately charge their clients additional fees only to cover provision of additional or more comprehensive services not already provided under the Administration and Services Agreement with Bankers Trust, or of the type or scope not generally offered by a mutual fund, such as cash management services or enhanced retirement or trust reporting. Each Service Agent has agreed to transmit to shareholders, who are its customers, appropriate disclosures of any fees that it may charge them directly.


CUSTODIAN AND TRANSFER AGENT
Bankers Trust acts as Custodian of the assets of the Trust and BT Investment Portfolios and serves as the Transfer Agent for the Trust and BT Investment Portfolios under the Administration and Services Agreements with the Trust and BT Investment Portfolios.


ORGANIZATION OF THE TRUST
The Trust was organized on July 21, 1986 under the laws of the Commonwealth of Massachusetts. The Fund is a separate series of the Trust and was established and designated as a separate series of the Trust on August 6, 1993. The Trust offers shares of beneficial interest of separate series, par value $0.001 per share. The shares of the other series of the Trust are offered through separate prospectuses. No series of shares has any preference over any other series.

The Trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

When matters are submitted for shareholder vote, shareholders of the Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of the Fund is required on any matter affecting the Fund on which shareholders are entitled to vote. Shareholders of the Fund are not entitled to vote on Trust matters that do not affect the Fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares.

The Portfolio is a series of BT Investment Portfolios, an open-end management investment company. BT Investment Portfolios was organized as a trust under the laws of the State of New York. BT Investment Portfolios' Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio. The interests in BT Investment Portfolios are divided into separate series, such as the Portfolio. No series of BT Investment Portfolios has any preference over any other series.

Each series of the Trust will not be involved in any vote involving a Portfolio in which it does not invest its Assets. Shareholders of all of the series of the Trust will, however, vote together to elect Trustees of the Trust and for certain other matters. Under certain circumstances, the shareholders of one or more series could control the outcome of these votes.


The series of BT Investment Portfolios will vote separately or together in the same manner as the series of the Trust. Under certain circumstances, the investors in one or more series of BT Investment Portfolios could control the outcome of these votes.


EXPENSES OF THE TRUST
The Fund bears its own expenses. Operating expenses for the Fund generally consist of all costs not specifically borne by Bankers Trust or Signature, including administration and service fees, fees for necessary professional services, amortization of organizational expenses, and costs associated with regulatory compliance and maintaining legal existence and shareholder relations. Bankers Trust and Signature have agreed to reimburse the Fund to the extent required by applicable state law for certain expenses that are described in the Statement of Additional Information. The Portfolio bears its own expenses. Operating expenses for the Portfolio generally consist of all costs not specifically borne by Bankers Trust or Signature, including investment advisory and administration and services fees, fees for necessary professional services, amortization of organizational expenses, the costs associated with regulatory compliance and maintaining legal existence and investor relations.

ADDITIONAL INFORMATION
American Depositary Receipts and European Depositary Receipts. The Portfolio may invest in securities of foreign issuers directly or in the form of American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other similar securities representing securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. Designed for use in U.S. and European securities markets, respectively, ADRs, GDRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies. ADRs, GDRs and EDRs are subject to the same risks as the foreign securities to which they relate.

When-Issued and Delayed Delivery Securities. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to the Portfolio until settlement takes place. The Portfolio maintains with the Custodian a segregated account containing high grade liquid securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged.


Rule 144A Securities. The Portfolio may purchase securities in the United States that are not registered for sale under Federal securities laws but which can be resold to institutions under the SEC's Rule 144A. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the Portfolio's 15% limit on illiquid securities. Under the supervision of the Board of Trustees of the Portfolio, Bankers Trust determines the liquidity of restricted securities and, through reports from Bankers Trust, the Board will monitor trading activity in restricted securities. Because Rule 144A is relatively new, it is not possible to predict how these markets will develop. If institutional trading in restricted securities were to decline, the liquidity of the Portfolio could be adversely affected. No more than 10% of the Portfolio's assets may be invested in securities restricted as to transfer or re-sale, including Rule 144A securities.


Securities Lending. The Portfolio is permitted to lend up to 30% of the total value of its securities. These loans must be secured continuously by cash or equivalent collateral or by a letter of credit at least equal to the market value of the securities loaned plus accrued income. By lending its securities, the Portfolio can increase its income by continuing to receive income on the loaned securities as well as by the opportunity to receive interest on the collateral. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its investors. In lending securities to brokers, dealers and other organizations, the Portfolio is subject to risk which, like those associated with other extensions of credit, include delays in recovery and possible loss of rights in the collateral should the borrower fail financially.


Foreign Currency Exchange Transactions. Because the Portfolio buys and sells securities denominated in currencies other than the U.S. dollar and receives interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Portfolio from time to time may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Portfolio either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies.

A forward foreign currency exchange contract is an obligation by the Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. The Portfolio maintains with its custodian a segregated account of high grade liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Portfolio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

The Portfolio may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into Bankers Trust's long-term investment decisions, the Portfolio will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, Bankers Trust believes that it is important to have the flexibility to enter into foreign currency hedging transactions when it determines that the transactions would be in the Portfolio's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

Options on Foreign Currencies. The Portfolio may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. The Portfolio may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different, but related currency. As with other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be used to hedge against fluctuations in exchange rates although, in the event of exchange rate movements adverse to the Portfolio's position, it may forfeit the entire amount of the premium plus related transaction costs. In addition, the Portfolio may purchase call options on a currency when the investment adviser anticipates that the currency will appreciate in value.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time. If the Portfolio is unable to effect a closing purchase transaction with respect to covered options it has written, the Portfolio will not be able to sell the underlying currency or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Portfolio is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying currency. The Portfolio pays brokerage commissions or spreads in connection with its options transactions.

As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. The Portfolio's ability to terminate over-the-counter options ("OTC Options") will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in OTC Options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Portfolio will treat purchased OTC Options and assets used to cover written OTC Options as illiquid securities. With respect to options written with primary dealers in U.S. Government Securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

Options on Stocks. The Portfolio may write and purchase options on stocks. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying stock at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying stock at the exercise price at any time during the option period. A covered call option, which is a call option with respect to which the Portfolio owns the underlying stock, sold by the Portfolio exposes the Portfolio during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying stock or to possible continued holding of a stock which might otherwise have been sold to protect against depreciation in the market price of the stock. A covered put option sold by the Portfolio exposes the Portfolio during the term of the option to a decline in price of the underlying stock. A put option sold by the Portfolio is covered when, among other things, cash or liquid securities are placed in a segregated account to fulfill the obligations undertaken.

To close out a position when writing covered options, the Portfolio may make a "closing purchase transaction," which involves purchasing an option on the same stock with the same exercise price and expiration date as the option which it has previously written on the stock. The Portfolio will realize a profit or loss for a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Portfolio may make a "closing sale transaction," which involves liquidating the Portfolio's position by selling the option previously purchased.

The Portfolio intends to treat OTC Options purchased and the assets used to "cover" OTC Options written as not readily marketable and therefore subject to the limitations described in "Investment Restrictions" in the Statement of Additional Information.


Options on Foreign Stock Indices. The Portfolio may purchase and write put and call options on foreign stock indices listed on domestic and foreign stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

Options on stock indices are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

To the extent permitted by U.S. Federal or state securities laws, the Portfolio may invest in options on foreign stock indices in lieu of direct investment in foreign securities. The Portfolio may also use foreign stock index options for hedging purposes.

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Portfolio will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Portfolio of options on stock indices will be subject to Bankers Trust's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Futures Contracts on Foreign Stock Indices. The Portfolio may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of foreign securities ("Futures Contracts"). This investment technique is designed only to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by the Portfolio or adversely affect the prices of securities which are intended to be purchased at a later date for the Portfolio. A Futures Contract may also be entered into to close out or offset an existing futures position.

In general, each transaction in Futures Contracts involves the establishment of a position which will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Portfolio will rise in value by an amount which approximately offsets the decline in value of the portion of the Portfolio's investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized.

Although Futures Contracts would be entered into for hedging purposes only, such transactions do involve certain risks. These risks could include a lack of correlation between the Futures Contract and the foreign equity market being hedged, a potential lack of liquidity in the secondary market and incorrect assessments of market trends which may result in poorer overall performance than if a Futures Contract had not been entered into.

Brokerage costs will be incurred and "margin" will be required to be posted and maintained as a good-faith deposit against performance of obligations under Futures Contracts written for the Portfolio. The Portfolio may not purchase or sell a Futures Contract if immediately thereafter its margin deposits on its outstanding Futures Contracts would exceed 5% of the market value of the Portfolio's total assets.

Options on Futures Contracts. The Portfolio may invest in options on such futures contracts for similar purposes.

The Portfolio will write and purchase put and call options only to the extent permitted by the policies of state securities authorities in states where shares of the Fund are qualified for offer and sale.

There can be no assurance that the use of these portfolio strategies will be successful.

Asset Coverage. To assure that the Portfolio's use of futures and related options, as well as when-issued and delayed-delivery securities and foreign currency exchange are not used to achieve investment leverage, the Portfolio will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities or by establishing a segregated account with the Portfolio's custodian containing high grade liquid debt securities in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these instruments or contracts.

            INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR

                            BANKERS TRUST COMPANY

                                 DISTRIBUTOR
                    SIGNATURE BROKER-DEALER SERVICES, INC.

                         CUSTODIAN AND TRANSFER AGENT
                            BANKERS TRUST COMPANY

                           INDEPENDENT ACCOUNTANTS
                           COOPERS & LYBRAND L.L.P.

                                   COUNSEL

                           WILLKIE FARR & GALLAGHER

                       ..................................

No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectuses, its Statements of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                       ..................................

BT INVESTMENT
--------------------------------------------------------------------------------


                                               European
                                               Equity Fund


PROSPECTUS: SEPTEMBER 13, 1993, as revised   O Seeks long-term capital
NOVEMBER 24, 1993
Please read this Prospectus carefully          appreciation from investment
before investing and retain it for
future reference. It contains important        primarily in equity securities of
information about the fund that you
should know and can refer to in deciding       Western Europe or companies
whether the fund's goals match your own.
                                               domiciled in or doing
A Statement of Additional Information
(SAI) with the same date has been filed        business in Western Europe.
with the Securities and Exchange
Commission, and is incorporated herein
by reference. You may request a free
copy of the Statement by calling the
fund's distributor at 1-800-545-1074 or
by calling any service agent.

UNLIKE OTHER MUTUAL FUNDS, THIS FUND IS
AN OPEN-END MANAGEMENT INVESTMENT
COMPANY WHICH SEEKS TO ACHIEVE ITS
INVESTMENT OBJECTIVE BY INVESTING ALL OF
ITS ASSETS IN THE PORTFOLIO WHICH IS A
SEPARATE FUND WITH AN IDENTICAL
INVESTMENT OBJECTIVE. SEE "SPECIAL
INFORMATION CONCERNING MASTER-FEEDER
FUND STRUCTURE" ON PAGE 9.

SHARES OF THE FUND ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED OR
ENDORSED BY, BANKERS TRUST COMPANY AND
THE SHARES ARE NOT FEDERALLY INSURED BY
THE FEDERAL DEPOSIT INSURANCE
CORPORATION, THE FEDERAL RESERVE BOARD
OR ANY OTHER AGENCY.
                                               BANKERS TRUST COMPANY
THESE SECURITIES HAVE NOT BEEN APPROVED        Investment Adviser of the
OR DISAPPROVED BY THE SECURITIES AND           Portfolio and Administrator
EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION NOR HAS THE
SECURITIES AND EXCHANGE COMMISSION OR          SIGNATURE BROKER-
ANY STATE SECURITIES COMMISSION PASSED         DEALER SERVICES, INC.
UPON THE ACCURACY OR ADEQUACY OF THIS          Distributor
PROSPECTUS. ANY REPRESENTATION TO THE          6 St. James Avenue
CONTRARY IS A CRIMINAL OFFENSE.                Boston, Massachusetts 02116

T A B L E  O F  C O N T E N T S
------------------------------------------------------------------------------
                                                                          PAGE
 ..............................................................................
Highlights                                                                   1
Summary of Fund Expenses                                                     3
Investment Objective, Policies and Risks                                     4
Net Asset Value                                                             11
Purchase and Redemption of Shares                                           11
Dividends, Distributions and Taxes                                          14
Performance Information and Reports                                         15
Management of the Trust and BT Investment Portfolios                        16
Appendix                                                                    21
------------------------------------------------------------------------------

S U M M A R Y  O F  F U N D  E X P E N S E S

The following table provides (i) a summary of expenses relating to purchases and sales of the shares of European Equity Fund (the "Fund"), and the aggregate annual operating expenses of the Fund and the European Equity Portfolio (the "Portfolio"), as a percentage of average net assets of the Fund and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment in the Fund. THE TRUSTEES OF BT INVESTMENT FUND (THE "TRUST") BELIEVE THAT THE AGGREGATE PER SHARE EXPENSES OF THE FUND AND THE PORTFOLIO WILL BE LESS THAN OR APPROXIMATELY EQUAL TO THE EXPENSES WHICH THE FUND WOULD INCUR IF THE TRUST RETAINED THE SERVICES OF AN INVESTMENT ADVISER AND THE INVESTABLE ASSETS ("ASSETS") OF THE FUND WERE INVESTED DIRECTLY IN THE TYPE OF SECURITIES BEING HELD BY THE PORTFOLIO.

------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES
(as a percentage of the average daily net assets of the Fund)
 ..............................................................................
Investment advisory fee (after waiver)                                   0.55%
12b-1 fees                                                               0.00
Other expenses (after reimbursements or waivers)                         0.95
 ..............................................................................
Total operating expenses (after reimbursements or waivers)               1.50%
 ..............................................................................
Example                                                1 year          3 years
 ..............................................................................
You would pay the following expenses on a $1,000
  investment, assuming (1) 5% annual return and
  (2) redemption at the end of each time period         $15             $47
------------------------------------------------------------------------------

The expense table and the example above show the costs and expenses that an investor will bear directly or indirectly as a shareholder of the Fund. While reimbursement of distribution expenses in amounts up to 0.20% of average net assets are authorized to be made pursuant to the Plan of Distribution under Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), it is not expected that any payments will actually be made under that plan in the foreseeable future. Bankers Trust Company ("Bankers Trust") has voluntarily agreed to waive a portion of its investment advisory fee. Without such waiver the Portfolio's investment advisory fee would be equal to 0.65%. The expense table and the example reflect a voluntary undertaking by Bankers Trust or Signature Broker-Dealer Services, Inc. ("Signature") to waive or reimburse expenses such that total the operating expenses will not exceed 1.50% of the Fund's average net assets annually. In the absence of this undertaking it is estimated that total operating expenses would be equal to approximately 1.75% of the Fund's average net assets annually. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Moreover, while each example assumes a 5% annual return, actual performance will vary and may result in a return greater or less than 5%.

The Fund is sold by Signature as the Trust's distributor (the "Distributor") to customers of Bankers Trust or to customers of another bank, financial institution or broker-dealer that has an agreement with Bankers Trust (along with Bankers Trust, a "Servicing Agent"). Some Service Agents may impose certain conditions on their customers in addition to or different from those imposed by the Fund and may charge their customers a direct fee for their services. Each Service Agent has agreed to transmit to shareholders who are its customers appropriate disclosures of any fees that it may charge them directly.

For more information with respect to the expenses of the Fund and the Portfolio see "Management of the Trust and BT Investment Portfolios" herein.

I N V E S T M E N T  O B J E C T I V E ,  P O L I C I E S  A N D  R I S K S

The Fund's investment objective is long-term capital appreciation from investment primarily in the equity securities (or other securities with equity characteristics) of companies domiciled in, or doing business in Western Europe; the production of any current income is incidental to this objective. Investment in such securities involves certain considerations which are not normally involved in investment in securities of U.S. issuers, and an investment in the Fund may be considered speculative. The Portfolio may invest up to 10% of its assets in restricted securities which may involve greater risk and increased Portfolio expenses.

The Trust seeks to achieve the investment objective of the Fund by investing all the Assets of the Fund in the European Equity Portfolio, which has the same investment objective as the Fund. The Trust may withdraw the investment of the Fund from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the Assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment adviser to manage the Fund's Assets in accordance with the investment policies described below with respect to the Portfolio.

Since the investment characteristics of the Fund will correspond directly to those of the Portfolio, the following is a discussion of the various investments of and techniques employed by the Portfolio. Additional information about the investment policies of the Portfolio appear in the Statement of Additional Information of the Fund. There can be no assurance that the investment objective of either the Fund or the Portfolio will be achieved.

EUROPEAN EQUITY PORTFOLIO
The investment objective of the Portfolio is long-term capital appreciation through investment primarily in the equity securities of companies domiciled in, or doing business in, Western Europe; this shall include securities of issuers:
(1) which are organized under the laws of Western European countries (see below); (2) for which the principal securities trading market is in a Western European country; or (3) which derive a significant proportion (at least 50 percent) of their revenues or profits from goods produced or sold, investments made, or services performed in the countries of Western Europe or which have at least 50 percent of their assets situated in the countries of Western Europe. The production of any income is incidental to this objective. It is expected under normal conditions that at least 65% of the Portfolio's assets will be invested in the equity securities of Western European issuers. There can be no assurance that the Portfolio will be able to achieve its investment objective.

For purposes of this Prospectus, "Western Europe" is defined as the Western European countries of Austria, Belgium, Denmark, Germany, Finland, France, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.

The Portfolio will invest selectively in companies based in Europe, and the geographic and industrial distribution of its investments will be actively managed, depending on the economic and industrial prospects for the countries and companies selected for investment. Bankers Trust intends to seek investments primarily in companies with larger market capitalization and the portfolio is likely to contain a high proportion of "blue chip" stocks. Limited exposure will be given to smaller companies to take advantage of special situations and short term trading opportunities that may arise.

The Portfolio invests primarily in the equity securities of foreign issuers, consisting of common stock and other securities with equity characteristics. These issuers are primarily established companies based in developed countries outside the United States. However, the Portfolio may also invest in securities of issuers in underdeveloped countries. Investments in these countries will be based on an acceptable degree of risk in anticipation of superior returns. Under normal circumstances, the Portfolio will invest at least 65% of the value of its total assets in the equity securities of issuers based in at least three countries within Western Europe.

For further discussion of the unique risks associated with investing in foreign securities in both developed and underdeveloped countries, see "Risk Factors; Matching the Fund to Your Investment Needs" herein and the Statement of Additional Information.

The Portfolio's investments will generally be diversified among several geographic regions and countries in Western Europe. Criteria for determining the appropriate distribution of investment among various countries and regions include the prospects for relative growth among foreign countries, expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships and the range of alternative opportunities available to international investors.

In countries and regions with well-developed capital markets where more information is available, Bankers Trust will seek to select individual investments for the Portfolio. Criteria for selection of individual securities include the issuer's competitive position, prospects for growth, managerial strength, earnings quality, underlying asset value, relative market value and overall marketability. The Portfolio may invest in securities of companies having various levels of net worth, including smaller companies whose securities may be more volatile than securities offered by larger companies with higher levels of net worth.

In other countries and regions where capital markets are underdeveloped or not easily accessed and information is difficult to obtain, the Portfolio may choose to invest only at the market level. Here, the Portfolio may seek to achieve country exposure through use of options on futures based on an established local index. Similarly, country exposure may also be achieved through investments in other registered investment companies. Restrictions on both these types of investments are fully explained herein and in the Statement of Additional Information.

The remainder of the Portfolio's assets will be invested in dollar and non-dollar denominated short-term instruments. These investments are subject to the conditions described under "Short-Term Instruments" below.

Equity Investments. The Portfolio invests primarily in common stock and other securities with equity characteristics. For purposes of the Portfolio's policy of investing at least 65% of the value of its total assets in the equity securities of Western European issuers, equity securities are defined as common stock, preferred stock, trust or limited partnership interests, rights and warrants, and convertible securities, consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. The Portfolio invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets and may invest in restricted unlisted securities.

With respect to certain countries in which capital markets are either less developed or not easily accessed, investments by the Portfolio may be made through investment in other investment companies that in turn are authorized to invest in the securities of such countries. Investment in other investment companies is limited in amount by the 1940 Act will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies and may result in a duplication of fees and expenses.

Short-Term Instruments. The Portfolio intends to stay invested in the securities described above to the extent practical in light of its objective and long-term investment perspective. However, the Portfolio's assets may be invested in short-term instruments with remaining maturities of 397 days or less to meet anticipated redemptions and expenses for day-to-day operating purposes and when, in Bankers Trust's opinion, it is advisable to adopt a temporary defensive position because of unusual and adverse conditions affecting the equity markets.

In addition, when the Portfolio experiences large cash inflows through the sale of securities and desirable equity securities, that are consistent with the Portfolio's investment objective, which are unavailable in sufficient quantities or at attractive prices, the Portfolio may hold short-term investments for a limited time pending availability of such equity securities. Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated Aa or higher by Moody's Investors Service, Inc. ("Moody's") or AA or higher by Standard & Poor's Corporation ("S&P") or, if unrated, of comparable quality in the opinion of Bankers Trust; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and banker's acceptances; and
(v) repurchase agreements. At the time the Portfolio invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated Aa or higher by Moody's or AA or higher by S&P or outstanding commercial paper or bank obligations rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of Bankers Trust. These instruments may be denominated in U.S dollars or in foreign currencies and will have been determined to be of high quality by a nationally recognized rating service, or if unrated, by Bankers Trust.

Other Investments and Investment Techniques. The Portfolio may also utilize the following investments and investment techniques and practices; foreign currency exchange transactions, options on foreign currencies, American Depositary Receipts and European Depositary Receipts, options on stocks, options on foreign stock indexes, futures contracts on foreign stock indexes, options on futures contracts, when-issued and delayed delivery securities and repurchase agreements. See the Appendix for further information.

Additional Investment Limitations. As a diversified fund, no more than 5% of the assets of the Portfolio may be invested in the securities of one issuer (other than U.S. Government securities), except that up to 25% of the Portfolio's assets may be invested without regard to this limitation. The Portfolio will not invest more than 25% of its assets in the securities of issuers in any one industry. These are fundamental investment policies of the Portfolio which may not be changed without investor approval. No more than 15% of the Portfolio's net assets may be invested in illiquid or not readily marketable securities including repurchase agreements and time deposits maturing in more than seven days). Additional investment policies of the Portfolio are contained in the Statement of Additional Information.

RISK FACTORS; MATCHING THE FUND TO YOUR INVESTMENT NEEDS
Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund, nor can there be any assurance that the Fund's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in the Fund can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Portfolio's securities including economic conditions, market factors and currency exchange rates in Western Europe. Additionally, investment decisions made by Bankers Trust will not always be profitable or prove to have been correct.

By itself, the Fund does not constitute a balanced investment plan; the Fund and the Portfolio seek long-term capital appreciation from investment primarily in the equity securities (or other securities with equity characteristics) of foreign issuers. Change in domestic and foreign interest rates may affect the value of the Portfolio's investments, and rising interest rates can be expected to reduce the Fund's share value. The Appendix includes a description of a number of investments and investment techniques available to the Portfolio, including foreign investments and the use of options and futures, and sets out certain risks associated with these investments and techniques. The Fund's share price, yield and total return fluctuate and your investment may be worth more or less than your original cost when you redeem your shares.

Investors should realize that investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Although the Portfolio intents to invest primarily in securities of established companies based in developed countries, investors should realize that the value of the Portfolio's investments may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Portfolio's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgement against a foreign issuer. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. Any foreign investments made by the Portfolio must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

The Portfolio may invest in the securities of issuers based in underdeveloped countries, including those in Eastern Europe. Investment in securities of issuers based in underdeveloped countries entails all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a low or non-existent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Portfolio's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interest; and (iv) in the case of Eastern Europe, the absence of developed capital market and legal structures governing private or foreign investment and private property and the possibility that recent favorable economic and political developments could be slowed or reversed by unanticipated events. The Portfolio will not invest more than 5% of the value of its total assets in securities of issuers based in Eastern Europe.

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the Portfolio holds various foreign currencies from time to time, the value of the net assets of the Portfolio as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. Generally, the Portfolio's currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of the Portfolio's currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold. In order to protect against uncertainty in the level of future foreign currency exchange rates, the Portfolio is authorized to enter into certain foreign currency transactions.
See the Appendix.

In addition, while the volume of the transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of the New York Stock Exchange Inc. (the "NYSE"). Accordingly, the Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity.

In buying and selling securities on foreign exchanges, the Portfolio normally pays fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchange, brokers and issuers in foreign countries than in the United States. Bankers Trust intends to manage the Portfolio actively in pursuit of its investment objective. However, the annual portfolio turnover rate of the Portfolio is generally not expected to exceed 100%. The Portfolio does not expect to trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time held.

Futures contracts and related options are discussed in the Appendix. Successful use of the futures contract and related options are subject to special risk considerations. A liquid secondary market for any futures or options contract may not be available when a futures or options position is sought to be closed. In addition there may be an imperfect correlation between movements in the securities or currency in the Portfolio. Successful use of futures or options contracts are further dependent on Bankers Trust's ability to correctly predict movements in the securities or foreign currency markets and no assurance can be given that its judgement will be correct. Successful use of options on securities or stock indices are subject to similar risk considerations. In addition, by writing covered call options, the Portfolio gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying securities above the options exercise price.

There are further risk factors, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described elsewhere in the Prospectus and in the Statement of Additional Information.

SPECIAL INFORMATION CONCERNING MASTER-FEEDER FUND STRUCTURE
Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its Assets in the Portfolio, a separate registered investment company with the same investment objectives as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect, like investments in other investment companies and pooled investment vehicles. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Information concerning other holders of interest in the Portfolio is available from Bankers Trust as the administrator (the "Administrator") at (800) 545-1074.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the Portfolio. Whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote. Certain changes in the Portfolio's investment objectives, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

The Fund may withdraw its investment from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interest of the shareholders of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the Assets of the Fund in another pooled investment entity having the same investment objectives as the Fund or the retaining of an investment adviser to manage the Fund's Assets in accordance with the investment policies described below with respect to the Portfolio.

The Fund's investment objective is not a fundamental policy and may be changed upon notice to but without the approval of the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of the Portfolio is also not a fundamental policy. Shareholders of the Fund will receive 30 days prior written notice with respect to any change in the investment objective of the Fund or the Portfolio. See "Investment Objective, Policies and Risks" for a description of the fundamental policies of the Portfolio that cannot be changed without approval by the holders of "a majority of the outstanding voting securities" (as defined in the 1940 Act) of the Portfolio.

For descriptions of the investment objective, policies and restrictions of the Portfolio, see "Investment Objective, Policies and Risks." For descriptions of the management of the Portfolio, see "Management of the Trust and BT Investment Portfolios" herein and "Management of the Trust and Portfolios" in the Statement of Additional Information. For descriptions of the expenses of the Portfolio, see "Management of the Trust and BT Investment Portfolios" herein.

N E T   A S S E T   V A L U E

The net asset value per share of the Fund is calculated on each day on which the NYSE is open and New York chartered banks are not closed owing to customary local or regional holidays (each such day being a "Valuation Day"). The NYSE and New York chartered banks are currently both open on each day, Monday through Friday, except: (a) January 1st, Martin Luther King, Jr.'s Birthday (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Columbus Day (the second Monday in October), November 11th, Thanksgiving Day (the last Thursday in November) and December 25th; (b) the preceding Friday or the subsequent Monday when one of the calendar determined holidays falls on a Saturday or Sunday, respectively; and (c) such other bank holidays as from time to time may be designated by the appropriate authorities of the State of New York.

The net asset value per share of the Fund is calculated on each Valuation Day as of the close of regular trading on the NYSE (the "Valuation Time") which is currently 4:00 p.m., New York time. The net asset value per share of the Fund is computed by dividing the value of the Fund's Assets (i.e., the value of its investment in the Portfolio and other assets) less all liabilities, by the total number of its shares outstanding. The Portfolio's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by Bankers Trust, pursuant to procedures adopted by the Portfolio's Board of Trustees. These procedures require Bankers Trust to value such a security at the same value as an equivalent security which is readily marketable, in making such comparisons, and to consider all relevant factors, in making such comparisons, under applicable guidelines of the Securities and Exchange Commission (the "SEC"). See "Valuation of Securities" in the Statement of Additional Information for more information.

P U R C H A S E  A N D  R E D E M P T I O N  O F  S H A R E S

PURCHASE OF SHARES
The Trust accepts purchase orders for shares of the Fund at the net asset value per share of the Fund next determined on each Valuation Day. See "Net Asset Value" above. There is no sales charge on the purchase of shares, but costs of distributing shares of the Fund may be reimbursed from its assets, as described herein. Excluding retirement plans, the minimum initial investment in the Trust is $20,000, which may be allocated in amounts not less than $5,000 per fund in certain funds in the BT Family of Funds. The subsequent minimum investment in the Fund is $5,000 (excluding retirement plans). Service Agents may impose initial and subsequent investment minimums that differ from these amounts. Shares of the Fund may be purchased in only those states where they may be lawfully sold.

Purchase orders for shares of the Fund that are received by a Service Agent and transmitted to Bankers Trust, as the Trust's transfer agent (the "Transfer Agent"), prior to the Valuation Time (currently 4:00 p.m., New York time) on any Valuation Day will be effective at that day's Valuation Time. The Trust and Signature reserve the right to reject any purchase order.

Shares must be purchased in accordance with procedures established by the Transfer Agent and Service Agents, including Bankers Trust, in connection with customers' accounts. It is the responsibility of each Service Agent to transmit to the Transfer Agent purchase and redemption orders and to transmit to Bankers Trust as the Trust's custodian (the "Custodian") purchase payments on behalf of its customers in a timely manner, and a shareholder must settle with the Service Agent his or her entitlement to an effective purchase or redemption order as of a particular time. Because Bankers Trust is the Custodian and Transfer Agent of the Trust, funds may be transferred directly from or to a customer's account with Bankers Trust to or from the Fund without incurring the additional costs or delays associated with the wiring of the federal funds.

Certificates for shares will not be issued. Each shareholder's account will be maintained by a Service Agent or the Transfer Agent.

REDEMPTION OF SHARES
Shareholders may redeem shares at the net asset value per share next determined on each Valuation Day. Redemption requests should be transmitted by customers in accordance with procedures established by the Transfer Agent and the shareholder's Service Agent. Redemption requests for shares of the Fund received by the Service Agent and transmitted to the Transfer Agent prior to the Valuation Time (currently 4:00 p.m., New York time) on each Valuation Day will be effective at that day's Valuation Time and the redemption proceeds normally will be delivered to the shareholder's account with the Service Agent on the next day, but in any event within seven days.

Service Agents may allow redemptions or exchanges by telephone and may disclaim liability for following instructions communicated by telephone that the Service agent reasonably believes to be genuine. The Service Agent must provide the investor with an opportunity to choose whether or not to utilize the telephone redemption or exchange privilege. The Service Agent must employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Service Agent does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recordings of telephone instructions.

Redemption orders are processed without charge by the Trust. A Service Agent may on at least 30 days' notice involuntarily redeem a shareholder's account with the Fund having a current value of less than $5,000 (excluding retirement plans), but not if an account is below $5,000 due to a change in market value.

EXCHANGE PRIVILEGE
Shareholders may exchange their shares for shares of certain other funds in the BT Family of Funds registered in their state. The Fund reserves the right to terminate or modify the exchange privilege in the future. To make an exchange, follow the procedures indicated in "Purchase of Shares" and "Redemption of Shares" in that fund's prospectus. Before making an exchange, please note the following:

* Call your Service agent for information and a prospectus. Read the prospectus for relevant information.

* Complete and sign an application, taking care to register your new account in the same name, address and taxpayer identification number as your existing account(s).

* Each exchange represents the sale of shares of one fund and the purchase of shares of another, which may produce a gain or loss for tax purposes. Your Service Agent will send a written confirmation of each exchange transaction.

TAX SAVING RETIREMENT PLANS
Retirement plans offer significant tax savings and are available to individuals, partnerships, small business, corporations, non-profit organizations and other institutions. Contact your Service Agent or Bankers Trust for further information. Bankers Trust can set up your new account in the Fund under a number of several tax-sheltered plans. These plans contain special tax advantages and let you invest for retirement while sheltering your investment income from current taxes. Minimums may differ from those listed elsewhere in the Prospectus.

* Individual Retirement Accounts (IRAs): personal savings plans that offer tax advantages for individuals to set aside money for retirement and allow new contributions of $2,000 per tax year.

* Rollover IRAs: tax deferred retirement accounts that retain the special tax advantages of lump sum distributions from qualified retirement plans and transferred IRA accounts.

* Simplified Employees Pension Plans (SEP): a relatively easy and inexpensive alternative to retirement planning for sole proprietors, partnerships and corporations. Under a SEP, employers make deductible contributions to their own and to eligible employees' IRA accounts. Employee contributions are available through a "Salary Deferral" SEP for businesses with fewer than 25 eligible employees.

* Keogh Plans: defined contribution plans available to individuals with self-employed income and non incorporated businesses such as sole proprietors, professionals and partnerships. Contributions are tax-deductible to the employer and earnings are tax sheltered until distribution.

* Corporate Profit Sharing and Money Purchase Plans: defined contribution plans available to corporations to benefit their employees by making contributions on their behalf and in some cases permitting their employees to make contributions.

* 401(k) Programs: defined contribution plans available to corporations allowing tax deductible employer contributions and permitting employees to contribute a percentage of their wage on a tax-deferred basis.

* 403(b) Custodian Accounts: defined contribution plans open to employees of most non-profit organization and educational institutions.

* Deferred Benefit Plans: plan sponsors may invest all or part of their pension assets in the Fund.

D I V I D E N D S ,  D I S T R I B U T I O N S  A N D  T A X E S

Distributions. The Fund distributes all of its net investment income and capital gains to shareholders each year. Income dividends and any net capital gains are distributed in December. Unless a shareholder instructs the Trust to pay such dividends and distributions in cash, they will be automatically reinvested in additional shares of the Fund.

Federal Taxes. Distributions from the Fund's income and short-term capital gains are taxed as dividends and long-term capital gains. The Fund's distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional shares. Distributions declared to shareholders of record in November and December and paid in January are taxable as if paid on December 31. The Fund will send each shareholder a tax statement by January 31 showing the tax status of the distributions received in the past year.

Capital Gains. You may realize a capital gain or loss when you redeem (sell) or exchange shares. Because the tax treatment also depends on your purchase price and your personal tax position, you should keep your regular account statements to use in determining your tax.

"Buying a Dividend." On the record date for a distribution from capital gains, the Fund's share value is reduced by the amount of distribution. If you buy shares just before the record date ("buying a dividend"), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Other Tax Information. In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area.

Income received by the Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolio's assets to be invested in various countries will vary.

If the Portfolio is liable for foreign taxes, and if more than 50% of the value of the Portfolio's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, it may make an election pursuant to which certain foreign taxes paid by it would be treated as having been paid directly by shareholders of the entities, such as the Fund which have invested in the Portfolio. Pursuant to such election, the amount of foreign taxes paid will be included in the income for Fund shareholders, and Fund shareholders (except tax-exempt shareholders) may, subject to certain limitations, claim either a credit or deduction for the taxes. Each Fund shareholder will be notified after the close of the Portfolio's taxable year whether the foreign taxes paid will "pass through" for that year and, if so, such notifications will designate (a) the shareholder's portion of the foreign taxes paid to each such country and (b) the portion which represents income derived from sources within each such country.

The amount of foreign taxes for which a shareholder may claim a credit in any year will generally be subject to a separate limitation for "passive income," which includes, among other items of income, dividends, interest and certain foreign currency gains. Because capital gains realized by the Portfolio on the sale of foreign securities will be treated as U.S. source income, the available credit of foreign taxes paid with respect to such gains may be restricted by this limitation.

P E R F O R M A N C E  I N F O R M A T I O N  A N D  R E P O R T S

The Fund's performance may be used from time to time in advertisements, shareholder reports or other communications to shareholders or prospective shareholders. Performance information may include the Fund's investment results and/or comparisons of its investment results to various unmanaged indices or results of other mutual funds or investment or savings vehicles. The Fund's investment results as used in such communications will be calculated on a total rate of return basis in the manner set forth below. From time to time, fund rankings may be quoted from various sources.

The Trust may provide period and average annualized "total return" quotations for the Fund. The Fund's "total return" refers to the change in the value of an investment in the Fund over a stated period based on any change in net asset value per share and including the value of any shares purchasable with any dividends or capital gains distributed during such period. Period total return may be annualized. An annualized total return is a compounded total return which assumes that the period total return is generated over a one-year period, and that all dividends and capital gain distributions are reinvested.

Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of the Fund will vary depending upon interest rates, the current market value of the securities held by the Portfolio and changes in the Fund's expenses. In addition, during certain periods for which total return or yield quotations may be provided, Bankers Trust, as investment adviser, Service Agent or Administrator, or Signature, as Distributor, may have voluntarily agreed to waive portions of their fees on a month-to-month basis. Such waivers will have the effect of increasing the Fund's net income (and, therefore, its total return) during the period such waivers are in effect.

Shareholders will receive financial reports semiannually that include the Portfolio's financial statements, including listings of investment securities held by the Portfolio at those dates. Annual reports are audited by independent accountants.

M A N A G E M E N T  O F  T H E  T R U S T  A N D
B T  I N V E S T M E N T  P O R T F O L I O S

BOARD OF TRUSTEES
The affairs of the Trust and the BT Investment Portfolios are managed under the supervision of their respective Board of Trustees. By virtue of the responsibilities assumed by Bankers Trust, as the Administrator of the Trust and BT Investment Portfolios, neither the Trust nor BT Investment Portfolios requires employees other than its officers. None of the Trust's or BT Investment Portfolios' officers devotes full time to the affairs of the Trust of BT Investment Portfolios.

The Trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) (the "Independent Trustees") of the Trust are not the same as the Independent Trustees of BT Investment Portfolios. For more information with respect to the Trustees of both the Trust and BT Investment Portfolios, see "Management of the Trust and Portfolios" in the Statement of Additional Information.

INVESTMENT ADVISER
The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of the Fund by investing all the Assets of the Fund in the Portfolio. BT Investment Portfolios has retained the services of Bankers Trust as investment adviser.

Bankers Trust, a New York banking corporation with executive offices at 280 Park Avenue, New York, New York 10017, is a wholly owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional market. As of December 31, 1992, Bankers Trust New York Corporation was the seventh largest bank holding company in the United States with total assets of approximately $72 billion. Bankers Trust is a worldwide merchant bank dedicated to servicing the needs of corporations, governments, financial institutions and private clients through a global network of 83 offices in 36 countries. Investment management is a core business of Bankers Trust, built on a tradition of excellence from its roots as a trust bank founded in 1903. The scope of Bankers Trust's investment management capability is unique due to its leadership positions in both active and passive quantitative management and its presence in major equity and fixed income markets around the world. As of December 31, 1992, Bankers Trust had assets under management of about $151 billion world-wide and is one of the largest investment managers in the United States. Bankers Trust's officers have had extensive experience in managing investment portfolios having objectives similar to those of the Portfolio. Bankers Trust has been advised by its counsel that, in counsel's opinion, Bankers Trust currently may perform the services for the Trust and the Portfolio described in this Prospectus and the Statement of Additional Information without violation of the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretations of relevant federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law.

Bankers Trust, subject to the supervision and direction of the Board of Trustees of BT Investment Portfolios, manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. Bankers Trust may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as investment adviser.

All orders for investment transactions on behalf of the Portfolio are placed by Bankers Trust with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or a sale of an investment for the Portfolio only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents or customers of Bankers Trust.

Under its Investment Advisory Agreement, Bankers Trust receives a fee from the Portfolio, computed daily and paid monthly, at the annual rate of 0.65% of the average daily net assets of the Portfolio.

ADMINISTRATOR
Under its Administration and Services Agreement with the Trust, Bankers Trust calculates the net asset value of the Fund and generally assists the Board of Trustees of the Trust in all aspects of the administration and operation of the Trust. The Administration and Services Agreement provides for the Trust to pay Bankers Trust a fee, computed daily and paid monthly, at the annual rate of 0.85% of the average daily net assets of the Fund.

Under an Administration and Services Agreement with BT Investment Portfolios, Bankers Trust calculates the value of the Portfolio and generally assists the Board of Trustees of BT Investment Portfolios in all aspects of the administration and operation of BT Investment Portfolios. The Administration and Services Agreement provides for the Portfolio to pay Bankers Trust a fee, computed daily and paid monthly, at the annual rate of 0.15% of the average daily net assets of the Portfolio. Under the Administration and Services Agreement, Bankers Trust may delegate one or more of its responsibilities to others, including Signature, at Bankers Trust's expense.

DISTRIBUTOR
Under its Distribution Agreement with the Trust, Signature, as Distributor, serves as the Trust's principal underwriter on a best efforts basis. In addition, Signature provides the Trust with office facilities. Signature is a wholly owned subsidiary of Signature Financial Group, Inc. ("SFG"). SFG and its affiliates currently provide administration and distribution services for other registered investment companies. The principal business address of SFG and Signature is 6 St. James Avenue, Boston, Massachusetts 02116.

Pursuant to the terms of the Trust's Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), Signature may seek reimbursement in an amount not exceeding 0.20% of the Fund's average daily net assets annually for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares, including, but not limited to, compensation to and expenses (including overhead and telephone expenses) of account executives or other employees of Signature who, as their primary activity, engage in or support the distribution of shares, printing of Prospectuses, Statements of Additional Information and reports for other than existing Fund shareholders in amounts in excess of that typically used in connection with the distribution of shares of the Fund; costs of placing advertising in various media; services of parties other than Signature or its affiliates in formulating sales literature, and typesetting, printing and distribution of sales literature. All costs and expenses in connection with implementing and operating the Plan will be paid by the Fund, subject to the 0.20% of net assets limitation. All costs and expenses associated with preparing the Fund's Prospectus and Statement of Additional Information and in connection with printing them for and distributing them to existing shareholders and regulatory authorities, which costs and expenses would not be considered distribution expenses for purposes of the Plan, will also be paid by the Fund. To the extent expenses of Signature under the Plan in any fiscal year of the Trust exceed amounts payable under the Plan during that year, those expenses will not be reimbursed in any succeeding fiscal year. Expenses incurred in connection with distribution activities will be identified to the Fund or the other series of the Trust involved, although it is anticipated that some activities may be conducted on a Trust-wide basis, with the result that those activities will not be identifiable to any particular series. In the latter case, expenses will be allocated among the series of the Trust on the basis of their relative net assets.

SERVICE AGENT
All shareholders must be represented by a Service Agent. Bankers Trust acts as a Service Agent pursuant to its Administration and Service Agreement with the Trust and receives no additional compensation from the Fund for such shareholder services. The service fees of any other Service Agent, including broker-dealers, will be paid by Bankers Trust from its fees. The services provided by a Service Agent may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance, transmitting proxy statements, periodic reports, updated Prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as the Administrator or the Service Agent's clients may reasonably request and agree upon with the Service Agent. Service Agents may separately charge their clients additional fees only to cover provision of additional or more comprehensive services not already provided under the Administration and Service Agreement with Bankers Trust, or the type of scope not generally offered by a mutual fund, such as cash management services or enhanced retirement or trust reporting. Each Service Agent has agreed to transmit to shareholders who are its customers appropriate disclosures of any fees that it may charge them directly.

CUSTODIAN AND TRANSFER AGENT
Bankers Trust acts as Custodian of the assets of the Trust and BT Investment Portfolios and serves as the Transfer Agent for the Trust and BT Investment Portfolios under the Administration and Service Agreements with the Trust and BT Investment Portfolios.

ORGANIZATION OF THE TRUST
The Trust was organized on July 21, 1986 under the laws of the Commonwealth of Massachusetts. The Fund was established and designated as a separate series of the Trust on August 6, 1993. The Trust offers shares of beneficial interest of separate series, par value $0.001 per share. The shares of the other series of the Trust are offered through separate prospectuses. No series of shares has any preference over any other series.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

When matters are submitted for shareholder vote, shareholders of the Fund will have one votes for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of the Fund is required on any matter affecting the Fund on which shareholders are entitled to vote. Shareholders of the Fund are not entitled to vote on Trust matters that do not affect the Fund and do not require a separate vote of the Fund. There normally will be no meeting of shareholders for the purpose of electing Trustees of the Trust unless and until such time as less than a majority of the Trust's Trustees holding office have been elected by shareholders, at which time the Trust's Trustees then in office will call a shareholder's meeting for the election of Trustees of the Trust. Any Trustee of the Trust may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trust's Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. The Trust will also assist shareholders in communicating with one another as provided for in the 1940 Act.

BT Investment Portfolios was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated March 27, 1993. The Portfolio was established and designated as a separate series of BT Investment Portfolios on August 6, 1993. BT Investment Portfolios' Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio. The interests in BT Investment Portfolios are divided into separate series, such as the Portfolio. No series of BT Investment Portfolios has any preference over any other series.

Each series of the Trust will not be involved in any vote involving the Portfolio. Shareholders of all of the series of the Trust will, however, vote together to elect Trustees of the Trust and for certain other matters. Under certain circumstances the shareholders of one or more series could control the outcome of these votes. The series of BT Investment Portfolios will vote separately or together in the same manner as the series of the Trust. Under certain circumstances, the investor in one or more series of BT Investment Portfolios could control the outcome of these votes.

EXPENSES OF THE TRUST
The Fund bears its own expenses. Operating expenses for the Fund generally consist of all costs not specifically borne by Bankers Trust or Signature, including administration and service fees, fees for necessary professional services, amortization of organizational expenses, and costs associated with regulatory compliance and maintaining legal existence and shareholder relations. Bankers Trust and Signature have agreed to reimburse the Fund to the extent required by applicable state law for certain expenses that are described in the Statement of Additional Information. The Portfolio bears its own expenses. Operating expenses for the Portfolio generally consist of all costs not specifically borne by Bankers Trust or Signature, including investment advisory and administration and service fees, fees for necessary professional services, the costs associated with regulatory compliance and maintaining legal existence and investor relations.

A P P E N D I X

Foreign Currency Exchange Transactions. Because the Portfolio buys and sells securities denominated in currencies other than the U.S. dollar and receives interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Portfolio from time to time may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Portfolio either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies.

A forward foreign currency exchange contract is an obligation by the Portfolio to purchase or to sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. The Portfolio maintains with its custodian a segregated account of high grade liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Portfolio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

The Portfolio may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or change in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parties will be incorporated into Bankers Trust's long-term investment decisions, the Portfolio will not routinely enter into foreign currency hedging transactions with respect to security transactions, however, Bankers Trust believes that it is important to have the flexibility to enter into foreign currency hedging transactions when it determines that the transactions would be in the Portfolio's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

Options on Foreign Currencies. The Portfolio may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. The Portfolio may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different, but related currency. As with other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be used to hedge against fluctuations in exchange rates although, in the event of exchange rate movements adverse to the Portfolio's position, it may not forfeit the entire amount of the premium plus related transaction costs. In addition, the Portfolio may purchase call options on currency when the investment adviser anticipates that the currency will appreciate in value.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time. If the Portfolio is unable to effect a closing purchase transaction with respect to covered options it has written, the Portfolio will not be able to sell the underlying currency or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Portfolio is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying currency. The Portfolio pays brokerage commissions or spreads in connection with its options transactions.

As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-rated currency options. The Portfolio's ability to terminate over-the-counter options ("OTC Options") will be more limited than the exchange-traded options. It is also possible that broker-dealers participating in OTC Options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Portfolio will treat purchased OTC Options and assets used to cover written OTC Options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

American Depositary Receipts and European Depositary Receipts. The Portfolio may invest in securities of foreign issuers directly in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other similar securities representing securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use on the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets.

Options on Stocks. The Portfolio may write and purchase options on stocks. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying stock at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy the underlying stock at the exercise price at any time during the option period. A covered call option with respect to which the Portfolio owns the underlying stock sold by the Portfolio exposes the Portfolio during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying stock or to possible continued holding of a stock which might otherwise have been sold to protect against depreciation in the market price of the stock. A covered put option sold by the Portfolio exposes the Portfolio during the term of the option to a decline in price of the underlying stock. A put option sold by the Portfolio is covered, when among other things, cash or liquid securities are placed in a segregated account to fulfill the obligations undertaken.

To close out a position when writing covered options, the Portfolio may make a "closing purchase transaction" which involves purchasing an option on the same stock with the same exercise price and expiration date as the option which it has previously written on the stock. The Portfolio will realize a profit or loss for a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Portfolio may make a "closing sale transaction" which involves liquidating the Portfolio's position by selling the option previously purchased.

The Portfolio intends to treat OTC Options purchased and the assets used to "cover" OTC Options written as not readily marketable and therefore subject to the limitations described in "Investment Restrictions" in the Statement of Additional Information.

Options on Foreign Stock Indexes. The Portfolio may purchase and write put and call options on foreign stock indexes listed on domestic and foreign stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

Options on stock indexes are generally similar to options on stocks except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holders the right to receive a cash "exercise settlement amount" equal to
(a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

To the extent permitted by U.S. federal or state securities laws, the Portfolio may invest in options on foreign stock indexes in lieu of direct investment in foreign securities. The Portfolio may also use foreign stock index options for hedging purposes.

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the portfolio will realize a gain or loss from the purchase or writing of options in an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in price of a particular stock. Accordingly, successful use by the Portfolio of options on stock indexes will be subject to Bankers Trust's ability to predict correctly movement in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Futures Contracts on Foreign Stock Indexes. The Portfolio may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of foreign securities ("Futures Contracts"). This investment technique is designed only to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by the Portfolio or adversely affect the prices of securities which are intended to be purchased at a later date for the Portfolio. A Futures Contract may also be entered into to close out or offset an existing futures position.

In general, each transaction in Futures Contracts involves the establishment of a position which will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures position taken for the Portfolio will rise in value by an amount which approximately offsets the decline in value of the portion of the Portfolio's investments that is being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized.

Although Futures Contracts would be entered into for hedging purposes only, such transactions do involve certain risks. These risks could include a lack of correlation between the Futures Contract and the foreign equity market being hedged, a potential lack of liquidity in the secondary market and incorrect assessments of market trends which may result in poorer overall performance than if a Futures Contract had not been entered into.

Brokerage costs will be incurred and "margin" will be required to be posted and maintained as a good faith deposit against performance of obligations under Futures Contracts written for the Portfolio. The Portfolio may not purchase or sell a Futures Contract if immediately thereafter its margin deposits on its outstanding Futures Contracts would exceed 5% of the market value of the Portfolio's total assets.

Options on Futures Contracts. The Portfolio may invest in options on such futures contracts for similar purposes.

All options that the Portfolio writes will be covered under applicable requirements of the SEC. The Portfolio will write and purchase put and call options only to the extent permitted by the policies of state securities authorities in states where shares of the Fund are qualified for offer and sale.

There can be no assurance that the use of these portfolio strategies will be successful.

When Issued and Delayed Delivery Securities. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to the Portfolio unless settlement takes place. The Portfolio maintains with the Custodian a segregated account containing high grade liquid securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged.

Securities Lending. The Portfolio is permitted to lend up to 30% of the total value of its securities. These loans must be secured continuously by cash or equivalent collateral or by a letter of credit at least equal to the market value of the securities loaned plus accrued income. By lending its securities, the Portfolio can increase its income by continuing to receive income on the loaned securities as well as by the opportunity to receive interest on the collateral. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its investors.

            INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR
                            BANKERS TRUST COMPANY

                                 DISTRIBUTOR
                    SIGNATURE BROKER-DEALER SERVICES, INC.

                         CUSTODIAN AND TRANSFER AGENT
                            BANKERS TRUST COMPANY

                           INDEPENDENT ACCOUNTANTS
                              COOPERS & LYBRAND

                                   COUNSEL
                           WILLKIE FARR & GALLAGHER
 ..............................................................................

No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectuses, its Statements of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.
 ..............................................................................

B T  I N V E S T M E N T
--------------------------------------------------------------------------------
PROSPECTUS: JANUARY 6, 1994                         International
                                                    Bond Fund
Please read this Prospectus carefully before
investing and retain it for future reference.
It contains important information about the
fund that you should know and can refer to in
deciding whether the fund's goals match your      o Seeks high total investment
own.
                                                    return primarily from
A Statement of Additional Information (SAI)
with the same date has been filed with the          an international portfolio
Securities and Exchange Commission, and is
incorporated herein by reference. You may           of debt instruments
request a free copy of the Statement by calling
the fund's distributor at 1-800-545-1074 or by      denominated in various
calling any service agent.
                                                    currencies and multinational
UNLIKE OTHER MUTUAL FUNDS, THIS FUND IS AN
OPEN-END MANAGEMENT INVESTMENT COMPANY WHICH        currency units.
SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY
INVESTING ALL OF ITS ASSETS IN THE PORTFOLIO
WHICH IS A SEPARATE FUND WITH AN IDENTICAL
INVESTMENT OBJECTIVE. SEE "SPECIAL INFORMATION
CONCERNING MASTER-FEEDER FUND STRUCTURE" ON
PAGE 11.

THE PORTFOLIO MAY BORROW MONEY FOR INVESTMENT
IN SECURITIES. SUCH LEVERAGE WILL EXAGGERATE
ANY INCREASE OR DECREASE IN VALUE OF SHARES OF
THE FUND. BORROWING ALSO INVOLVES COSTS TO THE
PORTFOLIO. SEE "LEVERAGE" ON PAGE 6 HEREIN.

SHARES OF THE FUND ARE NEITHER INSURED NOR
GUARANTEED BY THE U.S. GOVERNMENT. SHARES OF
THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, BANKERS TRUST
COMPANY AND THE SHARES ARE NOT FEDERALLY
INSURED BY THE FEDERAL DEPOSIT INSURANCE
CORPORATION, THE FEDERAL RESERVE BOARD OR ANY
OTHER AGENCY. THE FUND'S NET ASSET VALUE PER        BANKERS TRUST COMPANY
SHARE WILL FLUCTUATE.                               Investment Adviser of the
                                                    Portfolio and Administrator
THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE          SIGNATURE BROKER-
COMMISSION OR ANY STATE SECURITIES COMMISSION       DEALER SERVICES, INC.
NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
OR ANY STATE SECURITIES COMMISSION PASSED UPON      Distributor
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.        6 St. James Avenue
ANY REPRESENTATION TO THE CONTRARY IS A             Boston, Massachusetts 02116
CRIMINAL OFFENSE.

T A B L E  O F  C O N T E N T S
------------------------------------------------------------------------------
                                                                          PAGE
 ..............................................................................
Highlights                                                                   1
Summary of Fund Expenses                                                     3
Investment Objective, Policies and Risks                                     4
Net Asset Value                                                             13
Purchase and Redemption of Shares                                           13
Dividends, Distributions and Taxes                                          16
Performance Information and Reports                                         17
Management of the Trust and BT Investment Portfolios                        18
 ..............................................................................

S U M M A R Y  O F  F U N D  E X P E N S E S

The following table provides (i) a summary of expenses relating to purchases and sales of the shares of International Bond Fund (the "Fund"), and the aggregate annual operating expenses of the Fund and the International Bond Portfolio, as a percentage of average net assets of the Fund and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment in the Fund. THE TRUSTEES OF THE BT INVESTMENT FUNDS (THE "TRUST") BELIEVE THAT THE AGGREGATE PER SHARE EXPENSES OF THE FUND AND THE PORTFOLIO WILL BE LESS THAN OR APPROXIMATELY EQUAL TO THE EXPENSES WHICH THE FUND WOULD INCUR IF THE TRUST RETAINED THE SERVICES OF AN INVESTMENT ADVISER AND THE INVESTABLE ASSETS ("ASSETS") OF THE FUND WERE INVESTED DIRECTLY IN THE TYPE OF SECURITIES BEING HELD BY THE PORTFOLIO.
------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES
(as a percentage of the average daily net assets of each Fund)
 ..............................................................................
Investment advisory fee (after waiver)                                   0.55%
12b-1 fees                                                               0.00
Other expenses (after reimbursements or waivers)                         0.70
 ..............................................................................
Total operating expenses (after reimbursements or waivers)               1.25%
 ..............................................................................
Example                                                 1 year         3 years
 ..............................................................................
You would pay the following expenses on a $1,000
  investment, assuming (1) 5% annual return and (2)
  redemption at the end of each time period               $13            $40
------------------------------------------------------------------------------

The expense table and the example above show the costs and expenses that an investor will bear directly or indirectly as a shareholder of the Fund. While reimbursement of distribution expenses in amounts up to 0.20% of average net assets are authorized to be made pursuant to the Plan of Distribution under Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") it is not expected that any payments will actually be made under that plan in the foreseeable future. Bankers Trust Company ("Bankers Trust") has voluntarily agreed to waive a portion of its investment advisory fee. Without such waiver, the Portfolio's investment advisory fee would be equal to 0.65%. The expense table and the example reflect a voluntary undertaking by Bankers Trust or Signature Broker-Dealer Services, Inc. ("Signature") to waive or reimburse expenses such that total operating expenses will not exceed 1.25% of the Fund's average net assets annually. In the absence of this undertaking, it is estimated that total operating expenses would be equal to approximately 1.50% of the Fund's average net assets annually. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Moreover, while each example assumes a 5% annual return, actual performance will vary and may result in a return greater or less than 5%.

The Fund is sold by Signature as the Trust's distributor (the "Distributor") to customers of Bankers Trust or to customers of another bank, other financial institution or broker-dealer that has an agreement with Bankers Trust (along with Bankers Trust, a "Servicing Agent"). Some Service Agents may impose certain conditions on their customers in addition to or different from those imposed by the Fund and may charge their customers a direct fee for their services. Each Service Agent has agreed to transmit to shareholders who are its customers appropriate disclosures of any fees that it may charge them directly.

For more information with respect to the expenses of the Fund and the Portfolio see "Management of the Trust and BT Investment Portfolios" herein.

I N V E S T M E N T  O B J E C T I V E,  P O L I C I E S  A N D  R I S K S

The Fund's investment objective is high total investment return (income and capital appreciation) by investing in an international portfolio of debt instruments denominated in various currencies and multi-national currency units.

The Trust seeks to achieve the investment objective of the Fund by investing all the Assets of the Fund in the International Bond Portfolio, which has the same investment objective as the Fund. The Trust may withdraw the investment of the Fund from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the Assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment adviser to manage the Fund's Assets in accordance with the investment policies described below with respect to the Portfolio.

Since the investment characteristics of the Fund will correspond directly to those of the Portfolio, the following is a discussion of the various investments of and techniques employed by the Portfolio. Additional information about the investment policies of the Portfolio appears in the Statement of Additional Information of the Fund. There can be no assurance that the investment objective of either the Fund or the Portfolio will be achieved.

INTERNATIONAL BOND PORTFOLIO
The Portfolio seeks to fulfill its objective by investing in high quality debt securities of governments from the world's major industrialized countries, their agencies and instrumentalities and in other investment grade debt securities. Initially, the countries will include but not be limited to Australia, Canada, Denmark, France, Germany, Japan, New Zealand, the United Kingdom, and the United States. Under normal circumstances, at least 65% of the total assets of the Fund will be invested in foreign debt securities with one year or more remaining maturities. The Portfolio will only purchase debt securities rated investment grade or higher at the time of purchase by Moody's Investors Service, Inc. ("Moody's") (Baa or better) or Standard & Poor's Corporation ("S&P") (BBB or better), or if not rated, are believed by Bankers Trust, as investment adviser (the "Adviser") to be of comparable quality. For further discussion of the unique risk associated with investing in foreign securities, see "Risk Factors" herein and the Statement of Additional Information.

The Portfolio's approach is value-based and it pursues its total return objective by investing in various debt instruments on the basis of the potential capital appreciation of such instruments and the rates of income paid. The Adviser considers many factors in its selection of specific instruments, including credit quality, the relative levels of interest rates. The Portfolio invests in instruments denominated in various currencies without regard to potential currency fluctuations and may therefore wish to utilize various currency hedging techniques, in order to reduce overall portfolio volatility.

Under normal conditions, the Adviser invests mainly in medium-term securities and, as such, does not expect that the weighted average maturity of the Portfolio will exceed eight years. The weighted average maturity of the Portfolio's investments will vary based on the Adviser's assessment of economic and market conditions; the Adviser may respond to market changes in interest rates by adjusting the weighted average maturity of the Portfolio through the purchase or sale of securities. The market value of debt securities generally moves inversely to the direction of movements in interest rates; furthermore, instruments with longer maturities will fluctuate to a greater degree than those with shorter maturities. As a result, fluctuations in the level of interest rates will directly impact the Fund's net asset value per share.

In countries and regions with well-developed capital markets where more information is available, the Adviser will seek to select individual investments for the Portfolio. The Portfolio may invest in securities of companies having various levels of net worth, including smaller companies whose securities may be more volatile than securities offered by larger companies with higher levels of net worth.

In other countries and regions where capital markets are underdeveloped or not easily accessed and information is difficult to obtain, the Portfolio may choose to invest only at the market level. Here, the Portfolio may seek to achieve country exposure through use of options or futures based on an established local index. Similarly, country exposure may also be achieved through investments in other registered investment companies. Restrictions on both these types of investments are fully explained herein and in the Statement of Additional Information.

The Portfolio can invest in the securities of any type of issuer, including U.S. and foreign governments, corporations, banks, and supranational organizations. There is no limit on investments in any region, country, or currency, although the Portfolio normally invests in at least three different countries, other than the United States.

Debt Securities. Bonds and other debt instruments are methods for an issuer to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some, such as zero coupon debt securities, do not pay current interest, but are purchased at a discount from their face values. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Debt securities rated Baa by Moody's or BBB by S&P have speculative characteristics.

U.S. Government securities are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the agency that issued them.

Leverage. The Portfolio may borrow up to one-third of the value of its total assets, from banks or through the use of reverse repurchase agreements, to increase its holdings of portfolio securities. Under the 1940 Act, the Portfolio is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Portfolio's holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of the Portfolio securities and the Fund's net asset value and money borrowed by the Portfolio will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

Reverse Repurchase Agreements. In a reverse repurchase agreement the Portfolio agrees to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price. At the time the Portfolio enters into a reverse repurchase agreement it will place in a segregated custodial account cash, U.S. Government securities or high grade, liquid debt obligations having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of those securities. Reverse repurchase agreements are considered to be borrowings by the Portfolio for purposes of the limitations described in "Leverage" above.

Repurchase Agreements. The Portfolio may engage in repurchase agreement transactions with banks and governmental securities dealers approved by the Trustees of the Portfolio. Under the terms of a typical repurchase agreement, the Portfolio would acquire an underlying debt obligation of a kind in which the Portfolio could invest for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the underlying securities will be at least equal at all time to the total amount of the repurchase obligations, including interest. The Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert these rights. Bankers Trust, acting under the supervision of the Board of Trustees of the Portfolio, reviews the creditworthiness of those banks and dealers with which the portfolio enters in repurchase agreements and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that it is maintained at the required level. Repurchase agreements are considered collateralized loans under the 1940 Act.

Foreign Currency Exchange Transactions. Because the Portfolio buys and sells securities denominated in currencies other than the U.S. dollar and receives interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Portfolio from time to time may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Portfolio either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies.

A forward foreign currency exchange contract is an obligation by the Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. The Portfolio maintains with its custodian a segregated account of high grade liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Portfolio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

The Portfolio may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into Bankers Trust's long-term investment decisions, the Portfolio will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, Bankers Trust believes that it is important to have the flexibility to enter into foreign currency hedging transactions when it determines that the transactions would be in the Portfolio's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

Options on Foreign Currencies. The Portfolio may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. The Portfolio may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different, but related currency. As with other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be used to hedge against fluctuations in exchange rates although, in the event of exchange rate movements adverse to the Portfolio's position, it may forfeit the entire amount of the premium plus related transaction costs. In addition, the Portfolio may purchase call options on currency when the investment adviser anticipates that the currency will appreciate in value.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time. If the Portfolio is unable to effect a closing purchase transaction with respect to covered options it has written, the Portfolio will not be able to sell the underlying currency or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Portfolio is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying currency. The Portfolio pays brokerage commissions or spreads in connection with its options transactions.

As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. The Portfolio's ability to terminate over-the-counter options ("OTC Options") will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in OTC Options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Portfolio will treat purchased OTC Options and assets used to cover written OTC Options as illiquid securities. With respect to options written with primary dealers in U.S. Government Securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

Options on Futures Contracts. The Portfolio may invest in options on such futures contracts for similar purposes.

All options that the Portfolio writes will be covered under applicable requirements of the SEC. The Portfolio will write and purchase put and call options only to the extent permitted by the policies of state securities authorities in states where shares of the Fund are qualified for offer and sale.

There can be no assurance that the use of these portfolio strategies will be successful.

When-Issued and Delayed Delivery Securities. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to the Portfolio until settlement takes place. The Portfolio maintains with the Custodian a segregated account containing high grade liquid securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged.

Securities Lending. The Portfolio is permitted to lend up to 30% of the total value of its securities. These loans must be secured continuously by cash or equivalent collateral or by a letter of credit at least equal to the market value of the securities loaned plus accrued income. By lending its securities, the Portfolio can increase its income by continuing to receive income on the loaned securities as well as by the opportunity to receive interest on the collateral. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its investors.

Direct Debt Instruments. Loans and other direct debt instruments are interests in amounts owed to another party by a company, government, or other borrower. They may have additional risks beyond conventional debt securities because they may have less legal protection for a fund, or there may be a requirement that a fund supply additional cash to a borrower on demand.

Asset-Backed and Mortgage Securities. Issued by U.S. Government agencies and other private U.S.-based issuers, these securities may include pools of consumer loans, mortgage-backed securities, collateralized mortgage obligations, and stripped mortgage-backed securities.

The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of parties involved. These securities may also be subject to prepayment risk.

Additional Investment Limitations. As a diversified fund, no more than 5% of the assets of the Portfolio may be invested in the securities of one issuer (other than U.S. Government securities), except that up to 25% of the Portfolio's assets may be invested without regard to this limitation. The Portfolio will not invest more than 25% of its assets in the securities of issuers in any one industry. These are fundamental investment policies of the Portfolio which may not be changed without investor approval. No more than 15% of the Portfolio's net assets may be invested in illiquid or not readily marketable securities (including repurchase agreements and time deposits maturing in more than seven days). Additional investment policies of the Portfolio are contained in the Statement of Additional Information.

The Fund's investment objective is not a fundamental policy and may be changed upon notice to but without the approval of the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of the Portfolio is also not a fundamental policy. Shareholders of the Fund will receive 30 days prior written notice with respect to any change in the investment objective of the Fund or the Portfolio.

RISK FACTORS: MATCHING THE FUND TO YOUR INVESTMENT NEEDS
By itself, the Fund does not constitute a balanced investment plan; the Fund and the Portfolio seek high total investment return from investment primarily in debt securities issued anywhere in the world. Changes in domestic and foreign interest rates may affect the value of the Portfolio's investments, and rising interest rates can be expected to reduce the Fund's share value. The Appendix includes a description of a number of investments and investment techniques available to the Portfolio, including foreign investments and the use of options and futures, and sets out certain risks associated with these investments and techniques. The Fund's share price, yield and total return fluctuate and your investment may be worth more or less than your original cost when you redeem your shares.

Investors should realize that investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Although the Portfolio intends to invest primarily in securities of established companies based in developed countries, investors should realize that the value of the Portfolio's investments may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Portfolio's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. Any foreign investments made by the Portfolio must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

The Portfolio may invest in the securities of issuers based in underdeveloped countries, including those in Eastern Europe. Investment in securities of issuers based in underdeveloped countries entails all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Portfolio's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) in the case of Eastern Europe, the absence of developed capital market and legal structures governing private or foreign investment and private property and the possibility that recent favorable economic and political developments could be slowed or reversed by unanticipated events. The Portfolio will not invest more than 5% of the value of its total assets in securities of issuers based in Eastern Europe.

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the Portfolio holds various foreign currencies from time to time, the value of the net assets of the Portfolio as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. Generally, the Portfolio's currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of the Portfolio's currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold. In order to protect against uncertainty in the level of future foreign currency exchange rates, the Portfolio is authorized to enter into certain foreign currency exchange transactions. See the Appendix.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of the New York Stock Exchange Inc. (the "NYSE"). Accordingly, the Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity.

In buying and selling securities on foreign exchanges, the Portfolio normally pays fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States. Bankers Trust intends to manage the Portfolio actively in pursuit of its investment objective. However, the annual portfolio turnover rate of the Portfolio is generally not expected to exceed 200%. The Portfolio does not expect to trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time held.

SPECIAL INFORMATION CONCERNING MASTER-FEEDER FUND STRUCTURE
Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its Assets in the Portfolio, a separate registered investment company with the same investment objectives as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect, like investments in other investment companies and pooled investment vehicles. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Information concerning other holders of interests in the Portfolio is available from the administrator (the "Administrator") at (800) 545-1074.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote. Certain changes in the Portfolio's investment objectives, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

The Fund may withdraw its investment from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the Assets of the Fund in another pooled investment entity having the same investment objectives as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio.

The Fund's investment objective is not a fundamental policy and may be changed upon notice to but without the approval of the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of the Portfolio is also not a fundamental policy. Shareholders of the Fund will receive 30 days prior written notice with respect to any change in the investment objective of the Fund or the Portfolio. See "Investment Objective, Policies and Risks" for a description of the fundamental policies of the Portfolio that cannot be changed without approval by the holders of "a majority of the outstanding voting securities" (as defined in the 1940 Act) of the Portfolio.

For descriptions of the investment objective, policies and restrictions of the Portfolio, see "Investment Objective, Policies and Risks." For descriptions of the management of the Portfolio, see "Management of the Trust and BT Investment Portfolios" herein and "Management of the Trust and the Portfolios" in the Statement of Additional Information. For descriptions of the expenses of the Portfolio, see "Management of the Trust and BT Investment Portfolio."

N E T  A S S E T  V A L U E

The net asset value per share of the Fund is calculated on each day on which the NYSE is open and New York chartered banks are not closed owing to customary local or regional holidays (each such day being a "Valuation Day"). The NYSE and New York chartered banks are currently both open on each day, Monday through Friday, except (a) January 1st, Martin Luther King, Jr.'s Birthday (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Columbus Day (the second Monday in October), November 11th, Thanksgiving Day (the last Thursday in November) and December 25th; (b) the preceding Friday or the subsequent Monday when one of the calendar-determined holidays falls on a Saturday or Sunday, respectively; and (c) such other bank holidays as from time to time may be designated by the appropriate authorities of the State of New York.

The net asset value per share of the Fund is calculated once on each Valuation Day as of the close of regular trading on the NYSE (the "Valuation Time"), which is currently 4:00 p.m., New York time. The net asset value per share of the Fund is computed by dividing the value of the Fund's Assets (i.e., the value of its investment in the Portfolio and other assets), less all liabilities, by the total number of its shares outstanding. The Portfolio's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by Bankers Trust, pursuant to procedures adopted by the Portfolio's Board of Trustees. These procedures require Bankers Trust to value such a security at the same value as an equivalent security which is readily marketable, in making such comparisons, and to consider all relevant factors, in making such comparisons, under applicable guidelines of the Securities and Exchange Commission (the "SEC"). See "Valuation of Securities" in the Statement of Additional Information for more information.

P U R C H A SE  A N D  R E D E M P T I O N  O F  S H A R E S

PURCHASE OF SHARES
The Trust accepts purchase orders for shares of the Fund at the net asset value per share of the Fund next determined on each Valuation Day. See "Net Asset Value" above. There is no sales charge on the purchase of shares, but costs of distributing shares of the Fund may be reimbursed from its assets, as described herein. Excluding retirement plans, the minimum initial investment in the Trust is $20,000, which may be allocated in amounts not less than $5,000 per fund in certain funds in the BT Family of Funds. The subsequent minimum investment in the Fund is $5,000 (excluding retirement plans). Service Agents may impose initial and subsequent investment minimums that differ from these amounts. Shares of the Fund may be purchased in only those states where they may be lawfully sold.

Purchase orders for shares of the Fund that are received by a Service Agent and transmitted to Bankers Trust, as the Trust's transfer agent (the "Transfer Agent"), prior to the Valuation Time (currently 4:00 p.m., New York time) on any Valuation Day will be effective at that day's Valuation Time. The Trust and Signature reserve the right to reject any purchase order.

Shares must be purchased in accordance with procedures established by the Transfer Agent and Service Agents, including Bankers Trust, in connection with customers' accounts. It is the responsibility of each Service Agent to transmit to the Transfer Agent purchase and redemption orders and to transmit to Bankers Trust as the Trust's custodian (the "Custodian") purchase payments on behalf of its customers in a timely manner, and a shareholder must settle with the Service Agent his or her entitlement to an effective purchase or redemption order as of a particular time. Because Bankers Trust is the Custodian and Transfer Agent of the Trust, funds may be transferred directly from or to a customer's account with Bankers Trust to or from the Fund without incurring the additional costs or delays associated with the wiring of federal funds.

Certificates for shares will not be issued. Each shareholder's account will be maintained by a Service Agent or the Transfer Agent.

REDEMPTION OF SHARES
Shareholders may redeem shares at the net asset value per share next determined on each Valuation Day. Redemption requests should be transmitted by customers in accordance with procedures established by the Transfer Agent and the shareholder's Service Agent. Redemption requests for shares of the Fund received by the Service Agent and transmitted to the Transfer Agent prior to the Valuation Time (currently 4:00 p.m., New York time) on each Valuation Day will be effective at that day's Valuation Time and the redemption proceeds normally will be delivered to the shareholder's account with the Service Agent on the next day, but in any event within seven days.

Service Agents may allow redemptions or exchanges by telephone and may disclaim liability for following instructions communicated by telephone that the Service Agent reasonably believes to be genuine. The Service Agent must provide the investor with an opportunity to choose whether or not to utilize the telephone redemption or exchange privilege. The Service Agent must employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Service Agent does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.

Redemption orders are processed without charge by the Trust. A Service Agent may on at least 30 days' notice involuntarily redeem a shareholder's account with the Fund having a current value of less than $5,000 (excluding retirement plans), but not if an account is below $5,000 due to a change in market value.

EXCHANGE PRIVILEGE
Shareholders may exchange their shares for shares of certain other funds in the BT Family of Funds registered in their state. The Fund reserves the right to terminate or modify the exchange privilege in the future. To make an exchange, follow the procedures indicated in "Purchase of Shares" and "Redemption of Shares" in that fund's prospectus. Before making an exchange, please note the following:

* Call your Service Agent for information and a prospectus. Read the prospectus for relevant information.

* Complete and sign an application, taking care to register your new account in the same name, address and taxpayer identification number as your existing account(s).

* Each exchange represents the sale of shares of one fund and the purchase of shares of another, which may produce a gain or loss for tax purposes. Your Service Agent will send a written confirmation of each exchange transaction.

TAX-SAVING RETIREMENT PLANS
Retirement plans offer significant tax savings and are available to individuals, partnerships, small businesses, corporations, nonprofit organizations and other institutions. Contact your Service Agent or Bankers Trust for further information. Bankers Trust can set up your new account in the Fund under a number of several tax-sheltered plans. These plans contain special tax advantages and let you invest for retirement while sheltering your investment income from current taxes. Minimums may differ from those listed elsewhere in the Prospectus.

* Individual Retirement Accounts (IRAs): personal savings plans that offer tax advantages for individuals to set aside money for retirement and allow new contributions of $2,000 per tax year.

* Rollover IRAs: tax-deferred retirement accounts that retain the special tax advantages of lump sum distributions from qualified retirement plans and transferred IRA accounts.

* Simplified Employee Pension Plans (SEP): a relatively easy and inexpensive alternative to retirement planning for sole proprietors, partnerships and corporations. Under a SEP, employers make tax-deductible contributions to their own and to eligible employees' IRA accounts. Employee contributions are available through a "Salary Deferral" SEP for businesses with fewer than 25 eligible employees.

* Keogh Plans: defined contribution plans available to individuals with self-employed income and nonincorporated businesses such as sole proprietors, professionals and partnerships. Contributions are tax-deductible to the employer and earnings are tax-sheltered until distribution.

* Corporate Profit-Sharing and Money-Purchase Plans: defined contribution plans available to corporations to benefit their employees by making contributions on their behalf and in some cases permitting their employees to make contributions.

* 401(k) Programs: defined contribution plans available to corporations allowing tax-deductible employer contributions and permitting employees to contribute a percentage of their wages on a tax-deferred basis.

* 403(b) Custodian Accounts: defined contribution plans open to employees of most nonprofit organizations and educational institutions.

* Deferred Benefit Plans: plan sponsors may invest all or part of their pension assets in the Fund.

D I V I D E N D S,  D I S T R I B U T I O N S  A N D  T A X E S

Distributions. The Fund distributes substantially all of its net investment income and capital gains to shareholders each year. Income dividends and any net capital gains are distributed in December. Unless a shareholder instructs the Trust to pay such dividends and distributions in cash, they will be automatically reinvested in additional shares of the Fund.

Federal Taxes. Distributions from the Fund's income and short-term capital gains are taxed as dividends, and long-term capital gain distributions are taxed as long-term capital gains. The Fund's distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional shares. Distributions declared to shareholders of record in November and December and paid in January are taxable as if paid on December 31. The Fund will send each shareholder a tax statement by January 31 showing the tax status of the distributions received in the past year.

Capital Gains. You may realize a capital gain or loss when you redeem (sell) or exchange shares. Because the tax treatment also depends on your purchase price and your personal tax position, you should keep your regular account statements to use in determining your tax.

"Buying a Dividend." On the record date for a distribution from capital gains, the Fund's share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend"), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Other Tax Information. In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area.

Income received by the Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolio's assets to be invested in various countries will vary.

If the Portfolio is liable for foreign taxes, and if more than 50% of the value of the Portfolio's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, it may make an election pursuant to which certain foreign taxes paid by it would be treated as having been paid directly by shareholders of the entities, such as the Fund, which have invested in the Portfolio. Pursuant to such election, the amount of foreign taxes paid will be included in the income of Fund shareholders, and Fund shareholders (except tax-exempt shareholders) may, subject to certain limitations, claim either a credit or deduction for the taxes. Each Fund shareholder will be notified after the close of the Portfolio's taxable year whether the foreign taxes paid will "pass through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country and (b) the portion which represents income derived from sources within each such country.

The amount of foreign taxes for which a shareholder may claim a credit in any year will generally be subject to a separate limitation for "passive income," which includes, among other items of income, dividends, interest and certain foreign currency gains. Because capital gains realized by the Portfolio on the sale of foreign securities will be treated as U.S.-source income, the available credit of foreign taxes paid with respect to such gains may be restricted by this limitation.

P E R F O R M A N C E  I N F O R M A T I O N  A N D  R E P O R T S

The Fund's performance may be used from time to time in advertisements, shareholder reports or other communications to shareholders or prospective shareholders. Performance information may include the Fund's investment results and/or comparisons of its investment results to various unmanaged indices or other various unmanaged indexes or results of other mutual funds or investment or savings vehicles. The Fund's investment results as used in such communications will be calculated on a total rate of return basis in the manner set forth below. From time to time, fund rankings may be quoted from various sources.

The Trust may provide period and average annualized "total return" quotations for the Fund. The Fund's "total return" refers to the change in the value of an investment in the Fund over a stated period based on any change in net asset value per share and including the value of any shares purchasable with any dividends or capital gains distributed during such period. Period total return may be annualized. An annualized total return is a compounded total return which assumes that the period total return is generated over a one-year period, and that all dividends and capital gain distributions are reinvested. An annualized total return will be slightly higher than a period total return if the period is shorter than one year, because of the assumed reinvestment.

Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of the Fund will vary depending upon interest rates, the current market value of the securities held by the Portfolio and changes in the Fund's expenses. In addition, during certain periods for which total return quotations or yields may be provided, Bankers Trust, as investment adviser, Service Agent or Administrator, or Signature, as Distributor, may have voluntarily agreed to waive portions of their fees on a month-to-month basis. Such waivers will have the effect of increasing the Fund's net income (and therefore its total return) during the period such waivers are in effect.

Shareholders will receive financial reports semiannually that include the Portfolio's financial statements, including listings of investment securities held by the Portfolio at those dates. Annual reports are audited by independent accountants.

M A N A G E M E N T  O F  T H E  T R U S T
A N D  B T  I N V E S T M E N T  P O R T F O L I O S

BOARD OF TRUSTEES
The affairs of the Trust and the Portfolio are managed under the supervision of their respective Boards of Trustees. By virtue of the responsibilities assumed by Bankers Trust, as the administrator of the Trust and the Portfolio, neither the Trust nor the Portfolio requires employees other than its officers. None of the Trust's or the Portfolio's officers devotes full time to the affairs of the Trust or the Portfolio.

The Trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) (the "Independent Trustees") of the Trust are not the same as the Independent Trustees of the Portfolio. For more information with respect to the Trustees of both the Trust and the Portfolio, see "Management of the Trust and Portfolios" in the Statement of Additional Information.

INVESTMENT ADVISER
The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of the Fund by investing all the Assets of the Fund in the Portfolio. The Portfolio has retained the services of Bankers Trust, as investment adviser.

Bankers Trust, a New York banking corporation with executive offices at 280 Park Avenue, New York, New York 10017, is a wholly owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional market. As of December 31, 1992, Bankers Trust New York Corporation was the seventh largest bank holding company in the United States with total assets of approximately $72 billion. Bankers Trust is a worldwide merchant bank dedicated to servicing the needs of corporations, governments, financial institutions and private clients through a global network of 83 offices in 36 countries. Investment management is a core business of Bankers Trust, built on a tradition of excellence from its roots as a trust bank founded in 1903. The scope of Bankers Trust's investment management capability is unique due to its leadership positions in both active and passive quantitative management and its presence in major equity and fixed income markets around the world. As of December 31, 1992, Bankers Trust had assets under management of about $151 billion worldwide and is one of the largest investment managers in the United States. Bankers Trust's officers have had extensive experience in managing investment portfolios having objectives similar to those of the Portfolio. Bankers Trust has been advised by its counsel that, in counsel's opinion, Bankers Trust currently may perform the services for the Trust and the Portfolio described in this Prospectus and the Statement of Additional Information without violation of the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretations of relevant federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law.

Bankers Trust, subject to the supervision and direction of the Board of Trustees of the Portfolio, manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. Bankers Trust may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as investment adviser. All orders for investment transactions on behalf of the Portfolio are placed by Bankers Trust with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents or customers of Bankers Trust.

Under its Investment Advisory Agreement, Bankers Trust receives a fee from the Portfolio, computed daily and paid monthly, at the annual rate of 0.65% of the average daily net assets of the Portfolio.

ADMINISTRATOR
Under its Administration and Services Agreement with the Trust, Bankers Trust calculates the net asset value of the Fund and generally assists the Board of Trustees of the Trust in all aspects of the administration and operation of the Trust. The Administration and Services Agreement provides for the Trust to pay Bankers Trust a fee, computed daily and paid monthly, at the annual rate of 0.70% of the average daily net assets of the Fund.

Under an Administration and Services Agreement with the Portfolio, Bankers Trust calculates the net asset value of the Portfolio and generally assists the Board of Trustees of the Portfolio in all aspects of the administration and operation of the Portfolio. The Administration and Services Agreement provides for the Portfolio to pay Bankers Trust a fee, computed daily and paid monthly, at the annual rate of 0.15% of the average daily net assets of the Portfolio. Under the Administration and Services Agreement, Bankers Trust may delegate one or more of its responsibilities to others, including Signature, at Bankers Trust's expense.

DISTRIBUTOR
Under its Distribution Agreement with the Trust, Signature, as Distributor, serves as the Trust's principal underwriter on a best efforts basis. In addition, Signature provides the Trust with office facilities. Signature is a wholly owned subsidiary of Signature Financial Group, Inc. ("SFG"). SFG and its affiliates currently provide administration and distribution services for other registered investment companies. The principal business address of SFG and Signature is 6 St. James Avenue, Boston, Massachusetts 02116.

Pursuant to the terms of the Trust's Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), Signature may seek reimbursement in an amount not exceeding 0.20% of the Fund's average daily net assets annually for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares, including, but not limited to: compensation to and expenses (including overhead and telephone expenses) of account executives or other employees of Signature who, as their primary activity, engage in or support the distribution of shares; printing of Prospectuses, Statements of Additional Information and reports for other than existing Fund shareholders in amounts in excess of that typically used in connection with the distribution of shares of the Fund; costs of placing advertising in various media; services of parties other than Signature or its affiliates in formulating sales literature; and typesetting, printing and distribution of sales literature. All costs and expenses in connection with implementing and operating the Plan will be paid by the Fund, subject to the 0.20% of net assets limitation. All costs and expenses associated with preparing the Fund's Prospectus and Statement of Additional Information and in connection with printing them for and distributing them to existing shareholders and regulatory authorities, which costs and expenses would not be considered distribution expenses for purposes of the Plan, will also be paid by the Fund. To the extent expenses of Signature under the Plan in any fiscal year of the Trust exceed amounts payable under the Plan during that year, those expenses will not be reimbursed in any succeeding fiscal year. Expenses incurred in connection with distribution activities will be identified to the Fund or the other series of the Trust involved, although it is anticipated that some activities may be conducted on a Trust-wide basis, with the result that those activities will not be identifiable to any particular series. In the latter case, expenses will be allocated among the series of the Trust on the basis of their relative net assets.

SERVICE AGENT
All shareholders must be represented by a Service Agent. Bankers Trust acts as a Service Agent pursuant to its Administration and Services Agreement with the Trust and receives no additional compensation from the Fund for such shareholder services. The service fees of any other Service Agents, including broker-dealers, will be paid by Bankers Trust from its administration and services fees. The services provided by a Service Agent may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance, transmitting proxy statements, periodic reports, updated Prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as the Administrator or the Service Agent's clients may reasonably request and agree upon with the Service Agent. Service Agents may separately charge their clients additional fees only to cover provision of additional or more comprehensive services not already provided under the Administration and Services Agreement with Bankers Trust, or of the type or scope not generally offered by a mutual fund, such as cash management services or enhanced retirement or trust reporting. Each Service Agent has agreed to transmit to shareholders who are its customers appropriate disclosures of any fees that it may charge them directly.

CUSTODIAN AND TRANSFER AGENT
Bankers Trust acts as Custodian of the assets of the Trust and the Portfolio and serves as the Transfer Agent for the Trust and the Portfolio under the Administration and Services Agreement with the Trust and the Portfolio.

ORGANIZATION OF THE TRUST
The Trust was organized on July 21, 1986 under the laws of the Commonwealth of Massachusetts. The Fund was established and designated as a separate series of the Trust on January 29, 1992. The Trust offers shares of beneficial interest of separate series, par value $0.001 per share. The shares of the other series of the Trust are offered through separate prospectuses. No series of shares has any preference over any other series.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

When matters are submitted for shareholder vote, shareholders of the Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of the Fund is required on any matter affecting the Fund on which shareholders are entitled to vote. Shareholders of the Fund are not entitled to vote on Trust matters that do not affect the Fund and do not require a separate vote of the Fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. The Trust will also assist shareholders in communicating with one another as provided for in the 1940 Act.

BT Investment Portfolios was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated March 27, 1993. The Portfolio was established and designated as a separate series of BT Investment Portfolios on August 6, 1993. BT Investment Portfolios' Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio.

Each series of the Trust will not be involved in any vote involving the Portfolio. Shareholders of all of the series of the Trust will, however, vote together to elect Trustees of the Trust and for certain other matters. Under certain circumstances, the shareholders of one or more series could control the outcome of these votes. The series of BT Investment Portfolios will vote separately or together in the same manner in the series of the Trust. Under certain circumstances, the investor in one or more series of BT Investment Portfolios could control the outcome of these votes.

EXPENSES OF THE TRUST
The Fund bears its own expenses. Operating expenses for the Fund generally consist of all costs not specifically borne by Bankers Trust or Signature, including administration and service fees, fees for necessary professional services, amortization of organizational expenses, and costs associated with regulatory compliance and maintaining legal existence and shareholder relations. Bankers Trust and Signature have agreed to reimburse the Fund to the extent required by applicable state law for certain expenses that are described in the Statement of Additional Information. The Portfolio bears its own expenses. Operating expenses for the Portfolio generally consist of all costs not specifically borne by Bankers Trust or Signature, including investment advisory and administration and service fees, fees for necessary professional services, the costs associated with regulatory compliance and maintaining legal existence and investor relations.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

            INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR
                            BANKERS TRUST COMPANY

                                 DISTRIBUTOR
                    SIGNATURE BROKER-DEALER SERVICES, INC.

                         CUSTODIAN AND TRANSFER AGENT
                            BANKERS TRUST COMPANY

                           INDEPENDENT ACCOUNTANTS
                              COOPERS & LYBRAND

                                   COUNSEL
                           WILLKIE FARR & GALLAGHER
 ..............................................................................

No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectus, its Statements of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representation or representations must not be relied on as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.
 ..............................................................................

 BT0361C                                                           STATEMENT OF

                                                         ADDITIONAL INFORMATION

                                                              JANUARY  29, 1996


BT INVESTMENT FUNDS
OLATIN AMERICAN EQUITY FUND
OGLOBAL HIGH YIELD SECURITIES FUND
OSMALL CAP FUND
OEUROPEAN EQUITY FUND
OPACIFIC BASIN EQUITY FUND
OINTERNATIONAL BOND FUND


         BT Investment Funds (the "Trust") is comprised of several funds. The shares of the following funds -- Latin American Equity Fund, Global High Yield Securities Fund, Small Cap Fund, European Equity Fund, Pacific Basin Equity Fund and International Bond Fund (each, a "Fund") -- are described herein.

         TABLE OF CONTENTS

         Investment Objectives, Policies and Restrictions . . . . . . . . .   3

         Performance Information  . . . . . . . . . . . . . . . . . . . . .  32
         Valuation of Securities;  Redemptions and
               Purchases in Kind . . . . . . . . . . . . . . . . . . . . .   35
         Management of the Trust and Portfolios . . . . . . . . . . . . . .  37
         Organization of the Trust  . . . . . . . . . . . . . . . . . . . .  45
         Taxation . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  46
         Financial Statements . . . . . . . . . . . . . . . . . . . . . . .  50
         Appendix . . . . . . . . . . . . . . . . . . . . . . . . . . . . . A-1




         As described in the Prospectuses, the Trust seeks to achieve the investment objectives of each Fund by investing all the investable assets ("Assets") of the Fund (with the exception of the Global High Yield Securities
Fund) in a diversified open-end management investment company having the same investment objectives as the Fund. The Global High Yield Securities Fund invests its Assets in a non-diversified open-end management investment company (or series thereof). These investment companies (or a series thereof) are, respectively, Latin American Equity Portfolio, Global High Yield Securities Portfolio, Small Cap Portfolio, European Equity Portfolio, Pacific Basin Equity Portfolio and International Bond Portfolio (collectively, the "Portfolios") and are each a series of BT Investment Portfolios.

         Since the investment characteristics of the Funds will correspond directly to those of the respective Portfolio in which the Fund invests all of its assets, the following is a discussion of the various investments of and techniques employed by each Portfolio.


         Shares of the Funds are sold by Signature Broker-Dealer Services, Inc. ("Signature"), the Trust's Distributor, to clients and customers (including affiliates and correspondents) of Bankers Trust Company ("Bankers Trust"), the Portfolios' Adviser, and to clients and customers of other organizations.


         The Trust's Prospectuses for each Fund are each dated January 29, 1996. The Prospectuses provide the basic information investors should know before investing and may be obtained without charge by calling the Trust at the telephone number listed below or by contacting any Service Agent. This Statement of Additional Information, which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with that Fund's Prospectus. This Statement of Additional Information is not an offer of any Fund for which an investor has not received a Prospectus. Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings accorded to them in the Trust's Prospectuses.









                              BANKERS TRUST COMPANY
             INVESTMENT ADVISER OF EACH PORTFOLIO AND ADMINISTRATOR
                     SIGNATURE BROKER-DEALER SERVICES, INC.
                                   DISTRIBUTOR


6 St. James Avenue        Boston, Massachusetts 02116           (800) 730-1313

                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

                              INVESTMENT OBJECTIVES

         The investment objective(s) of each Fund is described in that Fund's Prospectus. There can, of course, be no assurance that any Fund will achieve its investment objective(s).

                               INVESTMENT POLICIES

         Each Fund seeks to achieve its investment objective by investing all of its Assets in the corresponding Portfolio. The Trust may withdraw a Fund's investment from the corresponding Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so.

         Since the investment characteristics of each Fund will correspond directly to those of the corresponding Portfolio, the following is a discussion of the various investments of and techniques employed by each Portfolio.

         CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

         COMMERCIAL PAPER. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.


         For a description of commercial paper ratings, see the Appendix herein.

         SHORT-TERM INSTRUMENTS. When a Portfolio experiences large cash inflows through the sale of securities and desirable equity securities, that are consistent with the Portfolio's investment objective, which are unavailable in sufficient quantities or at attractive prices, the Portfolio may hold short-term investments for a limited time pending availability of such equity securities. Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated AA or higher by S&P or Aa or higher by Moody's or, if unrated, of comparable quality in the opinion of Bankers Trust; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and banker's acceptances; and (v) repurchase agreements. At the time the Portfolio invests in commercial paper, bank obligations or repurchase agreements, the issuer of the issuer's parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of Bankers Trust. These instruments may be denominated in U.S dollars or in foreign currencies.

         LOWER-RATED DEBT SECURITIES ("Junk Bonds"). While the market for high yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980's brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructuring. Past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of lower-rated debt securities that defaulted rose significantly above prior levels.


         The market for lower-rated debt securities may be thinner and less active than that for higher rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgement plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last sale information is available. Adverse publicity and changing investor perception may affect the ability of outside pricing services to value lower-rated debt securities and the Global High Yield Securities Portfolio's ability to dispose of these securities.

         Since the risk of default is higher for lower-rated debt securities, Bankers Trust's research and credit analysis are an especially important part of managing securities of this type held by the Portfolio. In considering investments for the Portfolio, Bankers Trust will attempt to identify those issuers of high yielding debt securities whose financial conditions are adequate to meet future obligations, have improved or are expected to improve in the future. Bankers Trust's analysis focuses on relative values based on such factors as interest on dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

         The Global High Yield Securities Portfolio may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the best interest of the Global High Yield Securities Fund.


         ILLIQUID SECURITIES. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven days.

 Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

         The Securities and Exchange Commission the (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.


         The Adviser will monitor the liquidity of Rule 144A securities in each Portfolio's holdings under the supervision of the Portfolio's Board of Trustees. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security;
(2) the number of dealers and other potential purchasers or sellers of the security; (3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

         FOREIGN SECURITIES: SPECIAL CONSIDERATIONS CONCERNING EASTERN EUROPE. The Global High Yield Securities Portfolio, European Equity Portfolio and International Bond Portfolio may invest in foreign securities issued by Eastern European countries. Investments in companies domiciled in Eastern European countries may be subject to potentially greater risks than those of other foreign issuers. These risks include: (i) potentially less social, political and economic stability; (ii) the small current size of the markets for such securities and the low volume of trading, which result in less liquidity and in greater price volatility; (iii) certain national policies which may restrict the Portfolios' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries, or in the Commonwealth of Independent States (consisting of the Republics of the former Union of Soviet Socialist Republics).

         The economic situation remains difficult for Eastern European countries in transition from central planning, following what has already been a sizable decline in output. The contraction now appears to be bottoming out in parts of Eastern Europe . Following three successive years of output declines, there are preliminary indications of a turnaround in the former Czech and Slovak Federal Republic, Hungary and Poland; growth in private sector activity and strong exports now appear to have contained the fall in output. A number of their governments, including those of Hungary and Poland, are currently implementing or considering reforms directed at political and economic liberalization, including efforts to foster multi-party political systems, decentralize economic planning, and a move toward free-market economies. But key aspects of the reform and stabilization efforts have not yet been fully implemented, and there remain risks of policy slippage. At present, no Eastern European country has a developed stock market, but Poland, Hungary and the Czech Republic have small securities markets in operation.

         In many other countries of the region, output losses have been even larger. These declines reflect the adjustment difficulties during the early stages of the transition, high rates of inflation, the compression of imports, disruption in trade among the countries of the former Soviet Union, and uncertainties about the reform process itself. Large-scale subsidies are delaying industrial restructuring and are exacerbating the fiscal situation. A reversal of these adverse factors is not anticipated in the near term, and output is expected to decline further in most of these countries. In the Russian Federation and most other countries of the former Soviet Union, economic conditions are of particular concern because of economic instability due to political unrest and armed conflicts in many regions. Further, no accounting standards exist in Eastern European countries. Although certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to each Fund's shareholders.


         BRADY BONDS. The Latin American Equity Portfolio and Global High Yield Securities Portfolio may invest in "Brady bonds," which have been issued by the governments of Argentina, Brazil, Costa Rica, Mexico, Nigeria, Philippines, Uruguay and Venezuela. Most Brady bonds are currently rated below BBB by Standard & Poor's Corporation ("S&P") or Baa by Moody's Investors Services Inc. ("Moody's").


         The Brady Plan was conceived by the U.S. Treasury in the 1980's in an attempt to produce a debt restructuring program which would enable a debt country to (i) reduce the absolute level of debt of its creditor banks, and (ii) reschedule its external debt repayments, based upon its ability to service such debts by persuading its creditor banks to accept a debt write-off by offering them a selection of options, each of which represented an attractive substitute for the nonperforming debt. Although it was envisaged that each debtor country would agree to a unique package of options with its creditor banks, the plan was that these options would be based upon the following:(i) a discount bond carrying a market rate of interest (whether fixed or floating), with principal collateralized by the debtor country with cash or securities in an amount equal to at least one year of rolling interest; (ii) a par bond carrying a low rate of interest (whether fixed or floating), collateralized in the same way as in (i) above; and (iii) retention of existing debt (thereby avoiding a debt write-off) coupled with an advance of new money or subscription of new bonds.

         The Latin American Equity Portfolio and Global High Yield Securities Portfolio may invest in either collateralized or uncollateralized Brady bonds. U.S. dollar-denominated, collateralized Brady bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter.

         FOREIGN SECURITIES: SPECIAL CONSIDERATIONS CONCERNING LATIN AMERICA. Investing in securities of Latin American issuers may entail risks relating to the potential political and economic instability of certain Latin American countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of expropriation, nationalization or other confiscation by any country, the Latin American Equity Fund could lose its entire investment in any such country.


         The securities markets of Latin American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. Disclosure and regulatory standards are in many respects less stringent than U.S. standards. Furthermore, there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets.


         The limited size of many Latin American securities markets and limited trading volume in the securities of Latin American issuers compared to volume of trading in the securities of U.S. issuers could cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on in-depth fundamental analysis, may decrease the value and liquidity of portfolio securities.


         The economies of Latin American countries may be predominantly based in only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Securities of issuers located in Latin America may have limited marketability and may be subject to more abrupt or erratic price movements.

         Latin American Equity Portfolio invests in securities denominated in currencies of Latin American countries. Accordingly, changes in the value of these currencies against the U.S. dollar will result in corresponding changes in the U.S. dollar value of the Portfolio's assets denominated in those currencies.

         Some Latin American countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain Latin American countries may restrict the free conversion of their currencies into other currencies. Further, certain Latin American currencies may not be internationally traded. Certain of these currencies have experienced a steep devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Portfolio's securities are denominated may have a detrimental impact on the Fund's net asset value.

         The economies of individual Latin American countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Certain Latin American countries have experienced high levels of inflation which can have a debilitating effect on an economy. Furthermore, certain Latin American countries may impose withholding taxes on dividends payable to the Portfolio at a higher rate than those imposed by other foreign countries. This may reduce the Fund's investment income available for distribution to shareholders.


         Certain Latin American countries such as Argentina, Brazil and Mexico are among the world's largest debtors to commercial banks and foreign governments. At times, certain Latin American countries have declared moratoria on the payment of principal and/or interest on outstanding debt. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearage on their debt.

 The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt.

         Holders of sovereign debt, including the Portfolio, may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

         Latin America is a region rich in natural resources such as oil, copper, tin, silver, iron ore, forestry, fishing, livestock and agriculture. The region has a large population (roughly 300 million) representing a large domestic market. Economic growth was strong in the 1960's and 1970's, but slowed dramatically (and in some instances was negative) in the 1980's as a result of poor economic policies, higher international interest rates, and the denial of access to new foreign capital. Although a number of Latin American countries are currently experiencing lower rates of inflation and higher rates of real growth in Gross Domestic Product than they have in the past, other Latin American countries continue to experience significant problems, including high inflation rates and high interest rates. Capital flight has proven a persistent problem and external debt has been forcibly rescheduled. Political turmoil, high inflation, capital repatriation restrictions and nationalization have further exacerbated conditions.

         Large  budget  deficits  and a high  level of state  ownership  in many
productive   and  service   areas  have  given  way  to  balanced   budgets  and
privatization in Mexico, Brazil, Chile and Argentina.

 Changes in political leadership have encouraged the implementation of market oriented economic policies such as balanced budgets. Privatization trade reform and monetary reform have been among the steps taken to modernize the Latin American economies and to regenerate growth in the region. However, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in those countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments, such as military coups, have occurred in the past and could also adversely affect the Portfolio's investments in this region.


         Changes in political leadership, the implementation of market oriented economic policies, such as privatization, trade reform and fiscal and monetary reform are among the recent steps taken to renew economic growth. External debt is being restructured and flight capital (domestic capital that has left the home country) has begun to return. Inflation control efforts have also been implemented. Free Trade Zones are being discussed in various areas around the region, the most notable being a free trade zone between Mexico and the U.S. Various trade agreements have also been formed within the region such as the Andean Pact, Mercosur and North American Free Trade Agreement (NAFTA). The largest of these is NAFTA, which was implemented on January 1, 1994. Latin American equity markets can be extremely volatile and in the past have shown little correlation with the U.S. market. Currencies are typically weak, but most are now relatively free floating, and it is not unusual for the currencies to undergo wide fluctuations in value over short periods of time due to changes in the market.


         FOREIGN SECURITIES: SPECIAL CONSIDERATIONS CONCERNING THE PACIFIC BASIN. Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the United States and European countries. Such instability may result from (i) authoritarian governments or military involvement in political and economic decision-making;
(ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection.


         The economies of most of the Asian countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of the Asian countries.


         Thailand has been transformed into one of the fastest growing stock markets in the world. On February 23, 1991, the military staged its 17th coup since the overthrow of the absolute monarchy in 1932. The newly appointed government quickly focused on the economy and enacted major tax revisions, slashing personal income tax and reducing taxes on imports. Most significantly, it pushed through a 7% value added tax. Released from political consideration by the coup, the Bank of Thailand was finally able to implement a monetary tightening. As a result, interest rates rose and GDP declined to 7.7% from 10% the previous year. The government continues to move ahead with new projects - especially telecommunications, roads and port facilities - needed to refurbish the country's overtaxed infrastructure. Nonetheless, political unrest coupled with the shooting of anti-government demonstrators in May 1992 has caused many international businesses to question Thailand's political stability.

         Hong Kong's impending return to Chinese dominion in 1997 has not initially had a positive effect on its economic growth which was vigorous in the 1980's. However, authorities in Beijing have agreed to maintain a capitalist system for 50 years that, along with Hong Kong's economic growth, continued to further strong stock market returns. In preparation for 1997, Hong Kong has to develop trade with China, where it is the largest foreign investor, while also maintaining its longstanding export relationship with the United States. Spending on infrastructure improvements is a significant priority of the colonial government while the private sector continues to diversify abroad based on its position as an established international trade center in the Far East.

         In terms of GDP, industrial standards and level of education, South Korea is second only to Japan in Asia. It enjoys the benefits of a diversified economy with well developed sectors in electronics, automotive, textiles and shoe manufacturing, steel and shipbuilding among others. The driving force behind the economy's dynamic growth has been the planned development of an export-oriented economy in a vigorously entrepreneurial society. Real GDP grew about 7.5% in 1991. Labor unrest was noticeably calmer, unemployment averaged a low of 2.3%, and investment was strong. Inflation rates, however, are beginning to challenge South Korea's strong economic performance. In addition, the international situation between South and North Korea continues to improve. Both Koreas joined the United Nations separately in late 1991, creating another forum for negotiation and joint cooperation.

         Indonesia is a mixed economy with many socialist institutions and central planning, but has recently placed emphasis on deregulation and private enterprise. Like Thailand, Indonesia has extensive natural wealth, yet with a large and rapidly increasingly population, it remains a poor country. Agriculture, including forestry and fishing, is an important sector, accounting for 21% of GDP and over 50% of the labor force. Once the world's largest rice importer, Indonesia is now nearly self-sufficient.

         The Malaysian economy continued to perform well, growing at an average annual rate of 9% from 1987 through 1991. This placed Malaysia as one of the fastest growing economies in the Asian-Pacific region. Malaysia has become the world's third-largest producer of semiconductor devices (after the US and Japan) and the world's largest exporter of semiconductor devices. More remarkable is the country's ability to achieve rapid economic growth with relative price stability (2% inflation over the past five years) as the government followed prudent fiscal/monetary policies. Malaysia's high export dependence level leaves it vulnerable to a recession in the OECD countries or a fall in world commodity prices.

         Singapore has an open entrepreneurial economy with strong service and manufacturing sectors and excellent international trading links derived from its entrepot history. During the 1970's and early 1980's, the economy expanded rapidly, achieving an average annual growth rate of 9%. Per capita GDP is among the highest in Asia. Singapore holds a position as a major oil refining and services center.


         FOREIGN SECURITIES: SPECIAL CONSIDERATIONS CONCERNING CHINA AND CHINA REGION. China's economic reform plan was designed to bring in foreign investment capital and technological skills. The result has been a move towards a more mixed economy away from the previous centrally planned economy. The process of devolving responsibility for all aspects of enterprise to local management and authorities continues, even though the system of socialism with Chinese characteristics involves considerable influence by the central government on production and marketing.

         In order to attract foreign investment, China has since 1978 designated certain areas of the country where overseas investors can receive special investment incentives and tax concessions. There are five Special Economic Zones (Shenzhen, Shantou and Zhuhai in Guangdong Province, Xiamen in Fujian Province and Hainan Island, which itself is a province). Fourteen coastal cities have been designated as "open cities" and certain Open Economic Zones have been established in coastal areas. Shanghai has established the Pudong New Area. Twenty-seven High and New Technology Industrial Development Zones have been approved where preferential treatment is given to enterprises which are confirmed as technology intensive.

         China has had for many centuries a well deserved reputation for being closed to foreigners, with trade with the outside world being carried on under terms of extreme restriction and under central control. Such conditions were maintained in the first thirty years of the Communist regime which began in 1949; however there have been several stages of evolution, from the institution of an industrialization program in the 1950s to a modernization policy commencing in 1978 which combined economic development with the beginnings of opening the country.

         The securities markets in the China Region are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many Chinese issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by the Portfolio. Similarly, volume and liquidity in the bond markets in China are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in Chinese securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of securities markets in China may also affect the Portfolio's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid Chinese securities markets, the Portfolio's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its net assets in illiquid securities. Conversely, the Portfolio's inability to dispose fully and promptly of positions in declining markets will cause the Portfolio's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, the Chinese securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

         The Chinese, Hong Kong and Taiwan stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations.

         China Governmental actions can have a significant effect on the economic conditions in China, which could adversely affect the value and liquidity of the Portfolio's investments. Although the Chinese Government has recently begun to institute economic reform policies, there can be no assurances that it will continue to pursue such policies or, if it does, that such policies will succeed.

         The securities industry in China is not well developed. China has no securities laws of nationwide applicability. The municipal securities regulations adopted by Shanghai and Shenzhen municipalities are very new, as are their respective securities exchanges and other self-regulatory organizations. In addition, Chinese stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets. The prices at which the Portfolio may acquire investments may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Portfolio in particular securities.

         China does not have a comprehensive system of laws, although substantial changes have occurred in this regard in recent years. The corporate form of organization has only recently been permitted in China and national regulations governing corporations were introduced only in May, 1992. Prior to the introduction of such regulations, Shanghai had adopted a set of corporate regulations applicable to corporations located or listed in Shanghai, and the relationship between the two sets of regulations is not clear. Consequently, until a firmer legal basis is provided, even such fundamental corporate law tenets as the limited liability status of Chinese issuers and their authority to issue shares remain open to question. Laws regarding fiduciary duties of officers and directors and the protection of shareholders are not well developed. China's judiciary is relatively inexperienced in enforcing the laws that exist, leading to a higher than usual degree of uncertainty as to the outcome of any litigation. Even where adequate law exists in China, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgement by a court of another jurisdiction. The bankruptcy laws pertaining to state enterprises have rarely been used and are untried in regard to an enterprise with foreign shareholders, and there can be no assurance that such shareholders, including the Portfolio, would be able to realize the value of the assets of the enterprise or receive payment in convertible currency. As the Chinese legal system develops, the promulgation of new laws, changes to existing laws and the preemption of local laws by national laws may adversely affect foreign investors, including the Portfolio. The uncertainties faced by foreign investors in China are exacerbated by the fact that many laws, regulations and decrees of China are not publicly available, but merely circulated internally.

         Exports continue to rise strongly, although China remains vulnerable to United States economic conditions and possible trade sanctions, unless it liberalizes current import restrictions and improves its human rights record. However, imports are also expected to rise and may outstrip exports in terms of growth rates.

         There are currently two officially recognized securities exchanges in China -- The Shanghai Securities Exchange which opened in December 1990 and The Shenzhen Stock Exchange which opened in July 1991. Shares traded on these Exchanges are two types -- "A" shares which can be traded only by Chinese investors and "B" shares which can be traded only by individuals and corporations not resident in China.

         In Shanghai, all "B" Shares are denominated in Chinese renminbi ("RMB"), but all transactions in "B" shares must be settled in U.S. dollars, and all distributions made on "B" shares are payable in U.S. dollars, the exchange rate being the weighted average exchange rate for the U.S. dollar as published by the Shanghai Foreign Exchange Adjustment Centre.

         In Shenzhen, the purchase and sale prices for "B" shares are quoted in Hong Kong dollars. Dividends and other lawful revenue derived from "B" shares are calculated in RMB but payable in Hong Kong dollars, the rate of exchange being the average rate published by Shenzhen Foreign Exchange Adjustment Centre.

         There are no foreign exchange restrictions on the repatriation of gains made on or income derived from "B" Shares, subject to the payment of taxes imposed by China thereon.

         Company law relating to companies limited by shares and regulations regarding the issuing of shares by equity joint ventures have not yet been developed on a national basis. The Shenzhen municipality issued regulations in 1992 relating to joint stock companies, and the Shanghai municipality has a draft joint stock company law under review. Regulations governing the trading of securities on both the Shenzhen and the Shanghai stock exchanges have been issued by each municipality; there is no national securities legislation as yet.

         Economies of countries in the China Region may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As an export-driven economy, the economy of China is affected by developments in the economies of its principal trading partners. Revocation by the United States of China's "Most Favored Nation" trading status, which the U.S. President and Congress reconsider annually, would adversely affect the trade and economic development of China and Hong Kong. Hong Kong and Taiwan have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.


FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

         GENERAL. The successful use of such instruments draws upon the Adviser's skill and experience with respect to such instruments and usually depends on the Adviser's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Portfolio may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

         FUTURES CONTRACTS. A Portfolio may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies, or contracts based on financial indices including any index of U.S. Government securities, foreign government securities or corporate debt securities. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. A Portfolio may enter into futures contracts which are based on debt securities that are backed by the full faith and credit of the U.S. Government, such as long-term U.S. Treasury Bonds, Treasury Notes, GNMA modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills. A Portfolio may also enter into futures contracts which are based on bonds issued by entities other than the U.S. Government.

         At the same time a futures contract is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Portfolio would provide or receive cash that reflects any decline or increase in the contract's value.

         At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

         Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Portfolio will incur brokerage fees when it purchases or sells futures contracts.

         The purpose of the acquisition or sale of a futures contract, in the case of a Portfolio which holds or intends to acquire fixed-income securities, is to attempt to protect the Portfolio from fluctuations in interest or foreign exchange rates without actually buying or selling fixed-income securities or foreign currencies. For example, if interest rates were expected to increase, the Portfolio might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Portfolio. If interest rates did increase, the value of the debt security in the Portfolio would decline, but the value of the futures contracts to the Portfolio would increase at approximately the same rate, thereby keeping the net asset value of the Portfolio from declining as much as it otherwise would have. The Portfolio could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase.

However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the Portfolio to maintain a defensive position without having to sell its portfolio securities.

         Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Portfolio could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Portfolio could then buy debt securities on the cash market. To the extent a Portfolio enters into futures contracts for this purpose, the assets in the segregated asset account maintained to cover the Portfolio's obligations with respect to such futures contracts will consist of cash, cash equivalents or high quality liquid debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Portfolio with respect to such futures contracts.

         The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Adviser may still not result in a successful transaction.

         In addition, futures contracts entail risks. Although the Adviser believes that use of such contracts will benefit the Portfolios, if the Adviser's investment judgment about the general direction of interest rates is incorrect, a Portfolio's overall performance would be poorer than if it had not entered into any such contract. For example, if a Portfolio has hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held in its portfolio and interest rates decrease instead, the Portfolio will lose part or all of the benefit of the increased value of its debt securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Portfolio has insufficient cash, it may have to sell debt securities from its portfolio to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices which reflect the rising market. A Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

         OPTIONS ON FUTURES CONTRACTS. Each Portfolio may purchase and write options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Portfolio is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

         The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, a Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

         The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Portfolio may purchase a put option on a futures contract to hedge its portfolio against the risk of rising interest rates.

         The amount of risk a Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.


         The Board of Trustees of each Portfolio has adopted a further restriction that the Portfolio will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Portfolio and premiums paid on outstanding options on futures contracts owned by the Portfolio (other than those entered into for bona fide hedging purposes) would exceed 5% of the market value of the total assets of the Portfolio.


         OPTIONS ON FOREIGN CURRENCIES. Each Portfolio may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Portfolio may purchase put options on the foreign currency. If the value of the currency does decline, a Portfolio will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

         Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Portfolio may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Portfolio deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

         Each Portfolio may write options on foreign currencies for the same types of hedging purposes. For example, where a Portfolio anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the options will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

         Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Portfolio also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

         Each Portfolio intends to write covered call options on foreign currencies. A call option written on a foreign currency by a Portfolio is "covered" if the Portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its Custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Portfolio has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash, U.S. Government securities and other high quality liquid debt securities in a segregated account with its custodian.

         Each Portfolio also intends to write call options on foreign currencies that are not covered for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Portfolio collateralizes the option by maintaining in a segregated account with its custodian, cash or U.S. Government securities or other high quality liquid debt securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked to market daily.

         ADDITIONAL RISKS OF OPTIONS ON FUTURES CONTRACTS, FORWARD CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES. Unlike transactions entered into by a Portfolio in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

         Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a
Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

         The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

         As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. A Portfolio's ability to terminate over-the-counter options will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in over-the-counter options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, each Portfolio will treat purchased over-the-counter options and assets used to cover written over-the-counter options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

         In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in the Portfolio's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lesser trading volume.

         OPTIONS ON SECURITIES. With the exception of International Bond Portfolio, each Portfolio may write (sell) covered call and put options to a limited extent on its portfolio securities ("covered options") in an attempt to increase income. However, the Portfolio may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Portfolio.

         When a Portfolio writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period. If the option expires unexercised, the Portfolio will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Portfolio has no control, the Portfolio must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Portfolio forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

         When a Portfolio writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Portfolio at the specified exercise price at any time during the option period. If the option expires unexercised, the Portfolio will realize income in the amount of the premium received for writing the option. If the put option is exercised, a decision over which the Portfolio has no control, the Portfolio must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Portfolio, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price. The Portfolio will only write put options involving securities for which a determination is made at the time the option is written that the Portfolio wishes to acquire the securities at the exercise price.


         A Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." The Portfolio will realize a profit or loss for a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Portfolio, may make a "closing sale transaction" which involves liquidating the Portfolio's position by selling the option previously purchased. Where the Portfolio cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.


         When a Portfolio writes an option, an amount equal to the net premium received by the Portfolio is included in the liability section of the Portfolio's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Portfolio.

         A Portfolio may purchase call and put options on any securities in which it may invest. The Portfolio would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Portfolio, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Portfolio would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.


         A Portfolio would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to sell a security, which may or may not be held in the Portfolio's holdings, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Portfolio's holdings. Put options also may be purchased by the Portfolio for the purpose of affirmatively benefiting from a decline in the price of securities which the Portfolio does not own. The Portfolio would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.


         Each Portfolio has adopted certain other nonfundamental policies concerning option transactions which are discussed below. The Portfolio's activities in options may also be restricted by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

         The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

         A Portfolio may engage in over-the-counter options transactions with broker-dealers who make markets in these options. At present, approximately ten broker-dealers, including several of the largest primary dealers in U.S. Government securities, make these markets. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Portfolio will purchase such options only from broker-dealers who are primary government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The Adviser will monitor the creditworthiness of dealers with whom the Portfolio enters into such options transactions under the general supervision of the Portfolios' Trustees.

         OPTIONS ON SECURITIES INDICES. In addition to options on securities, each Portfolio, with the exception of International Bond Portfolio, may also purchase and write (sell) call and put options on securities indices. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. Such options will be used for the purposes described above under "Options on Securities."

         The International Equity Portfolio, the European Equity Portfolio and the Pacific Basin Equity Portfolio may, to the extent allowed by Federal and state securities laws, invest in securities indices instead of investing directly in individual foreign securities.

         Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although the Portfolio generally will only purchase or write such an option if the Adviser believes the option can be closed out.

         Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Portfolio will not purchase such options unless the Adviser believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.


         Price movements in a Portfolio's holdings may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Adviser may be forced to liquidate portfolio securities to meet settlement obligations.

         FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. Because each Portfolio buys and sells securities denominated in currencies other than the U.S. dollar and receives interest, dividends and sale proceeds in currencies other than the U.S. dollar, each Portfolio from time to time may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. A Portfolio either enters into these transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies.

         A forward foreign currency exchange contract is an obligation by a Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. Each Portfolio maintains with its custodian a segregated account of high grade liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Portfolio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

         Each Portfolio may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into Bankers Trust's long-term investment decisions, a Portfolio will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, Bankers Trust believes that it is important to have the flexibility to enter into foreign currency hedging transactions when it determines that the transactions would be in the Portfolio's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

         While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event the Portfolio's ability to utilize forward contracts in the manner set forth in the Prospectus may be restricted. Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of foreign currency forward contracts may not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on a Portfolio's foreign currency denominated portfolio securities and the use of such techniques will subject a Portfolio to certain risks.

         The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Portfolio may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit the Portfolio's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a Portfolio's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Portfolio's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Portfolio's assets that are the subject of such cross-hedges are denominated.

RATING SERVICES


         The ratings of rating services represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, Bankers Trust also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by a Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require a Fund to eliminate the obligation from its portfolio, but Bankers Trust will consider such an event in its determination of whether a Fund should continue to hold the obligation. A description of the ratings used herein and in the Funds' Prospectuses is set forth in the Appendix herein.


INVESTMENT RESTRICTIONS

         The following investment restrictions are "fundamental policies" of each Fund and each Portfolio and may not be changed with respect to the Fund or the Portfolio without the approval of a "majority of the outstanding voting securities" of the Fund or the Portfolio, as the case may be. "Majority of the outstanding voting securities" under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in this Statement of Additional
Information and the Prospectuses, means, with respect to the Fund (or the Portfolio), the lesser of (i) 67% or more of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio). Whenever the Trust is requested to vote on a fundamental policy of a Portfolio, the Trust will hold a meeting of the corresponding Fund's shareholders and will cast its vote as instructed by that Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.


         As a matter of fundamental policy, no Portfolio (or Fund) may (except that no investment restriction of a Fund shall prevent a Fund from investing all of its Assets in an open-end investment company with substantially the same investment objectives):

         (1) borrow  money or mortgage or  hypothecate  assets of the  Portfolio
(Fund), except that in an amount not to exceed 1/3 of the current value of the Portfolio's (Fund's) net assets, it may borrow money (but only as a temporary measure for extraordinary or emergency purposes in the case of the Small Cap Portfolio (Fund), and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute; for additional related restrictions, see clause (i) under the caption

"State and Federal Restrictions" below (as an operating policy, the Portfolios may not engage in dollar-roll transactions);


         (2) underwrite securities issued by other persons except insofar as the Portfolios (Trust or the Funds) may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

         (3) make loans to other persons except: (a) through the lending of the Portfolio's (Fund's) portfolio securities and provided that any such loans not exceed 30% of the Portfolio's (Fund's) total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately (under current regulations, the Portfolio's (Fund's) fundamental policy with respect to 20% risk weighing for financial institutions prevent the Portfolio (Fund) from engaging in securities lending);


         (4) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Portfolio (Trust) may hold and sell, for the Portfolio's (Fund's) portfolio, real estate acquired as a result of the Portfolio's (Fund's) ownership of securities);


         (5) concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of a Portfolio's (Fund's) investment objective(s), up to 25% of its total assets may be invested in any one industry; and

         (6) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

         As an operating policy, no Portfolio will invest in another open-end registered investment company.


         STATE AND FEDERAL RESTRICTIONS. In order to comply with certain state and Federal statutes and policies, each Portfolio (or the Trust, on behalf of each Fund) will not as a matter of operating policy (except that no operating policy shall prevent a Fund from investing all of its Assets in an open-end investment company with substantially the same investment objectives):

         (i) borrow money (including through reverse repurchase or forward roll transactions) for any purpose in excess of 5% of the Portfolio's (Fund's) total assets (taken at cost), except that the Portfolio (Fund) may borrow for temporary or emergency purposes up to 1/3 of its total assets;

         (ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Portfolio's (Fund's) total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;


         (iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;


         (iv) sell securities it does not own (short sales) such that the dollar amount of such short sales at any one time exceeds 25% of the net equity of the Portfolio
                           (Fund), and the value of securities of any one issuer in which the Portfolio (Fund) is short exceeds the lesser of 2.0% of the value of the Portfolio's (Fund's) net assets or 2.0% of the securities of any class of any U.S. issuer and, provided that short sales may be made only in those securities which are fully listed on a national securities exchange or a foreign exchange (This provision does not include the sale of securities that the Portfolio (Fund) contemporaneously owns or where the Portfolio has the right to obtain securities equivalent in kind and amount to,those sold, i.e., short sales against the box.) (the Portfolios (Funds) currently do not engage in short selling);

         (v) invest for the purpose of exercising control or management of another company;


         (vi)              purchase securities issued by any investment
                           company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Portfolio (Fund) if such purchase at the time thereof would cause: (a) more than 10% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Portfolio (Fund); provided further that, except in the case of a merger or consolidation, the Portfolio (Fund) shall not purchase any securities of any open-end investment company unless (1) the Portfolio's investment adviser waives the investment advisory fee with respect to assets invested in other open-end investment companies and (2) the Portfolio incurs no sales charge in connection with the investment;

         (vii) invest more than 10% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) in securities (excluding Rule 144A securities) that are restricted as to resale under the 1933 Act;

         (viii) invest more than 15% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) in (a) securities (excluding Rule 144A securities) that are restricted as to resale under the 1933 Act, and (b) securities that are issued by issuers which (including predecessors) have been in operation less than three years (other than U.S. Government securities) , provided, however, that no more than 5% of the Portfolio's (Fund's) total assets are invested in securities issued by issuers which (including predecessors) have been in operation less than three years;

         (ix) invest more than 15% of the Portfolio's (Fund's) net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable (excluding Rule 144A securities deemed by the Board of Trustees of the Portfolio (Trust) to be liquid);

         (x) with respect to 75% (50% in the case of Global High Yield Securities Portfolio (Fund)) of the Portfolio's (Fund's) total assets, purchase securities of any issuer if such purchase at the time thereof would cause the Portfolio (Fund) to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction;

         (xi) with respect to 75% (50% in the case of Global High Yield Securities Portfolio (Fund)) of the Portfolio's (Fund's) total assets, invest more than 5% of its total assets in the securities (excluding U.S. Government securities) of any one issuer and in the case of Global High Yield Securities Portfolio (Fund) invest more than 25% of its total assets in any one issuer;


         (xii)             invest in securities issued by an issuer any

                           of whose officers, directors, trustees or security holders is an officer or Trustee of the Portfolio (Trust), or is an officer or director of the Adviser, if after the

                           purchase of the securities of such issuer for the Portfolio (Fund) one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;


         (xiii) invest in warrants (other than warrants acquired by the Portfolio (Fund) as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Portfolio's (Fund's) net assets or if, as a result, more than 2% of the Portfolio's (Fund's) net assets would be invested in warrants not listed on a recognized United States or foreign stock exchange, to the extent permitted by applicable state securities laws;

         (xiv) write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Portfolio (Fund) and the option is issued by the OCC, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 5% of the Portfolio's (Fund's) net assets ; (c) the securities subject to the exercise of the callwritten by the Portfolio (Fund) must be owned by the Portfolio (Fund) at the time the call is sold and must continue to be owned by the Portfolio
                           (Fund) until the call has been exercised, has lapsed, or the Portfolio (Fund) has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Portfolio's (Fund's) obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Portfolio
                           (Fund) establishes a segregated account with its custodian consisting of cash or short-term U.S. Government securities equal in value to the amount the Portfolio (Fund) will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Portfolio (Fund) has purchased a closing put, which is a put of the same series as the one previously written); and

         (xv) buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and:
                           (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio's (Fund's) total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Portfolio's (Fund's) total assets .

         There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets or in the change of securities rating of the investment, or any other later change.


         Each Fund will comply with the state securities laws and regulations of all states in which it is registered. Each Portfolio will comply with the permitted investments and investment limitations in the securities laws and regulations of all states in which the corresponding Fund, or any other registered investment company investing in the Portfolio, is registered.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

         The Adviser is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for each Portfolio, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including to the extent and in the manner permitted by applicable law, Bankers Trust or its subsidiaries or affiliates. Purchases and sales of certain portfolio securities on behalf of a Portfolio are frequently placed by the Adviser with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

         The Adviser seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for a Portfolio taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Portfolio to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

         The Adviser is authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for a Portfolio with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.

         Consistent with the policy stated above, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees of the Portfolio may determine, the Adviser may consider sales of shares of the Trust and of other investment company clients of Bankers Trust as a factor in the selection of broker-dealers to execute portfolio transactions. Bankers Trust will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

         Higher commissions may be paid to firms that provide research services to the extent permitted by law. Bankers Trust may use this research information in managing the Portfolio's assets, as well as the assets of other clients.

         Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

         Although certain research, market and statistical information from brokers and dealers can be useful to a Portfolio and to the Adviser, it is the opinion of the management of the Portfolios that such information is only supplementary to the Adviser's own research effort, since the information must still be analyzed, weighed and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Portfolios, and not all such information is used by the Adviser in connection with the Portfolios. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Portfolios.

         In certain instances there may be securities which are suitable for a Portfolio as well as for one or more of the Adviser's other clients. Investment decisions for a Portfolio and for the Adviser's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Portfolio is concerned. However, it is believed that the ability of a Portfolio to participate in volume transactions will produce better executions for the Portfolio.


         Latin American Equity Portfolio paid brokerage commissions in the amount of $202,130 for the fiscal year ended September 30, 1995, and $188,008 for the period from October 25, 1993 (commencement of operations) through September 30, 1994 .

         Global High Yield Securities Portfolio paid brokerage commissions in the amount of $5,653 for the fiscal year ended September 30, 1995 and paid no brokerage commissions for the period from December 14, 1993 (commencement of operations) through September 30, 1994
 .

         Small Cap Portfolio paid brokerage commissionsin the amount of $70,603 for the fiscal year ended September 30, 1995 and $20,835 for the period from October 21, 1993 (commencement of operations) through September 30, 1994 .

         Pacific Basin Equity Portfolio paid brokerage commissions in the amount of $192,123 for the fiscal year ended September 30, 1995 and $139,363 for the period from November 1, 1993 (commencement of operations) through September 30, 1994 .

         European Equity Portfolio and International Bond Portfolio have not commenced operations as of the fiscal year ended September 30, 1995 and have not paid brokerage commissions.


                             PERFORMANCE INFORMATION

                        STANDARD PERFORMANCE INFORMATION

         From time to time, quotations of a Fund's performance may be included in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

         YIELD: Yields for a Fund used in advertising are computed by dividing the Fund's interest and dividend income for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purpose of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purpose of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation.

         Income calculated for the purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions of the Fund paid over the same period or the rate of income reported in the Fund's financial statements. For the 30-day period ended September 30, 1995, Global High Yield Fund's yield was 7.44%.


         TOTAL RETURN: A Fund's average annual total return is calculated for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (made at the maximum public offering price with all distributions reinvested) to reach the value of that investment at the end of the periods. A Fund may also calculate total return figures which represent aggregate performance over a period or year-by-year performance.

                                                             Global
                                                             High Yield
                                      Latin American         Securities      Small         Pacific Basin
                                      Equity Fund1           Fund2           Cap Fund3     Equity Fund4

Total Return for the
One Year Ended
September 30, 1995                    (40.68)%               4.28%           59.48%        (3.87)%

Cumulative  Total
Return for the Period
From Commencement of
Operations Through
September 30,1995                     (13.57)%               7.31%           85.00%         13.63%


Annualized Total
Return for the Period
From Commencement of
Operations Through

September 30, 1995                    (7.27)%                4.01%           37.26%          6.91%


         1Fund commenced operations on October 25, 1993
         2Fund commenced operations on December 14, 1993.
         3Fund commenced operations on October 21, 1993.
         4Fund commenced operations on November 1, 1993.

         PERFORMANCE RESULTS: Any total return quotation provided for a Fund should not be considered as representative of the performance of the Fund in the future since the net asset value and public offering price of shares of the Fund will vary based not only on the type, quality and maturities of the securities held in the corresponding Portfolio, but also on changes in the current value of such securities and on changes in the expenses of the Fund and the corresponding Portfolio. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of a Fund to total returns published for other investment companies or other investment vehicles. Total return reflects the performance of both principal and income.

                         COMPARISON OF FUND PERFORMANCE

         Comparison of the quoted nonstandardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

         In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. Evaluations of a Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for a Fund's performance information could include the following:

ASIAN WALL STREET JOURNAL, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

BARRON'S, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

BUSINESS WEEK, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CHANGING  TIMES,  THE  KIPLINGER   MAGAZINE,   a  monthly  investment   advisory
publication  that  periodically   features  the  performance  of  a  variety  of
securities.

CONSUMER DIGEST, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

FINANCIAL TIMES, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

FINANCIAL WORLD, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

FORBES, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

FORTUNE, a national business publication that periodically rates the performance of a variety of mutual funds.

GLOBAL  INVESTOR,   a  European   publication  that  periodically   reviews  the
performance of U.S. mutual funds investing internationally.

INVESTOR'S DAILY, a daily newspaper that features financial, economic and business news.

LIPPER ANALYTICAL SERVICES, INC.'S MUTUAL FUND PERFORMANCE ANALYSIS, a weekly publication of industry-wide mutual fund averages by type of fund.

MONEY, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

MORNINGSTAR INC., a publisher of financial information and mutual fund research.

NEW YORK TIMES, a nationally distributed newspaper which regularly covers financial news.

PERSONAL INVESTING NEWS, a monthly news publication that often reports on investment opportunities and market conditions.

PERSONAL INVESTOR, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

SUCCESS, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

U.S. NEWS AND WORLD REPORT, a national business weekly that periodically reports mutual fund performance data.

VALUELINE, a biweekly publication that reports on the largest 15,000 mutual funds.

WALL STREET JOURNAL, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

WEISENBERGER INVESTMENT COMPANIES SERVICES, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records, and price ranges.

WORKING WOMEN, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.


              VALUATION OF SECURITIES; REDEMPTIONS AND PURCHASES IN

KIND

         Equity and debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Such market valuations may represent the last quoted price on the securities major trading exchange or may be determined through use of matrix pricing. In matrix pricing, pricing services may use various pricing models, involving comparable securities, historic relative price movements, economic factors and dealer quotations. Over-the-counter securities will normally be valued at the bid price. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates market.


         Securities for which market quotations are not readily available are valued by Bankers Trust pursuant to procedures adopted by each Portfolio's Board of Trustees. It is generally agreed that securities for which market quotations are not readily available should not be valued at the same value as that carried by an equivalent security which is readily marketable.


         The problems inherent in making a good faith determination of value are recognized in the codification effected by SEC Financial Reporting Release No. 1 ("FRR 1" (formerly Accounting Series Release No. 113)) which concludes that there is "no automatic formula" for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation. According to FRR 1 such factors would include consideration of the:

                  type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.


         To  the  extent  that  a  Portfolio  purchases   securities  which  are
restricted as to resale or for which current market quotations are not readily available, the Adviser of the Portfolio will value such securities based upon all relevant factors as outlined in FRR 1.

         The Trust, on behalf of each Fund, and each Portfolio reserve the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or withdrawal by making payment in whole or in part in readily marketable securities chosen by the Trust, or the Portfolio, as the case may be, and valued as they are for purposes of computing the Fund's or the Portfolio's net asset value, as the case may be (a redemption in kind). If payment is made to a Fund shareholder in securities, an investor, including the Fund, the shareholder may incur transaction expenses in converting these securities into cash. The Trust, on behalf of each Fund, and each Portfolio have elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which each Fund and each Portfolio are obligated to redeem shares or beneficial interests, as the case may be, with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund or the Portfolio, as the case may be, at the beginning of the period.

         Each Portfolio has agreed to make a redemption in kind to the corresponding Fund whenever the Fund wishes to make a redemption in kind and therefore shareholders of the Fund that receive redemptions in kind will receive portfolio securities of the corresponding Portfolio and in no case will they receive a security issued by the Portfolio. Each Portfolio has advised the Trust that the Portfolio will not redeem in kind except in circumstances in which the Fund is permitted to redeem in kind or unless requested by the Fund.

         Each investor in a Portfolio, including the corresponding Fund, may add to or reduce its investment in the Portfolio on each day the Portfolio determines its net asset value. At the close of each such business day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals which are to be effected as of the close of business on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as the close of business on the following business day.

         Each Fund may, at its own option, accept securities in payment for shares. The securities delivered in payment for shares are valued by the method described under "Net Asset Value" as of the day the Fund receives the securities. This may be a taxable transaction to the shareholder. (Consult your tax adviser for future tax guidance.) Securities may be accepted in payment for shares only if they are, in the judgment of Bankers Trust, appropriate investments for the Fund's corresponding Portfolio. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the acquiring Fund's corresponding Portfolio; (ii) be acquired by the applicable Fund for investment and not for resale (other than for resale to the Fund's corresponding Portfolio); (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of the market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, over-the-counter market or by readily available market quotations from a dealer in such securities. Each Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

                   MANAGEMENT OF THE TRUST AND THE PORTFOLIOS

         Each Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Funds or Portfolios they represent. In addition, the Trustees review contractual arrangements with companies that provide services to the Funds/Portfolios and review the Funds' performance.

         The Trustees and officers of the Trust and Portfolios, their age and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate those Trustees who are "interested persons" (as defined in the 1940 Act) of the Trust. Unless otherwise indicated, the address of each Trustee and officer is 6 St. James Avenue, Boston, Massachusetts.


                              TRUSTEES OF THE TRUST


         S. LELAND DILL (aged 65) -- Trustee; Retired; Director, Coutts & Company Group; Coutts & Co. (U.S.A.) International; Director, Zweig Series Trust; formerly Partner of KPMG Peat Marwick; Director, Vinters International Company Inc.; General Partner of Pemco (an investment company registered under the

1940 Act). His address is 5070 North Ocean Drive, Singer Island, Florida 33404.

         KELVIN J. LANCASTER (aged 71) -- Trustee; Professor, Department of Economics, Columbia University. His address is 35 Claremont Avenue, New York, New York 10027.

         PHILIP SAUNDERS, JR. (aged 60) -- Trustee; Principal, Philip Saunders Associates (Consulting); former Director of Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; and Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is 445 Glen Road, Weston, Massachusetts 02193.

         PHILIP W. COOLIDGE* (aged 44) -- President and Trustee; Chairman, Chief Executive Officer and President, Signature Financial Group, Inc. ("SFG") (since December, 1988)

and Signature (since April, 1989).

                           TRUSTEES OF THE PORTFOLIOS


         CHARLES P. BIGGAR (aged 65) -- Trustee; Retired; Director of Chase/NBW Bank Advisory Board; Director, Batemen, Eichler, Hill Richards Inc.; formerly Vice President of International Business Machines and President of the National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514.

         S. LELAND DILL (aged 65) -- Trustee; Retired; Director, Coutts & Company Group; Coutts & Co. (U.S.A.) International; Director, Zweig Series Trust; formerly Partner of KPMG Peat Marwick; Director, Vinters International Company Inc.; General Partner of Pemco (an investment company registered under the 1940 Act). His address is 5070 North Ocean Drive, Singer Island, Florida 33404.

         PHILIP SAUNDERS, JR. (aged 60) -- Trustee; Principal, Philip Saunders Associates (Consulting); former Director of Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; and Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is 445 Glen Road, Weston, Massachusetts 02193.

         PHILIP W. COOLIDGE* (aged 44) -- President and Trustee; Chairman, Chief Executive Officer and President, SFG (since December, 1988) and Signature (since April, 1989).


                      OFFICERS OF THE TRUST AND PORTFOLIOS

         Unless otherwise specified, each officer listed below holds the same position with the Trust and each Portfolio.


          JOHN R.

ELDER (aged 47) -- Treasurer; Vice President, SFG (since April, 1995); Treasurer, Phoenix Family of Mutual Funds (prior to April, 1995).

         DAVID G. DANIELSON (aged 30) -- Assistant Treasurer; Assistant Manager, SFG (since May, 1991); Graduate Student, Northeastern University (from April, 1990 to March, 1991).

         JAMES S. LELKO, JR. (aged 30) -- Assistant Treasurer; Assistant Manager, SFG (since January, 1993); Senior Tax Compliance Accountant, Putnam Companies (since prior to December, 1992).

         BARBARA  M.  O'DETTE  (aged  36)  --  Assistant  Treasurer;   Assistant
Treasurer, SFG (since December, 1988) and Signature (since April, 1989); Administrative Controller, Massachusetts Financial Services Company (prior to December,

1988).


         DANIEL E. SHEA (aged 33) -- Assistant Treasurer; Assistant Manager, SFG
(since  November,   1993);  Supervisor  and  Senior  Technical  Advisor,  Putnam
Investments (prior to 1990).

         THOMAS M. LENZ (aged 37) -- Secretary; Vice President and Associate General Counsel, SFG (since November, 1989); Assistant Secretary, Signature (since February, 1991); Attorney, Ropes & Gray (prior to November, 1989).

         MOLLY S. MUGLER (aged 44) -- Assistant Secretary; Legal Counsel and Assistant Secretary, SFG (since December, 1988); Assistant Secretary, Signature (since April,

1989).


         LINDA T. GIBSON (aged 30) -- Assistant Secretary; Legal Counsel and Assistant Secretary, SFG (since May, 1992); Assistant Secretary, Signature (since October, 1992); student, Boston University School of Law (September, 1989 to May, 1992); Product Manager, SFG (January, 1989 to September, 1989).

         ANDRES E. SALDANA (aged 33) -- Assistant Secretary; Legal Counsel, SFG (since November, 1992); Assistant Secretary, Signature (since September, 1993); Attorney, Ropes & Gray (September, 1990 to November, 1992); law student, Yale Law

School (September, 1987 to May, 1990).


         Messrs. Coolidge, Danielson, Elder, Lelko, Lenz, Saldana and Shea and Mss. Gibson, Mugler and O'Dette also hold similar positions for other investment companies for which Signature or an affiliate serves as the principal underwriter.


         No person who is an officer or director of Bankers Trust is an officer or Trustee of the Trust or the Portfolios. No director, officer or employee of Signature or any of its affiliates will receive any compensation from the Trust or the Portfolios for serving as an officer or Trustee of the Trust or a Portfolio. The Trust pays each Trustee who is not a director, officer or employee of the Adviser, the Distributor, the Administrator or any of their affiliates an annual fee of $10,000, respectively, per annum plus $1,250, respectively, per meeting attended and reimburses them for travel and out-of-pocket expenses. Each Portfolio and Cash Management, Treasury Money, Tax Free Money, NY Tax Free Money, Utility, Short/Intermediate U.S. Government Securities, Intermediate Tax Free, Asset Management and BT Investment Portfolios (together with the Trust, the "Fund Complex") collectively pay each Trustee who is not a director, officer or employee of the Adviser, the Distributor, the Administrator or any of their affiliates an annual fee of $10,000, respectively, per annum plus $1,250, respectively, per meeting attended and reimburses them for travel and out-of-pocket expenses.

         Latin American Equity Fund incurred Trustees fees equal to $1,544 for the fiscal year ended September 30, 1995 . For the same period, Latin American Equity Portfolio incurred Trustees fees equal to $1,535.

         Global High Yield Securities Fund incurred Trustees fees equal to $1,564 for the fiscal year ended September 30, 1995. For the same period, Global High Yield Securities Portfolio incurred Trustees fees equal to $1,563.

         Small Cap Fund incurred Trustees fees equal to $1,564 for the fiscal year ended September 30, 1995. For the same period, Small Cap Portfolio incurred Trustees fees equal to $1,563.

          Pacific Basin Equity Fund incurred Trustees fees equal to $1,544 for the fiscal year ended September 30, 1995. For the same period, Pacific Basin Equity Portfolio incurred Trustees fees equal to $1,535.

         As of the fiscal year ended September 30, 1995, European Equity Fund, International Bond Fund, European Equity Portfolio and International Bond Portfolio had not commenced investment operations and did not accrue Trustees fees.

         The following table reflects fees paid to the Trustees of the Trust and Portfolio for the year ended September 30, 1995.

                           TRUSTEE COMPENSATION TABLE

                                            PENSION OR
                                            RETIREMENT
                                            BENEFITS ACCRUED
                           AGGREGATE        AS PART OF TRUST     ESTIMATED ANNUAL       TOTAL COMPENSATION
NAME OF PERSON,            COMPENSATION     OR PORTFOLIO         BENEFITS UPON          FROM FUND COMPLEX
POSITION                   FROM TRUST       EXPENSES             RETIREMENT             PAID TO TRUSTEES
S. Leland Dill,            $[]              none                 none                   $[]
Trustee of Trust
and Portfolios

Kelvin J. Lancaster,       $[]              none                 none                   $[]
Trustee of Trust

Philip Saunders, Jr,       $[]              none                 none                   $[]
Trustee of Trust
and Portfolios

Philip W. Coolidge,        none             none                 none                   none
Trustee of Trust
and Portfolios

Charles P. Biggar,         none            none                  none                   $[]
Trustee of Portfolios



         Bankers Trust reimbursed the Funds and Portfolios for a portion of their Trustees fees for the period above. See "Investment Adviser" and "Administrator" below.


         As of December 31, 1995, the Trustees and officers of the Trust and the Portfolios owned in the aggregate less than 1% of the shares of any Fund or the Trust (all series taken together). As of December 31, 1995, Bankers Trust, on behalf of its customers, was the record owner of the following percentages of the outstanding shares of the following
Funds: Latin American Equity Fund 55.62%; Global High Yield Securities Fund 75.61%; Small Cap Fund 58.16%; and Pacific Basin Equity Fund 81.42%. Also, as of the same date, Charles Schwab & Co., 101 Montgomery Street, San Francisco, California was the beneficial owner of 30.43%, 14.73% and 19.17% of the outstanding shares of Latin American Equity Fund , Global High Yield Securities Fund and Small Cap Fund, respectively. Big Woods Partner II, 890 Clinton Square, Rochester, New York was the beneficial owner of 5.68% of the outstanding shares of Small Cap Fund. Shareholders owning 25% or more of the outstanding shares of a Fund may take actions without the approval of any other investor in that Fund.


                               INVESTMENT ADVISER

         Under the terms of each Portfolio's investment advisory agreement with Bankers Trust (the "Advisory Agreement"), Bankers Trust manages the Portfolio subject to the supervision and direction of the Board of Trustees of the Portfolio. Bankers Trust will: (i) act in strict conformity with each Portfolio's Declaration of Trust, the 1940 Act and the Investment Advisers Act of 1940, as the same may from time to time be amended; (ii) manage each Portfolio in accordance with the Portfolio's investment objectives, restrictions and policies; (iii) make investment decisions for each Portfolio; and (iv) place purchase and sale orders for securities and other financial instruments on behalf of each Portfolio.

         Bankers Trust bears all expenses in connection with the performance of services under each Advisory Agreement. The Trust and each Portfolio bears certain other expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Trust or the Portfolio who are not officers, directors or employees of Bankers Trust, Signature or any of their affiliates; SEC fees and state Blue Sky qualification fees; charges of custodians and transfer and dividend disbursing agents; certain insurance premiums; outside auditing and legal expenses; costs of maintenance of corporate existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Trust or the Portfolio; and any extraordinary expenses.


         Compensation  for  investment   advisory  services  provided  to  Latin
American Equity Portfolio, Bankers Trust aggregated $173,145 for the fiscal year ended September 30, 1995 and

$102,872 for the period from October 25, 1993 (commencement of operations) through September 30, 1994. During the same periods, Bankers Trust reimbursed $138,351 and $81,307, respectively, to that Portfolio to cover expenses.

         Compensation for investment advisory services provided to Global High Yield Securities Portfolio , Bankers Trust aggregated $141,692 for the fiscal year ended September 30, 1995 and $66,073 for the period from December 14, 1993 (commencement of operations) through September 30, 1994. During the same periods, Bankers Trust reimbursed $78,840 and $48,741, respectively to that Portfolio to cover expenses.

         Compensation for investment advisory services provided to Small Cap Portfolio , Bankers Trust aggregated $389,015 for the fiscal year ended September 30, 1995 and $69,420 for the period from October 21, 1993 (commencement of operations) through September 30, 1994. During the same periods, Bankers Trust reimbursed $111,862 and $41,110, respectively, to that Portfolio to cover expenses.

         Compensation for investment advisory services provided to Pacific Basin Equity Portfolio, Bankers Trust aggregated $173,591 for the fiscal year ended September 30, 1995 and $116,020 for the period from November 1, 1993 (commencement of operations) through September 30, 1994 . During the same periods, Bankers Trust reimbursed $47,338 and $40,461, respectively, to that

Portfolio to cover expenses.


         As of the  fiscal  year  ended  September  30,  1995,  European  Equity
Portfolio  and  International  Bond  Portfolio  had  not  commenced   investment
operations and did not accrue investment

advisory fees.

         Bankers Trust may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Portfolios, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. Bankers Trust has informed the Portfolios that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Portfolios, Bankers Trust will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by a Portfolio is a customer of Bankers Trust, its parent or its subsidiaries or affiliates and, in dealing with its customers, Bankers Trust, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by Bankers Trust or any such affiliate.

         Each Fund's prospectus contains disclosure as to the amount of Bankers Trust's investment advisory and administration and services fees, including waivers thereof. Bankers Trust may not recoup any of its waived investment advisory or administration and services fees. Such waivers by Bankers Trust shall stay in effect for at least 12 months.

SUB-INVESTMENT ADVISER

         Bankers Trust has entered into a sub-investment advisory agreement (the "Sub-Advisory Agreement") with BT Fund Managers International Limited ("BT Fund Managers International") a wholly owned subsidiary of Bankers Trust Australia Limited ("BTAL") in Sydney. BTAL is a wholly owned subsidiary of Bankers Trust New York Corporation. Under the Sub-Advisory Agreement, Bankers Trust may receive investment advice and research services with respect to companies based in the Pacific Basin and may grant BT Fund Managers International investment management authority as well as the authority to buy and sell securities if Bankers Trust believes it would be beneficial to the Portfolio.

         BTAL, which was granted a banking license in 1986, is the parent of Bankers Trust Australia Group which has offices is Sydney, Melbourne, Perth, Brisbane, Adelaide, London and Hong Kong. A representative office of Bankers Trust Company was opened in Australia in 1966 and Australian merchant banking operations commences in 1969. A related organization, Bankers Trust New Zealand Limited, was established in 1986. Although BTAL has not previously served as investment adviser for a registered investment company, BTAL provides investment services for a range of clients.

ADMINISTRATOR

         Under the administration and services agreements, Bankers Trust is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust and each Portfolio reasonably deem necessary for the proper administration of the Trust or a Portfolio. Bankers Trust will generally assist in all aspects of the Funds' and Portfolios' operations; supply and maintain office facilities (which may be in Bankers Trust's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declarations of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.


         Pursuant to a sub-administration agreement (the "Sub-Administration Agreement"), Signature performs such sub-administration duties for the Trust and the Portfolios as from time to time may be agreed upon by Bankers Trust and Signature. The Sub-Administration Agreement provides that Signature will receive such compensation as from time to time may be agreed upon by Signature and Bankers Trust. All such compensation will be paid by Bankers Trust.


         Compensation for administrative and other services provided to the Latin American Equity Fund, Bankers Trust aggregated $162,746 for the fiscal year ended September 30, 1995 and $97,763 for the period from October 25, 1993 (commencement of operations) through September 30, 1994 . During the same periods, Bankers Trust reimbursed $63,765 and $49,325 , respectively, to cover expenses. For the same periods, Bankers Trust aggregated $34,629 and $20,574, respectively, in compensation for administrative and other services provided to Latin American Equity Portfolio.

         Compensation for administrative and other services provided to the Global High Yield Securities Fund, Bankers Trust aggregated $167,703 for the fiscal year ended September 30, 1995 and $78,503 for the period from December 14, 1993 (commencement of operations) through September 30, 1994 . During the same periods, Bankers Trust reimbursed $74,013 and $40,342, respectively, to cover expenses. For the same periods, Bankers Trust aggregated $35,423 and $16,518, respectively, in compensation for administrative and other services provided to Global High Yield Securities Portfolio.

         Compensation for administrative and other services provided to the Small Cap Fund, Bankers Trust aggregated $388,661 for the fiscal year ended September 30, 1995 and $69,395 for the fiscal period from October 21, 1993 (commencement of operations) through September 30, 1994 . During the same periods, Bankers Trust reimbursed $92,321 and $51,004, respectively, to cover expenses. For the same periods, Bankers Trust aggregated $59,848 and $10,680, respectively, in compensation for administrative and other services provided to Small Cap Portfolio.

         Compensation for administrative and other services provided to the Pacific Basin Equity Fund, Bankers Trust aggregated $173,407 for the fiscal year ended September 30, 1995 and $115,972 for the period from November 1, 1993 (commencement of operations) through September 30, 1994 . During the same periods, Bankers Trust reimbursed $72,263 and $51,932 to cover expenses. For the same period, Bankers Trust aggregated $57,864 and $38,673, respectively, in compensation for administrative and other services provided to Pacific Basin Equity Portfolio.

         As of the fiscal year ended September 30, 1995, European Equity Fund, International Bond Fund, European Equity Portfolio and International Bond Portfolio had not commenced investment operations and did not accrue administrative fees.


         Bankers Trust has agreed that if in any fiscal year the aggregate expenses of any Fund and its respective Portfolio (including fees pursuant to the Advisory Agreement, but excluding interest, taxes, brokerage and, if permitted by the relevant state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over a Fund, Bankers Trust will reimburse the Fund for the excess expense to the extent required by state law. As of the date of this Statement of Additional Information, the most restrictive annual expense limitation applicable to any Fund is 2.50% of the Fund's first $30 million of average annual net assets, 2.00% of the next $70 million of average annual net assets and 1.50% of the remaining average annual net assets.

CUSTODIAN AND TRANSFER AGENT

         Bankers Trust, 280 Park Avenue, New York, New York 10017, serves as Custodian for the Trust and for each Portfolio pursuant to the administration and services agreements. As Custodian, it holds the Funds' and each Portfolio's assets. Bankers Trust also serves as transfer agent of the Trust and of each Portfolio pursuant to the respective administration and services agreement.
 Under its transfer agency agreement with the Trust, Bankers

Trust maintains the shareholder account records for each Fund, handles certain communications between shareholders and the Trust and causes to be distributed any dividends and distributions payable by the Trust. Bankers Trust may be reimbursed by the Funds or the Portfolios for its out-of-pocket expenses. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

USE OF NAME

         The Trust and Bankers Trust have agreed that the Trust may use "BT" as part of its name for so long as Bankers Trust serves as investment adviser to the Portfolios. The Trust has acknowledged that the term "BT" is used by and is a property right of certain subsidiaries of Bankers Trust and that those subsidiaries and/or Bankers Trust may at any time permit others to use that term.

         The Trust may be required, on 60 days' notice from Bankers Trust at any time, to abandon use of the acronym "BT" as part of its name. If this were to occur, the Trustees would select an appropriate new name for the Trust, but there would be no other material effect on the Trust, its shareholders or activities.

BANKING REGULATORY MATTERS

         Bankers Trust has been advised by its counsel that in its opinion Bankers Trust may perform the services for the Portfolios contemplated by the Advisory Agreements and other activities for the Funds and the Portfolios described in the Prospectuses and this Statement of Additional Information without violation of the Glass-Steagall Act or other applicable banking laws or regulations. However, counsel has pointed out that future changes in either Federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent Bankers Trust from continuing to perform those services for the Trust and the Portfolios. State laws on this issue may differ from the interpretations of relevant Federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law.
 If the circumstances described above should change, the Boards of Trustees would review the relationships with Bankers Trust and consider taking all actions necessary in the circumstances.

COUNSEL AND INDEPENDENT ACCOUNTANTS

         Willkie Farr & Gallagher, One Citicorp Center, 153 East 53rd Street, New York, New York 10022-4669, serves as Counsel to the Trust and each
Portfolio. Coopers & Lybrand L.L.P., 1100 Main Street, Suite 900, Kansas City, Missouri 64105 acts as Independent Accountants of the Trust and each Portfolio.

                            ORGANIZATION OF THE TRUST

         Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants.

         Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

         The Trust was organized under the name BT Tax-Free Investment Trust and assumed its current name of BT Investment Funds on May 16, 1988.


         Except as described below, whenever the Trust is requested to vote on a fundamental policy of the Portfolio, the Trust will hold a meeting of the Fund's shareholders and will cast its vote as instructed by the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

         Except as described below, whenever the Fund is requested to vote on matters pertaining to the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes proportionately as instructed by Fund shareholders. However, subject to applicable statutory and regulatory requirements, the Fund would not request a vote of its shareholders with respect to (a) any proposal relating to the Portfolio, which proposal, if made with respect to the Fund, would not require the vote of the shareholders of the Fund, or (b) any proposal with respect to the Portfolio that is identical in all material respects to a proposal that has previously been approved by shareholders of the Fund. Any proposal submitted to holders in the Portfolio, and that is not required to be voted on by shareholders of the Fund, would nonetheless be voted on by the Trustees of the Trust.


                                    TAXATION

                              TAXATION OF THE FUNDS

         The Trust intends to qualify annually and to elect each Fund to be treated as a regulated investment company under the Code.

         To qualify as a regulated investment company, each Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of certain assets (namely, in the case of the Fund,
(i) stock or securities; (ii) options, futures, and forward contracts (other than those on foreign currencies); and (iii) foreign currencies (including options, futures, and forward contracts on such currencies) not directly related to the Fund's principal business of investing in stock or securities (or options and futures with respect to stocks or securities)) held less than three months (the 30% Limitation"); (c) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (d) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and its net tax-exempt interest income, if any, each taxable year.

         As a regulated investment company, each Fund will not be subject to U.S. Federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4%
excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of: (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year; (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year; and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

         Each Fund shareholder will also receive, if appropriate, various written notices after the close of the Fund's prior taxable year as to the Federal income status of his dividends and distributions which were received from the Fund during the Fund's prior taxable year. Shareholders should consult their tax advisers as to any state and local taxes that may apply to these dividends and distributions. The dollar amount of dividends excluded from Federal income taxation and the dollar amount subject to such income taxation, if any, will vary for each shareholder depending upon the size and duration of each shareholder's investment in the Fund. To the extent that the Fund earns taxable net investment income, the Fund intends to designate as taxable dividends the same percentage of each dividend as its taxable net investment income bears to its total net investment income earned. Therefore, the percentage of each dividend designated as taxable, if any, may vary.

LATIN AMERICAN EQUITY PORTFOLIO, GLOBAL HIGH YIELD SECURITIES PORTFOLIO, EUROPEAN EQUITY PORTFOLIO, PACIFIC BASIN EQUITY PORTFOLIO AND INTERNATIONAL BOND PORTFOLIO

         FOREIGN SECURITIES. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolio's assets to be invested in various countries will vary.

         If the Portfolio is liable for foreign taxes, and if more than 50% of the value of the Portfolio's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, it may make an election pursuant to which certain foreign taxes paid by it would be treated as having been paid directly by shareholders of the entities, such as the corresponding Fund, which have invested in the Portfolio.

Pursuant to such election, the amount of foreign taxes paid will be included in the income of the corresponding Fund's shareholders, and such Fund shareholders (except tax-exempt shareholders) may, subject to certain limitations, claim either a credit or deduction for the taxes. Each such Fund shareholder will be notified after the close of the Portfolio's taxable year whether the foreign taxes paid will "pass through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country and (b) the portion which represents income derived from sources within each such country.

         The amount of foreign taxes for which a shareholder may claim a credit in any year will generally be subject to a separate limitation for "passive income," which includes, among other items of income, dividends, interest and certain foreign currency gains. Because capital gains realized by the Portfolio on the sale of foreign securities will be treated as U.S.source income, the available credit of foreign taxes paid with respect to such gains may be restricted by this limitation.

                                  DISTRIBUTIONS

         Dividends paid out of the Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Distributions of net capital gains, if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. Federal tax status of distributions.

                           TAXATION OF THE PORTFOLIOS

         The Portfolios are not subject to Federal income taxation. Instead, the Fund and other investors investing in a Portfolio must take into account, in computing their Federal income tax liability, their share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether they have received any cash distributions from the Portfolio.

         Distributions received by a Fund from the corresponding Portfolio generally will not result in the Fund recognizing any gain or loss for Federal income tax purposes, except that: (1) gain will be recognized to the extent that any cash distributed exceeds the Fund's basis in its interest in the Portfolio prior to the distribution; (2) income or gain may be realized if the distribution is made in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio; and (3) loss may be recognized if the distribution is made in liquidation of the Fund's entire interest in the Portfolio and consists solely of cash and/or unrealized receivables. A Fund's basis in its interest in the corresponding Portfolio generally will equal the amount of cash and the basis of any property which the Fund invests in the Portfolio, increased by the Fund's share of income from the Portfolio, and decreased by the amount of any cash distributions and the basis of any property distributed from the Portfolio.

                                 SALE OF SHARES

         Any gain or loss realized by a shareholder upon the sale or other disposition of shares of the Fund, or upon receipt of a distribution in complete liquidation of a Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

                            FOREIGN WITHHOLDING TAXES

         Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

                               BACKUP WITHHOLDING

         A Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.

                              FOREIGN SHAREHOLDERS

         The tax consequences to a foreign shareholder of an investment in a Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

                                 OTHER TAXATION

         The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor any Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code. The investment by each Fund in the corresponding Portfolio does not cause the Fund to be liable for any income or franchise tax in the State of New York.

         Each Portfolio is organized as a New York trust. Each Portfolio is not subject to any income or franchise tax in the State of New York or the Commonwealth of Massachusetts.

         Fund shareholders may be subject to state and local taxes on their Fund distributions. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

                              FINANCIAL STATEMENTS


         The following financial statements for each Fund or Portfolio have been filed with the SEC pursuant to section 30(b) of the 1940 Act and Rule 30b2-1 thereunder and are hereby incorporated herein by reference . A copy of such financial statement will be provided, without charge, to each person receiving this statement of additional information.


LATIN AMERICAN EQUITY FUND


         Statement of Assets and Liabilities, September 30, 1995
         Statement of Operations for the year ended September 30, 1995
         Statement of Changes in Net  Assets  for the year ended  September  30,
            1995  and  the  period  from  October  25,  1993   (commencement  of
            operations) through September 30, 1994
         Financial Highlights: Supplemental data for each period indicated

         Notes to Financial Statements
         Report of Independent Accountants

BT INVESTMENT PORTFOLIOS - LATIN AMERICAN EQUITY PORTFOLIO


         Statement of Assets and Liabilities, September 30, 1995
         Statement of Operations for the year ended September

         30, 1995


         Statement of Changes in Net  Assets  for the year ended  September  30,
            1995  and  the  period  from  October  25,  1993   (commencement  of
            operations) through September 30, 1994
         Financial Highlights: Supplemental data for each period indicated Schedule of Portfolio Investments, September 30, 1995

         Notes to Financial Statements
         Report of Independent Accountants

GLOBAL HIGH YIELD SECURITIES FUND


         Statement of Assets and  Liabilities,  September 30, 1995
         Statement of Operations for the year ended September 30, 1995
         Statement of Changes in Net Assets for the year ended September 30, 1995 and the period from December 14, 1993 (commencement of operations) through September 30, 1994
         Financial Highlights: Supplemental data for each period indicated

         Notes to Financial Statements
         Report of Independent Accountants

BT INVESTMENT PORTFOLIOS - GLOBAL HIGH YIELD SECURITIES PORTFOLIO


         Statement of Assets and Liabilities, September 30, 1995
         Statement of Operations for the year ended September 30, 1995
         Statement of Changes in Net Assets for the year ended September 30, 1995 and the period from December 14, 1993 (commencement of operations) through September 30, 1994
         Financial  Highlights:  Selected ratios and supplemental  data for each period indicated
         Schedule of Portfolio Investments, September 30, 1995

         Notes to Financial Statements
         Report of Independent Accountants

SMALL CAP FUND


         Statement of Assets and Liabilities, September 30, 1995
         Statement of Operations for the year ended September 30, 1995
         Statement of Changes in Net  Assets  for the year ended  September  30,
            1995  and  the  period  from  October  21,  1993   (commencement  of
            operations) through September 30, 1994

         Financial Highlights: Supplemental data for each period indicated

         Notes to Financial Statements
         Report of Independent Accountants

BT INVESTMENT PORTFOLIOS - SMALL CAP PORTFOLIO


         Statement of Assets and Liabilities, September 30, 1995
         Statement of Operations for the year ended September 30, 1995
         Statement of Changes in Net  Assets  for the year ended  September  30,
            1995  and  the  period  from  October  21,  1993   (commencement  of
            operations) through September 30, 1994
         Financial  Highlights:  Selected ratios and supplemental  data for each period indicated
         Schedule of Portfolio Investments, September 30, 1995

         Notes to Financial Statements
         Report of Independent Accountants

PACIFIC BASIN EQUITY FUND


         Statement of Assets and Liabilities, September 30, 1995
         Statement of Operations for the year ended September 30, 1995
         Statement of Changes in Net  Assets  for the year ended  September  30,
            1995  and  the  period  from  November  1,  1993   (commencement  of
            operations) through September 30, 1994
         Financial Highlights: Supplemental data for each period indicated

         Notes to Financial Statements
         Report of Independent Accountants

BT INVESTMENT PORTFOLIOS - PACIFIC BASIN EQUITY PORTFOLIO


         Statement of Assets and Liabilities, September 30, 1995
         Statement of Operations for the year ended September 30, 1995
         Statement of Changes in Net  Assets  for the year ended  September  30,
            1995  and  the  period  from  November  1,  1993   (commencement  of
            operations) through September 30, 1994

         Financial  Highlights:  Selected ratios and supplemental  data for each period indicated
         Schedule of Portfolio Investments, September 30, 1995

         Notes to Financial Statements
         Report of Independent Accountants

                                    APPENDIX

                           BOND AND COMMERCIAL PAPER  RATINGS


Set forth below are descriptions of the ratings of Moody's and S&P, which represent their opinions as to the quality of the Municipal Obligations and securities which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality.

MOODY'S BOND RATINGS

Aaa. Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds which are rated Baa are considered as medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Unrated. Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

         1.       An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa-1, A-1, Baa-1 and B-1.


S&P'S BOND  RATINGS

AAA. Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

A. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in the highest rated categories.

BBB. Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC, and C. Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligations. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties of major risk exposures to adverse conditions.

C1. The rating C1 is reserved for income bonds on which no interest is being paid.

D. Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-). The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR. Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

FITCH INVESTORS SERVICE BOND RATINGS

AAA. Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to but slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

AA. Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien--in many cases directly following an AAA security--or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to ratings by the lesser financial power of the enterprise and more local type of market.

S&P'S COMMERCIAL PAPER RATINGS

A is the highest commercial paper rating category utilized by S&P, which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its A classification. Commercial paper issues rated A by S&P have the following characteristics: Liquidity ratios are better than industry average. Long-term debt rating is A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management.

MOODY'S COMMERCIAL PAPER RATINGS

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

FITCH INVESTORS SERVICE AND DUFF & PHELPS COMMERCIAL PAPER
RATINGS


Commercial paper rated "Fitch-1" is considered to be the highest grade paper and is regarded as having the strongest degree of assurance for timely payment. "Fitch-2" is considered very good grade paper and reflects an assurance of timely payment only slightly less in degree than the strongest issue.


Commercial paper issues rated "Duff 1" by Duff & Phelps, Inc. have the following characteristics: very high certainty of timely payment, excellent liquidity factors supported by strong fundamental protection factors, and risk factors which are very small. Issues rated "Duff 2" have a good certainty of timely payment, sound liquidity factors and company fundamentals, small risk factors, and good access to capital markets.

DISTRIBUTOR


Signature Broker-Dealer Services, Inc.        BT INVESTMENT FUNDS
                                              -------------------
6 St. James Avenue
Boston, MA  02116                             oLATIN AMERICAN EQUITY FUND
(800) 545-1074                                oGLOBAL HIGH YIELD SECURITIES FUND

                                              oSMALL CAP FUND
                                              oEUROPEAN EQUITY FUND
INVESTMENT ADVISER OF EACH PORTFOLIO
                                              oPACIFIC BASIN EQUITY FUND

                                              oINTERNATIONAL BOND FUND
Bankers Trust Company
280 Park Avenue

New York, NY  10017


TRANSFER AGENT

Bankers Trust Company
280 Park Avenue
New York, NY  10017


CUSTODIAN

Bankers Trust Company                                STATEMENT OF

280 Park Avenue                                      ADDITIONAL INFORMATION
New York, NY   10017                                 JANUARY  29,
1996



INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.
1100 Main Street, Suite 900
Kansas City, MO  64105


LEGAL COUNSEL

Willkie Farr & Gallagher
One Citicorp Center
153 East 53rd Street
New York, NY  10022-4669



BT0361C

 BT0494                                                            STATEMENT OF

                                                         ADDITIONAL INFORMATION

                                                               JANUARY 29, 1996


BT INVESTMENT

OCAPITAL APPRECIATION FUND
OINTERNATIONAL EQUITY FUND

BT Investment Funds (the "Trust") is comprised of several funds. The shares of two of the funds--Capital Appreciation Fund and International Equity Fund (each, a "Fund")--are described herein.


TABLE OF CONTENTS

Investment Objectives, Policies and Restrictions . . . . . . . . .           3
Performance Information  . . . . . . . . . . . . . . . . . . . . .

                                                                            22
Valuation of Securities;  Redemptions and Purchases in Kind  . . .          25
Management of the Trust and The Portfolios . . . . . . . . . . . .          27
Organization of the Trust  . . . . . . . . . . . . . . . . . . . .          34
Taxation . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          35

Financial Statements . . . . . . . . . . . . . . . . . . . . . . .

                                                                            38

Appendix (Bond, Commercial Paper and Municipal
  Obligations Ratings) . . . . . . . . . . . . . . . . . . . . . .         A-1


As described in the Prospectuses, the Trust seeks to achieve the investment objectives of each Fund by investing all the investable assets ("Assets") of the Fund in a diversified open-end management investment company having the same investment objectives as the Fund. These investment companies are, respectively, Capital Appreciation Portfolio and International Equity Portfolio (collectively, the "Portfolios").

Since the investment characteristics of the Funds will correspond directly to those of the respective Portfolio in which the Fund invests all of its assets, the following is a discussion of the various investments of and techniques employed by each Portfolio.

Shares of the Funds are sold by Signature Broker-Dealer Services, Inc. ("Signature"), the Trust's Distributor, to clients and customers (including affiliates and correspondents) of Bankers Trust Company ("Bankers Trust"), the Portfolios' Adviser, and to clients and customers of other organizations.


The Trust's Prospectuses for each Fund, dated January 29, 1996, provide the basic information investors should know before investing, and may be obtained without charge by calling the Trust at the telephone number listed below or by contacting any Service Agent. This Statement of Additional Information, which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with that Fund's Prospectus. This Statement of Additional Information is not an offer of any Fund for which an investor has not received a Prospectus. Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings accorded to them in the Trust's Prospectuses.








                              BANKERS TRUST COMPANY
             INVESTMENT ADVISER OF EACH PORTFOLIO AND ADMINISTRATOR
                     SIGNATURE BROKER-DEALER SERVICES, INC.
                                   DISTRIBUTOR

6 ST. JAMES AVENUE       BOSTON, MASSACHUSETTS 02116           (800)

 730-1313

                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

                              INVESTMENT OBJECTIVES

         The investment objective(s) of each Fund is described in that Fund's Prospectus. There can, of course, be no assurance that any Fund will achieve its investment objective(s).

                               INVESTMENT POLICIES

         Each Fund seeks to achieve its investment objective by investing all of its Assets in the corresponding Portfolio. The Trust may withdraw a Fund's investment from the corresponding Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so.

         Since the investment characteristics of each Fund will correspond directly to those of the corresponding Portfolio, the following is a discussion of the various investments of and techniques employed by each Portfolio.

         CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

         COMMERCIAL PAPER. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

         For a description of commercial paper ratings, see the Appendix.


         SHORT-TERM INSTRUMENTS. When a Portfolio experiences large cash inflows through the sale of securities and desirable equity securities, that are consistent with the Portfolio's investment objective, which are unavailable in sufficient quantities or at attractive prices, the Portfolio may hold short-term investments for a limited time pending availability of such equity securities. Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated AA or higher by S&P or Aa or higher by Moody's or, if unrated, of comparable quality in the opinion of Bankers Trust; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and banker's acceptances; and (v) repurchase agreements. At the time the Portfolio invests in commercial paper, bank obligations or repurchase agreements, the issuer of the issuer's parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of Bankers Trust. These instruments may be denominated in U.S dollars or in foreign currencies.

ILLIQUID SECURITIES. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.


The Securities and Exchange Commission (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

The Adviser will monitor the liquidity of Rule 144A securities in each Portfolio's holdings under the supervision of the Portfolio's Board of Trustees. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security;
(2) the number of dealers and other potential purchasers or sellers of the security; (3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

LENDING OF PORTFOLIO SECURITIES. The Portfolios have the authority to lend portfolio securities to brokers, dealers and other financial organizations. The Portfolios will not lend securities to Bankers Trust, Signature or their affiliates. By lending its securities, a Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when U.S. Government obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Each Portfolio will adhere to the following conditions whenever its securities are loaned: (i) the Portfolio must receive at least 100 percent cash collateral or equivalent securities from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Portfolio must be able to terminate the loan at any time; (iv) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must terminate the loan and regain the right to vote the securities.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

GENERAL. The successful use of such instruments draws upon the Adviser's skill and experience with respect to such instruments and usually depends on the Adviser's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Portfolio may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.


FUTURES CONTRACTS. A Portfolio may enter into contracts for the purchase or sale for future delivery of fixed-income securities , foreign currencies, or contracts based on financial indices including any index of U.S. Government securities, foreign government securities or corporate debt securities. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. A Portfolio may enter into futures contracts which are based on debt securities that are backed by the full faith and credit of the U.S. Government, such as long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills. A Portfolio may also enter into futures contracts which are based on bonds issued by entities other than the U.S. Government.


At the same time a futures contract is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Portfolio would provide or receive cash that reflects any decline or increase in the contract's value.

At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Portfolio will incur brokerage fees when it purchases or sells futures contracts.

The purpose of the acquisition or sale of a futures contract, in the case of a Portfolio which holds or intends to acquire fixed-income securities, is to attempt to protect the Portfolio from fluctuations in interest or foreign exchange rates without actually buying or selling fixed-income securities or foreign currencies. For example, if interest rates were expected to increase, the Portfolio might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Portfolio. If interest rates did increase, the value of the debt security in the Portfolio would decline, but the value of the futures contracts to the Portfolio would increase at approximately the same rate, thereby keeping the net asset value of the Portfolio from declining as much as it otherwise would have. The Portfolio could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the Portfolio to maintain a defensive position without having to sell its portfolio securities.

Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Portfolio could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Portfolio could then buy debt securities on the cash market. To the extent a Portfolio enters into futures contracts for this purpose, the assets in the segregated asset account maintained to cover the Portfolio's obligations with respect to such futures contracts will consist of cash, cash equivalents or high quality liquid debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Portfolio with respect to such futures contracts.

The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Adviser may still not result in a successful transaction.

In addition, futures contracts entail risks. Although the Adviser believes that use of such contracts will benefit the Portfolios, if the Adviser's investment judgment about the general direction of interest rates is incorrect, a Portfolio's overall performance would be poorer than if it had not entered into any such contract. For example, if a Portfolio has hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held in its portfolio and interest rates decrease instead, the Portfolio will lose part or all of the benefit of the increased value of its debt securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Portfolio has insufficient cash, it may have to sell debt securities from its portfolio to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices which reflect the rising market. A Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

OPTIONS ON FUTURES CONTRACTS. Each Portfolio may purchase and write options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Portfolio is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.


The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, a Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Portfolio may purchase a put option on a futures contract to hedge its portfolio against the risk of rising interest rates.

The amount of risk a Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.


The Board of Trustees of each Portfolio has adopted the requirement that futures contracts and options on futures contracts be used only as a hedge and not for speculation. In addition to this requirement, the Board of Trustees of each Portfolio has also adopted a restriction that the Portfolio will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Portfolio and premiums paid on outstanding options on futures contracts owned by the Portfolio (other than those entered into for bona fide hedging purposes) would exceed 5% of the market value of the total assets of the Portfolio.

OPTIONS ON FOREIGN CURRENCIES. Each Portfolio may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Portfolio may purchase put options on the foreign currency. If the value of the currency does decline, a Portfolio will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.


Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Portfolio may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Portfolio deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.


Each Portfolio may write options on foreign currencies for the same types of hedging purposes. For example, where a Portfolio anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the options will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.


Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Portfolio also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.


Each Portfolio may write covered call options on foreign currencies. A call option written on a foreign currency by a Portfolio is "covered" if the Portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its Custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Portfolio has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash, U.S. Government securities and other high quality liquid debt securities in a segregated account with its custodian.


Each Portfolio also intends to write call options on foreign currencies that are not covered for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Portfolio collateralizes the option by maintaining in a segregated account with its custodian, cash or U.S. Government securities or other high quality liquid debt securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked to market daily.


ADDITIONAL RISKS OF OPTIONS ON FUTURES CONTRACTS, FORWARD CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES. Unlike transactions entered into by a Portfolio in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options

Clearing Corporation (the "OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.


The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. A Portfolio's ability to terminate over-the-counter options will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in over-the-counter options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, each Portfolio will treat purchased over-the-counter options and assets used to cover written over-the-counter options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions  also  could be  adversely  affected  by:  (i) other  complex  foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in the Portfolio's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lesser trading volume.

OPTIONS ON SECURITIES. Each Portfolio may write (sell) covered call and put options to a limited extent on its portfolio securities ("covered options") in an attempt to increase income. However, the Portfolio may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Portfolio.


When a Portfolio writes a covered call option, it gives the purchaser of the option the right to buy the security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period. If the option expires unexercised, the Portfolio will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Portfolio has no control, the Portfolio must sell the security to the option holder at the exercise price. By writing a covered call option, the Portfolio forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.


When a Portfolio writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Portfolio at the specified exercise price at any time during the option period. If the option expires unexercised, the Portfolio will realize income in the amount of the premium received for writing the option. If the put option is exercised, a decision over which the Portfolio has no control, the Portfolio must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Portfolio, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price. The Portfolio will only write put options involving securities for which a determination is made at the time the option is written that the Portfolio wishes to acquire the securities at the exercise price.


A Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." The Portfolio will realize a profit or loss from a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Portfolio, may make a "closing sale transaction" which involves liquidating the Portfolio's position by selling the option previously purchased. Where the Portfolio cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

When a Portfolio writes an option, an amount equal to the net premium received by the Portfolio is included in the liability section of the Portfolio's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Portfolio.

A Portfolio may purchase call and put options on any securities in which it may invest. The Portfolio would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Portfolio, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Portfolio would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.


A Portfolio would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to sell a security, which may or may not be held in the Portfolio's holdings, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Portfolio's holdings. Put options also may be purchased by the Portfolio for the purpose of affirmatively benefiting from a decline in the price of securities which the Portfolio does not own. The Portfolio would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

Each Portfolio has adopted certain other nonfundamental policies concerning option transactions which are discussed below. The Portfolio's activities in options may also be restricted by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

A Portfolio may engage in over-the-counter options transactions with broker-dealers who make markets in these options. At present, approximately ten broker-dealers, including several of the largest primary dealers in U.S. Government securities, make these markets. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Portfolio will purchase such options only from broker-dealers who are primary government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The Adviser will monitor the creditworthiness of dealers with whom the Portfolio enters into such options transactions under the general supervision of the Portfolios' Trustees.

OPTIONS ON SECURITIES INDICES. In addition to options on securities, each Portfolio may also purchase and write (sell) call and put options on securities indices. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. Such options will be used for the purposes described above under "Options on Securities."

International Equity Portfolio may, to the extent allowed by Federal and state securities laws, invest in securities indices instead of investing directly in individual foreign securities.

Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although the Portfolio generally will only purchase or write such an option if the Adviser believes the option can be closed out.

Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Portfolio will not purchase such options unless the Adviser believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.


Price movements in a Portfolio's holdings may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Adviser may be forced to liquidate portfolio securities to meet settlement obligations.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. Because each Portfolio buys and sells securities denominated in currencies other than the U.S. dollar and receives interest, dividends and sale proceeds in currencies other than the U.S. dollar, each Portfolio from time to time may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. A Portfolio either enters into these transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies.


A forward foreign currency exchange contract is an obligation by a Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. Each Portfolio maintains with its custodian a segregated account of high grade liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Portfolio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

Each Portfolio may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into Bankers Trust's long-term investment decisions, a Portfolio will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, Bankers Trust believes that it is important to have the flexibility to enter into foreign currency hedging transactions when it determines that the transactions would be in the Portfolio's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event the Portfolio's ability to utilize forward contracts in the manner set forth in the Prospectus may be restricted. Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of foreign currency forward contracts may not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on a Portfolio's foreign currency denominated portfolio securities and the use of such techniques will subject a Portfolio to certain risks.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Portfolio may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit the Portfolio's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a Portfolio's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time a poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Portfolio's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Portfolio's assets that are the subject of such cross-hedges are denominated.

                                 RATING SERVICES

The ratings of rating services represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, Bankers Trust also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by a Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require a Fund to eliminate the obligation from its portfolio, but Bankers Trust will consider such an event in its determination of whether a Fund should continue to hold the obligation. A description of the ratings used herein and in the Funds' Prospectuses is set forth in the Appendix to this Statement of Additional Information.

                             INVESTMENT RESTRICTIONS

The following investment restrictions are "fundamental policies" of each Fund and each Portfolio and may not be changed with respect to the Fund or the Portfolio without the approval of a "majority of the outstanding voting securities" of the Fund or the Portfolio, as the case may be. "Majority of the outstanding voting securities" under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in this Statement of Additional
Information and the Prospectuses, means, with respect to the Fund (or the Portfolio), the lesser of (i) 67% or more of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund or of the total beneficial interests of the Portfolio) are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio). Whenever the Trust is requested to vote on a fundamental policy of a Portfolio, the Trust will hold a meeting of the corresponding Fund's shareholders and will cast its vote as instructed by that Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.


As a matter of fundamental policy, each Portfolio (or Fund) may not (except that no investment restriction of a Fund shall prevent a Fund from investing all of its Assets in an open-end investment company with substantially the same investment objective):


         (1) borrow  money or mortgage or  hypothecate  assets of the  Portfolio
(Fund), except that in an amount not to exceed 1/3 of the current value of the Portfolio's (Fund's) assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests
(redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete the portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute; for additional related restrictions, see clause (i) under the caption "State and Federal Restrictions" below (as an operating policy, the Portfolios may not engage in dollar-roll transactions);


         (2) underwrite securities issued by other persons except insofar as the Portfolios (Trust or the Funds) may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;


         (3) make loans to other persons except: (a) through the lending of the Portfolio's (Fund's) portfolio securities and provided that any such loans not exceed 30% of the Portfolio's (Fund's) net assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately (under current regulations, the Portfolio's (Fund's) fundamental policy with respect to 20% risk weighing for financial institutions prevent the Portfolio (Fund) from engaging in securities lending);

         (4) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Portfolio (Trust) may hold and sell, for the Portfolio's (Fund's) portfolio, real estate acquired as a result of the Portfolio's (Fund's) ownership of securities);

         (5) concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of a Portfolio's (Fund's) investment objective(s), up to 25% of its total assets may be invested in any one industry; and

         (6) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction. STATE AND FEDERAL RESTRICTIONS. In order to comply with certain state and Federal statutes and policies , the Portfolios (or the Trust, on behalf of the Funds) will not as a matter of operating policy (except that no operating policy shall prevent a Fund from investing all of its Assets in an open-end investment company with substantially the same investment objective):

           (i) borrow money (including through reverse repurchase or forward roll transactions) for any purpose in excess of 5% of the Portfolio's (Fund's) total assets (taken at cost), except that the Portfolio (Fund) may borrow for temporary or emergency purposes up to 1/3 of its total assets;


          (ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Portfolio's (Fund's) total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;

         (iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;


          (iv) sell securities it does not own (short sells) such that the dollar amount of such short sales at any one time exceeds 25% of the net equity of the Portfolio (Fund), and the value of securities of any one issuer in which the Portfolio (Fund) is short exceeds the lesser of 2.0% of the value of the Portfolio's (Fund's) net assets or 2.0% of the securities of any class of any U.S. issuer and, provided that short sales may be made only in those securities which are fully listed on a national securities exchange or a foreign exchange (This provision does not include the sale of securities that the Portfolio (Fund) contemporaneously owns or where the Portfolio has the right to obtain securities equivalent in kind and amount to those sold, i.e., short sales against the box.) (The Portfolio (Fund) currently does not engage in short selling.);

         (v) invest for the purpose of exercising control or management of another company;

         (vi) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Portfolio (Fund) if such purchase at the time thereof would cause: (a) more than 10% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Portfolio (Fund); provided further that, except in the case of a merger or consolidation, the Portfolio (Fund) shall not purchase any securities of any open-end investment company unless (1) the Portfolio's investment adviser waives the investment advisory fee with respect to assets invested in other open-end investment companies and (2) the Portfolio incurs no sales charge in connection with the investment;

         (vii) invest more than 10% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) in securities (excluding Rule 144A securities ) that are restricted as to resale under the 1933 Act;

         (viii) invest more than 15% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) in (a) securities (excluding Rule 144A securities) that are restricted as to resale under the 1933 Act, and (b) securities that are issued by issuers which (including predecessors) have been in operation less than three years (other than U.S. Government securities), provided, however, that no more than 5% of the Portfolio's (Fund's) total assets are invested in securities issued by issuers which (including predecessors) have been in operation less than three years;

         (ix) invest more than 15% of the Portfolio's (Fund's) net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable (excluding Rule 144A securities deemed by the Board of Trustees of the Portfolio (Trust) to be liquid);

         (x) with respect to 75% of its assets, invest more than 5% of its total assets in the securities (excluding U.S.

Government securities) of any one issuer;


         (xi) invest in securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Portfolio (Trust), or is an officer or director of the Adviser, if after the purchase of the securities of such issuer for the Portfolio (Fund) one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;

         (xii) invest in warrants (other than warrants acquired by the Portfolio
(Fund) as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Portfolio's (Fund's) net assets or if, as a result, more than 2% of the Portfolio's (Fund's) net assets would be invested in warrants not listed on a recognized United States or foreign stock exchange, to the extent permitted by applicable state securities laws;

         (xiii) write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment practices of the Portfolio (Fund) and the option is issued by the OCC, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 5% of the Portfolio's (Fund's) net assets; (c) the securities subject to the exercise of the call written by the Portfolio (Fund) must be owned by the Portfolio (Fund) at the time the call is sold and must continue to be owned by the Portfolio (Fund) until the call has been exercised, has lapsed, or the Portfolio (Fund) has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Portfolio's (Fund's) obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Portfolio (Fund) establishes a segregated account with its custodian consisting of cash or short-term U.S. Government securities equal in value to the amount the Portfolio (Fund) will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Portfolio (Fund) has purchased a closing put, which is a put of the same series as the one previously written); and

         (xiv) buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio's (Fund's) total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Portfolio's (Fund's) total assets.


There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, or in the change of securities rating of the investment, or any other later change.


Each Fund will comply with the state securities laws and regulations of all states in which it is registered. Each Portfolio will comply with the permitted investments and investment limitations in the securities laws and regulations of all states in which the corresponding Fund, or any other registered investment company investing in the Portfolio, is registered.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Adviser is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for each Portfolio, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including to the extent and in the manner permitted by applicable law, Bankers Trust or its subsidiaries or affiliates. Purchases and sales of certain portfolio securities on behalf of a Portfolio are frequently placed by the Adviser with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

The Adviser seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for a Portfolio taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Portfolio to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

The Adviser is authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for a Portfolio with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.

Consistent with the policy stated above, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees of the Portfolio may determine, the Adviser may consider sales of shares of the Trust and of other investment company clients of Bankers Trust as a factor in the selection of broker-dealers to execute portfolio transactions. Bankers Trust will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

Higher commissions may be paid to firms that provide research services to the extent permitted by law. Bankers Trust may use this research information in managing the Portfolio's assets, as well as the assets of other clients.

Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

Although certain research, market and statistical information from brokers and dealers can be useful to a Portfolio and to the Adviser, it is the opinion of the management of the Portfolios that such information is only supplementary to the Adviser's own research effort, since the information must still be analyzed, weighed and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Portfolios, and not all such information is used by the Adviser in connection with the Portfolios. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Portfolios.

In certain instances there may be securities which are suitable for a Portfolio as well as for one or more of the Adviser's other clients. Investment decisions for a Portfolio and for the Adviser's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients.
 Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Portfolio is concerned. However, it is believed that the ability of a Portfolio to participate in volume transactions will produce better executions for the Portfolio.


For the period from January 1, 1995 through September 30, 1995, the years ended December 31, 1994 and 1993 , International Equity Portfolio paid brokerage commissions in the amount of $132,894, $110,580 and $63,523, respectively.

For the period from January 1, 1995 to September 30, 1995, the year ended December 31, 1994 and the period from March 9, 1993 (commencement of operations) through December 31, 1993, Capital Appreciation Portfolio paid brokerage commissions in the amount of $247,868, $162,941 and $58,016, respectively.


PERFORMANCE INFORMATION


                        STANDARD PERFORMANCE INFORMATION

From time to time, quotations of a Fund's performance may be included in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:




         TOTAL RETURN: A Fund's average annual total return is calculated for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (made at the maximum public offering price with all distributions reinvested) to reach the value of that investment at the end of the periods. A Fund may also calculate total return figures which represent aggregate performance over a period or year-by-year performance.

                                International
                                  Equity               Capital Appreciation
                                   FUND1                     FUND2



Total Return
for 1 Year ended

 9/30/95
                                   43.36%                     13.84%


Cumulative
Total Return
for the Period from
Commencement of
Operations through

 9/30/95                           68.30%                     61.50%



Average Annual
Total Return for
the Period from
Commencement of
Operations

through  9/30/95                   22.53%                     16.40%


         1Fund commenced  operations on March 9, 1993
         2Fund commenced operations on August 4, 1992.

         PERFORMANCE RESULTS: Any total return quotation provided for a Fund should not be considered as representative of the performance of the Fund in the future since the net asset value and public offering price of shares of the Fund will vary based not only on the type, quality and maturities of the securities held in the corresponding Portfolio, but also on changes in the current value of such securities and on changes in the expenses of the Fund and the corresponding Portfolio. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of a Fund to total returns published for other investment companies or other investment vehicles. Total return reflects the performance of both principal and income.

                         COMPARISON OF FUND PERFORMANCE

Comparison of the quoted nonstandardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. Evaluations of a Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for a Fund's performance information could include the following:

ASIAN WALL STREET JOURNAL, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

BARRON'S, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

BUSINESS WEEK, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CHANGING  TIMES,  THE  KIPLINGER   MAGAZINE,   a  monthly  investment   advisory
publication  that  periodically   features  the  performance  of  a  variety  of
securities.

CONSUMER DIGEST, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

FINANCIAL TIMES, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

FINANCIAL WORLD, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

FORBES, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

FORTUNE, a national business publication that periodically rates the performance of a variety of mutual funds.

GLOBAL  INVESTOR,   a  European   publication  that  periodically   reviews  the
performance of U.S. mutual funds investing internationally.

INVESTOR'S DAILY, a daily newspaper that features financial, economic and business news.

LIPPER ANALYTICAL SERVICES, INC.'S MUTUAL FUND PERFORMANCE ANALYSIS, a weekly publication of industry-wide mutual fund averages by type of fund.

MONEY, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.


MORNINGSTAR INC., a publisher of financial information and mutual fund research.


NEW YORK TIMES, a nationally distributed newspaper which regularly covers financial news.

PERSONAL INVESTING NEWS, a monthly news publication that often reports on investment opportunities and market conditions.

PERSONAL INVESTOR, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

SUCCESS, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

U.S. NEWS AND WORLD REPORT, a national business weekly that periodically reports mutual fund performance data.

VALUE LINE, a biweekly publication that reports on the largest 15,000 mutual funds.

WALL STREET JOURNAL, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

WEISENBERGER INVESTMENT COMPANIES SERVICES, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records, and price ranges.

WORKING WOMEN, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.


              VALUATION OF SECURITIES; REDEMPTIONS AND PURCHASES IN

KIND


Equity and debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates market.

Securities for which market quotations are not readily available are valued by Bankers Trust pursuant to procedures adopted by each Portfolio's Board of Trustees. It is generally agreed that securities for which market quotations are not readily available should not be valued at the same value as that carried by an equivalent security which is readily marketable.


The problems inherent in making a good faith determination of value are recognized in the codification effected by SEC Financial Reporting Release No. 1 ("FRR 1" (formerly Accounting Series Release No. 113)) which concludes that there is "no automatic formula" for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation. According to FRR 1 such factors would include consideration of the:

         type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

To the extent that a Portfolio purchases securities which are restricted as to resale or for which current market quotations are not readily available, the Adviser of the Portfolio will value such securities based upon all relevant factors as outlined in FRR 1.

The Trust, on behalf of each Fund, and each Portfolio reserve the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or withdrawal by making payment in whole or in part in readily marketable securities chosen by the Trust, or the Portfolio, as the case may be, and valued as they are for purposes of computing the Fund's or the Portfolio's net asset value, as the case may be (a redemption in kind). If payment is made to a Fund shareholder in securities, an investor, including the Fund, may incur transaction expenses in converting these securities into cash. The Trust, on behalf of each Fund, and each Portfolio have elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which each Fund and each Portfolio are obligated to redeem shares or beneficial interests, as the case may be, with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund or the Portfolio, as the case may be, at the beginning of the period.

Each Portfolio has agreed to make a redemption in kind to the corresponding Fund whenever the Fund wishes to make a redemption in kind and therefore shareholders of the Fund that receive redemptions in kind will receive portfolio securities of the corresponding Portfolio and in no case will they receive a security issued by the Portfolio. Each Portfolio has advised the Trust that the Portfolio will not redeem in kind except in circumstances in which the Fund is permitted to redeem in kind or unless requested by the Fund.

Each investor in a Portfolio, including the corresponding Fund, may add to or reduce its investment in the Portfolio on each day the Portfolio determines its net asset value. At the close of each such business day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals which are to be effected as of the close of business on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as the close of business on the following business day .

Each Fund may, at its own option, accept securities in payment for shares. The securities delivered in payment for shares are valued by the method described under "Net Asset Value" as of the day the Fund receives the securities. This may be a taxable transaction to the shareholder. (Consult your tax adviser for future tax guidance.) Securities may be accepted in payment for shares only if they are, in the judgment of Bankers Trust, appropriate investments for the Fund's corresponding Portfolio. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the acquiring Fund's corresponding Portfolio; (ii) be acquired by the applicable Fund for investment and not for resale (other than for resale to the Fund's corresponding Portfolio); (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of the market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, over-the-counter market or by readily available market quotations from a dealer in such securities. Each Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

                   MANAGEMENT OF THE TRUST AND THE PORTFOLIOS

Each Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Funds or
Portfolios they represent. In addition, the Trustees review contractual arrangements with companies that provide services to the Funds/Portfolios and review the Funds' performance.

The Trustees and officers of the Trust and Portfolios, their age and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate those Trustees who are "interested persons" (as defined in the 1940 Act) of the Trust. Unless otherwise indicated, the address of each Trustee and officer is 6 St. James Avenue, Boston, Massachusetts.


                              TRUSTEES OF THE TRUST


KELVIN J. LANCASTER (aged 71) -- Trustee; Professor, Department of Economics, Columbia University. His address is 35 Claremont

Avenue, New York, New York 10027.

PHILIP SAUNDERS, JR. (aged 60) -- Trustee; Principal, Philip Saunders Associates (Consulting); former Director of Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; and Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is 445 Glen Road, Weston, Massachusetts 02193.

S. LELAND DILL (aged 65) -- Trustee; Retired; Director, Coutts & Co. Group, Coutts & Co. (U.S.A.) International; Director, Zweig Series Trust; formerly Partner of KPMG Peat Marwick; Director, Vinters International Company, Inc.; General Partner of Pemco (an investment company registered under the 1940 Act). His address is 5070 North Ocean Drive, Singer Island, Florida 33404.

PHILIP W. COOLIDGE* (aged 44) -- President and Trustee; Chairman, Chief Executive Officer and President, Signature Financial Group, Inc. ("SFG") (since December, 1988) and Signature (since April, 1989).


                           TRUSTEES OF THE PORTFOLIOS


PHILIP SAUNDERS, JR. (aged 60) -- Trustee; Principal, Philip Saunders Associates (Consulting); former Director of Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; and Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is 445 Glen Road, Weston, Massachusetts 02193.

CHARLES P. BIGGAR (aged 65) -- Trustee; Retired; Director of Chase/NBW Bank Advisory Board; Director, Batemen, Eichler, Hill Richards Inc.; formerly Vice President of International Business Machines and President of the National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post

Lane, Chappaqua, New York 10514.


S. LELAND DILL (aged 65) -- Trustee; Retired; Director, Coutts & Co. Group, Coutts & Co. (U.S.A.) International; Director, Zweig Series Trust; formerly Partner of KPMG Peat Marwick; Director, Vinters International Company, Inc.; General Partner of Pemco (an investment company registered under the 1940 Act). His address is 5070 North Ocean Drive, Singer Island, Florida 33404.

PHILIP W. COOLIDGE* (aged 44) -- President and Trustee; Chairman, Chief Executive Officer and President, SFG (since December, 1988) and Signature (since April, 1989).


                      OFFICERS OF THE TRUST AND PORTFOLIOS

Unless otherwise specified, each officer listed below holds the same position with the Trust and each Portfolio.


JOHN R. ELDER (aged 47) -- Treasurer ; Vice President, SFG (since

April, 1995); Treasurer, Phoenix Family of Mutual Funds (prior to April, 1995); Audit Manager, Price Waterhouse (prior to 1983).

DAVID G. DANIELSON (aged 30) -- Assistant Treasurer; Assistant Manager, SFG (since May, 1991); Graduate Student, Northeastern University (from April, 1990 to March, 1991); Tax Accountant & Systems Analyst, Putnam Companies (prior to March, 1990).

JAMES S. LELKO, JR. (aged 30) -- Assistant Treasurer; Assistant

Manager, SFG (since January 1993); Senior Tax Compliance Accountant, Putnam Investments (prior to December 1992).


BARBARA M. O'DETTE (aged 36) -- Assistant Treasurer; Assistant Treasurer, SFG (since December, 1988) and Signature (since April, 1989).

DANIEL E. SHEA (aged 33) -- Assistant Treasurer; Assistant Manager, SFG (since November 1993); Supervisor and Senior Technical Advisor, Putnam Investments (prior to November 1993).

LINDA T. GIBSON (aged 30) -- Assistant Secretary; Legal Counsel and Assistant Secretary, SFG (since May, 1992); Assistant Secretary, Signature (since October,
1992); student, Boston University School of Law (September, 1989 to May, 1992); Product Manager, SFG (January, 1989 to September, 1989).

THOMAS M. LENZ (aged 37) -- Secretary; Vice President and Associate General Counsel, SFG (since November, 1989); Assistant Secretary, Signature (since February, 1991); Attorney,

Ropes & Gray (prior to November, 1989).


MOLLY S. MUGLER (aged 44) -- Assistant Secretary; Legal Counsel and Assistant Secretary, SFG (since December, 1988); Assistant Secretary, Signature (since April, 1989).

ANDRES E. SALDANA (aged 33) -- Assistant Secretary; Legal Counsel, SFG (since November, 1992); Assistant Secretary, Signature (since September, 1993); Attorney, Ropes & Gray (September, 1990 to November, 1992); law student, Yale Law School (September, 1987 to May, 1990).

Messrs.  Coolidge,  Danielson,  Elder,  Lelko,  Lenz,  Saldana and Shea and Mss.
Gibson, Mugler and O'Dette also hold similar positions for other investment companies for which Signature or an affiliate serves as the principal underwriter.


No person who is an officer or director of Bankers Trust is an officer or Trustee of the Trust or the Portfolios. No director, officer or employee of Signature or any of its affiliates will receive any compensation from the Trust or the Portfolios for serving as an officer or Trustee of the Trust or the Portfolios. The Trust pays each Trustee who is not a director, officer or employee of the Adviser, the Distributor, the Administrator or
any of their affiliates an annual fee of $10,000, respectively, per annum plus $1,250, respectively, per meeting attended and reimburses them for travel and out-of-pocket expenses. The Portfolios , Cash Management Portfolio, Treasury Money Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, Utility Portfolio, Equity 500 Index Portfolio, Short/Intermediate U.S. Government
Securities Portfolio, Intermediate Tax Free Portfolio, Asset Management Portfolio and BT Investment Portfolios (together with the Trust, the "Fund Complex") collectively pay each Trustee who is not a director, officer or employee of the Adviser, the Distributor, the Administrator or any of their affiliates an annual fee of $10,000, respectively, per annum plus $1,250, respectively, per meeting attended and reimburses them for travel and out-of-pocket expenses.

For the period from January 1, 1995 to September 30, 1995, the Capital Appreciation Fund incurred Trustees fees equal to $1,173. For the same period, Capital Appreciation Portfolio incurred Trustees fees equal to $1,107.

For the period from January 1, 1995 to September 30, 1995, the International Equity Fund incurred Trustees fees equal to $1,138. For the same period, International Equity Portfolio incurred Trustees fees equal to $1,079.


The following table reflects fees paid to the Trustees of the Trust and Portfolio for the year ended September 30, 1995.


                           TRUSTEE COMPENSATION TABLE

                                            PENSION OR
                                            RETIREMENT
                                            BENEFITS ACCRUED
                           AGGREGATE        AS PART OF TRUST     ESTIMATED ANNUAL       TOTAL COMPENSATION
NAME OF PERSON,            COMPENSATION     OR PORTFOLIO         BENEFITS UPON          FROM FUND COMPLEX
POSITION                   FROM TRUST       EXPENSES             RETIREMENT             PAID TO TRUSTEES



Kelvin J. Lancaster,       $[]              none                 none                   $[]
Trustee of Trust

Philip Saunders, Jr,       $[]              none                 none                   $[]
Trustee of Trust
and Portfolios

S. Leland Dill,            $[]              none                 none                   $[]
Trustee of Trust
and Portfolios

Philip W. Coolidge,        none             none                 none                   none
Trustee of Trust
and Portfolios

Charles P. Biggar,         none             none                 none                   $[]
Trustee of Portfolios



Bankers Trust reimbursed the Funds and Portfolios for a portion of their Trustees fees for the period above. See "Investment Adviser" and "Administrator" below.


As of December 31, 1995, the Trustees and officers of the Trust and the Portfolios owned in the aggregate less than 1% of the shares of any Fund or the Trust (all series taken together). As of December 31, 1995, Bankers Trust on behalf of its customers is the record owner of the following percentages of the outstanding shares of the following funds: International Equity Fund 82.08%; and Capital Appreciation Fund

77.78%. Shareholders owning 25% or more of the outstanding shares of a Fund may take actions without the approval of any other investor in that Fund.


                               INVESTMENT ADVISER

Under the terms of each Portfolio's investment advisory agreement with Bankers Trust (the "Advisory Agreement"), Bankers Trust manages the Portfolio subject to the supervision and direction of the Board of Trustees of the Portfolio. Bankers Trust will: (i) act in strict conformity with each Portfolio's Declaration of Trust, the 1940 Act and the Investment Advisers Act of 1940, as the same may from time to time be amended; (ii) manage each Portfolio in accordance with the Portfolio's investment objectives, restrictions and policies; (iii) make investment decisions for each Portfolio; and (iv) place purchase and sale orders for securities and other financial instruments on behalf of each Portfolio.

Bankers Trust bears all expenses in connection with the performance of services under each Advisory Agreement. The Trust and each Portfolio bears certain other expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Trust or the Portfolio who are not officers, directors or employees of Bankers Trust, Signature or any of their affiliates; SEC fees and state Blue Sky qualification fees; charges of custodians and transfer and dividend disbursing agents; certain insurance premiums; outside auditing and legal expenses; costs of maintenance of corporate existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Trust or the Portfolio; and any extraordinary expenses.


For the period from January 1, 1995 to September 30, 1995, the year ended December 31, 1994 and the period from March 9, 1993 (commencement of operations) through December 31, 1993, Bankers Trust aggregated $482,453, $329,399 and $67,695, respectively, in compensation for investment advisory services provided to Capital Appreciation Portfolio. During the same periods, Bankers Trust reimbursed $131,702, $114,930 and $43,137, respectively, to that Portfolio to cover expenses.

For the period from January 1, 1995 to September 30, 1995, and the years ended December 31, 1994 and 1993, Bankers Trust aggregated $322,696, $322,489 and $25,031 respectively, in compensation for investment advisory services provided to International Equity Portfolio. During the same periods, Bankers Trust reimbursed $108,743, $117,653 and $65,394 , respectively, to that Portfolio to cover expenses.


Bankers Trust may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Portfolios, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. Bankers Trust has informed the Portfolios that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Portfolios, Bankers Trust will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by a Portfolio is a customer of Bankers Trust, its parent or its subsidiaries or affiliates and, in dealing with its customers, Bankers Trust, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by Bankers Trust or any such affiliate.

Each Fund's prospectus contains disclosure as to the amount of Bankers Trust's investment advisory and administration and services fees, including waivers thereof. Bankers Trust may not recoup any of its waived investment advisory or administration and services fees. Such waivers by Bankers Trust shall stay in effect for at least 12 months.

                                  ADMINISTRATOR


Under the administration and services agreements, Bankers Trust is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust and each Portfolio reasonably deem necessary for the proper administration of the Trust or a Portfolio. Bankers Trust will generally assist in all aspects of the Funds' and Portfolios' operations; supply and maintain office facilities (which may be in Bankers Trust's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declarations of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.


Pursuant to a sub-administration agreement (the "Sub-Administration Agreement"), Signature performs such sub-administration duties for the Trust and the Portfolios as from time to time may be agreed upon by Bankers Trust and Signature. The Sub-Administration Agreement provides that Signature will receive such compensation as from time to time may be agreed upon by Signature and Bankers Trust. All such compensation will be paid by Bankers Trust.


For the period from January 1, 1995 to September 30, 1995,
the year ended December 31, 1994 and the period from March 9, 1993 (commencement of operations) through December 31, 1993, Bankers Trust aggregated $229,796, $165,092 and $43,514, respectively, in compensation for administrative and other services provided to the Capital Appreciation Fund. During the same periods, Bankers Trust reimbursed $48,877, $79,097 and $18,173, respectively, to cover expenses. For the period from January 1, 1995 to September 30, 1995, the year ended December 31, 1994 and the period from March 9, 1993 (commencement of operations) through December 31, 1993, Bankers Trust received $74,224, $50,677 and $10,415, respectively, in compensation for administrative and other services provided to Capital Appreciation Portfolio.

For the period from January 1, 1995 to September 30, 1995, and the years ended December 31, 1994 and 1993, Bankers Trust aggregated $421,538, $421,138 and $141,760 , respectively, in compensation for administrative and other services provided to the International Equity Fund. During the same periods, Bankers Trust reimbursed $52,956, $66,603 and $37,428 , respectively, to cover expenses. For the period from January 1, 1995 to September 30, 1995, and the years ended December 31, 1994 and 1993, Bankers Trust received $74,468, $74,420 and $25,031 , respectively, in compensation for administrative and other services provided to International Equity Portfolio.


Bankers Trust has agreed that if in any year the aggregate expenses of any Fund and its respective Portfolio (including fees pursuant to the Advisory Agreement, but excluding interest, taxes, brokerage and, if permitted by the relevant state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over a Fund, Bankers Trust will reimburse the Fund for the excess expense to the extent required by state law. As of the date of this Statement of Additional Information, the most restrictive annual expense limitation applicable to any Fund is 2.5% of the Fund's first $30 million of average annual net assets, 2.0% of the next $70 million of average annual net assets and 1.5% of the remaining average annual net assets.

                          CUSTODIAN AND TRANSFER AGENT

Bankers Trust, 280 Park Avenue, New York, New York 10017, serves as Custodian for the Trust and for each Portfolio pursuant to the administration and services agreements. As Custodian, it holds the Funds' and each Portfolio's assets. Bankers Trust also serves as transfer agent of the Trust and of each Portfolio pursuant to the respective administration and services agreement.
 Under its transfer agency agreement with the Trust, Bankers Trust maintains the shareholder account records for each Fund, handles certain communications between shareholders and the Trust and causes to be distributed any dividends and distributions payable by the Trust. Bankers Trust may be reimbursed by the Funds or the Portfolios for its out-of-pocket expenses. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

                                   USE OF NAME

The Trust and Bankers Trust have agreed that the Trust may use "BT" as part of its name for so long as Bankers Trust serves as investment adviser to the Portfolios. The Trust has acknowledged that the term "BT" is used by and is a property right of certain subsidiaries of Bankers Trust and that those subsidiaries and/or Bankers Trust may at any time permit others to use that term.

The Trust may be required, on 60 days' notice from Bankers Trust at any time, to abandon use of the acronym "BT" as part of its name. If this were to occur, the Trustees would select an appropriate new name for the Trust, but there would be no other material effect on the Trust, its shareholders or activities.

                           BANKING REGULATORY MATTERS

Bankers Trust has been advised by its counsel that in its opinion Bankers Trust may perform the services for the Portfolios contemplated by the Advisory Agreements and other activities for the Funds and the Portfolios described in the Prospectuses and this Statement of Additional Information without violation of the Glass-Steagall Act or other applicable banking laws or regulations. However, counsel has pointed out that future changes in either Federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent Bankers Trust from continuing to perform those services for the Trust and the Portfolios. State laws on this issue may differ from the interpretations of relevant Federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law. If the circumstances described above should change, the Boards of Trustees would review the relationships with Bankers Trust and consider taking all actions necessary in the circumstances.

                       COUNSEL AND INDEPENDENT ACCOUNTANTS

Willkie Farr & Gallagher, One Citicorp Center, 153 East 53rd Street, New York, New York 10022-4669, serves as Counsel to the Trust and each Portfolio. Coopers & Lybrand L.L.P., 1100 Main Street, Suite 900, Kansas City, Missouri 64105 acts as Independent Accountants of the Trust and each Portfolio.

                            ORGANIZATION OF THE TRUST

Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants.

Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

The Trust was organized under the name BT Tax-Free Investment Trust and assumed its current name of BT Investment Funds on May 16, 1988.

Except as described below, whenever the Trust is requested to vote on a fundamental policy of the Portfolio, the Trust will hold a meeting of the Fund's shareholders and will cast its vote as instructed by the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

Except as described below, whenever the Fund is requested to vote on matters pertaining to the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes proportionately as instructed by Fund shareholders. However, subject to applicable statutory and regulatory requirements, the Fund would not request a vote of its shareholders with respect to (a) any proposal relating to the Portfolio, which proposal, if made with respect to the Fund, would not require the vote of the shareholders of the Fund, or (b) any proposal with respect to the Portfolio that is identical in all material respects to a proposal that has previously been approved by shareholders of the Fund. Any proposal submitted to holders in the Portfolio, and that is not required to be voted on by shareholders of the Fund, would nonetheless be voted on by the Trustees of the Trust.


                                    TAXATION

                              TAXATION OF THE FUNDS

The Trust intends to qualify annually and to elect each Fund to be treated as a regulated investment company under the Code.


To qualify as a regulated investment company, each Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of certain assets (namely, in the case of the Fund,
(i) stock or securities; (ii) options, futures, and forward contracts (other than those on foreign currencies); and (iii) foreign currencies (including options, futures, and forward contracts on such currencies) not directly related to the Fund's principal business of investing in stock or securities (or options and futures with respect to stocks or securities)) held less than three months (the "30% Limitation"); (c) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (d) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and its net tax-exempt interest income, if any, each taxable year.

As a regulated investment company, each Fund will not be subject to U.S. Federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of: (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year; (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year; and
(3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

Each Fund shareholder will also receive, if appropriate, various written notices after the close of the Fund's prior taxable year as to the Federal income status of his dividends and distributions which were received from the Fund during the Fund's prior taxable year. Shareholders should consult their tax advisers as to any state and local taxes that may apply to these dividends and distributions. The dollar amount of dividends excluded from Federal income taxation and the dollar amount subject to such income taxation, if any, will vary for each shareholder depending upon the size and duration of each shareholder's investment in the Fund. To the extent that the Fund earns taxable net investment income, the Fund intends to designate as taxable dividends the same percentage of each dividend as its taxable net investment income bears to its total net investment income earned. Therefore, the percentage of each dividend designated as taxable, if any, may vary.

 CAPITAL APPRECIATION PORTFOLIO AND INTERNATIONAL EQUITY PORTFOLIO


FOREIGN SECURITIES. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolio's assets to be invested in various countries will vary.

If the Portfolio is liable for foreign taxes, and if more than 50% of the value of the Portfolio's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, it may make an election pursuant to which certain foreign taxes paid by it would be treated as having been paid directly by shareholders of the entities, such as the corresponding Fund, which have invested in the Portfolio. Pursuant to such election, the amount of foreign taxes paid will be included in the income of the corresponding Fund's shareholders, and such Fund shareholders (except tax-exempt shareholders) may, subject to certain limitations, claim either a credit or deduction for the taxes. Each such Fund shareholder will be notified after the close of the Portfolio's taxable year whether the foreign taxes paid will "pass through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country and (b) the portion which represents income derived from sources within each such country.

The amount of foreign taxes for which a shareholder may claim a credit in any year will generally be subject to a separate limitation for "passive income," which includes, among other items of income, dividends, interest and certain foreign currency gains. Because capital gains realized by the Portfolio on the sale of foreign securities will be treated as U.S. source income, the available credit of foreign taxes paid with respect to such gains may be restricted by this limitation.

                                  DISTRIBUTIONS

Dividends paid out of the Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Distributions of net capital gains, if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. Federal tax status of distributions.

                           TAXATION OF THE PORTFOLIOS

The Portfolios are not subject to Federal income taxation. Instead, the Fund and other investors investing in a Portfolio must take into account, in computing their Federal income tax liability, their share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether they have received any cash distributions from the Portfolio.

Distributions received by a Fund from the corresponding Portfolio generally will not result in the Fund recognizing any gain or loss for Federal income tax purposes, except that: (1) gain will be recognized to the extent that any cash distributed exceeds the

Fund's basis in its interest in the Portfolio prior to the distribution; (2) income or gain may be realized if the distribution is made in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio; and (3) loss may be recognized if the distribution is made in liquidation of the Fund's entire interest in the Portfolio and consists solely of cash and/or unrealized receivables. A Fund's basis in its interest in the corresponding Portfolio generally will equal the amount of cash and the basis of any property which the Fund invests in the Portfolio, increased by the Fund's share of income from the Portfolio, and decreased by the amount of any cash distributions and the basis of any property distributed from the Portfolio.

                                 SALE OF SHARES

Any gain or loss realized by a shareholder upon the sale or other disposition of shares of the Fund, or upon receipt of a distribution in complete liquidation of a Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

                            FOREIGN WITHHOLDING TAXES

Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

                               BACKUP WITHHOLDING

A Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.

                              FOREIGN SHAREHOLDERS

The tax consequences to a foreign shareholder of an investment in a Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

                                 OTHER TAXATION

The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor any Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code. The investment by each Fund in the corresponding Portfolio does not cause the Fund to be liable for any income or franchise tax in the State of New York.

Each Portfolio is organized as a New York trust. Each Portfolio is not subject to any income or franchise tax in the State of New York or the Commonwealth of Massachusetts.

Fund shareholders may be subject to state and local taxes on their Fund distributions. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

                              FINANCIAL STATEMENTS


The following financial statements for each Fund or Portfolio have been filed with the SEC pursuant to section 30(b) of the 1940 Act and Rule 30b2-1 thereunder and are hereby incorporated herein by reference . A copy of such financial statement will be provided, without charge, to each person receiving this statement of additional information.


CAPITAL APPRECIATION FUND:

Statement of Assets and Liabilities, September 30, 1995
Statement of Operations for the period January 1, 1995 to September 30, 1995 Statement of Changes in Net Assets for the period from January 1, 1995 to
  September 30, 1995 and the year ended December 31, 1994
Financial Highlights: Supplemental data for each period indicated
Notes to Financial Statements
Report of Independent Accountants

CAPITAL APPRECIATION PORTFOLIO:

Statement of Assets and Liabilities, September 30, 1995
Statement of  Operations  for the period from  January 1, 1995 to September  30,
1995
Statement of Changes in Net Assets for the period from January 1, 1995 to September 30, 1995 and the year ended December 31, 1994
Financial Highlights: Selected ratios and supplemental data for each period indicated
Schedule of Portfolio Investments, September 30, 1995
Notes to Financial Statements
Report of Independent Accountants

INTERNATIONAL EQUITY FUND:

Statement of Assets and Liabilities, September 30, 1995
Statement of  Operations  for the period from  January 1, 1995 to September  30,
1995
Statement of Changes in Net Assets for the period from January 1, 1995 to September 30, 1995 and the year ended December 31, 1994
Financial Highlights: Supplemental data for each period indicated

Notes to Financial Statements
Report of Independent Accountants



 INTERNATIONAL EQUITY PORTFOLIO:

Statement of Assets and Liabilities, September 30, 1995
Statement of  Operations  for the period from  January 1, 1995 to September  30,
1995
Statement of Changes in Net Assets for the period from January 1, 1995 to September 30, 1995 and the year ended December 31, 1994
Financial Highlights: Selected ratios and supplemental data for each period indicated
Schedule of Portfolio Investments, September 30, 1995
Notes to Financial Statements
Report of Independent Accountants

                                    APPENDIX

                            COMMERCIAL PAPER RATINGS


S&P'S COMMERCIAL PAPER RATINGS

         A is the highest commercial paper rating category utilized by S&P, which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its A classification. Commercial paper issues rated A by S&P have the following characteristics: Liquidity ratios are better than industry average. Long-term debt rating is A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management.

MOODY'S COMMERCIAL PAPER RATINGS

         Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

FITCH INVESTORS SERVICE AND DUFF & PHELPS COMMERCIAL PAPER RATINGS


         Commercial paper rated "Fitch-1" is considered to be the highest grade paper and is regarded as having the strongest degree of assurance for timely payment. "Fitch-2" is considered very good grade paper and reflects an assurance of timely payment only slightly less in degree than the strongest issue.


         Commercial paper issues rated "Duff 1" by Duff & Phelps, Inc. have the following characteristics: very high certainty of timely payment, excellent liquidity factors supported by strong fundamental protection factors, and risk factors which are very small. Issues rated "Duff 2" have a good certainty of timely payment, sound liquidity factors and company fundamentals, small risk factors, and good access to capital markets.

DISTRIBUTOR

Signature Broker-Dealer Services, Inc.               BT INVESTMENT FUNDS
6 St. James Avenue
Boston, MA  02116

(800) 545-1074


INVESTMENT ADVISER  EACH PORTFOLIO
                                                     oCAPITAL APPRECIATION FUND

                                                     oINTERNATIONAL EQUITY FUND





Bankers Trust Company
280 Park Avenue
New York, NY  10017



TRANSFER AGENT

Bankers Trust Company
280 Park Avenue
New York, NY  10017



CUSTODIAN

Bankers Trust Company                                STATEMENT OF
280 Park Avenue                                      ADDITIONAL INFORMATION


New York, NY   10017
                                                     JANUARY 29, 1996



INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.
1100 Main Street, Suite 900
Kansas City, MO  64105


LEGAL COUNSEL

Willkie Farr & Gallagher
One Citicorp Center
153 East 53rd Street
New York, NY  10022-4669



 BT0494

 BT0329H

                                     PART C

                                OTHER INFORMATION


ITEM 24.          FINANCIAL STATEMENTS AND EXHIBITS

         (a)      FINANCIAL STATEMENTS

                  The following are included in Part B:




BT Investment Funds - Global High Yield Securities Fund, Small Cap Fund, International Equity Fund, Capital Appreciation Fund, Pacific Basin Equity Fund, Latin American Equity Fund, European Equity Fund and International Bond Fund

         Statement of Assets and Liabilities, September 30, 1995
         Statement of Operations for the year ended September 30, 1995 Statement of Changes in Net Assets for the year periods indicated Financial
         Highlights: Supplemental data for the periods indicated Notes to Financial Statements Report of Independent Accountants

BT Investment Portfolios - (Global High Yield Securities Portfolio, Small Cap Portfolio, Pacific Basin Equity Portfolio, Latin American Equity Portfolio, European Equity Portfolio and International Bond Portfolio) and International Equity Portfolio and Capital Appreciation Portfolio

         Statement of Assets and Liabilities, September 30, 1995
         Statement of Operations for the year ended September 30, 1995 Statement of Changes in Net Assets for the year periods indicated Financial
         Highlights: Supplemental data for the periods indicated Schedule of Portfolio of Investments, September 30, 1995
         Notes to Financial Statements

         Report of Independent Accountants

(b) EXHIBITS:


         (1)      (a) Declaration of Trust of the Trust.9
                  (b) Supplement to Declaration of Trust.9
                  (c) Second Supplement to Declaration of Trust.9

         (2)      By-Laws of the Trust.9

         (3)      Not applicable.

         (4) Specimen stock certificates for shares of beneficial interest of the Trust.1

         (5)      Not applicable.

         (6)      Distribution Agreement.7

         (7)      Not applicable.

         (8)      See Exhibit 9(b).

         (9)      (a) See Exhibit 9(b).
                  (b) Administration and Services Agreement.6
                  (c) Schedule of Fees under Administration and Services
                       Agreement7

     (10)         Not applicable.


     (11)         Consent of Independent Accountants.10

     (12)              Not applicable.

     (13)              Not applicable.

     (14)              Not applicable.




     (15) Plan of Distribution pursuant to Rule 12b-l under the Investment Company Act of 1940, as amended (the
                  "1940 Act").5

     (16)         Schedules for Computation of Performance Quotations.2


     (17)         Financial Data Schedules.10


    (17A)         Powers of Attorney.3

    (17B)         Powers of Attorney for the Trustees of the Portfolios.4


         1 Incorporated herein by reference from this Registration Statement as filed with the Securities and Exchange Commission (the "SEC") on October 24, 1986.

         2 Incorporated herein by reference from Post-Effective Amendment No. 14 to this Registration Statement as filed with the SEC on February 13, 1992.

         3 Incorporated herein by reference from Post-Effective Amendment No. 16 to this Registration Statement as filed with the SEC on April 30, 1992.

         4 Incorporated herein by reference from Post-Effective Amendment No. 20 to this Registration Statement as filed with the SEC on October 9, 1992.

         5 Incorporated herein by reference from Post-Effective Amendment No. 22 to this Registration Statement as filed with the SEC on February 26, 1993.

         6 Incorporated herein by reference from Post-Effective Amendment No. 23 to this Registration Statement as filed with the SEC on April 30, 1993.

         7 Incorporated herein by reference from Post-Effective Amendment No. 29 to this Registration Statement as filed with the SEC on November 8, 1993.

         8 Incorporated herein by reference from Post-Effective Amendment No. 33 to this Registration Statement as filed with the SEC on April 28, 1995.

         9        Incorporated herein by reference from Post-Effective

                  Amendment No. 34 to this Registration Statement as filed with the SEC on July 31, 1995.

         10       Filed herewith.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE TRUST.

         Not applicable.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

                                           Number of Record Holders

         TITLE OF CLASS                   (AS OF DECEMBER 31, 1995)


Tax Free Money Fund                                      159
NY Tax Free Money Fund                                   218
Cash Management Fund                                     353
Treasury Money Fund                                      409
100% Treasury Fund                                         0
Short/Intermediate U.S. Government Securities Fund       183
Intermediate Tax Free Fund                                74
Utility Fund                                              99
Small Cap Fund                                           200
Pacific Basin Equity Fund                                121
European Equity Fund                                       0
BT Investment Lifecycle Short Range Fund                   8
BT Investment Lifecycle Mid Range Fund                    10
BT Investment Lifecycle Long Range Fund                   11
Latin American Equity Fund                                89
International Equity Fund                                167
Global High Yield Securities Fund                         50
Capital Appreciation Fund                                196
International Bond Fund                                    0

ITEM 27.  INDEMNIFICATION.

         Under Article XI, Section 2 of the Trust's Declaration of Trust, any past or present Trustee or officer of the Trust (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise [hereinafter referred to as a "Covered Person"]) is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such Covered Person has not acted in good faith in the reasonable belief that his actions were in or not opposed to the best interests of the Trust. Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such Covered Person would otherwise be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Expenses may be paid by the Trust in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to the Trust in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Declaration of Trust and either (i) the Covered Person provides security for such undertaking, (ii) the Trust is insured against losses from such advances or (iii) the disinterested Trustees or independent legal counsel determines, in the manner specified in the Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

         Insofar as indemnification for liability arising under the 1933 Act may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         Not applicable.

ITEM 29.  PRINCIPAL UNDERWRITERS.

         (a) Signature Broker-Dealer Services, Inc. is the Distributor (the "Signature") for the shares of BT Investment Funds. Signature also serves as the principal underwriter or placement agent for other registered investment companies.

         (b) Set forth below are the names, principal business addresses and positions of each director and officer of Signature. Unless otherwise noted, the principal business address of these individuals is Signature Broker-Dealer Services, Inc., 6 St. James Avenue, Boston, Massachusetts 02116. Unless otherwise specified, none of the officers and directors of Signature serve as officers and Trustees of the Trust.



                        Position and Offices            Position and Offices
         NAME             WITH SIGNATURE                WITH THE REGISTRANT

Philip W. Coolidge      Chief Executive                 President and Trustee
                        Officer, President
                        and Director
Linwood C. Downs        Treasurer                                     --
Thomas M. Lenz          Assistant Secretary                 Assistant Secretary
Molly S. Mugler         Assistant Secretary                 Assistant Secretary
Linda T. Gibson         Assistant Secretary                 Assistant Secretary
Andres E. Saldana       Assistant Secretary                 Assistant Secretary
Susan Jakuboski         Assistant Treasurer                           --

Barbara M. O'Dette                 Assistant Treasurer      Assistant Treasurer
Beth A. Remy                       Assistant Treasurer               --
David G. Danielson                          --              Assistant Treasurer
James S. Lelko, Jr.                         --              Assistant Treasurer


Daniel E. Shea                              --              Assistant Treasurer

Julie J. Wyetzner                  Product Management
                                    Officer                          --

                      Position and Offices          Position and Offices
     NAME             WITH SIGNATURE                WITH THE REGISTRANT

Robert G. Davidoff          Director                          --
 CMNY Capital, L.P
 135 East 57th Street
 New York, NY  10022



Donald S. Chadwick          Director                          --
 Scarborough & Company
 110 East 42nd Street
 New York, NY  10017

Leeds Hackett               Director                          --
 National Credit
 Management Corporation
 10155 York Road
 Cockeysville, MD  21030

Laurence E. Levine          Director                          --
 First International
 Capital, Ltd.
 130 Sunrise Avenue
 Palm Beach, FL  33480

         (c)   Inapplicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

         BT Investment Funds
         6 St. James Avenue
         Boston, MA 02116

         Bankers Trust Company
         4 Albany Street
         New York, NY 10006

         Investors Fiduciary Trust Company
         127 West 10th Street
         Kansas City, MO 64105

         Signature Broker-Dealer Services, Inc.
         6 St. James Avenue
         Boston, MA 02116

ITEM 31.  MANAGEMENT SERVICES.

         Not applicable.

ITEM 32.  UNDERTAKINGS.

         (a) The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report, with respect to the respective series of the Trust, to shareholders upon request and without charge.

         (b) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the Act were applicable to the Registrant except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value or values of shares held by such requesting shareholders.

                                   SIGNATURES


         Pursuant to the requirements of the 1933 Act and the

Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and that it has duly caused this Amendment to Registrant's Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 25th day of January, 1996.


                                       BT INVESTMENT FUNDS


                                     By:  /S/PHILIP W. COOLIDGE

                                       Philip W. Coolidge
                                       President



         Pursuant to the requirements of the 1933 Act, this Amendment has been signed below by the following persons in the capacities indicated on January 25, 1996.


SIGNATURE                                         TITLE



/S/PHILIP W. COOLIDGE                      President and Trustee
Philip W. Coolidge


/S/S. LELAND DILL                          Trustee
S. Leland Dill



KELVIN J. LANCASTER*                       Trustee
Kelvin J. Lancaster


PHILIP SAUNDERS, JR.*                      Trustee
Philip Saunders, Jr.


/S/JOHN R. ELDER                           Treasurer (Principal Financial and
John R. Elder                              Principal Accounting Officer)


*By:  /S/PHILIP W. COOLIDGE
       Philip W. Coolidge
       as Attorney-in-Fact pursuant to a Power of Attorney
       previously filed.

                                   SIGNATURES



         BT Investment Portfolios has duly caused this Amendment to the Registration Statement on Form N-1A of BT Investment Funds (File No. 33-7404) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 25th day of January, 1996 .


 BT INVESTMENT PORTFOLIOS




By: /S/PHILIP W. COOLIDGE

Philip W. Coolidge
President



         This Amendment to the Registration Statement on Form N-1A of BT Investment Funds (File No. 33-7404) has been signed below by the following persons in the capacities indicated on January 25, 1996.


SIGNATURE                                        TITLE




/S/PHILIP W. COOLIDGE                          Trustee and President
 Philip W. Coolidge



CHARLES P. BIGGAR*                             Trustee
Charles P. Biggar


 PHILIP SAUNDERS, JR.                          Trustee
Philip Saunders, Jr.


S. LELAND DILL*                                Trustee

S. Leland Dill




/S/JOHN R. ELDER                               Treasurer (Principal Financial
John R. Elder                                  and Principal Accounting Officer)





*By:  /S/PHILIP W. COOLIDGE
       Philip W. Coolidge
       as Attorney-in-Fact pursuant to a Power of Attorney
       previously filed.

                                   SIGNATURES


         International Equity Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of BT Investment Funds (File No. 33-7404) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 25th day of January, 1996.

                                            INTERNATIONAL EQUITY PORTFOLIO



                                               By: /S/PHILIP W. COOLIDGE

                                                  Philip W. Coolidge
                                                  President


         This Amendment to the Registration Statement on Form N-1A of BT Investment Funds (File No. 33-7404) has been signed below by the following persons in the capacities indicated on January 25, 1996.

SIGNATURE                                     TITLE



/S/PHILIP W. COOLIDGE                   Trustee and President
Philip W. Coolidge


CHARLES P. BIGGAR*                      Trustee
Charles P. Biggar


PHILIP SAUNDERS, JR.                    Trustee
Philip Saunders, Jr.


S. LELAND DILL*                         Trustee
S. Leland Dill


/S/JOHN R. ELDER                        Treasurer (Principal Financial and
John R. Elder                           Principal Accounting Officer)

*By:  /S/PHILIP W. COOLIDGE
       Philip W. Coolidge
       as Attorney-in-Fact pursuant to a Power of Attorney
       previously filed.

                                   SIGNATURES


         Capital Appreciation Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of BT Investment Funds (File No. 33-7404) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 25th day of January, 1996.

                                        CAPITAL APPRECIATION PORTFOLIO



                                            By: /S/PHILIP W. COOLIDGE

                                               Philip W. Coolidge
                                               President


         This Amendment to the Registration Statement on Form N-1A of BT Investment Funds (File No. 33-7404) has been signed below by the following persons in the capacities indicated on January 25, 1996.

SIGNATURE                                       TITLE



/S/PHILIP W. COOLIDGE                    Trustee and President
Philip W. Coolidge


CHARLES P. BIGGAR*                       Trustee
Charles P. Biggar


PHILIP SAUNDERS, JR.                     Trustee
Philip Saunders, Jr.


S. LELAND DILL*                          Trustee
S. Leland Dill


/S/JOHN R. ELDER                         Treasurer (Principal Financial and
John R. Elder                            Principal Accounting Officer)

*By:  /S/PHILIP W. COOLIDGE
       Philip W. Coolidge
       as Attorney-in-Fact pursuant to a Power of Attorney
       previously filed.

                               BT INVESTMENT FUNDS
                                   EXHIBITS TO
                             REGISTRATION STATEMENT
                                  ON FORM N-1A

                                  EXHIBIT INDEX

EXHIBIT NO.



(11)                      Consent of Independent Accountants

(17)                      Financial Data Schedules